UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 to September 30, 2017

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 170.5%
COMMON STOCKS - 99.2%

Belgium - 1.1%
KBC Group NV (2)	914	77,544
Solvay SA (2)	66	9,867
UCB SA (2)	526	37,487
Umicore SA (2)	41	3,394

		128,292

Denmark - 1.3%
Danske Bank A/S (2)	2,446	98,020
Dfds A/S (2)	17	972
GN Store Nord A/S (2)	33	1,133
H Lundbeck A/S (2)	274	15,841
Jyske Bank A/S (Registered) (2)	499	28,848
Vestas Wind Systems A/S (2)	115	10,337
William Demant Holding A/S (2)*	204	5,393

		160,544

Finland - 0.2%
UPM-Kymmene OYJ (2)	794	21,542

France - 1.6%
Altran Technologies SA (2)	345	6,347
Amundi SA (2)(a)	28	2,328
BNP Paribas SA (2)	325	26,220
Capgemini SE (2)	156	18,287
Cie Generale des Etablissements Michelin (2)	13	1,897
Engie SA (2)	314	5,332
Eutelsat Communications SA (2)	909	26,909
Faurecia (2)	95	6,592
Peugeot SA (2)	2,285	54,395
Renault SA (2)	447	43,921

		192,228

Germany - 3.0%
Aurubis AG (2)	360	29,187
Bayer AG (Registered) (2)	54	7,377
Carl Zeiss Meditec AG (2)	19	994
Daimler AG (Registered) (2)	35	2,794
Evonik Industries AG (2)	125	4,469
Freenet AG (2)	29	970
Hella KGaA Hueck & Co. (2)	89	5,248
Henkel AG & Co. KGaA (Preference) (2)	21	2,861
Infineon Technologies AG (2)	1,992	50,223
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (2)	151	32,318
Salzgitter AG (2)	484	21,985
SAP SE (2)	694	76,094
Talanx AG (2)	168	6,797
TUI AG (2)	308	5,227
Uniper SE (2)	1,882	51,651
United Internet AG (Registered) (2)	570	35,530
Volkswagen AG (Preference) (2)	123	20,080
Wirecard AG (2)	80	7,329

		361,134

Isle of Man - 0.1%
Paysafe Group plc (2)*	1,118	8,728

INVESTMENTS	SHARES	VALUE ($)
Italy - 2.7%
Assicurazioni Generali SpA (2)	124	2,313
DiaSorin SpA (2)	124	11,059
Enel SpA (2)	13,064	78,702
Hera SpA (2)	3,752	11,800
Intesa Sanpaolo SpA (2)	29,913	105,901
Leonardo SpA (2)	242	4,538
Mediobanca SpA (2)	2,670	28,693
Moncler SpA (2)	169	4,883
Poste Italiane SpA (2)(a)	4,822	35,522
Recordati SpA (2)	574	26,488
Telecom Italia SpA (2)*	6,362	5,968
Terna Rete Elettrica Nazionale SpA (2)	1,063	6,211

		322,078

Japan - 7.5%
ANA Holdings, Inc. (2)	900	34,091
Astellas Pharma, Inc. (2)	1,000	12,728
Benesse Holdings, Inc. (2)	300	10,824
Fujitsu Ltd. (2)	3,000	22,328
Haseko Corp. (2)	3,300	44,036
Hitachi Ltd. (2)	2,000	14,102
Idemitsu Kosan Co. Ltd. (2)	900	25,436
Inpex Corp. (2)	5,900	62,851
ITOCHU Corp. (2)	2,500	40,962
Japan Tobacco, Inc. (2)	400	13,108
JFE Holdings, Inc. (2)	600	11,736
JXTG Holdings, Inc. (2)	15,800	81,468
Kajima Corp. (2)	2,000	19,879
Kao Corp. (2)	300	17,662
Kirin Holdings Co. Ltd. (2)	1,700	39,940
Kyushu Railway Co. (2)	100	2,975
Lion Corp. (2)	400	7,309
Marubeni Corp. (2)	8,100	55,373
Matsumotokiyoshi Holdings Co. Ltd. (2)	200	13,396
McDonald’s Holdings Co. Japan Ltd. (2)	300	13,272
Mitsubishi Corp. (2)	1,300	30,246
Mitsubishi Tanabe Pharma Corp. (2)	300	6,887
Mitsui & Co. Ltd. (2)	1,600	23,665
Mizuho Financial Group, Inc. (2)	3,200	5,610
Nexon Co. Ltd. (2)*	600	15,685
NH Foods Ltd. (2)	1,000	27,484
Nippon Electric Glass Co. Ltd. (2)	200	7,753
Obayashi Corp. (2)	2,600	31,186
Oriental Land Co. Ltd. (2)	400	30,496
Pola Orbis Holdings, Inc. (2)	100	3,024
Resona Holdings, Inc. (2)	5,000	25,707
Sawai Pharmaceutical Co. Ltd. (2)	100	5,685
Shionogi & Co. Ltd. (2)	200	10,933
Sojitz Corp. (2)	3,700	10,238
Sumitomo Corp. (2)	2,200	31,674
Taisei Corp. (2)	400	20,977
Teijin Ltd. (2)	100	1,973
Tokyo Electron Ltd. (2)	200	30,790
Tosoh Corp. (2)	500	11,286
Toyota Tsusho Corp. (2)	400	13,146

		887,921

Luxembourg - 0.1%
B&M European Value Retail SA (2)	1,616	8,395
SES SA, FDR (2)	71	1,554

		9,949

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Malta - 0.1%
Kindred Group plc, SDR (2)	658	7,572

Netherlands - 1.9%
ABN AMRO Group NV, CVA (2)(a)	2,824	84,562
Akzo Nobel NV (2)	96	8,854
ASM International NV (2)	336	21,248
ASML Holding NV (2)	144	24,606
ASR Nederland NV (2)	742	29,672
Koninklijke Philips NV (2)	383	15,803
Philips Lighting NV (2)(a)	664	26,804
Randstad Holding NV (2)	139	8,591
Wolters Kluwer NV (2)	22	1,017

		221,157

Norway - 0.5%
DNB ASA (2)	1,777	35,878
Leroy Seafood Group ASA (2)	825	5,284
Marine Harvest ASA (2)*	969	19,165

		60,327

Portugal - 0.3%
EDP - Energias de Portugal SA (2)	9,150	34,502
Sonae SGPS SA (2)	2,726	3,289

		37,791

Spain - 1.4%
Amadeus IT Group SA (2)	294	19,121
Banco Bilbao Vizcaya Argentaria SA (2)	196	1,752
Banco de Sabadell SA (2)	7,015	14,665
Bankinter SA (2)	2,455	23,251
CaixaBank SA (2)	196	984
Endesa SA (2)	263	5,935
Iberdrola SA (2)	123	957
Melia Hotels International SA (2)	67	969
Repsol SA (2)	5,416	99,949

		167,583

Sweden - 1.3%
Boliden AB (2)	1,018	34,530
Holmen AB, Class B (2)	21	984
NCC AB, Class B (2)	55	1,306
Nordea Bank AB (2)	3,106	42,171
Skandinaviska Enskilda Banken AB, Class A (2)	3,356	44,276
SSAB AB, Class A (2)*	1,712	8,268
Svenska Cellulosa AB SCA, Class B (2)	426	3,611
Swedbank AB, Class A (2)	842	23,316

		158,462

Switzerland - 2.8%
Adecco Group AG (Registered) (2)*	406	31,629
Georg Fischer AG (Registered) (2)	19	23,448
Lonza Group AG (Registered) (2)*	270	70,947
Novartis AG (Registered) (2)	130	11,151
Partners Group Holding AG (2)	61	41,413
Roche Holding AG (2)	155	39,621
Sika AG (2)	3	22,337
Sonova Holding AG (Registered) (2)	162	27,497
STMicroelectronics NV (2)	1,513	29,337
Temenos Group AG (Registered) (2)*	359	36,668

		334,048

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 3.0%
Barclays plc (2)	2,815	7,299
BBA Aviation plc (2)	2,200	8,802
Bellway plc (2)	614	27,161
Berkeley Group Holdings plc (2)	1,262	62,894
BT Group plc (2)	4,072	15,488
Coca-Cola European Partners plc (2)	39	1,635
CYBG plc (2)*	425	1,732
Dixons Carphone plc (2)	9,050	23,465
Fiat Chrysler Automobiles NV (2)*	1,907	34,176
Greene King plc (2)	2,144	15,714
Hays plc (2)	1,554	3,947
Howden Joinery Group plc (2)	3,620	20,919
Indivior plc (2)*	4,361	19,864
JD Sports Fashion plc (2)	2,960	14,840
Kingfisher plc (2)	781	3,127
Marks & Spencer Group plc (2)	1,659	7,855
Moneysupermarket.com Group plc (2)	1,719	7,329
Next plc (2)	301	21,218
Playtech plc (2)	859	10,576
Provident Financial plc (2)	656	7,304
Sports Direct International plc (2)*	1,965	10,804
Travis Perkins plc (2)	226	4,387
WH Smith plc (2)	487	13,182
Whitbread plc (2)	29	1,464
William Hill plc (2)	2,331	7,885

		353,067

United States - 70.3%
Aaron’s, Inc.	295	12,871
AbbVie, Inc.	1,061	94,280
Accenture plc, Class A	96	12,967
Activision Blizzard, Inc.	108	6,967
Adtalem Global Education, Inc.	469	16,814
Aflac, Inc.	1,315	107,028
AGCO Corp.	178	13,131
Agilent Technologies, Inc.	59	3,788
Air Lease Corp.	538	22,930
Akamai Technologies, Inc. *	557	27,137
Alexion Pharmaceuticals, Inc. *	167	23,428
Allstate Corp. (The)	1,536	141,174
Ally Financial, Inc.	707	17,152
AMC Networks, Inc., Class A *	357	20,874
Amdocs Ltd.	725	46,632
AMERCO	87	32,616
Ameren Corp.	242	13,997
American Financial Group, Inc.	260	26,897
Ameriprise Financial, Inc.	433	64,305
Amgen, Inc.	666	124,176
Anthem, Inc.	694	131,777
Applied Materials, Inc.	182	9,480
Arch Capital Group Ltd. *	113	11,130
Archer-Daniels-Midland Co.	1,691	71,884
Arrow Electronics, Inc. *	602	48,407
Aspen Insurance Holdings Ltd.	501	20,240
Avnet, Inc.	576	22,637
Axis Capital Holdings Ltd.	1,198	68,657
Bank of New York Mellon Corp. (The)	762	40,401
Baxter International, Inc.	1,303	81,763
Bed Bath & Beyond, Inc.	1,749	41,049
Best Buy Co., Inc.	1,202	68,466

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 70.3% (Continued)
Biogen, Inc. *	347	108,653
Bioverativ, Inc. *	738	42,118
Boeing Co. (The)	142	36,098
CA, Inc.	1,655	55,244
Cadence Design Systems, Inc. *	586	23,129
CalAtlantic Group, Inc.	850	31,135
Capital One Financial Corp.	337	28,530
Cardinal Health, Inc.	104	6,960
Carnival Corp.	778	50,235
CDK Global, Inc.	208	13,123
CDW Corp.	144	9,504
Celanese Corp., Series A	382	39,831
Celgene Corp. *	336	48,995
Centene Corp. *	220	21,289
Charles River Laboratories International, Inc. *	817	88,252
Chubb Ltd.	254	36,208
Cigna Corp.	423	79,076
Cinemark Holdings, Inc.	375	13,579
Cisco Systems, Inc.	420	14,125
Citrix Systems, Inc. *	161	12,368
CNO Financial Group, Inc.	1,486	34,683
Comcast Corp., Class A	228	8,773
Commerce Bancshares, Inc.	201	11,612
Conagra Brands, Inc.	717	24,192
Consolidated Edison, Inc.	352	28,399
Constellation Brands, Inc., Class A	14	2,792
Cooper Cos., Inc. (The)	67	15,886
Cooper Tire & Rubber Co.	1,040	38,896
Corning, Inc.	2,487	74,411
Cracker Barrel Old Country Store, Inc.	43	6,520
Credit Acceptance Corp. *	13	3,642
Cummins, Inc.	163	27,389
CVS Health Corp.	159	12,930
Dana, Inc.	669	18,705
Danaher Corp.	614	52,669
Darden Restaurants, Inc.	190	14,968
DaVita, Inc. *	152	9,027
Deere & Co.	467	58,651
Delta Air Lines, Inc.	434	20,927
Deluxe Corp.	160	11,674
Devon Energy Corp.	1,714	62,921
Diamond Offshore Drilling, Inc. *	5,446	78,967
Discover Financial Services	635	40,945
DR Horton, Inc.	673	26,873
Dr Pepper Snapple Group, Inc.	83	7,343
DST Systems, Inc.	42	2,305
DTE Energy Co.	265	28,450
Eastman Chemical Co.	630	57,009
Eaton Corp. plc	47	3,609
eBay, Inc. *	3,317	127,572
Electronic Arts, Inc. *	181	21,369
Eli Lilly & Co.	1,017	86,994
Esterline Technologies Corp. *	66	5,950
Exelixis, Inc. *	201	4,870
Exelon Corp.	2,686	101,182
Express Scripts Holding Co. *	1,537	97,323
FedEx Corp.	220	49,628
First American Financial Corp.	233	11,643
Flex Ltd. *	792	13,123

INVESTMENTS	SHARES	VALUE ($)
United States - 70.3% (Continued)
FLIR Systems, Inc.	24	934
Ford Motor Co.	5,374	64,327
Franklin Resources, Inc.	110	4,896
GATX Corp.	244	15,021
General Dynamics Corp.	187	38,443
General Motors Co.	2,799	113,024
Genpact Ltd.	1,265	36,369
Gilead Sciences, Inc.	1,368	110,835
Globus Medical, Inc., Class A *	969	28,799
Goldman Sachs Group, Inc. (The)	400	94,876
Goodyear Tire & Rubber Co. (The)	1,146	38,104
H&R Block, Inc.	172	4,555
Hanover Insurance Group, Inc. (The)	54	5,234
HCA Healthcare, Inc. *	671	53,405
Helen of Troy Ltd. *	18	1,744
Hewlett Packard Enterprise Co.	1,515	22,286
Hexcel Corp.	37	2,125
HollyFrontier Corp.	349	12,554
Honeywell International, Inc.	344	48,759
Humana, Inc.	303	73,820
Ingredion, Inc.	340	41,018
Intel Corp.	3,431	130,652
International Business Machines Corp.	787	114,178
Interpublic Group of Cos., Inc. (The)	380	7,900
Jabil, Inc.	823	23,497
Jazz Pharmaceuticals plc *	35	5,119
JM Smucker Co. (The)	66	6,925
Johnson & Johnson	457	59,415
JPMorgan Chase & Co.	932	89,015
Juniper Networks, Inc.	1,060	29,500
Kohl’s Corp.	755	34,466
L3 Technologies, Inc.	175	32,975
Laboratory Corp. of America Holdings *	392	59,180
Lam Research Corp.	249	46,075
Laredo Petroleum, Inc. *	82	1,060
Lear Corp.	654	113,194
Lennar Corp., Class A	188	9,926
Liberty Expedia Holdings, Inc., Class A *	459	24,377
Liberty Interactive Corp. QVC Group, Class A *	1,326	31,254
LifePoint Health, Inc. *	320	18,528
Lincoln National Corp.	701	51,509
Lockheed Martin Corp.	174	53,990
LyondellBasell Industries NV, Class A	1,495	148,080
Mallinckrodt plc *	548	20,479
Manhattan Associates, Inc. *	372	15,464
ManpowerGroup, Inc.	180	21,208
Marathon Petroleum Corp.	261	14,637
Marvell Technology Group Ltd.	53	949
Masimo Corp. *	79	6,838
MAXIMUS, Inc.	32	2,064
McKesson Corp.	595	91,398
Merck & Co., Inc.	1,128	72,226
Meredith Corp.	19	1,054
Micron Technology, Inc. *	2,487	97,814
Microsoft Corp.	636	47,376
Molson Coors Brewing Co., Class B	307	25,063
Morgan Stanley	93	4,480
MSA Safety, Inc.	31	2,465
Murphy Oil Corp.	361	9,588
Murphy USA, Inc. *	203	14,007

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 70.3% (Continued)
Mylan NV *	2,028	63,618
Navient Corp.	146	2,193
Newfield Exploration Co. *	446	13,233
Nielsen Holdings plc	28	1,161
Northrop Grumman Corp.	297	85,453
Oceaneering International, Inc.	568	14,921
Omnicom Group, Inc.	408	30,221
ON Semiconductor Corp. *	1,887	34,853
Oracle Corp.	2,282	110,335
Orbital ATK, Inc.	317	42,212
Owens Corning	1,013	78,356
Penske Automotive Group, Inc.	156	7,421
PepsiCo, Inc.	64	7,132
PerkinElmer, Inc.	14	966
Pfizer, Inc.	3,383	120,773
PG&E Corp.	453	30,845
PNC Financial Services Group, Inc. (The)	280	37,736
Procter & Gamble Co. (The)	183	16,649
Prudential Financial, Inc.	150	15,948
Public Service Enterprise Group, Inc.	328	15,170
PulteGroup, Inc.	1,482	40,503
QIAGEN NV *	799	25,168
Quintiles IMS Holdings, Inc. *	710	67,500
Raytheon Co.	452	84,334
Regal Beloit Corp.	26	2,054
Regeneron Pharmaceuticals, Inc. *	26	11,625
Reliance Steel & Aluminum Co.	318	24,222
RenaissanceRe Holdings Ltd.	401	54,191
Republic Services, Inc.	233	15,392
Royal Caribbean Cruises Ltd.	276	32,717
RPC, Inc.	1,758	43,581
Ryder System, Inc.	231	19,531
Santander Consumer USA Holdings, Inc. *	124	1,906
Science Applications International Corp.	35	2,340
Seagate Technology plc	1,970	65,345
Service Corp. International	592	20,424
Skechers U.S.A., Inc., Class A *	112	2,810
Skyworks Solutions, Inc.	600	61,140
Snap-on, Inc.	330	49,173
State Street Corp.	498	47,579
Stryker Corp.	84	11,930
SunTrust Banks, Inc.	382	22,832
SYNNEX Corp.	15	1,898
Synopsys, Inc. *	235	18,925
T. Rowe Price Group, Inc.	153	13,869
Target Corp.	227	13,395
TE Connectivity Ltd.	157	13,040
Tech Data Corp. *	446	39,627
TEGNA, Inc.	3,993	53,227
Texas Instruments, Inc.	449	40,248
Textron, Inc.	889	47,899
Timken Co. (The)	88	4,272
Toll Brothers, Inc.	280	11,612
Total System Services, Inc.	36	2,358
Travelers Cos., Inc. (The)	693	84,906
Tyson Foods, Inc., Class A	1,143	80,524
United Rentals, Inc. *	330	45,784
Universal Health Services, Inc., Class B	31	3,439
Unum Group	542	27,712
US Bancorp	341	18,274

INVESTMENTS	SHARES	VALUE ($)
United States - 70.3% (Continued)
Valero Energy Corp.	858	66,006
Validus Holdings Ltd.	399	19,635
Varian Medical Systems, Inc. *	46	4,603
Viacom, Inc., Class B	614	17,094
Vishay Intertechnology, Inc.	1,241	23,331
Vistra Energy Corp.	2,058	38,464
VMware, Inc., Class A *	231	25,223
Wal-Mart Stores, Inc.	205	16,019
Walt Disney Co. (The)	762	75,110
Waste Management, Inc.	357	27,942
Western Digital Corp.	920	79,488
Westlake Chemical Corp.	549	45,616
Williams-Sonoma, Inc.	970	48,364
Woodward, Inc.	171	13,271
World Fuel Services Corp.	27	916
Xerox Corp.	1,328	44,209
Zimmer Biomet Holdings, Inc.	8	937

		8,360,112

TOTAL COMMON STOCKS (Cost $11,622,331)		11,792,535

SHORT-TERM INVESTMENTS - 71.3%

INVESTMENT COMPANIES - 71.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (2)(b)	91,308	91,308
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (2)(b)	365,232	365,232
Limited Purpose Cash Investment Fund, 0.97% (2)(b)	7,560,756	7,560,000
UBS Select Treasury Preferred Fund, Class I, 0.87% (2)(b)	456,539	456,539

TOTAL SHORT-TERM INVESTMENTS (Cost $8,473,079)		8,473,079

TOTAL LONG POSITIONS (Cost $20,095,410)		20,265,614

SHORT POSITIONS - (83.7)%

COMMON STOCKS - (83.7)%

Argentina - (0.1)%
MercadoLibre, Inc.	(48)	(12,429)

Australia - (0.3)%
Atlassian Corp. plc, Class A *	(1,048)	(36,837)

Belgium - (1.1)%
Anheuser-Busch InBev SA/NV (2)	(1,059)	(126,590)

Denmark - (0.7)%
AP Moller - Maersk A/S, Class B (2)	(16)	(30,465)
Chr Hansen Holding A/S (2)	(128)	(10,988)
Genmab A/S (2)*	(35)	(7,740)
Pandora A/S (2)	(298)	(29,464)

		(78,657)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Finland - (0.2)%
Amer Sports OYJ (2)*	(37)	(982)
Metso OYJ (2)	(230)	(8,441)
Orion OYJ, Class B (2)	(260)	(12,073)

		(21,496)

France - (1.5)%
Accor SA (2)	(235)	(11,687)
Airbus SE (2)	(180)	(17,135)
Carrefour SA (2)	(3,097)	(62,520)
Danone SA (2)	(12)	(942)
Groupe Eurotunnel SE (Registered) (2)	(2,064)	(24,887)
Iliad SA (2)	(63)	(16,746)
Technicolor SA (Registered) (2)	(1,508)	(5,205)
Vivendi SA (2)	(1,410)	(35,721)

		(174,843)

Germany - (2.0)%
adidas AG (2)	(50)	(11,323)
Commerzbank AG (2)*	(2,238)	(30,521)
CTS Eventim AG & Co. KGaA (2)	(72)	(3,146)
Deutsche Bank AG (Registered) (2)	(3,176)	(54,979)
Deutsche Telekom AG (Registered) (2)	(1,322)	(24,687)
GEA Group AG (2)	(823)	(37,466)
LANXESS AG (2)	(43)	(3,396)
Sartorius AG (Preference) (2)	(142)	(13,588)
Symrise AG (2)	(70)	(5,322)
Telefonica Deutschland Holding AG (2)	(269)	(1,512)
thyssenkrupp AG (2)	(575)	(17,077)
Zalando SE (2)*(a)	(795)	(39,903)

		(242,920)

Italy - (1.6)%
Buzzi Unicem SpA (2)	(911)	(24,618)
Ferrari NV (2)	(487)	(53,886)
UniCredit SpA (2)*	(3,898)	(83,182)
Unipol Gruppo Finanziario SpA (2)	(5,252)	(24,096)

		(185,782)

Japan - (7.4)%
Advantest Corp. (2)	(1,000)	(18,749)
Aeon Co. Ltd. (2)	(1,500)	(22,171)
Asics Corp. (2)	(800)	(11,932)
Chugoku Bank Ltd. (The) (2)	(300)	(4,115)
Concordia Financial Group Ltd. (2)	(700)	(3,462)
CyberAgent, Inc. (2)	(300)	(8,761)
Dai-ichi Life Holdings, Inc. (2)	(200)	(3,587)
DeNA Co. Ltd. (2)	(300)	(6,729)
Dentsu, Inc. (2)	(300)	(13,178)
Eisai Co. Ltd. (2)	(200)	(10,271)
FamilyMart UNY Holdings Co. Ltd. (2)	(800)	(42,145)
FANUC Corp. (2)	(100)	(20,275)
Fast Retailing Co. Ltd. (2)	(100)	(29,495)
Fukuoka Financial Group, Inc. (2)	(1,000)	(4,626)
Hokuriku Electric Power Co. (2)	(1,600)	(13,430)
Ibiden Co. Ltd. (2)	(200)	(3,191)
IHI Corp. (2)	(100)	(3,486)
Isetan Mitsukoshi Holdings Ltd. (2)	(1,300)	(13,585)
Japan Airport Terminal Co. Ltd. (2)	(300)	(10,689)
Kansai Paint Co. Ltd. (2)	(1,300)	(32,748)

INVESTMENTS	SHARES	VALUE ($)
Japan - (7.4)% (Continued)
KDDI Corp. (2)	(800)	(21,088)
Kikkoman Corp. (2)	(300)	(9,218)
Kyushu Electric Power Co., Inc. (2)	(100)	(1,062)
M3, Inc. (2)	(1,200)	(34,214)
Mitsubishi Motors Corp. (2)	(2,300)	(18,210)
MonotaRO Co. Ltd. (2)	(100)	(2,675)
Murata Manufacturing Co. Ltd. (2)	(100)	(14,722)
Nankai Electric Railway Co. Ltd. (2)	(200)	(4,950)
Nidec Corp. (2)	(200)	(24,586)
Nintendo Co. Ltd. (2)	(100)	(36,873)
Nippon Paint Holdings Co. Ltd. (2)	(1,400)	(47,627)
Nippon Yusen KK (2)*	(1,700)	(35,376)
Nissan Chemical Industries Ltd. (2)	(100)	(3,519)
NTN Corp. (2)	(1,000)	(4,237)
Ono Pharmaceutical Co. Ltd. (2)	(900)	(20,429)
Sankyo Co. Ltd. (2)	(100)	(3,191)
Santen Pharmaceutical Co. Ltd. (2)	(100)	(1,578)
Shimadzu Corp. (2)	(100)	(1,972)
Shimano, Inc. (2)	(400)	(53,288)
Shizuoka Bank Ltd. (The) (2)	(2,000)	(17,999)
SoftBank Group Corp. (2)	(400)	(32,438)
Sumitomo Rubber Industries Ltd. (2)	(300)	(5,506)
Suruga Bank Ltd. (2)	(1,500)	(32,370)
T&D Holdings, Inc. (2)	(1,000)	(14,507)
THK Co. Ltd. (2)	(200)	(6,822)
Toho Gas Co. Ltd. (2)	(400)	(11,715)
Tokio Marine Holdings, Inc. (2)	(400)	(15,655)
Tokyo Century Corp. (2)	(100)	(4,505)
Toray Industries, Inc. (2)	(200)	(1,941)
Toyota Industries Corp. (2)	(100)	(5,751)
Yamaha Motor Co. Ltd. (2)	(900)	(26,942)
Yamato Holdings Co. Ltd. (2)	(1,200)	(24,240)
Yaskawa Electric Corp. (2)	(1,900)	(60,305)
Yokohama Rubber Co. Ltd. (The) (2)	(100)	(2,062)

		(878,198)

Luxembourg - (0.7)%
Tenaris SA (2)	(5,867)	(83,165)

Netherlands - (2.1)%
Altice NV, Class A (2)*	(3,734)	(74,814)
Axfood AB (2)	(88)	(1,511)
Boskalis Westminster (2)	(60)	(2,097)
Gemalto NV (2)	(850)	(37,989)
Koninklijke KPN NV (2)	(7,604)	(26,095)
Koninklijke Vopak NV (2)	(923)	(40,477)
OCI NV (2)*	(778)	(18,225)
Royal Dutch Shell plc, Class A (2)	(1,809)	(54,671)

		(255,879)

Norway - (0.2)%
Statoil ASA (2)	(1,304)	(26,216)

Portugal - (0.1)%
Banco Comercial Portugues SA, Class R (2)*	(15,789)	(4,581)
Jeronimo Martins SGPS SA (2)	(404)	(7,975)

		(12,556)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Spain - (1.4)%
Bankia SA (2)	(8,416)	(40,631)
Enagas SA (2)	(88)	(2,479)
Industria de Diseno Textil SA (2)	(2,676)	(100,886)
Telefonica SA (2)	(1,766)	(19,191)

		(163,187)

Sweden - (1.3)%
Atlas Copco AB, Class A (2)	(1,134)	(48,107)
BillerudKorsnas AB (2)	(596)	(10,109)
Elekta AB, Class B (2)	(636)	(6,584)
Hennes & Mauritz AB, Class B (2)	(1,170)	(30,392)
Hexpol AB (2)	(98)	(1,032)
Telefonaktiebolaget LM Ericsson, Class B (2)	(11,241)	(64,806)

		(161,030)

Switzerland - (1.4)%
Chocoladefabriken Lindt & Spruengli AG (2)	(3)	(17,113)
Credit Suisse Group AG (Registered) (2)*	(5,696)	(90,251)
GAM Holding AG (2)*	(134)	(2,077)
Idorsia Ltd. (2)*	(661)	(11,813)
OC Oerlikon Corp. AG (Registered) (2)*	(174)	(2,681)
Vifor Pharma AG (2)	(347)	(40,927)

		(164,862)

United Kingdom - (2.5)%
AA plc (2)	(4,525)	(10,288)
AstraZeneca plc (2)	(672)	(44,689)
Avon Products, Inc. *	(6,820)	(15,891)
BP plc (2)	(11,754)	(75,296)
British American Tobacco plc (2)	(889)	(55,655)
Centrica plc (2)	(1,348)	(3,379)
Imperial Brands plc (2)	(308)	(13,146)
Janus Henderson Group plc	(62)	(2,160)
Prudential plc (2)	(1,468)	(35,130)
Rolls-Royce Holdings plc (2)*	(404)	(4,805)
Standard Chartered plc (2)*	(1,575)	(15,660)
Tesco plc (2)*	(9,074)	(22,755)

		(298,854)

United States - (59.1)%
ABIOMED, Inc. *	(11)	(1,855)
Acuity Brands, Inc.	(177)	(30,317)
Acxiom Corp. *	(516)	(12,714)
Advance Auto Parts, Inc.	(496)	(49,203)
Advanced Micro Devices, Inc. *	(5,654)	(72,088)
AES Corp.	(1,078)	(11,880)
Albemarle Corp.	(345)	(47,027)
Alcoa Corp. *	(294)	(13,706)
Align Technology, Inc. *	(223)	(41,538)
Alkermes plc *	(1,386)	(70,464)
Allegion plc	(50)	(4,323)
Allergan plc	(219)	(44,884)
Alliance Data Systems Corp.	(38)	(8,419)
Alliant Energy Corp.	(473)	(19,663)
Allscripts Healthcare Solutions, Inc. *	(2,745)	(39,061)
Alnylam Pharmaceuticals, Inc. *	(978)	(114,905)
American Airlines Group, Inc.	(969)	(46,018)
American Eagle Outfitters, Inc.	(333)	(4,762)
AmerisourceBergen Corp.	(271)	(22,425)

INVESTMENTS	SHARES	VALUE ($)
United States - (59.1)% (Continued)
Anadarko Petroleum Corp.	(754)	(36,833)
AO Smith Corp.	(516)	(30,666)
Apache Corp.	(28)	(1,282)
Arconic, Inc.	(1,697)	(42,221)
Arista Networks, Inc. *	(293)	(55,556)
Arthur J Gallagher & Co.	(98)	(6,032)
athenahealth, Inc. *	(228)	(28,354)
Autodesk, Inc. *	(703)	(78,919)
Automatic Data Processing, Inc.	(9)	(984)
Axalta Coating Systems Ltd. *	(1,813)	(52,432)
Ball Corp.	(2,102)	(86,813)
BancorpSouth, Inc.	(125)	(4,006)
Bank of the Ozarks, Inc.	(275)	(13,214)
Belden, Inc.	(100)	(8,053)
BioMarin Pharmaceutical, Inc. *	(704)	(65,521)
Boston Scientific Corp. *	(226)	(6,592)
Brookdale Senior Living, Inc. *	(5,907)	(62,614)
Brown-Forman Corp., Class B	(181)	(9,828)
Bruker Corp.	(33)	(982)
Cabot Oil & Gas Corp.	(2,508)	(67,089)
CarMax, Inc. *	(60)	(4,549)
Carpenter Technology Corp.	(27)	(1,297)
Catalent, Inc. *	(40)	(1,597)
Cavium, Inc. *	(1,121)	(73,919)
Centennial Resource Development, Inc., Class A*	(200)	(3,594)
Charles Schwab Corp. (The)	(2,675)	(117,005)
Charter Communications, Inc., Class A *	(159)	(57,784)
Chemical Financial Corp.	(573)	(29,945)
Cheniere Energy, Inc. *	(2,037)	(91,746)
Chevron Corp.	(270)	(31,725)
Chipotle Mexican Grill, Inc. *	(81)	(24,934)
Ciena Corp. *	(554)	(12,171)
Cincinnati Financial Corp.	(145)	(11,103)
Cintas Corp.	(56)	(8,080)
Clean Harbors, Inc. *	(169)	(9,582)
Coach, Inc.	(171)	(6,888)
Cognex Corp.	(477)	(52,604)
Coherent, Inc. *	(144)	(33,864)
CommScope Holding Co., Inc. *	(122)	(4,052)
CommVault Systems, Inc. *	(436)	(26,509)
Conduent, Inc. *	(2,844)	(44,565)
Copart, Inc. *	(30)	(1,031)
CoStar Group, Inc. *	(172)	(46,139)
Costco Wholesale Corp.	(126)	(20,701)
Coty, Inc., Class A	(4,713)	(77,906)
Cree, Inc. *	(916)	(25,822)
CSX Corp.	(102)	(5,535)
Dean Foods Co.	(475)	(5,168)
Delphi Automotive plc	(29)	(2,854)
DENTSPLY SIRONA, Inc.	(57)	(3,409)
DISH Network Corp., Class A *	(387)	(20,987)
Dollar General Corp.	(65)	(5,268)
Dollar Tree, Inc. *	(168)	(14,586)
Dominion Energy, Inc.	(930)	(71,545)
Domino’s Pizza, Inc.	(289)	(57,381)
Donaldson Co., Inc.	(235)	(10,796)
Dun & Bradstreet Corp. (The)	(104)	(12,107)
DXC Technology Co.	(194)	(16,661)
Dycom Industries, Inc. *	(110)	(9,447)
Edwards Lifesciences Corp. *	(404)	(44,161)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (59.1)% (Continued)
Endo International plc *	(3,315)	(28,393)
Entergy Corp.	(591)	(45,129)
Envision Healthcare Corp. *	(1,385)	(62,256)
EOG Resources, Inc.	(429)	(41,501)
Exxon Mobil Corp.	(161)	(13,199)
Fastenal Co.	(2,205)	(100,504)
First Republic Bank	(164)	(17,131)
FirstEnergy Corp.	(7,526)	(232,027)
Flowserve Corp.	(1,035)	(44,081)
FMC Corp.	(357)	(31,884)
FNB Corp.	(881)	(12,360)
Fortinet, Inc. *	(26)	(932)
Freeport-McMoRan, Inc. *	(1,251)	(17,564)
Gartner, Inc. *	(490)	(60,961)
Genesee & Wyoming, Inc., Class A *	(357)	(26,422)
GoDaddy, Inc., Class A *	(1,530)	(66,570)
Graco, Inc.	(110)	(13,606)
Graphic Packaging Holding Co.	(686)	(9,570)
Guidewire Software, Inc. *	(532)	(41,422)
Hain Celestial Group, Inc. (The) *	(548)	(22,550)
Hasbro, Inc.	(60)	(5,860)
HEICO Corp.	(97)	(8,712)
Hess Corp.	(1,918)	(89,935)
HNI Corp.	(26)	(1,078)
Home BancShares, Inc.	(490)	(12,358)
IDEXX Laboratories, Inc. *	(145)	(22,546)
IHS Markit Ltd. *	(408)	(17,985)
Illumina, Inc. *	(291)	(57,967)
Incyte Corp. *	(203)	(23,698)
International Game Technology plc	(672)	(16,498)
Intrexon Corp. *	(102)	(1,939)
Ionis Pharmaceuticals, Inc. *	(67)	(3,397)
Jack in the Box, Inc.	(87)	(8,867)
JB Hunt Transport Services, Inc.	(28)	(3,110)
Kansas City Southern	(92)	(9,999)
Kennametal, Inc.	(412)	(16,620)
Kinder Morgan, Inc.	(977)	(18,739)
L Brands, Inc.	(1,779)	(74,024)
Lamb Weston Holdings, Inc.	(238)	(11,160)
Legg Mason, Inc.	(67)	(2,634)
Leggett & Platt, Inc.	(579)	(27,636)
Lennox International, Inc.	(40)	(7,159)
Lincoln Electric Holdings, Inc.	(75)	(6,876)
Live Nation Entertainment, Inc. *	(148)	(6,445)
Loews Corp.	(149)	(7,131)
LogMeIn, Inc.	(269)	(29,603)
Lululemon Athletica, Inc. *	(543)	(33,802)
Madison Square Garden Co. (The), Class A *	(135)	(28,903)
MarketAxess Holdings, Inc.	(105)	(19,374)
Masco Corp.	(36)	(1,404)
Mattel, Inc.	(3,298)	(51,053)
MB Financial, Inc.	(299)	(13,461)
Medidata Solutions, Inc. *	(655)	(51,129)
Mercury General Corp.	(76)	(4,308)
Middleby Corp. (The) *	(389)	(49,858)
Molina Healthcare, Inc. *	(361)	(24,822)
Monolithic Power Systems, Inc.	(34)	(3,623)
Monster Beverage Corp. *	(684)	(37,791)
Moody’s Corp.	(7)	(974)

INVESTMENTS	SHARES	VALUE ($)
United States - (59.1)% (Continued)
Mosaic Co. (The)	(470)	(10,147)
MSC Industrial Direct Co., Inc., Class A	(33)	(2,494)
Nabors Industries Ltd.	(8,574)	(69,192)
National Fuel Gas Co.	(585)	(33,117)
National Instruments Corp.	(239)	(10,079)
National Oilwell Varco, Inc.	(932)	(33,300)
NCR Corp. *	(58)	(2,176)
New York Times Co. (The), Class A	(81)	(1,588)
Newell Brands, Inc.	(684)	(29,186)
Newmont Mining Corp.	(351)	(13,166)
News Corp., Class A	(1,102)	(14,613)
NIKE, Inc., Class B	(1,473)	(76,375)
NiSource, Inc.	(549)	(14,049)
Noble Energy, Inc.	(1,492)	(42,313)
Nordson Corp.	(248)	(29,388)
NOW, Inc. *	(2,392)	(33,034)
NRG Energy, Inc.	(2,103)	(53,816)
NVIDIA Corp.	(107)	(19,128)
Occidental Petroleum Corp.	(112)	(7,192)
Oil States International, Inc. *	(39)	(989)
OneMain Holdings, Inc. *	(48)	(1,353)
ONEOK, Inc.	(1,210)	(67,046)
PacWest Bancorp	(135)	(6,819)
Palo Alto Networks, Inc. *	(753)	(108,507)
Papa John’s International, Inc.	(383)	(27,986)
Parsley Energy, Inc., Class A *	(505)	(13,302)
Patterson Cos., Inc.	(1,008)	(38,959)
Patterson-UTI Energy, Inc.	(2,221)	(46,508)
Paychex, Inc.	(132)	(7,915)
PayPal Holdings, Inc. *	(489)	(31,311)
Perrigo Co. plc	(826)	(69,921)
Pinnacle Financial Partners, Inc.	(381)	(25,508)
Post Holdings, Inc. *	(12)	(1,059)
ProAssurance Corp.	(35)	(1,913)
PTC, Inc. *	(537)	(30,222)
QEP Resources, Inc. *	(349)	(2,991)
QIAGEN NV (2)*	(40)	(1,264)
Ralph Lauren Corp.	(354)	(31,255)
Royal Gold, Inc.	(399)	(34,330)
RSP Permian, Inc. *	(35)	(1,211)
S&P Global, Inc.	(99)	(15,475)
Sabre Corp.	(1,343)	(24,308)
salesforce.com, Inc. *	(115)	(10,743)
Schlumberger Ltd.	(424)	(29,578)
Sealed Air Corp.	(2,239)	(95,650)
Seattle Genetics, Inc. *	(572)	(31,123)
ServiceNow, Inc. *	(604)	(70,988)
Sherwin-Williams Co. (The)	(22)	(7,877)
SM Energy Co.	(926)	(16,427)
Snyder’s-Lance, Inc.	(43)	(1,640)
Sotheby’s *	(692)	(31,908)
Southern Co. (The)	(1,375)	(67,567)
Southwest Gas Holdings, Inc.	(402)	(31,203)
Splunk, Inc. *	(1,140)	(75,730)
Superior Energy Services, Inc. *	(5,325)	(56,871)
SVB Financial Group *	(87)	(16,277)
Symantec Corp.	(140)	(4,593)
Tableau Software, Inc., Class A *	(532)	(39,841)
Targa Resources Corp.	(1,211)	(57,280)
Teradata Corp. *	(88)	(2,974)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (59.1)% (Continued)
Terex Corp.	(289)	(13,011)
Tesla, Inc. *	(255)	(86,981)
Texas Capital Bancshares, Inc. *	(282)	(24,196)
Tiffany & Co.	(122)	(11,197)
Toro Co. (The)	(208)	(12,908)
Tractor Supply Co.	(261)	(16,519)
TransDigm Group, Inc.	(193)	(49,340)
Transocean Ltd. *	(1,955)	(21,036)
TreeHouse Foods, Inc. *	(350)	(23,706)
TRI Pointe Group, Inc. *	(130)	(1,795)
Trimble, Inc. *	(833)	(32,695)
Tupperware Brands Corp.	(22)	(1,360)
Twitter, Inc. *	(1,924)	(32,458)
Tyler Technologies, Inc. *	(31)	(5,404)
Ulta Beauty, Inc. *	(191)	(43,177)
UMB Financial Corp.	(30)	(2,235)
United Bankshares, Inc.	(1,593)	(59,180)
Univar, Inc. *	(839)	(24,272)
Universal Display Corp.	(512)	(65,971)
Urban Outfitters, Inc. *	(872)	(20,841)
Vail Resorts, Inc.	(74)	(16,881)
Vectren Corp.	(451)	(29,662)
Veeva Systems, Inc., Class A *	(496)	(27,979)
VF Corp.	(69)	(4,386)
WABCO Holdings, Inc. *	(74)	(10,952)
Wabtec Corp.	(198)	(14,999)
Watsco, Inc.	(162)	(26,093)
Wayfair, Inc., Class A *	(183)	(12,334)
Webster Financial Corp.	(360)	(18,918)
Wendy’s Co. (The)	(2,380)	(36,961)
West Pharmaceutical Services, Inc.	(10)	(963)
Westar Energy, Inc.	(516)	(25,594)
Western Alliance Bancorp *	(162)	(8,599)
WEX, Inc. *	(29)	(3,254)
Williams Cos., Inc. (The)	(1,380)	(41,414)
Willis Towers Watson plc	(110)	(16,965)
Workday, Inc., Class A *	(716)	(75,459)
WPX Energy, Inc. *	(2,767)	(31,820)
WR Grace & Co.	(327)	(23,593)
WW Grainger, Inc.	(43)	(7,729)
Wynn Resorts Ltd.	(258)	(38,421)
Xilinx, Inc.	(478)	(33,857)
XPO Logistics, Inc. *	(1,319)	(89,402)
Xylem, Inc.	(154)	(9,645)
Yum Brands, Inc.	(63)	(4,637)
Zebra Technologies Corp., Class A *	(115)	(12,487)
Zoetis, Inc.	(40)	(2,550)
Zynga, Inc., Class A *	(1,048)	(3,961)

		(7,023,372)

TOTAL COMMON STOCKS (Proceeds $(9,838,506))		(9,946,873)

TOTAL SHORT POSITIONS (Proceeds $(9,838,506))		(9,946,873)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 86.8% (Cost $10,256,904)		10,318,741
OTHER ASSETS IN EXCESS OF LIABILITIES - 13.2% (c)		1,564,996

NET ASSETS - 100.0%		11,883,737

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$138,875	1.2%
Consumer Staples	(138,900)	(1.2)
Energy	(628,331)	(5.3)
Financials	1,142,572	9.6
Health Care	1,157,637	9.7
Industrials	303,082	2.6
Information Technology	337,281	2.8
Materials	(98,262)	(0.8)
Telecommunication Services	(155,052)	(1.3)
Utilities	(213,240)	(1.8)
Short-Term Investments	8,473,079	71.3

Total Investments In Securities At Value	10,318,741	86.8
Other Assets in Excess of Liabilities(c)	1,564,996	13.2

Net Assets	$11,883,737	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $109,313, which represents approximately 0.92% of net assets of the fund.
(b)	Represents 7-day effective yield as of September 30, 2017.
(c)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap contracts and written option contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference -	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Written Call Options Contracts as of September 30, 2017:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	1	(35,949)	3,525.00	10/20/2017	$(870)
EURO STOXX 50 Index	JPMS	2	(71,897)	3,525.00	11/17/2017	(2,203)
Nikkei 225 Index	JPMS	1	(20,356,280)	20,125.00	10/13/2017	(2,888)
U.S. Treasury 10 Year Note	JPMS	2	(200,000)	126.00	10/27/2017	(531)
U.S. Treasury 10 Year Note	JPMS	2	(200,000)	126.00	11/24/2017	(969)
U.S. Treasury 10 Year Note	JPMS	2	(200,000)	126.50	10/27/2017	(344)
U.S. Treasury 10 Year Note	JPMS	4	(400,000)	126.50	11/24/2017	(1,375)
U.S. Treasury 10 Year Note	JPMS	1	(100,000)	127.00	11/24/2017	(234)

						$(9,414)

Written Put Options Contracts as of September 30, 2017: Exchange Traded
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	2	(71,897)	3,375.00	11/17/2017	$(345)
EURO STOXX 50 Index	JPMS	2	(71,897)	3,450.00	10/20/2017	(163)
EURO STOXX 50 Index	JPMS	2	(71,897)	3,450.00	11/17/2017	(551)
EURO STOXX 50 Index	JPMS	2	(71,897)	3,500.00	10/20/2017	(272)
Nikkei 225 Index	JPMS	1	(20,356,280)	19,625.00	10/13/2017	(302)
Nikkei 225 Index	JPMS	1	(20,356,280)	19,875.00	10/13/2017	(489)
S&P 500 Index	JPMS	2	(503,872)	2,425.00	11/17/2017	(2,156)
S&P 500 Index	JPMS	2	(503,872)	2,460.00	10/20/2017	(900)
S&P 500 Index	JPMS	2	(503,872)	2,465.00	11/17/2017	(3,192)
S&P 500 Index	JPMS	2	(503,872)	2,485.00	10/20/2017	(1,474)
U.S. Treasury 10 Year Note	JPMS	2	(200,000)	125.00	11/24/2017	(1,250)
U.S. Treasury 10 Year Note	JPMS	8	(800,000)	125.50	10/27/2017	(5,125)
U.S. Treasury 10 Year Note	JPMS	4	(400,000)	125.50	11/24/2017	(3,500)
U.S. Treasury 10 Year Note	JPMS	2	(200,000)	126.00	10/27/2017	(1,906)
U.S. Treasury 10 Year Note	JPMS	2	(200,000)	126.00	11/24/2017	(2,344)

						(23,969)

Total Written Options Contracts (Premiums Received ($40,117))						$(33,383)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Australia Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	BANA	12/20/2017	AUD (714,597)	$1,294
MSCI Japan Net Return Index	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	BANA	12/25/2017	JPY 198,908,888	12,697
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	MSCL	12/15/2017	CHF 91,310	546

							14,537

MSCI European Union Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	BANA	12/20/2017	EUR (83,172)	(1,283)
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	BANA	12/22/2017	HKD 11,422,303	(27,025)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	BANA	12/20/2017	SEK (10,019,533)	(40,548)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	BANA	12/20/2017	CHF (630,114)	(3,868)
MSCI United Kingdom Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	BANA	12/20/2017	GBP (352,702)	(6,760)

							(79,484)

							$(64,947)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	10/2017	EUR	$126,912	$1,846
Hang Seng Index	2	10/2017	HKD	352,233	(951)
IBEX 35 Index	1	10/2017	EUR	122,102	85
OMXS30 Index	2	10/2017	SEK	40,191	1,244
DAX Index	2	12/2017	EUR	756,298	14,702
DJIA CBOT E-Mini Index	2	12/2017	USD	223,460	116
EURO STOXX 50 Index	5	12/2017	EUR	211,324	2,936
Euro-Bobl	3	12/2017	EUR	465,125	(522)
Euro-Bund	15	12/2017	EUR	2,854,466	(5,047)
Euro-Schatz	14	12/2017	EUR	1,855,370	(28)
Japan 10 Year Bond	6	12/2017	JPY	8,016,885	(21,834)
Japan 10 Year Bond Mini	1	12/2017	JPY	133,641	(343)
MSCI Emerging Markets E-Mini Index	1	12/2017	USD	98,920	408
NASDAQ 100 E-Mini Index	2	12/2017	USD	239,300	261
Nikkei 225 Index	1	12/2017	JPY	180,938	1,775
Russell 2000 E-Mini Index	2	12/2017	USD	149,290	3,410
SPI 200 Index	1	12/2017	AUD	111,149	(375)
TOPIX Index	1	12/2017	JPY	148,856	1,777
U.S. Treasury 10 Year Note	39	12/2017	USD	4,887,187	(26,540)

					(27,080)

Short Contracts
CAC 40 10 Euro Index	(1)	10/2017	EUR	(62,954)	(1,182)
Australia 10 Year Bond	(18)	12/2017	AUD	(1,793,729)	465
Australia 3 Year Bond	(11)	12/2017	AUD	(958,056)	(1,355)
Canada 10 Year Bond	(61)	12/2017	CAD	(6,614,546)	14,917
Euro-BTP	(1)	12/2017	EUR	(159,509)	662
Euro-OAT	(1)	12/2017	EUR	(183,360)	278
FTSE 100 Index	(3)	12/2017	GBP	(294,646)	(3,980)
FTSE/MIB Index	(3)	12/2017	EUR	(401,231)	(5,445)
Long Gilt	(12)	12/2017	GBP	(1,991,990)	4,190
S&P 500 E-Mini Index	(11)	12/2017	USD	(1,383,855)	(8,341)
S&P/TSX 60 Index	(2)	12/2017	CAD	(294,514)	(6,714)
U.S. Treasury 2 Year Note	(4)	12/2017	USD	(862,813)	1,059
U.S. Treasury 5 Year Note	(4)	12/2017	USD	(470,000)	1,634
U.S. Treasury Long Bond	(1)	12/2017	USD	(152,813)	1,274
U.S. Treasury Ultra Bond	(1)	12/2017	USD	(165,125)	1,493

					(1,045)

					$(28,125)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$390,000	—	$390,000

BARC
Cash	—	157,734	157,734

GSCO
Cash	—	36,989	36,989

JPMC
Cash	160,000	—	160,000

JPMS
Cash	—	414,432	414,432

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 130.5%

COMMON STOCKS - 31.3%
Auto Components - 0.1%
Adient plc	8,795	738,692

Automobiles - 0.2%
Ferrari NV (Italy)	7,221	797,776

Biotechnology - 0.3%
Aptevo Therapeutics, Inc. *	132,502	303,429
Bioverativ, Inc. *	11,727	669,260
Neurocrine Biosciences, Inc. *(a)	7,257	444,709

		1,417,398

Building Products - 0.0% (b)
Armstrong Flooring, Inc. *	13,995	220,421

Capital Markets - 23.5%
Alignvest Acquisition II Corp., Class A (Canada) *	350,000	2,754,558
Avista Healthcare Public Acquisition Corp., Class A *	200,000	2,000,000
Bison Capital Acquisition Corp. (China) (2)*	150,000	1,480,500
Capitol Investment Corp. IV *	500,000	5,060,000
Constellation Alpha Capital Corp. (2)*	700,000	6,797,000
Donnelley Financial Solutions, Inc. *	12,726	274,373
Draper Oakwood Technology Acquisition, Inc. (2)*	150,000	1,527,000
Federal Street Acquisition Corp., Class A *	750,000	7,312,500
FinTech Acquisition Corp. II *	200,000	2,050,000
Forum Merger Corp., Class A (2)*(c)	683,600	6,637,756
Hennessy Capital Acquisition Corp. III *	500,000	4,930,000
I-AM Capital Acquisition Co. *	225,000	2,304,000
Industrea Acquisition Corp., Class A (2)*	500,000	4,870,000
Jensyn Acquisition Corp. *	69,000	705,870
Kayne Anderson Acquisition Corp., Class A *	348,364	3,396,549
KBL Merger Corp. IV *(c)	900,000	8,748,000
M I Acquisitions, Inc. (2)*	250,000	2,525,000
M III Acquisition Corp. *	308,712	3,034,639
Matlin and Partners Acquisition Corp., Class A (2)*(c)	400,000	3,884,000
Modern Media Acquisition Corp. (2)*(c)	750,000	7,320,000
National Energy Services Reunited Corp. (2)*	900,000	8,658,000
Origo Acquisition Corp. *(c)	318,461	3,375,687
Osprey Energy Acquisition Corp. (2)*	1,000,000	9,500,000
Pensare Acquisition Corp. (2)*	1,000,000	9,670,000
Saban Capital Acquisition Corp., Class A (2)*	52,249	525,102
Social Capital Hedosophia Holdings Corp. *	250,002	2,637,521
Stellar Acquisition III, Inc. (Greece) (2)*(c)	200,000	2,030,000
TPG Pace Energy Holdings Corp., Class A (2)*	450,001	4,162,509
TPG Pace Holdings Corp., Class A (2)*	199,998	1,965,980

		120,136,544

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 0.4%
AdvanSix, Inc. *	13,011	517,187
GCP Applied Technologies, Inc. *	14,651	449,786
Ingevity Corp. *	9,804	612,456
Venator Materials plc *	25,000	565,000

		2,144,429

Commercial Services & Supplies - 0.1%
LSC Communications, Inc.	10,871	179,480
TPT Acquisition, Inc. (3)*(d)	20,730	—
West Corp.	9,075	212,990

		392,470

Communications Equipment - 0.1%
Brocade Communications Systems, Inc.	33,569	401,150

Construction Materials - 0.0% (b)
Tecnoglass, Inc.	3,957	26,631

Diversified Consumer Services - 0.0% (b)
Education Management Corp. (2)*(c)	9,445,171	28,336

Diversified Financial Services - 0.5%
ECN Capital Corp. (Canada)	84,137	267,026
PNBK Holdings LLC, Class A (3)*(d)	2,090,900	1,630,965
PNBK Holdings LLC, Class B (3)*(d)	3,218	—
Rescap Liquidating Trust *	125,811	937,292

		2,835,283

Electronic Equipment, Instruments & Components - 0.0% (b)
Maxwell Technologies, Inc. *(a)	38,276	196,356

Equity Real Estate Investment Trusts (REITs) - 0.4%
JBG SMITH Properties *	30,675	1,049,392
Park Hotels & Resorts, Inc.	21,094	581,350
Parkway, Inc.	12,098	278,617
Quality Care Properties, Inc. *	23,914	370,667

		2,280,026

Food Products - 0.2%
Lamb Weston Holdings, Inc.	18,731	878,297

Health Care Equipment & Supplies - 0.1%
China Medical Technologies, Inc., ADR (China) (3)*(d)	4,931	—
Varex Imaging Corp. *	8,591	290,719

		290,719

Health Care Providers & Services - 0.2%
PharMerica Corp. *	6,720	196,896
Quorum Health Corp. *	47,681	246,988
Rotech Healthcare, Inc. (3)*(d)	16,828	—
Teladoc, Inc. *(a)	15,953	528,842

		972,726

Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations, Inc. *	12,348	477,003
Panera Bread Co., Class A (3)*(d)	10,533	3,289,796
Yum China Holdings, Inc. *	11,524	460,614

		4,227,413

Household Durables - 0.0% (b)
Roku, Inc. *	5,000	132,700

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 0.1%
Brighthouse Financial, Inc. *	12,875	782,800

Internet & Direct Marketing Retail - 0.2%
Despegar.com Corp. (Argentina) *	5,000	160,000
Expedia, Inc. (a)	2,253	324,297
Priceline Group, Inc. (The) *(a)	254	465,028

		949,325

Internet Software & Services - 0.8%
Aspire Holdings Ltd., Class B (China) (3)*(d)	834,158	8
Bankrate, Inc. *	100,665	1,404,277
Cars.com, Inc. *	5,654	150,453
FriendFinder Networks, Inc. (3)*(d)	6,483	14,716
SINA Corp. (China) *	21,995	2,521,727

		4,091,181

IT Services - 0.5%
Blackhawk Network Holdings, Inc. *(a)	10,498	459,812
Conduent, Inc. *	30,240	473,861
MoneyGram International, Inc. *	17,750	285,953
Square, Inc., Class A *(a)	44,937	1,294,635

		2,514,261

Life Sciences Tools & Services - 0.3%
VWR Corp. *	49,005	1,622,556

Machinery - 0.4%
Fortive Corp.	17,646	1,249,160
Manitowoc Co., Inc. (The) *	55,865	502,785
Welbilt, Inc. *	16,639	383,529

		2,135,474

Media - 0.2%
China Networks International Holdings Ltd. (2)*	2,287,278	65,393
MSG Networks, Inc., Class A *	12,439	263,707
News Corp., Class A	39,762	527,244

		856,344

Metals & Mining - 0.1%
Alcoa Corp. *	9,548	445,128

Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. *(a)	43,457	139,063
Quicksilver Resources, Inc. (3)*(d)	14,730	145,944

		285,007

Road & Rail - 0.0%
Jack Cooper Holdings Corp. (Non-Voting), Class B (3)*(d)	2,223	—

Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV (Netherlands) *	14,361	1,624,086
Versum Materials, Inc.	13,015	505,242

		2,129,328

Software - 0.6%
Micro Focus International plc, ADR (United Kingdom) *	1,598	50,976
Nice Ltd., ADR (Israel) (a)	10,756	874,570
Nuance Communications, Inc. *(a)	6,025	94,713

INVESTMENTS	SHARES	VALUE ($)
Software - 0.6% (Continued)
Proofpoint, Inc. *	5,175	451,364
RealPage, Inc. *(a)	32,183	1,284,102
ServiceNow, Inc. *(a)	2,129	250,221

		3,005,946

Technology Hardware, Storage & Peripherals - 0.2%
Borqs Technologies, Inc. (China)*	23,130	132,997
Hewlett Packard Enterprise Co.	67,207	988,615

		1,121,612

Thrifts & Mortgage Finance - 0.1%
FHLMC *	78,659	226,538
FNMA *	27,686	82,643

		309,181

Trading Companies & Distributors - 0.1%
AM Castle & Co. (3)*(a)(d)	8,695	31,183
Herc Holdings, Inc. *	7,787	382,575

		413,758

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp. (a)	1,352	97,587

Wireless Telecommunication Services - 0.3%
Cleveland Unlimited (3)*(d)	1	1,584,787

TOTAL COMMON STOCKS (Cost $161,462,519)		160,461,642

PREFERRED STOCKS - 0.5%

Banks - 0.1%
First Banks, Inc., Series C (3)*(d)	2,458	666,239

Thrifts & Mortgage Finance - 0.4%
FHLMC, Series W, 5.66% *(e)	29,460	157,611
FHLMC, Series V, 5.57% (2)*(e)	83,409	431,224
FHLMC, Series Z, 8.38% *(e)(f)	45,876	313,333
FHLMC, Series X, 6.02% *(e)	47,843	253,568
FNMA, Series S, 8.25% *(e)(f)	77,876	542,796

		1,698,532

TOTAL PREFERRED STOCKS (Cost $3,488,135)		2,364,771

CONVERTIBLE PREFERRED STOCKS - 7.0%

Capital Markets - 2.5%
Mandatory Exchangeable Trust (China)
$100 par, 5.75%, 6/3/2019 (2)(a)(g)	56,586	11,097,646
Virtus Investment Partners, Inc.
Series D, $100 par, 7.25%, 2/1/2020 (a)	17,975	1,865,266

		12,962,912

Equity Real Estate Investment Trusts (REITs) - 1.7%
Welltower, Inc.
Series I, $50 par, 6.50%, 12/31/2049 (a)(e)	137,075	8,694,667

Food Products - 1.4%
Bunge Ltd.
$100 par, 4.88%, 12/31/2049 (a)(e)	67,625	7,033,967

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.
Series A, $50 par, 6.13%, 5/1/2020 (a)	21,050	1,163,223

Machinery - 0.1%
Rexnord Corp.
Series A, $50 par, 5.75%, 11/15/2019 (a)	4,975	289,595

Pharmaceuticals - 0.8%
Allergan plc
Series A, $1,000 par, 5.50%, 3/1/2018 (a)	5,775	4,260,911

Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp.
Series A, $1,000 par, 5.50%, 12/31/2049 (2)*(a)(e)	822	1,191,694

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,326,300)		35,596,969

CLOSED END FUNDS - 0.3%
Alliance California Municipal Income Fund, Inc.	13,965	192,857
BlackRock MuniYield New York Quality Fund, Inc.	2,169	28,609
DTF Tax-Free Income, Inc.	2,610	37,219
Nuveen Connecticut Quality Municipal Income Fund	2,768	33,797
Nuveen Virginia Quality Municipal Income Fund	13,300	174,762
RMR Real Estate Income Fund	6,226	120,286
Central Securities Corp.	11,677	301,850
Invesco Pennsylvania Value Municipal Income Trust	422	5,195
Invesco Value Municipal Income Trust	30,342	453,916
Pioneer Municipal High Income Trust	3,062	36,836
TOTAL CLOSED END FUNDS (Cost $1,301,322)		1,385,327

	PRINCIPAL AMOUNT ($)
CORPORATE BONDS - 3.5%

Auto Components - 0.0%
Exide Technologies 8.63%, 2/1/2018 (3)(d)(h)	33,550,000	—

Banks - 0.0% (b)
Washington Mutual, Inc. 0.00%, 9/29/2017 (2)	5,000,000	35,000

Chemicals - 1.0%
Momentive Performance Materials USA, Inc. 8.88%, 10/15/2020 (3)(d)(h)	13,550,000	—
Momentive Performance Materials, Inc. 3.88%, 10/24/2021 (2)	5,000,000	5,054,750

		5,054,750

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Electric Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC 11.28%, 12/1/2018 (2)(g)(h)	1,000,000	360,000
12.15%, 3/1/2022 (2)(g)(h)	460,187	702,936

		1,062,936

Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (2)	4,200,000	4,173,750

Food & Staples Retailing - 1.0%
Rite Aid Corp. 9.25%, 3/15/2020 (2)	3,280,000	3,382,500
6.13%, 4/1/2023 (2)(g)	1,546,000	1,501,553

		4,884,053

Media - 0.0% (b)
iHeartCommunications, Inc. 14.00%, 2/1/2021 (2)(i)	1,000,000	131,611
QUEBECOR 10.00%, 8/1/2020 (3)(d)(h)	6,325,000	—

		131,611

Oil, Gas & Consumable Fuels - 0.4%
Black Elk Energy Escrow 13.75%, 12/1/2015 (3)(d)	2,833,436	—
Chesapeake Energy Corp. 8.00%, 6/15/2027 (2)(g)	500,000	495,000
NSA Bondco Ltd. (Norway) 12.00%, 8/31/2020 (2)(i)	5,042,374	1,464,637

		1,959,637

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada) 9.00%, 4/1/2022 (2)(g)	850,000	663,000

Specialty Retail - 0.0% (b)
Rent-A-Center, Inc. 4.75%, 5/1/2021 (2)	200,000	181,000
RS Legacy Corp. 6.75%, 5/15/2019 (3)(d)(h)	6,230,000	—

		181,000

TOTAL CORPORATE BONDS (Cost $22,444,963)		18,145,737

CONVERTIBLE BONDS - 33.5%

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024 (2)(a)	1,175,000	1,496,656

Auto Components - 0.0% (b)
Exide Technologies
(USD 3 Month LIBOR - 1.50%), 0.00%, 9/18/2013 (3)(d)(h)(j)	650,000	1

Automobiles - 0.2%
Tesla, Inc. 2.38%, 3/15/2022 (2)(a)	875,000	1,074,609

Biotechnology - 2.0%
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022 (2)(a)	1,600,000	1,556,000
Emergent BioSolutions, Inc. 2.88%, 1/15/2021 (2)(a)	4,500,000	6,465,938
PDL BioPharma, Inc. 2.75%, 12/1/2021 (2)(a)	1,850,000	2,004,937

		10,026,875

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Capital Markets - 2.0%
Ares Capital Corp. 3.75%, 2/1/2022 (2)(a)(g)		2,225,000	2,263,938
Cowen, Inc. 3.00%, 3/15/2019 (2)(a)		1,300,000	1,364,187
GAIN Capital Holdings, Inc. 5.00%, 8/15/2022 (2)(a)(g)		1,775,000	1,811,609
Hercules Capital, Inc. 4.38%, 2/1/2022 (2)(a)(g)		1,350,000	1,371,094
Prospect Capital Corp. 4.95%, 7/15/2022 (2)(a)		1,400,000	1,394,750
TPG Specialty Lending, Inc. 4.50%, 8/1/2022 (3)(a)(d)(g)		1,800,000	1,872,000

			10,077,578

Communications Equipment - 0.5%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020 (2)		1,556,000	1,556,972
Ciena Corp. 3.75%, 10/15/2018 (2)(a)		650,000	786,094
Nortel Networks Corp. (Canada) 1.75%, 12/31/2017 (3)(d)(h)		3,000,000	210,000

			2,553,066

Construction & Engineering - 0.4%
Tutor Perini Corp. 2.88%, 6/15/2021 (2)(a)		1,975,000	2,299,641

Consumer Finance - 1.4%
Encore Capital Group, Inc. 3.25%, 3/15/2022 (2)(a)(g)		1,975,000	2,277,422
EZCORP, Inc. 2.13%, 6/15/2019 (2)(a)		3,525,000	3,432,469
PRA Group, Inc. 3.50%, 6/1/2023 (2)(a)(g)		1,400,000	1,281,875

			6,991,766

Diversified Financial Services - 0.4%
Element Fleet Management Corp. (Canada) 5.13%, 6/30/2019 (2)(a)(g)	CAD	2,783,000	2,252,630

Electronic Equipment, Instruments & Components - 3.0%
Knowles Corp. 3.25%, 11/1/2021 (2)(a)		3,500,000	3,941,875
Vishay Intertechnology, Inc. 2.25%, 11/15/2040 (2)(a)		7,702,000	11,374,891

			15,316,766

Energy Equipment & Services - 0.8%
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024 (2)(a)(g)		150,000	127,500
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (2)(a)		1,150,000	1,150,000
Weatherford International Ltd. 5.88%, 7/1/2021 (2)(a)		2,600,000	2,838,875

			4,116,375

Equity Real Estate Investment Trusts (REITs) - 0.7%
iStar, Inc. 3.13%, 9/15/2022 (2)(a)(g)		575,000	580,031
Spirit Realty Capital, Inc. 2.88%, 5/15/2019 (2)(a)		2,675,000	2,681,688
Starwood Waypoint Homes 3.50%, 1/15/2022 (2)(a)(g)		250,000	280,781

			3,542,500

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Health Care Equipment & Supplies - 0.6%
China Medical Technologies, Inc. (China) 4.00%, 8/15/2013 (3)(d)(h)	250,000	—
6.25%, 12/15/2016 (3)(d)(g)(h)	2,625,000	—
Invacare Corp. 4.50%, 6/1/2022 (2)(a)(g)	2,550,000	3,066,375

		3,066,375

Health Care Providers & Services - 0.6%
Anthem, Inc. 2.75%, 10/15/2042 (2)(a)	1,279,000	3,319,005

Household Durables - 0.2%
GoPro, Inc. 3.50%, 4/15/2022 (2)(a)(g)	1,000,000	1,213,750

Independent Power and Renewable Electricity Producers - 0.7%
NRG Yield, Inc. 3.50%, 2/1/2019 (2)(a)(g)	3,475,000	3,531,469

Insurance - 0.2%
HCI Group, Inc. 4.25%, 3/1/2037 (2)(a)(g)	1,175,000	1,051,625

Internet Software & Services - 1.4%
Pandora Media, Inc. 1.75%, 12/1/2020 (2)(a)	2,845,000	2,656,519
VeriSign, Inc. 4.70%, 8/15/2037 (2)(a)	1,510,000	4,697,987

		7,354,506

IT Services - 0.3%
Euronet Worldwide, Inc. 1.50%, 10/1/2044 (2)(a)	1,300,000	1,758,250

Leisure Products - 0.7%
JAKKS Pacific, Inc. 4.88%, 6/1/2020 (2)(a)(g)	4,425,000	3,445,969

Machinery - 1.3%
Meritor, Inc. 3.25%, 10/15/2037 (2)(a)(g)	6,175,000	6,541,641

Metals & Mining - 1.0%
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (2)(a)	2,700,000	4,941,000
Jaguar Mining, Inc. 10.00%, 6/1/2018 (3)(d)(h)	310,000	—

		4,941,000

Mortgage Real Estate Investment Trusts (REITs) - 2.3%
Apollo Commercial Real Estate Finance, Inc. 4.75%, 8/23/2022 (2)(a)	2,075,000	2,110,016
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022 (2)(a)	1,250,000	1,257,813
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4.13%, 9/1/2022 (2)(a)	1,000,000	1,035,000
New York Mortgage Trust, Inc. 6.25%, 1/15/2022 (2)(a)	1,350,000	1,344,937
Redwood Trust, Inc. 4.75%, 8/15/2023 (2)(a)	1,900,000	1,892,875
Resource Capital Corp. 4.50%, 8/15/2022 (2)(a)	600,000	623,250
Starwood Property Trust, Inc. 4.38%, 4/1/2023 (2)(a)	3,225,000	3,261,281

		11,525,172

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Oil, Gas & Consumable Fuels - 1.7%
Aegean Marine Petroleum Network, Inc. (Greece) 4.25%, 12/15/2021 (2)(a)(g)	375,000	276,797
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(d)(g)(h)	800,000	—
Amyris, Inc. 9.50%, 4/15/2019 (2)(a)	6,461,000	4,534,814
Chesapeake Energy Corp. 5.50%, 9/15/2026 (2)(a)(g)	1,400,000	1,284,500
Emerald Oil, Inc. 2.00%, 4/1/2019 (3)(a)(d)(g)(h)	1,600,000	8,000
Gold Point Energy Corp. 4.50%, 5/1/2015 (3)(d)(h)	1,140,000	—
Ship Finance International Ltd. (Norway) 5.75%, 10/15/2021 (2)(a)	2,600,000	2,713,750

		8,817,861

Pharmaceuticals - 0.5%
Innoviva, Inc. 2.13%, 1/15/2023 (2)(a)	1,700,000	1,658,562
2.50%, 8/15/2025 (2)(a)(g)	1,000,000	1,050,625

		2,709,187

Semiconductors & Semiconductor Equipment - 8.8%
GT Advanced Technologies, Inc. 3.00%, 10/1/2017 (3)(d)(h)	2,650,000	—
Inphi Corp. 1.13%, 12/1/2020 (2)(a)	1,025,000	1,254,984
Intel Corp. 3.25%, 8/1/2039 (2)(a)	14,450,000	26,551,875
Microchip Technology, Inc. 2.25%, 2/15/2037 (2)(a)(g)	1,851,000	2,238,553
Novellus Systems, Inc. 2.63%, 5/15/2041 (2)(a)	2,500,000	13,734,375
SunEdison, Inc. 2.00%, 10/1/2018 (2)(a)(h)	16,350,000	348,255
0.25%, 1/15/2020 (2)(a)(g)(h)	575,000	12,248
2.75%, 1/1/2021 (2)(a)(h)	4,400,000	93,720
Synaptics, Inc. 0.50%, 6/15/2022 (2)(a)(g)	925,000	838,859

		45,072,869

Software - 0.6%
PROS Holdings, Inc. 2.00%, 12/1/2019 (2)(a)	2,100,000	2,136,750
Workday, Inc. 0.25%, 10/1/2022 (2)(a)(g)	850,000	845,219

		2,981,969

Tobacco - 0.9%
Vector Group Ltd. 2.50%, 1/15/2019 (2)(a)(f)	3,125,000	4,603,516

Trading Companies & Distributors - 0.0% (b)
AM Castle & Co. 5.00%, 8/31/2022 (3)(a)(d)(g)(h)(i)	90,573	81,968

TOTAL CONVERTIBLE BONDS (Cost $185,434,438)		171,764,595

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
LOAN PARTICIPATION - 0.1%

Consumer Finance - 0.1%
Orchard Acquisition Co. LLC,
(3 Month LIBOR + 6.00%), 7.31%, 2/8/2019 (3)(d)(h)(j) (Cost $1,526,585)	1,539,171	718,285

	NO. OF RIGHTS

RIGHTS - 0.6%

Banks - 0.0% (b)
EFG International Finance Guernsey Ltd. (Switzerland) (3)*(d)	283,523	2,835

Biotechnology - 0.1%
Ambit Biosciences Corp., CVR (3)*(d)	146,272	162,475
Chelsea Therapeutics, Inc., CVR (Denmark) (3)*(d)	4,668,137	278,781
Durata Therapeutics, Inc., CVR (3)*(d)	261,441	45,229
Tobira Therapeutics, Inc., CVR (3)*(d)	11,880	73,509

		559,994

Capital Markets - 0.5%
Barington/Hilco Acquisition Corp. *(c)	487,260	121,815
Bison Capital Acquisition Corp., expiring 12/31/2049 (China) *	150,000	45,000
Constellation Alpha Capital Corp., expiring 12/31/2049 *	700,000	224,000
Forum Merger Corp., expiring 4/26/2018 (2)*(c)	1,500,000	582,000
Jensyn Acquisition Corp., expiring 3/7/2021 *	174,000	62,640
KBL Merger Corp. IV, expiring 3/6/2019 *(c)	1,000,000	300,000
Modern Media Acquisition Corp., expiring 12/31/2022 (2)*(c)	1,700,000	714,000
Origo Acquisition Corp. *(c)	315,500	100,992
Pensare Acquisition Corp., expiring 8/8/2022 *	1,000,000	400,000

		2,550,447

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc., CVR (3)*(d)	879,944	—

Health Care Providers & Services - 0.0% (b)
Community Health Systems, Inc., CVR *(c)	7,762,436	90,044

Life Sciences Tools & Services - 0.0%
Furiex Pharmaceuticals LLC, CVR (3)*(d)	335,833	—

TOTAL RIGHTS (Cost $111,420)		3,203,320

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
WARRANTS - 4.4%

Aerospace & Defense - 0.0% (b)
Ability, Inc., expiring 12/17/2018 (Israel) (3)*(c)(d)	1,449,557	20,294
Tempus Applied Solutions Holdings, Inc., expiring 7/31/2020 (2)*	614,551	9,187

		29,481

Banks - 0.0% (b)
Valley National Bancorp, expiring 11/14/2018 (3)*(d)	48,657	9,731

Biotechnology - 0.0% (b)
Bioptix, Inc., expiring 5/30/2018 (3)*(d)	24,000	24
Pluristem Therapeutics, Inc. (3)*(d)	63,750	6

		30

Capital Markets - 2.9%
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada) *	579,085	273,821
Alignvest Acquisition II Corp., expiring 7/4/2022 (Canada) *	175,000	98,177
Avista Healthcare Public Acquisition Corp., expiring 12/2/2021 *	1,000,000	400,000
Barington/Hilco Acquisition Corp., expiring 2/11/2018 *(c)	487,260	48,726
Bison Capital Acquisition Corp., expiring 7/18/2022 (China) *	75,000	25,500
Boulevard Acquisition Corp. II, expiring 9/25/2020 *	1,323,740	1,177,996
CF Corp., expiring 7/8/2021 *	300,000	633,000
Constellation Alpha Capital Corp., expiring 8/9/2022 (2)*	700,000	168,000
Double Eagle Acquisition Corp., expiring 10/16/2020 *	1,747,500	1,205,775
Easterly Acquisition Corp., expiring 7/29/2020 *	573,250	487,148
Electrum Special Acquisition Corp., expiring 6/11/2021 *	990,000	316,800
Federal Street Acquisition Corp., expiring 7/24/2022 (2)*	375,000	412,500
FinTech Acquisition Corp. II, expiring 3/13/2022 (2)*	700,000	910,000
Forum Merger Corp., expiring 5/2/2022 (2)*(c)	750,000	262,500
Global Partner Acquisition Corp., expiring 8/13/2020 *	768,000	606,720
Gores Holdings II, Inc., expiring 3/6/2022 (2)*	133,333	202,666
GP Investments Acquisition Corp., expiring 5/26/2022 *	943,380	424,427
Hennessy Capital Acquisition Corp. III, expiring 8/1/2022 *	375,000	273,750
Hunter Maritime Acquisition Corp., expiring 10/11/2021 (2)*	470,000	310,200
Industrea Acquisition Corp., expiring 8/1/2024 *	500,000	200,000
Jensyn Acquisition Corp., expiring 4/26/2021 *	174,000	41,725

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Capital Markets - 2.9% (Continued)
Kayne Anderson Acquisition Corp., expiring 6/30/2022 (2)*	250,000	222,500
KBL Merger Corp. IV, expiring 7/1/2023 *(c)	1,000,000	170,000
Landcadia Holdings, Inc., expiring 6/1/2023 (3)*(d)	500,000	370,000
M I Acquisitions, Inc., expiring 11/14/2020 *	250,000	87,500
M III Acquisition Corp., expiring 8/29/2021 *	808,712	436,704
Matlin and Partners Acquisition Corp., expiring 5/28/2021 (2)*(c)	2,500,000	1,050,000
Modern Media Acquisition Corp., expiring 6/7/2022 *(c)	850,000	459,000
National Energy Services Reunited Corp., expiring 6/5/2022 *	2,090,000	1,044,582
Origo Acquisition Corp., expiring 12/17/2021 *(c)	300,000	91,650
Osprey Energy Acquisition Corp., expiring 8/15/2022 (2)*	500,000	410,000
Pensare Acquisition Corp., expiring 8/8/2022 *	500,000	250,000
Saban Capital Acquisition Corp., expiring 9/21/2021 (2)*	42,000	49,560
Silver Run Acquisition Corp. II, expiring 4/27/2022 *	308,333	468,666
Stellar Acquisition III, Inc., expiring 3/22/2022 (Greece) *(c)	600,000	222,000
TPG Pace Energy Holdings Corp., expiring 6/21/2022 (2)*	166,667	233,334
TPG Pace Holdings Corp., expiring 8/18/2022 (2)*	66,666	96,666
Vantage Energy Acquisition Corp., expiring 4/12/2024*	500,000	650,000

		14,791,593

Chemicals - 0.0% (b)
Delta Technology Holdings Ltd., expiring 12/18/2017 (China) *(c)	818,832	31,116

Construction & Engineering - 0.1%
Limbach Holdings, Inc., expiring 7/20/2021 *	336,504	666,278

Consumer Finance - 0.0% (b)
China Lending Corp., expiring 7/6/2021 (China) (2)*	142,386	7,831

Distributors - 0.0% (b)
KBS Fashion Group Ltd., expiring 1/22/2018 (China) (3)*(d)	50,869	5

Diversified Consumer Services - 0.0% (b)
Education Management Corp., expiring 1/5/2022 (3)*(c)(d)	16,528,497	17

Electronic Equipment, Instruments & Components - 0.0% (b)
RMG Networks Holding Corp., expiring 4/8/2018 (3)*(c)(d)	631,210	1,263

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Energy Equipment & Services - 0.0% (b)
Glori Energy, Inc., expiring 7/25/2019 (3)*(d)	287,100	345

Hotels, Restaurants & Leisure - 0.3%
Inspired Entertainment, Inc., expiring 12/23/2021 *	1,273,972	1,528,766

Internet & Direct Marketing Retail - 0.1%
LXRandCo, Inc., expiring 6/9/2022 (Canada) *	1,274,000	612,623

Internet Software & Services - 0.0%
Net Element, Inc., expiring 10/2/2017 (3)*(d)	319,668	—

IT Services - 0.2%
Exela Technologies, Inc., expiring 1/1/2023 (2)*	1,860,708	874,533

Machinery - 0.2%
Blue Bird Corp., expiring 2/24/2020 *	197,684	889,578
Jason Industries, Inc., expiring 6/30/2019 *(c)	1,933,070	89,888

		979,466

Media - 0.1%
Global Eagle Entertainment, Inc., expiring 1/31/2018 (3)*(d)	367,857	16,554
Kew Media Group, Inc., expiring 3/20/2022 (Canada) *	150,000	156,281

		172,835

Oil, Gas & Consumable Fuels - 0.3%
NextDecade Corp., expiring 7/24/2022 *	1,095,541	1,018,853
Rosehill Resources, Inc., expiring 9/16/2022 *(c)	489,600	484,704

		1,503,557

Road & Rail - 0.1%
Daseke, Inc., expiring 2/27/2022 *	378,003	623,705

Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc., expiring 3/17/2019 (3)*(d)	2,101	—

Technology Hardware, Storage & Peripherals - 0.0% (b)
Borqs Technologies, Inc., expiring 8/21/2022 (China) *	373,500	104,580

Transportation Infrastructure - 0.0% (b)
Pingtan Marine Enterprise Ltd., expiring 2/26/2018 (3)*(d)	395,000	395

Wireless Telecommunication Services - 0.1%
Trilogy International Partners, Inc., expiring 2/7/2022 (New Zealand)*	445,000	410,138

TOTAL WARRANTS (Cost $1,808,079)		22,348,288

INVESTMENTS	NO. OF UNITS	VALUE ($)
SECURITIES IN LITIGATION - 0.1%

Health Care Equipment & Supplies - 0.1%
DEMC, Ltd., Class A-1 (3)*(d)	12,969	—
DEMC, Ltd., Class A-2 (3)*(d)	215,303,722	234,681
DEMC, Ltd., Class B-1 (3)*(d)	10,488	—
DEMC, Ltd., Class B-2 (3)*(d)	513,897,326	514

		235,195

Software - 0.0% (b)
TimeGate Studios, Inc. (3)*(d)	1,500,000	—
TimeGate Studios, Inc. (3)*(d)(h)	3,591,250	201,735

		201,735

TOTAL SECURITIES IN LITIGATION (Cost $3,932,695)		436,930

	SHARES
SHORT-TERM INVESTMENTS - 49.2%

INVESTMENT COMPANIES - 32.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (2)(k)	5,823,327	5,823,327
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (2)(k)	23,293,309	23,293,309
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (2)(k)(l)	1,014,625	1,014,625
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (2)(k)(l)	23,831,172	23,831,172
Limited Purpose Cash Investment Fund, 0.97% (2)(k)	81,992,848	81,984,649
UBS Select Treasury Preferred Fund, Class I, 0.87% (2)(k)	29,116,636	29,116,636

TOTAL INVESTMENT COMPANIES (Cost $165,063,718)		165,063,718

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 17.0%
U.S. Treasury Bills 1.03%, 11/16/2017 (2)(a)(m)	5,998,000	5,990,785
1.06%, 11/24/2017 (2)(m)	5,474,000	5,465,988
1.07%, 12/7/2017 (2)(m)	2,150,000	2,146,118
1.11%, 12/14/2017 (2)(m)	3,019,000	3,013,138
1.13%, 12/21/2017 (2)(m)	3,772,000	3,763,681
1.12%, 12/28/2017 (2)(a)(m)	2,005,000	1,999,924
1.10%, 1/18/2018 (2)(m)	36,941,000	36,829,069
1.14%, 1/25/2018 (2)(m)	5,789,000	5,769,675
1.12%, 3/8/2018 (2)(a)(m)	21,874,000	21,765,131

TOTAL U.S. TREASURY OBLIGATIONS (Cost $86,728,855)		86,743,509

TOTAL SHORT-TERM INVESTMENTS (Cost $251,792,573)		251,807,227

TOTAL LONG POSITIONS (Cost $663,629,029)		668,233,091

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (33.1)%

COMMON STOCKS - (30.8)%

Air Freight & Logistics - (0.2)%
Atlas Air Worldwide Holdings, Inc. *	(15,879)	(1,044,838)

Automobiles - (0.1)%
Tesla, Inc. *	(2,084)	(710,852)

Banks - 0.0% (b)
Valley National Bancorp	(7,070)	(85,193)

Biotechnology - (1.2)%
AMAG Pharmaceuticals, Inc. *	(40,932)	(755,195)
Emergent BioSolutions, Inc. *	(99,895)	(4,040,753)
PDL BioPharma, Inc. *	(373,639)	(1,266,636)

		(6,062,584)

Capital Markets - (0.6)%
Ares Capital Corp.	(12,264)	(201,007)
Cowen, Inc. *	(31,707)	(564,385)
GAIN Capital Holdings, Inc.	(27,557)	(176,089)
Hercules Capital, Inc.	(15,219)	(196,325)
Penson Worldwide, Inc. (3)*(d)	(217,523)	—
Prospect Capital Corp.	(13,302)	(89,389)
TPG Specialty Lending, Inc.	(29,155)	(611,089)
Virtus Investment Partners, Inc.	(12,256)	(1,422,309)

		(3,260,593)

Communications Equipment - (0.1)%
Ciena Corp. *	(21,797)	(478,880)

Construction & Engineering - (0.2)%
Tutor Perini Corp. *	(40,479)	(1,149,604)

Consumer Finance - (0.5)%
Encore Capital Group, Inc. *	(33,809)	(1,497,739)
EZCORP, Inc., Class A *	(57,490)	(546,155)
PRA Group, Inc. *	(18,182)	(520,914)

		(2,564,808)

Diversified Financial Services - (0.1)%
Element Fleet Management Corp. (Canada)	(42,734)	(316,802)

Electronic Equipment, Instruments & Components - (2.3)%
Knowles Corp. *	(121,574)	(1,856,435)
Vishay Intertechnology, Inc.	(532,112)	(10,003,706)

		(11,860,141)

Energy Equipment & Services - (0.2)%
Ensco plc, Class A	(6,313)	(37,688)
SEACOR Holdings, Inc. *	(2,737)	(126,203)
Weatherford International plc *	(188,065)	(861,338)

		(1,025,229)

Equity Real Estate Investment Trusts (REITs) - (0.9)%
Spirit Realty Capital, Inc.	(16,491)	(141,328)
Starwood Waypoint Homes *	(4,000)	(145,480)
Welltower, Inc.	(57,360)	(4,031,261)

		(4,318,069)

Food Products - (0.4)%
Bunge Ltd.	(32,356)	(2,247,448)

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - (0.5)%
Becton Dickinson and Co.	(3,757)	(736,184)
China Medical Technologies, Inc., ADR (China) (3)*(d)	(40,234)	—
Invacare Corp.	(127,254)	(2,004,251)

		(2,740,435)

Health Care Providers & Services - (0.6)%
Anthem, Inc.	(16,673)	(3,165,869)

Household Durables - 0.0% (b)
GoPro, Inc., Class A *	(6,905)	(76,024)

Independent Power and Renewable Electricity Producers - (0.2)%
NRG Yield, Inc., Class A	(45,931)	(871,311)

Insurance - (0.1)%
HCI Group, Inc.	(5,924)	(226,593)

Internet Software & Services - (9.9)%
Alibaba Group Holding Ltd., ADR (China) *	(247,883)	(42,811,873)
Pandora Media, Inc. *	(54,582)	(420,282)
VeriSign, Inc. *	(43,936)	(4,674,351)
Weibo Corp., ADR (China) *	(26,394)	(2,611,422)

		(50,517,928)

IT Services - (0.3)%
Euronet Worldwide, Inc. *	(14,849)	(1,407,537)

Leisure Products - (0.1)%
JAKKS Pacific, Inc. *	(82,646)	(247,938)

Machinery - (0.8)%
Meritor, Inc. *	(138,450)	(3,601,085)
Rexnord Corp. *	(8,888)	(225,844)

		(3,826,929)

Media - (0.1)%
News Corp., Class B	(39,972)	(545,618)

Metals & Mining - (0.8)%
Allegheny Technologies, Inc. *	(170,035)	(4,063,836)

Mortgage Real Estate Investment Trusts (REITs) - (0.5)%
Apollo Commercial Real Estate Finance, Inc.	(25,900)	(469,049)
Blackstone Mortgage Trust, Inc.	(7,008)	(217,388)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(17,070)	(415,996)
New York Mortgage Trust, Inc.	(62,616)	(385,088)
Redwood Trust, Inc.	(23,562)	(383,825)
Resource Capital Corp.	(28,169)	(303,662)
Starwood Property Trust, Inc.	(15,559)	(337,942)

		(2,512,950)

Oil, Gas & Consumable Fuels - (0.3)%
Aegean Marine Petroleum Network, Inc. (Greece)	(8,531)	(42,228)
Chesapeake Energy Corp. *	(100,095)	(430,409)
Ship Finance International Ltd. (Norway)	(65,176)	(945,052)

		(1,417,689)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Pharmaceuticals - (1.1)%
Allergan plc	(19,831)	(4,064,363)
Innoviva, Inc. *	(105,391)	(1,488,121)

		(5,552,484)

Semiconductors & Semiconductor Equipment - (7.8)%
Inphi Corp. *	(17,992)	(714,102)
Intel Corp.	(606,296)	(23,087,752)
Lam Research Corp.	(74,540)	(13,792,882)
Microchip Technology, Inc.	(25,706)	(2,307,885)
Synaptics, Inc. *	(5,964)	(233,669)

		(40,136,290)

Software - (0.1)%
PROS Holdings, Inc. *	(25,794)	(622,409)

Technology Hardware, Storage & Peripherals - (0.1)%
NCR Corp. *	(18,084)	(678,512)

Tobacco - (0.7)%
Vector Group Ltd.	(184,139)	(3,769,315)

TOTAL COMMON STOCKS (Proceeds $(123,873,353))		(157,504,708)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - (2.3)%

Biotechnology - (0.1)%
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (2)(g)	(725,000)	(825,141)

Health Care Providers & Services - (0.2)%
Teladoc, Inc. 3.00%, 12/15/2022 (2)(g)	(900,000)	(977,062)

Internet & Direct Marketing Retail - (0.4)%
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (2)(g)	(950,000)	(1,009,969)
Priceline Group, Inc. (The) 0.90%, 9/15/2021 (2)	(900,000)	(1,032,750)

		(2,042,719)

IT Services - (0.5)%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022 (2)	(775,000)	(865,094)
Square, Inc. 0.38%, 3/1/2022 (2)(g)	(1,250,000)	(1,753,906)

		(2,619,000)

Software - (1.0)%
Nice Systems, Inc. (Israel) 1.25%, 1/15/2024 (2)(g)	(1,125,000)	(1,268,437)
Nuance Communications, Inc. 1.00%, 12/15/2035 (2)	(400,000)	(374,500)
Proofpoint, Inc. 0.75%, 6/15/2020 (2)	(575,000)	(718,391)
RealPage, Inc. 1.50%, 11/15/2022 (2)(g)	(1,800,000)	(2,092,500)
ServiceNow, Inc. 0.00%, 6/1/2022 (2)(g)	(450,000)	(484,031)

		(4,937,859)

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Transportation Infrastructure - (0.1)%
Macquarie Infrastructure Corp. 2.88%, 7/15/2019 (2)	(400,000)	(424,750)

TOTAL CONVERTIBLE BONDS (Proceeds $(11,096,924))		(11,826,531)

TOTAL SHORT POSITIONS (Proceeds $(134,970,277))		(169,331,239)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.4% (Cost $528,658,752)		498,901,852
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6% (n)		13,207,699

NET ASSETS - 100.0%		512,109,551

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$12,468,621	2.4%
Consumer Staples	11,383,069	2.2
Energy	18,413,614	3.6
Financials	181,824,373	35.6
Health Care	11,073,662	2.2
Industrials	9,822,417	1.9
Information Technology	(22,387,490)	(4.4)
Materials	8,579,216	1.7
Real Estate	10,199,124	1.9
Telecommunication Services	1,994,925	0.4
Utilities	3,723,094	0.7
Short-Term Investments	251,807,227	49.2

Total Investments In Securities At Value	498,901,852	97.4
Other Assets in Excess of Liabilities(n)	13,207,699	2.6

Net Assets	$512,109,551	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $218,110,054. In addition, $3,249,526 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/17	VALUE AT 09/30/17	DIVIDEND INCOME	INTEREST INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:
Education Management Corp. (Common Stock)	18,525,063	—	(9,079,892)	9,445,171	$28,336	$—	$—	$(348,616)	$371,180
Forum Merger Corp. (Common Stock)	—	1,500,000	(816,400)	683,600	6,637,756	—	—	(237,437)	(198,244)
KBL Merger Corp. IV (Common Stock)	—	1,000,000	(100,000)	900,000	8,748,000	—	—	(35,002)	(252,000)
Matlin and Partners Acquisition Corp. (Common Stock)	—	2,500,000	(2,100,000)	400,000	3,884,000	—	—	(725,946)	(116,000)
Modern Media Acquisition Corp. (Common Stock)	—	1,700,000	(950,000)	750,000	7,320,000	—	—	(260,632)	(180,000)
Origo Acquisition Corp. (Common Stock)	325,500	—	(7,039)	318,461	3,375,687	—	—	4,561	60,877
Stellar Acquisition III, Inc. (Common Stock)	600,000	—	(400,000)	200,000	2,030,000	—	—	39,075	(150,000)
Barington/Hilco Acquisition Corp. (Rights)	487,260	—	—	487,260	121,815	—	—	—	49
Community Health Systems, Inc. (Rights)	7,762,436	—	—	7,762,436	90,044	—	—	—	55,113
Forum Merger Corp. (Rights)	—	1,500,000	—	1,500,000	582,000	—	—	—	582,000
KBL Merger Corp. IV (Rights)	—	1,000,000	—	1,000,000	300,000	—	—	—	300,000
Modern Media Acquisition Corp. (Rights)	—	1,700,000	—	1,700,000	714,000	—	—	—	714,000
Origo Acquisition Corp. (Rights)	325,500	—	(10,000)	315,500	100,992	—	—	3,496	(12,933)
Ability, Inc. (Warrants)	1,449,557	—	—	1,449,557	20,294	—	—	—	(26,092)
Barington/Hilco Acquisition Corp. (Warrants)	487,260	—	—	487,260	48,726	—	—	—	(13,643)
Delta Technology Holdings Ltd. (Warrants)	818,832	—	—	818,832	31,116	—	—	—	(14,330)
Education Management Corp. (Warrants)	16,528,497	—	—	16,528,497	17	—	—	—	(149)
Forum Merger Corp. (Warrants)	—	750,000	—	750,000	262,500	—	—	—	262,500
Jason Industries, Inc. (Warrants)	1,933,070	—	—	1,933,070	89,888	—	—	—	8,506
KBL Merger Corp. IV (Warrants)	—	1,000,000	—	1,000,000	170,000	—	—	—	170,000
Matlin and Partners Acquisition Corp. (Warrants)	—	2,500,000	—	2,500,000	1,050,000	—	—	—	1,050,000
Modern Media Acquisition Corp. (Warrants)	—	850,000	—	850,000	459,000	—	—	—	459,000
Origo Acquisition Corp. (Warrants)	325,500	—	(25,500)	300,000	91,650	—	—	7,650	3,440
RMG Networks Holding Corp. (Warrants)	631,210	—	—	631,210	1,263	—	—	—	—
Rosehill Resources, Inc. (Warrants)	500,000	—	(10,400)	489,600	484,704	—	—	17,332	484,704
Stellar Acquisition III, Inc. (Warrants)	—	600,000	—	600,000	222,000	—	—	—	222,000

Total					$36,863,788	$—	$—	$(1,535,519)	$3,779,978

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(d)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $11,672,285, which represents approximately 2.28% of net assets of the fund.
(e)	Perpetual security. The rate reflected was the rate in effect on September 30, 2017. The maturity date reflects the next call date.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Notes to Schedule of Investments for further information. The interest rate shown was the current rate as of September 30, 2017.
(g)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $46,015,567, which represents approximately 8.99% of net assets of the fund.
(h)	Defaulted security.
(i)	Payment in-kind security.
(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.
(k)	Represents 7-day effective yield as of September 30, 2017.
(l)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(m)	The rate shown was the effective yield at the date of purchase.
(n)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

ADR - American Depositary Receipt

CVR - Contingent Value Rights

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

Credit default swap contracts outstanding — buy protection as of September 30, 2017:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX North America High Yield Index Series 29.V1	5.00	Quarterly	12/20/2022	3.26	USD	13,300,000	$(1,002,433)	$(52,072)	$(1,054,505)
Markit CDX North America Investment Grade Index Series 29.V1	1.00	Quarterly	12/20/2022	0.56	USD	725,000	(14,673)	(1,246)	(15,919)

							$(1,017,106)	$(53,318)	$(1,070,424)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
EURO STOXX 50 Index	(45)	12/2017	EUR	$(1,901,914)	$(37,847)
S&P 500 E-Mini Index	(308)	12/2017	USD	(38,747,940)	(547,458)
S&P/TSX 60 Index	(6)	12/2017	CAD	(883,542)	(36,510)
U.S. Treasury 10 Year Note	(7)	12/2017	USD	(877,188)	8,362
U.S. Treasury 2 Year Note	(187)	12/2017	USD	(40,336,484)	113,162
U.S. Treasury 5 Year Note	(72)	12/2017	USD	(8,460,000)	54,211

					$(446,080)

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	758,631	CAD	934,418	CITI	12/20/2017	$9,368
USD	1,137,944	CAD	1,401,626	JPMC	12/20/2017	14,050

Total unrealized appreciation						23,418

USD	568,275	CAD	713,254	CITI	12/20/2017	(3,648)
USD	816,519	CAD	1,024,877	JPMC	12/20/2017	(5,279)

Total unrealized depreciation						(8,927)

Net unrealized appreciation						$14,491

CAD - Canadian Dollar

EUR - Euro

USD - United States Dollar

Total Return Basket Swaps Outstanding at September 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (rates range from -0.35% to 0.40%), which is denominated in EUR based on the local currencies of the positions within the swap.	25 months maturity ranging from 11/26/2018 - 07/25/2019	$13,181,386	$63,616	$(27,722)	$35,894

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Convertible Bond

Germany
Bayer Capital Corp. BV	5,000,000	$7,348,014	$249,196	0.0

Short Positions

Common Stock

Germany
Bayer AG (Registered)	(42,703)	(5,833,373)	(185,580)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (rates range from -0.02%), which is denominated in EUR based on the local currencies of the positions within the swap.	13 months maturity 06/11/2018	$2,500,916	$167,069	$6,893	$173,962

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (rates range from 0.33% to 1.64%), which is denominated in USD based on the local currencies of the positions within the swap.	09-13 months maturity ranging from 04/17/2018-07/23/2018	$45,047,061	$9,025,278	$(13,405)	$9,011,873

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION) )	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks

Hong Kong
Jardine Matheson Holdings Ltd.	19,100	$1,211,400	$(9,960)	(0.0)

United States
Altaba, Inc.	531,145	35,183,045	9,073,101	1.8
Brocade Communications Systems, Inc.	13,409	160,237	(8,582)	(0.0)
Genworth Financial, Inc.	51,097	196,723	2,555	0.0
Lattice Semiconductor Corp.	12,048	62,770	(17,229)	(0.0)
Level 3 Communications, Inc.	18,673	995,084	(115,212)	(0.0)
MoneyGram International, Inc.	111,931	1,803,208	(128,721)	(0.0)
Southwest Bancorp, Inc.	51,781	1,426,567	88,028	0.0
WGL Holdings, Inc.	2,803	236,013	3,756	0.0

Short Positions

Common Stocks

Canada
Potash Corp. of Saskatchewan, Inc.	(2)	(39)	(6)	(0.0)

Hong Kong
Jardine Strategic Holdings Ltd.	(24,100)	(1,042,347)	(32,915)	(0.0)

United States
CenturyLink, Inc.	(26,676)	(504,176)	157,388	0.0
GoPro, Inc.	(65,480)	(720,935)	7,203	0.0
Praxair, Inc.	(1,734)	(242,309)	(18,467)	(0.0)
Simmons First National Corp.	(20,210)	(1,170,159)	(67,703)	(0.0)

Private Placement

United States
Penson Technologies LLC, Class B Shares (a)	9,326,216	92,050	92,041	0.0

(a)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EUR/USD 1Week Forward Swap Rate plus or minus a specified spread (rate 0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 03/30/2022	$1,970,199	$(49,365)	$28,659	(20,706)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1Week Forward FX Swap Rate plus or minus a specified spread (rate 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 07/13/2022	$728,198	$15,685	$1,520	17,205

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Singapore Interbank Offered Rate (“SIBOR”) plus or minus a specified spread (rate 0.04%), which is denominated in SGD based on the local currencies of the positions within the swap.	61 months maturity 07/20/2022	$424,732	$(786)	$(204)	(990)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the JPY/USD 1Week Forward Swap Rate plus or minus a specified spread (rate -0.04%), which is denominated in JPY based on the local currencies of the positions within the swap.	37 months maturity 10/22/2017	$3,533,642	$(454,347)	$(46,520)	$(500,867)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds floating Rate plus or minus a specified spread (rates range from -0.03% to 0.04%), which is denominated in USD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$8,867,583	$1,615,868	$30,963	$1,646,831

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Israel
Neuroderm Ltd.	2,066	$80,367	$856	0.0

United States
Alere, Inc.	63,525	3,239,140	856,952	0.2
Avista Corp.	1,200	62,124	637	0.0
Bankrate, Inc.	900	12,555	90	0.0
Fidelity & Guaranty Life	80,594	2,502,444	740,659	0.1
Monsanto Co.	3,721	445,850	48,559	0.0
NxStage Medical, Inc.	2,804	77,390	(1,300)	(0.0)
PAREXEL International Corp.	904	79,624	229	0.0
West Corp.	300	7,041	30	0.0
Westar Energy, Inc.	34,903	1,731,189	(208,371)	(0.0)
Xcerra Corp.	11,900	117,215	52	0.0

Right

United States
Durata Therapeutics, Inc., CVR	89,246	15,440	(51,495)	(0.0)
Dyax Corp., CVR	50,988	71,843	51,958	0.0
Media General, Inc., CVR	55,436	940	940	0.0
Safeway, Inc., Casa Ley CVR	351,185	180,263	180,263	0.0

Short Positions

Common Stock

United States
Great Plains Energy, Inc.	(8,058)	(244,157)	(4,190)	(0.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (rate 0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	51 months maturity 11/22/2021	$21,617	$(454)	$(4)	(458)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Australian Bank-Bill Swap Reference Rate or Australian Overnight Indexed Swap Rate (“AOISR”) plus or minus a specified spread (rates range from -0.04% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	57 months maturity 11/19/2021	$718,725	$4,895	$(114,888)	(109,993)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Overnight Index Average (“HONIX”) plus or minus a specified spread (rate -0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	51 months maturity 11/19/2021	$4,372	$41	$–	41

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread (rate 0.03%), which is denominated in DKK based on the local currencies of the positions within the swap.	51 months maturity 11/19/2021	$43,885	$288	$—	288

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Sterling Overnight Index Average (“SONIA”) plus or minus a specified spread (rates range from -0.03% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	53-57 months maturity 11/19/2021	$18,073,476	$(87,964)	$(25,598)	$(113,562)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Isle of Man
Paysafe Group plc	16,337	$127,537	$831	0.0

United Kingdom
Amec Foster Wheeler plc	312,224	2,135,778	(96,781)	0.0
Booker Group plc	1,484,110	4,079,008	122,240	0.0
Sky plc	411,582	5,049,235	(368,587)	(0.1)
Worldpay Group plc	245,315	1,338,961	27,561	0.0

Short Positions

Common Stock

United Kingdom
John Wood Group plc	(234,152)	(2,138,724)	238,316	0.0
Tesco plc	(1,277,730)	(3,204,234)	(11,543)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds floating Rate plus or minus a specified spread (rates range from -0.16% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	50-57 months maturity ranging from 11/19/2021- 11/22/2021	$136,251,152	$1,657,865	$834,217	2,492,082

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks

Canada
Dominion Diamond Corp.	224,477	$3,183,084	$21,755	0.0

Israel
Neuroderm Ltd.	85,488	3,325,483	33,816	0.0

United States
Akorn, Inc.	45,708	1,517,049	1,190	0.0
Astoria Financial Corp.	46,591	1,001,706	67,376	0.0
Atwood Oceanics, Inc.	192,768	1,810,092	(77,839)	(0.0)
Avista Corp.	76,431	3,956,833	(25,297)	(0.0)
Bankrate, Inc.	118,584	1,654,247	3,647	0.0
Brocade Communications Systems, Inc.	342,912	4,097,798	(171,456)	(0.0)
Calgon Carbon Corp.	60,885	1,302,939	4,972	0.0
Calpine Corp.	204,941	3,022,880	(4,132)	(0.0)
Capital Bank Financial Corp.	49,865	2,046,958	118,977	0.0
CR Bard, Inc.	14,371	4,605,905	193,083	0.0
CU Bancorp	73,825	2,862,564	106,176	0.0
DigitalGlobe, Inc.	52,633	1,855,313	159,366	0.0
HSN, Inc.	53,477	2,088,277	(28,224)	(0.0)
Huntsman Corp.	235,009	6,443,947	307,220	0.1
Kite Pharma, Inc.	21,988	3,953,662	29,387	0.0
Level 3 Communications, Inc.	63,062	3,360,574	(360,202)	(0.1)
Lumos Networks Corp.	88,400	1,584,128	17,680	0.0
Monsanto Co.	21,281	2,549,889	150,244	0.0
NxStage Medical, Inc.	103,591	2,859,112	(189,998)	(0.0)
Orbital ATK, Inc.	31,162	4,149,532	25,661	0.0
PAREXEL International Corp.	24,393	2,148,535	22,565	0.0
Parkway, Inc.	41,011	944,483	6,828	0.0
Rice Energy, Inc.	197,672	5,720,628	859,278	0.2
Rockwell Collins, Inc.	42,783	5,592,166	(14,606)	(0.0)
Scripps Networks Interactive, Inc.	55,639	4,778,834	(90,093)	(0.0)
Silver Spring Networks, Inc.	89,690	1,450,287	5,627	0.0
State National Cos., Inc.	219,228	4,601,596	29,722	0.0
Straight Path Communications, Inc.	14,056	2,539,498	1,274,095	0.2
Time Warner, Inc.	25,243	2,586,145	98,195	0.0
VWR Corp.	61,336	2,030,835	10,446	0.0
West Corp.	95,873	2,250,139	32,092	0.0
Westar Energy, Inc.	34,211	1,696,866	(178,924)	(0.0)
WGL Holdings, Inc.	35,064	2,952,389	20,115	0.0
Xcerra Corp.	178,809	1,761,269	16,031	0.0

Short Positions

Common Stocks

United States
AT&T, Inc.	(21,435)	(839,609)	66,264	0.0
Becton Dickinson and Co.	(7,292)	(1,428,868)	(103,797)	(0.0)
CenturyLink, Inc.	(90,090)	(1,702,701)	464,368	0.1
Discovery Communications, Inc.	(59,055)	(1,196,454)	114,265	0.0
Ensco plc	(308,429)	(1,841,321)	71,731	0.0
EQT Corp.	(73,139)	(4,771,588)	(874,517)	(0.2)
First Horizon National Corp.	(87,427)	(1,674,227)	(116,425)	(0.0)
Great Plains Energy, Inc.	(107,501)	(3,257,280)	50,817	0.0
Liberty Interactive Corp. QVC Group	(88,259)	(2,080,265)	41,233	0.0
PacWest Bancorp	(39,206)	(1,980,295)	(36,410)	(0.0)
Praxair, Inc.	(9,260)	(1,293,992)	(195,744)	(0.0)
Sterling Bancorp	(40,736)	(1,004,142)	(58,428)	(0.0)
United Technologies Corp.	(10,797)	(1,253,316)	(43,389)	(0.0)
Vantiv, Inc.	(16,752)	(1,180,514)	(48,601)	(0.0)

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Canadian Dollar Offered Rate or Canadian Overnight Repurchase Rate Average plus or minus a specified spread (rates range from -0.08% to 0.03%), which is denominated in CAD based on the local currencies of the positions within the swap.	50-57 months maturity ranging from 11/19/2021- 11/22/2021	$12,660,036	$(22,599)	$24,993	2,394

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Canada
Richmont Mines, Inc.	64,690	$602,961	$(23,491)	(0.0)
Veresen, Inc.	412,379	6,189,965	166,491	0.0

Short Positions

Common Stock

Canada
Alamos Gold, Inc.	(85,535)	(577,888)	24,536	0.0
MacDonald Dettwiler & Associates Ltd.	(16,479)	(937,431)	(57,412)	(0.0)
Pembina Pipeline Corp.	(124,028)	(4,351,790)	(132,724)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or Euro Overnight Index Average (“EONIA”) plus or minus a specified spread (rates range from -0.03% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	57 months maturity 11/19/2021	$12,582,689	$125,930	$109,081	235,011

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Germany
Linde AG	5,998	$1,247,272	$137,375	0.0

Italy
Luxottica Group SpA	100,220	5,608,265	(524,701)	(0.1)

Short Positions

Common Stock

France
Essilor International SA	(46,210)	(5,727,153)	513,256	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Tomorrow/Next Overnight Indexed Swaps plus or minus a specified spread (rate -0.04%), which is denominated in CHF based on the local currencies of the positions within the swap.	55 months maturity 11/19/2021	$6,873,165	$(548,938)	$(192)	(549,130)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stock

Switzerland
Clariant AG (Registered)	(286,737)	$(6,873,165)	$(548,938)	(0.1)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$940,000	$—	$940,000

BARC
Cash	—	1,961,514	1,961,514

CITG
Cash	—	1,462,297	1,462,297

CITI
Investment Companies	70,707	—	70,707

DTBK
Investment Companies	5,203,991	—	5,203,991

GSIN
Cash	(1,780,103)	—	(1,780,103)
Investment Companies	18,627,181	—	18,627,181

JPMC
Cash	(5,201,204)	—	(5,201,204)

JPMS
Cash	—	(6,644)	(6,644)

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 109.4%
COMMON STOCKS - 29.4%

Belgium - 1.4%
Ageas (a)	145,239	6,831,129
bpost SA (a)	102,406	3,045,647
KBC Group NV (a)	22,293	1,891,337
Proximus SADP (a)	71,138	2,452,404
Solvay SA (a)	44,484	6,650,295
UCB SA (a)	42,404	3,022,057
Umicore SA (a)	31,943	2,644,424

		26,537,293

Canada - 3.7%
Air Canada (1)*(a)	466,606	9,812,656
Alimentation Couche-Tard, Inc., Class B (1)(a)	36,776	1,677,062
Atco Ltd., Class I (1)(a)	15,215	558,483
Bank of Montreal (1)(a)	18,439	1,395,468
Bank of Nova Scotia (The) (1)(a)	41,070	2,639,803
CAE, Inc. (1)	19,461	340,480
Canadian Imperial Bank of Commerce (1)(a)	31,262	2,735,221
Canadian Tire Corp. Ltd., Class A (1)(a)	32,004	3,984,373
CCL Industries, Inc., Class B (1)(a)	13,585	657,393
CGI Group, Inc., Class A (1)*(a)	14,555	754,725
Constellation Software, Inc. (1)(a)	2,455	1,339,384
Dollarama, Inc. (1)(a)	59,201	6,477,830
Empire Co. Ltd., Class A (1)	30,082	532,327
Encana Corp. (1)(a)	327,736	3,858,499
George Weston Ltd. (1)(a)	18,506	1,611,442
Husky Energy, Inc. (1)*	37,878	474,177
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	19,566	885,978
Linamar Corp. (1)(a)	64,187	3,916,809
Lundin Mining Corp. (1)(a)	102,725	704,729
Magna International, Inc. (1)(a)	166,186	8,869,025
Manulife Financial Corp. (1)	11,935	242,096
Metro, Inc. (1)(a)	27,771	955,042
National Bank of Canada (1)(a)	70,333	3,384,890
Open Text Corp. (1)	7,378	238,059
Ritchie Bros Auctioneers, Inc. (1)	9,494	300,171
Royal Bank of Canada (1)(a)	37,945	2,935,853
Saputo, Inc. (1)(a)	49,953	1,729,088
Shaw Communications, Inc., Class B (1)(a)	31,151	717,016
Suncor Energy, Inc. (1)	15,494	543,020
Toronto-Dominion Bank (The) (1)(a)	23,636	1,330,738
West Fraser Timber Co. Ltd. (1)(a)	35,184	2,030,253

		67,632,090

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	3,552,500	3,755,124

Denmark - 2.0%
Carlsberg A/S, Class B	3,623	397,566
Danske Bank A/S (a)	57,475	2,303,230
GN Store Nord A/S (a)	84,468	2,899,749
H Lundbeck A/S (a)	86,819	5,019,187
ISS A/S (a)	68,452	2,759,724
TDC A/S (a)	955,510	5,603,650
Vestas Wind Systems A/S (a)	186,673	16,779,249
William Demant Holding A/S *	15,754	416,514

		36,178,869

INVESTMENTS	SHARES	VALUE ($)
Finland - 1.1%
Cargotec OYJ, Class B (a)	27,523	1,730,868
Huhtamaki OYJ	7,824	315,986
Kesko OYJ, Class B (a)	37,585	2,016,336
Neste OYJ (a)	193,013	8,435,530
Orion OYJ, Class B (a)	57,863	2,686,705
Stora Enso OYJ, Class R	17,428	246,522
UPM-Kymmene OYJ (a)	200,356	5,435,880

		20,867,827

Germany - 5.2%
Allianz SE (Registered) (a)	19,433	4,364,395
Aurubis AG (a)	43,664	3,540,099
Beiersdorf AG (a)	11,599	1,248,816
Covestro AG (a)(b)	150,473	12,948,306
Deutsche Lufthansa AG (Registered) (a)	312,540	8,691,389
Deutsche Post AG (Registered) (a)	14,202	633,044
Evonik Industries AG (a)	66,562	2,379,762
Freenet AG (a)	73,558	2,461,738
Hella KGaA Hueck & Co.	8,593	506,660
HOCHTIEF AG (a)	28,376	4,792,791
Infineon Technologies AG (a)	131,536	3,316,339
MTU Aero Engines AG (a)	12,526	2,000,309
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	33,119	7,088,328
OSRAM Licht AG (a)	70,634	5,641,497
Rheinmetall AG (a)	62,907	7,094,952
RWE AG *(a)	192,557	4,380,663
Salzgitter AG (a)	60,782	2,760,971
SAP SE (a)	30,379	3,330,913
Siemens AG (Registered) (a)	10,921	1,541,056
Software AG (a)	90,924	4,442,445
Suedzucker AG (a)	151,095	3,249,545
Talanx AG (a)	66,857	2,704,987
Uniper SE (a)	250,720	6,880,935

		95,999,940

Italy - 3.9%
A2A SpA (a)	3,694,676	6,356,773
Assicurazioni Generali SpA (a)	302,711	5,645,952
Atlantia SpA (a)	41,307	1,305,204
Autogrill SpA (a)	190,657	2,479,839
Davide Campari-Milano SpA	158,504	1,151,405
DiaSorin SpA (a)	17,620	1,571,419
Enel SpA (a)	1,883,367	11,345,991
GEDI Gruppo Editoriale SpA *	30,913	27,406
Hera SpA (a)	714,530	2,247,191
Intesa Sanpaolo SpA (a)	3,906,273	13,829,419
Italgas SpA	60,525	339,965
Leonardo SpA (a)	274,340	5,143,911
Mediobanca SpA (a)	157,862	1,696,452
Moncler SpA (a)	181,388	5,240,942
Poste Italiane SpA (a)(b)	259,654	1,912,807
Prysmian SpA (a)	116,793	3,946,126
Recordati SpA (a)	111,112	5,127,457
Unipol Gruppo Finanziario SpA (a)	620,000	2,844,589

		72,212,848

Malta - 0.1%
Kindred Group plc, SDR	127,186	1,463,623

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 2.1%
ABN AMRO Group NV, CVA (a)(b)	140,467	4,206,176
ASM International NV (a)	60,161	3,804,495
ASR Nederland NV	11,355	454,081
Axfood AB	16,905	290,212
Koninklijke DSM NV (a)	40,097	3,282,584
Koninklijke Philips NV (a)	191,071	7,883,585
NN Group NV (a)	247,004	10,343,629
Philips Lighting NV (a)(b)	61,296	2,474,344
Randstad Holding NV (a)	50,900	3,145,807
Wolters Kluwer NV (a)	83,157	3,843,106

		39,728,019

Norway - 0.5%
DNB ASA (a)	47,177	952,507
Leroy Seafood Group ASA (a)	234,647	1,502,869
Marine Harvest ASA *(a)	303,978	6,012,083
Salmar ASA (a)	38,964	1,101,906
Telenor ASA	19,775	418,925

		9,988,290

Portugal - 0.2%
EDP - Energias de Portugal SA (a)	322,429	1,215,782
Galp Energia SGPS SA (a)	129,567	2,297,631

		3,513,413

Singapore - 0.3%
Genting Singapore plc	4,986,300	4,311,719
SATS Ltd.	101,600	345,789
Singapore Airlines Ltd.	44,000	326,267
StarHub Ltd.	136,500	262,084
Wilmar International Ltd.	99,800	234,517

		5,480,376

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA (a)	56,834	2,108,405
Aena SME SA (a)(b)	16,763	3,029,532
Amadeus IT Group SA (a)	23,122	1,503,826
Banco Bilbao Vizcaya Argentaria SA (a)	252,198	2,254,750
Banco de Sabadell SA	223,767	467,795
Banco Santander SA (a)	543,769	3,803,582
Ebro Foods SA (a)	31,940	757,288
Endesa SA (a)	284,660	6,423,363
Gas Natural SDG SA (a)	53,580	1,186,933
Iberdrola SA (a)	417,817	3,248,791
Mapfre SA (a)	1,040,944	3,392,004
Prosegur Cia de Seguridad SA (a)	86,464	646,297
Repsol SA (a)	729,839	13,468,721

		42,291,287

Sweden - 2.0%
BillerudKorsnas AB (a)	152,944	2,594,238
Boliden AB (a)	281,555	9,550,165
Bonava AB, Class B	8,673	140,477
Electrolux AB, Series B (a)	96,637	3,289,118
Essity AB, Class B *	156,799	4,274,975
Holmen AB, Class B (a)	26,761	1,254,091
Husqvarna AB, Class B (a)	136,311	1,403,740
NCC AB, Class B (a)	135,515	3,216,879
Nibe Industrier AB, Class B	33,974	342,491
Saab AB, Class B (a)	54,178	2,753,821

INVESTMENTS	SHARES	VALUE ($)
Sweden - 2.0% (continued)
Skandinaviska Enskilda Banken AB, Class A	81,805	1,079,269
SSAB AB, Class A *	98,891	477,589
Svenska Cellulosa AB SCA, Class B (a)	263,855	2,236,580
Swedish Match AB (a)	53,898	1,892,974
Tele2 AB, Class B	24,845	284,702
Telia Co. AB (a)	145,877	687,874
Volvo AB, Class B	113,736	2,196,019

		37,675,002

Switzerland - 3.7%
ABB Ltd. (Registered) (a)	157,307	3,889,886
Adecco Group AG (Registered) *(a)	123,949	9,656,188
Baloise Holding AG (Registered)	2,970	470,309
dormakaba Holding AG *(a)	778	793,679
Flughafen Zurich AG (Registered) (a)	7,435	1,682,650
Geberit AG (Registered) (a)	2,162	1,023,525
Georg Fischer AG (Registered) (a)	2,754	3,398,713
Helvetia Holding AG (Registered)	427	232,069
Lonza Group AG (Registered) *(a)	22,550	5,925,341
Partners Group Holding AG (a)	1,672	1,135,117
Roche Holding AG (a)	27,044	6,912,991
Sika AG (a)	806	6,001,226
Sonova Holding AG (Registered)	2,429	412,289
STMicroelectronics NV (a)	234,003	4,537,363
Straumann Holding AG (Registered) (a)	5,475	3,521,050
Swiss Life Holding AG (Registered) *(a)	8,725	3,075,929
Swiss Re AG (a)	74,627	6,764,519
Temenos Group AG (Registered) *(a)	64,806	6,619,236
Zurich Insurance Group AG (a)	10,693	3,267,561

		69,319,641

United Kingdom - 0.7%
Dialog Semiconductor plc *(a)	76,920	3,404,165
Fiat Chrysler Automobiles NV *(a)	492,542	8,827,037

		12,231,202

TOTAL COMMON STOCKS (Cost $436,039,327)		544,874,844

SHORT-TERM INVESTMENTS - 80.0%

INVESTMENT COMPANIES - 56.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (c)	14,247,769	14,247,769
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (c)	56,991,076	56,991,076
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (c)(d)	3,579,309	3,579,309
Limited Purpose Cash Investment Fund, 0.97% (c)(e)	901,004,424	900,914,322
UBS Select Treasury Preferred Fund, Class I, 0.87% (c)	71,238,845	71,238,845

TOTAL INVESTMENT COMPANIES (Cost $1,046,998,084)		1,046,971,321

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 23.6%
U.S. Treasury Bills 0.91%, 10/5/2017 (f)	5,729,000	5,728,653
0.95%, 10/12/2017 (f)	38,405,000	38,395,140
0.95%, 10/19/2017 (f)	43,663,000	43,644,057
0.96%, 10/26/2017 (f)	1,387,000	1,386,134
0.98%, 11/2/2017 (f)	1,890,000	1,888,438
1.02%, 11/9/2017 (f)	14,242,000	14,227,573
1.03%, 11/16/2017 (f)	14,630,000	14,612,402
1.06%, 11/30/2017 (f)	4,908,000	4,900,043
1.07%, 12/7/2017 (f)	7,998,000	7,983,557
1.11%, 12/14/2017 (f)	19,484,000	19,446,170
1.13%, 12/21/2017 (f)	17,904,000	17,864,512
1.12%, 12/28/2017 (f)	3,705,000	3,695,621
1.14%, 1/4/2018 (f)	20,807,000	20,750,888
1.13%, 1/11/2018 (f)	33,132,000	33,037,884
1.10%, 1/18/2018 (f)	89,833,000	89,560,806
1.14%, 1/25/2018 (f)	13,158,000	13,114,076
1.15%, 2/8/2018 (f)	17,279,000	17,212,130
1.12%, 2/15/2018 (f)	10,393,000	10,350,597
1.12%, 2/22/2018 (f)	18,713,000	18,631,606
1.12%, 3/1/2018 (f)	11,315,000	11,262,079
1.12%, 3/8/2018 (f)	22,513,000	22,400,950
1.15%, 3/15/2018 (f)	7,345,000	7,306,228
1.19%, 3/22/2018 (f)	8,162,000	8,117,076
1.18%, 3/29/2018 (f)	13,222,000	13,144,857

TOTAL U.S. TREASURY OBLIGATIONS (Cost $438,587,234)		438,661,477

TOTAL SHORT-TERM INVESTMENTS (Cost $1,485,585,318)		1,485,632,798

TOTAL LONG POSITIONS (Cost $1,921,624,645)		2,030,507,642

	SHARES
SHORT POSITIONS - (24.8)%

COMMON STOCKS - (24.8)%

Austria - (0.3)%
ams AG *	(79,163)	(5,747,993)

Belgium - (1.4)%
Anheuser-Busch InBev SA/NV	(190,559)	(22,778,895)
Telenet Group Holding NV *	(49,314)	(3,264,250)

		(26,043,145)

Canada - (3.0)%
Agnico Eagle Mines Ltd. (1)	(9,792)	(442,533)
AltaGas Ltd. (1)	(74,464)	(1,715,164)
Barrick Gold Corp. (1)	(79,742)	(1,283,285)
BlackBerry Ltd. (1)*	(61,802)	(690,954)
Bombardier, Inc., Class B (1)*	(1,155,572)	(2,093,042)
Cameco Corp. (1)	(361,289)	(3,489,106)
Canadian Utilities Ltd., Class A (1)	(63,586)	(1,974,721)
Cenovus Energy, Inc. (1)	(57,397)	(575,465)
Eldorado Gold Corp. (1)	(514,333)	(1,129,451)
Element Fleet Management Corp. (1)	(83,534)	(619,266)
Enbridge, Inc. (1)	(116,493)	(4,866,051)
Fairfax Financial Holdings Ltd. (1)	(8,298)	(4,318,285)
Finning International, Inc. (1)	(12,019)	(274,816)

INVESTMENTS	SHARES	VALUE ($)
Canada - (3.0)% (continued)
Franco-Nevada Corp. (1)	(44,030)	(3,410,891)
Gildan Activewear, Inc. (1)	(50,876)	(1,589,786)
Goldcorp, Inc. (1)	(240,696)	(3,125,045)
Imperial Oil Ltd. (1)	(86,892)	(2,775,809)
Inter Pipeline Ltd. (1)	(27,320)	(565,996)
Keyera Corp. (1)	(60,966)	(1,863,549)
Kinross Gold Corp. (1)*	(99,459)	(421,670)
Methanex Corp. (1)	(10,974)	(551,448)
Onex Corp. (1)	(3,029)	(233,751)
Pembina Pipeline Corp. (1)	(7,083)	(248,522)
Peyto Exploration & Development Corp. (1)	(14,829)	(242,446)
Potash Corp. of Saskatchewan, Inc. (1)	(40,382)	(777,380)
Power Financial Corp. (1)	(11,461)	(317,904)
PrairieSky Royalty Ltd. (1)	(26,391)	(675,347)
Restaurant Brands International, Inc. (1)	(11,234)	(717,752)
Shopify, Inc., Class A (1)*	(3,848)	(447,543)
Stantec, Inc. (1)	(47,587)	(1,320,728)
TransCanada Corp. (1)	(135,649)	(6,704,447)
Wheaton Precious Metals Corp. (1)	(168,992)	(3,223,410)
Whitecap Resources, Inc. (1)	(32,318)	(251,240)
WSP Global, Inc. (1)	(45,775)	(1,904,372)
Yamana Gold, Inc. (1)	(373,894)	(988,860)

		(55,830,035)

Denmark - (1.8)%
AP Moller - Maersk A/S, Class B	(555)	(1,056,755)
Chr Hansen Holding A/S	(61,619)	(5,289,531)
Coloplast A/S, Class B	(30,061)	(2,444,141)
DONG Energy A/S (b)	(10,360)	(593,859)
DSV A/S	(12,851)	(973,541)
Genmab A/S *	(9,819)	(2,171,420)
Novozymes A/S, Class B	(183,641)	(9,433,205)
Pandora A/S	(115,313)	(11,401,257)
Tryg A/S	(27,512)	(636,114)

		(33,999,823)

Finland - (0.4)%
Amer Sports OYJ *	(82,387)	(2,187,229)
Kone OYJ, Class B	(32,912)	(1,744,642)
Metso OYJ	(6,859)	(251,730)
Nokia OYJ	(100,412)	(603,326)
Outokumpu OYJ	(166,719)	(1,734,491)

		(6,521,418)

Germany - (4.0)%
Axel Springer SE	(31,647)	(2,035,442)
Bilfinger SE	(54,518)	(2,286,323)
Deutsche Bank AG (Registered)	(459,606)	(7,956,121)
Duerr AG	(15,077)	(2,018,896)
E.ON SE	(1,109,315)	(12,575,681)
Fielmann AG	(10,767)	(933,624)
FUCHS PETROLUB SE (Preference)	(14,169)	(839,091)
GEA Group AG	(181,178)	(8,247,859)
HeidelbergCement AG	(12,502)	(1,286,576)
Krones AG	(2,240)	(311,581)
MAN SE	(4,572)	(516,107)
ProSiebenSat.1 Media SE	(83,631)	(2,853,901)
Sartorius AG (Preference)	(24,042)	(2,300,555)
Symrise AG	(59,176)	(4,498,861)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - (4.0)% (continued)
Telefonica Deutschland Holding AG	(501,366)	(2,817,498)
thyssenkrupp AG	(227,185)	(6,747,362)
United Internet AG (Registered)	(72,036)	(4,490,212)
Volkswagen AG (Preference)	(10,515)	(1,716,626)
Wirecard AG	(10,792)	(988,645)
Zalando SE *(b)	(173,831)	(8,725,044)

		(74,146,005)

Hong Kong - 0.0% (g)
Hutchison Port Holdings Trust, Class U	(1,010,300)	(424,326)

Italy - (2.5)%
Azimut Holding SpA	(187,346)	(4,059,089)
Banca Generali SpA	(57,207)	(1,986,910)
Banco BPM SpA *	(775,476)	(3,225,387)
BPER Banca	(461,299)	(2,764,070)
Brembo SpA	(106,832)	(1,808,371)
Buzzi Unicem SpA	(71,297)	(1,926,680)
Ferrari NV	(11,938)	(1,320,920)
FinecoBank Banca Fineco SpA	(112,100)	(995,284)
Mediaset SpA *	(789,640)	(2,735,460)
Saipem SpA *	(1,320,957)	(5,704,810)
Salvatore Ferragamo SpA	(131,823)	(3,705,748)
Snam SpA	(275,110)	(1,325,769)
UniCredit SpA *	(356,328)	(7,603,929)
Unione di Banche Italiane SpA	(614,755)	(3,194,816)
UnipolSai Assicurazioni SpA	(170,993)	(399,841)
Yoox Net-A-Porter Group SpA *	(114,866)	(4,508,359)

		(47,265,443)

Luxembourg - (0.8)%
Aperam SA	(13,422)	(703,384)
ArcelorMittal *	(8,714)	(224,789)
Tenaris SA	(932,564)	(13,219,088)

		(14,147,261)

Netherlands - (1.5)%
Aegon NV	(1,960)	(11,425)
Altice NV, Class A *	(728,926)	(14,604,688)
Boskalis Westminster	(40,455)	(1,414,071)
Gemalto NV	(6,745)	(301,452)
Koninklijke KPN NV	(469,376)	(1,610,797)
Koninklijke Vopak NV	(68,434)	(3,001,101)
OCI NV *	(103,772)	(2,430,872)
SBM Offshore NV	(285,929)	(5,184,772)

		(28,559,178)

Norway - (0.5)%
Gjensidige Forsikring ASA	(28,299)	(492,945)
Schibsted ASA, Class A	(123,887)	(3,193,787)
Statoil ASA	(221,149)	(4,446,087)
Yara International ASA	(44,497)	(1,995,284)

		(10,128,103)

Portugal - (0.2)%
Banco Comercial Portugues SA, Class R *	(11,671,421)	(3,386,552)
Jeronimo Martins SGPS SA	(28,729)	(567,081)

		(3,953,633)

INVESTMENTS	SHARES	VALUE ($)
Singapore - (0.5)%
CapitaLand Ltd.	(238,600)	(631,308)
Global Logistic Properties Ltd.	(746,600)	(1,819,117)
Jardine Cycle & Carriage Ltd.	(8,200)	(238,621)
Keppel Corp. Ltd.	(588,400)	(2,824,938)
Singapore Post Ltd.	(2,076,800)	(1,915,774)
Singapore Press Holdings Ltd.	(564,300)	(1,134,007)
UOL Group Ltd.	(54,407)	(326,538)

		(8,890,303)

Spain - (2.3)%
Acciona SA	(3,189)	(256,741)
Acerinox SA	(90,894)	(1,312,243)
Atresmedia Corp. de Medios de Comunicacion SA	(55,698)	(585,980)
Bankia SA	(1,668,731)	(8,056,294)
Cellnex Telecom SA(b)	(410,886)	(9,406,332)
Enagas SA	(64,214)	(1,809,411)
Ferrovial SA	(299,404)	(6,597,018)
Grifols SA	(101,943)	(2,975,019)
Industria de Diseno Textil SA	(301,774)	(11,376,946)

		(42,375,984)

Sweden - (2.2)%
Alfa Laval AB	(30,117)	(736,658)
Assa Abloy AB, Class B	(68,894)	(1,577,356)
Atlas Copco AB, Class A	(94,083)	(3,991,222)
Elekta AB, Class B	(164,276)	(1,700,550)
Getinge AB, Class B	(91,215)	(1,712,472)
Hennes & Mauritz AB, Class B	(342,261)	(8,890,656)
Hexagon AB, Class B	(87,016)	(4,316,696)
Hexpol AB	(183,902)	(1,937,093)
Modern Times Group MTG AB, Class B	(6,815)	(247,148)
Svenska Handelsbanken AB, Class A	(458,283)	(6,923,878)
Swedish Orphan Biovitrum AB *	(35,701)	(549,852)
Telefonaktiebolaget LM Ericsson, Class B	(1,296,713)	(7,475,666)

		(40,059,247)

Switzerland - (2.7)%
Aryzta AG *	(163,706)	(5,028,373)
Barry Callebaut AG (Registered) *	(315)	(482,239)
Chocoladefabriken Lindt & Spruengli AG	(1,051)	(5,995,226)
Credit Suisse Group AG (Registered) *	(1,132,733)	(17,947,697)
Dufry AG (Registered) *	(5,940)	(944,185)
GAM Holding AG *	(141,123)	(2,187,688)
Givaudan SA (Registered)	(624)	(1,358,441)
OC Oerlikon Corp. AG (Registered) *	(171,421)	(2,641,265)
Swatch Group AG (The)	(10,366)	(4,319,684)
UBS Group AG (Registered) *	(25,358)	(433,799)
Vifor Pharma AG	(73,154)	(8,628,265)

		(49,966,862)

United Kingdom - (0.1)%
CNH Industrial NV	(66,350)	(796,554)
Subsea 7 SA	(16,012)	(263,495)

		(1,060,049)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (0.4)%
QIAGEN NV *	(123,415)	(3,901,148)
Valeant Pharmaceuticals International, Inc. (1)*	(250,324)	(3,587,091)

		(7,488,239)

Zambia - (0.2)%
First Quantum Minerals Ltd. (1)	(395,174)	(4,437,097)

TOTAL COMMON STOCKS (Proceeds $(426,007,650))		(461,044,144)

TOTAL SHORT POSITIONS (Proceeds $(426,007,650))		(461,044,144)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 84.6% (Cost $1,495,616,995)		1,569,463,498

OTHER ASSETS IN EXCESS OF LIABILITIES - 15.4% (h)		286,857,552

NET ASSETS - 100.0%		1,856,321,050

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(43,383,858)	(2.3)%
Consumer Staples	(1,979,781)	(0.1)
Energy	(29,850,098)	(1.6)
Financials	30,810,922	1.7
Health Care	15,427,830	0.8
Industrials	75,837,154	4.1
Information Technology	8,228,464	0.4
Materials	4,396,408	0.2
Real Estate	(2,776,962)	(0.1)
Telecommunication Services	(1,663,249)	(0.1)
Utilities	28,783,870	1.6
Short-Term Investment	1,485,632,798	80.0

Total Investments In Securities At Value	1,569,463,498	84.6

Other Assets in Excess of Liabilities (h)	286,857,552	15.4

Net Assets	$1,856,321,050	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $504,203,961.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $5,845,930, which represents approximately 0.31% of net assets of the fund.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/17	VALUE AT 09/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
Limited Purpose Cash Investment Fund (Short-Term Investment)	—	1,028,033,072	(127,028,648)	901,004,424	$900,914,322	$2,588,776	$(10,822)	$(26,763)

(f)	The rate shown was the effective yield at the date of purchase.
(g)	Represents less than 0.05% of net assets.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

CVA - Dutch Certification

OYJ - Public Traded Company

Preference -	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	373,218	USD	297,346	CITI	12/20/2017	$1,920
CAD	559,826	USD	446,018	JPMC	12/20/2017	2,878
DKK	40,800	USD	6,494	CITI	12/20/2017	18
DKK	61,200	USD	9,740	JPMC	12/20/2017	26
EUR	7,200	USD	8,521	CITI	12/20/2017	27
EUR	10,800	USD	12,782	JPMC	12/20/2017	40
SGD	380,006	USD	279,676	CITI	12/20/2017	719
SGD	570,007	USD	419,513	JPMC	12/20/2017	1,078
USD	20,047	CAD	24,400	CITI	12/20/2017	482
USD	30,071	CAD	36,600	JPMC	12/20/2017	723
USD	6,809,050	CHF	6,469,600	CITI	12/20/2017	91,538
USD	10,213,563	CHF	9,704,400	JPMC	12/20/2017	137,294
USD	2,379,900	DKK	14,764,000	CITI	12/20/2017	23,764
USD	3,569,845	DKK	22,146,000	JPMC	12/20/2017	35,642
USD	30,415,374	EUR	25,342,257	CITI	12/20/2017	329,047
USD	45,623,002	EUR	38,013,384	JPMC	12/20/2017	493,514
USD	171,473	NOK	1,352,800	CITI	12/20/2017	1,308
USD	257,210	NOK	2,029,200	JPMC	12/20/2017	1,962
USD	147,970	SEK	1,181,600	CITI	12/20/2017	2,210
USD	221,955	SEK	1,772,400	JPMC	12/20/2017	3,314
USD	166,494	SGD	224,400	CITI	12/20/2017	916
USD	249,741	SGD	336,600	JPMC	12/20/2017	1,374

Total unrealized appreciation						1,129,794

CAD	1,242,265	USD	1,014,694	CITI	12/20/2017	(18,585)
CAD	1,863,397	USD	1,522,043	JPMC	12/20/2017	(27,878)
CHF	2,382,400	USD	2,484,716	CITI	12/20/2017	(11,024)
CHF	3,573,600	USD	3,727,079	JPMC	12/20/2017	(16,540)
DKK	9,103,200	USD	1,464,911	CITI	12/20/2017	(12,164)
DKK	13,654,800	USD	2,197,370	JPMC	12/20/2017	(18,247)
EUR	2,609,200	USD	3,124,047	CITI	12/20/2017	(26,405)
EUR	3,913,800	USD	4,686,077	JPMC	12/20/2017	(39,614)
NOK	4,460,000	USD	572,689	CITI	12/20/2017	(11,678)
NOK	6,690,000	USD	859,034	JPMC	12/20/2017	(17,517)
SEK	13,676,400	USD	1,708,533	CITI	12/20/2017	(21,426)
SEK	20,514,600	USD	2,562,803	JPMC	12/20/2017	(32,143)
SGD	939,194	USD	696,322	CITI	12/20/2017	(3,319)
SGD	1,408,793	USD	1,044,486	JPMC	12/20/2017	(4,980)
USD	695,997	CAD	877,200	CITI	12/20/2017	(7,386)
USD	1,043,994	CAD	1,315,800	JPMC	12/20/2017	(11,080)
USD	1,431,396	EUR	1,207,343	CITI	12/20/2017	(1,961)
USD	2,147,094	EUR	1,811,016	JPMC	12/20/2017	(2,945)
USD	20,508	HKD	160,000	CITI	12/20/2017	(16)
USD	30,761	HKD	240,000	JPMC	12/20/2017	(24)

Total unrealized depreciation						(284,932)

Net unrealized appreciation						$844,862

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps Outstanding at September 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (rates range from -6.61% to 0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	1-25 months maturity 10/13/2017	$2,949,493,661	$37,438,687	$3,869,253	$41,307,940

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks

United States
Alphabet, Inc.	16,247	$15,820,029	$1,140,290	0.1
Amgen, Inc.	84,280	15,714,006	1,391,102	0.1
Baxter International, Inc.	200,103	12,556,463	1,502,623	0.1
Biogen, Inc.	36,765	11,511,857	1,567,217	0.1
Citigroup, Inc.	161,301	11,733,035	1,429,350	0.1
eBay, Inc.	642,212	24,699,474	1,925,119	0.1
General Motors Co.	824,671	33,300,215	3,701,352	0.2
Gilead Sciences, Inc.	408,834	33,123,731	4,129,485	0.2
Hewlett Packard Enterprise Co.	1,216,865	17,900,084	1,365,920	0.1
Honeywell International, Inc.	97,507	13,820,642	964,389	0.1
Intel Corp.	570,555	21,726,734	1,011,971	0.1
International Business Machines Corp.	136,885	19,859,276	(849,868)	(0.0)
Lear Corp.	99,934	17,296,577	3,380,564	0.2
LyondellBasell Industries NV	177,432	17,574,640	2,243,282	0.1
McKesson Corp.	102,558	15,753,934	9,762	0.0
Merck & Co., Inc.	344,736	22,073,446	10,144	0.0
Micron Technology, Inc.	472,802	18,595,303	3,388,328	0.2
Microsoft Corp.	210,899	15,709,866	710,631	0.0
Oracle Corp.	303,710	14,684,378	(472,520)	(0.0)
Pfizer, Inc.	746,280	26,642,196	739,426	0.0
Raytheon Co.	62,839	11,724,501	1,804,328	0.1
Spirit AeroSystems Holdings, Inc.	162,207	12,606,728	3,426,578	0.2
Vertex Pharmaceuticals, Inc.	74,744	11,364,078	1,314,145	0.1
Wal-Mart Stores, Inc.	254,440	19,881,942	304,586	0.0
Walt Disney Co. (The)	129,795	12,793,893	(904,316)	(0.0)
Western Digital Corp.	206,127	17,809,373	374,372	0.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks

United States (continued)
Allergan plc	(55,584)	$(11,391,941)	$1,844,916	0.1
Alnylam Pharmaceuticals, Inc.	(102,280)	(12,016,877)	(5,581,662)	(0.3)
American Airlines Group, Inc.	(366,677)	(17,413,491)	(95,342)	(0.0)
Arista Networks, Inc.	(60,460)	(11,463,821)	(2,729,220)	(0.1)
Ball Corp.	(504,505)	(20,836,057)	(1,524,016)	(0.1)
CF Industries Holdings, Inc.	(372,552)	(13,098,928)	(2,405,031)	(0.1)
Cheniere Energy, Inc.	(343,533)	(15,472,726)	106,272	0.0
DexCom, Inc.	(235,477)	(11,520,712)	6,500,261	0.4
Dominion Energy, Inc.	(166,164)	(12,782,997)	157,841	0.0
Domino’s Pizza, Inc.	(81,610)	(16,203,666)	(517,293)	(0.0)
Envision Healthcare Corp.	(293,434)	(13,189,858)	3,451,129	0.2
Fastenal Co.	(273,541)	(12,467,999)	124,622	0.0
FirstEnergy Corp.	(477,320)	(14,715,776)	9,290	0.0
Hess Corp.	(301,316)	(14,128,707)	(962,505)	(0.1)
Illumina, Inc.	(63,904)	(12,729,677)	(1,854,690)	(0.1)
Johnson Controls International plc	(380,707)	(15,338,685)	(214,942)	(0.0)
Perrigo Co. plc	(188,612)	(15,966,006)	(1,927,265)	(0.1)
ServiceNow, Inc.	(143,340)	(16,846,750)	(2,056,397)	(0.1)
Splunk, Inc.	(187,014)	(12,423,340)	(828,506)	(0.0)
Tesla, Inc.	(44,827)	(15,290,490)	876,081	0.0
TransDigm Group, Inc.	(62,959)	(16,095,468)	(1,324,586)	(0.1)
Ultimate Software Group, Inc. (The)	(62,620)	(11,872,752)	839,778	0.0
Weatherford International plc	(2,691,021)	(12,324,876)	2,567,409	0.1
Workday, Inc.	(113,668)	(11,979,471)	(2,188,974)	(0.1)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (rates range from -4.00% to 0.40%), which is denominated in GBP based on the local currencies of the positions within the swap.	25-61 months maturity 10/14/2019	$231,775,322	$3,304,216	$(1,574,231)	$1,729,985

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks

Australia
BHP Billiton plc	119,898	$2,115,720	$(215,429)	(0.0)

South Africa
Investec plc	341,774	2,498,495	(79,514)	(0.0)

Switzerland
Coca-Cola HBC AG	80,289	2,718,486	452,515	0.0

United Kingdom
Ashtead Group plc	198,571	4,790,332	486,495	0.0
BAE Systems plc	290,241	2,457,979	152,233	0.0
Barclays plc	992,543	2,573,647	(208,526)	(0.0)
Barratt Developments plc	1,145,996	9,440,923	694,437	0.0
Bellway plc	105,773	4,678,902	753,910	0.0
BT Group plc	2,754,482	10,476,658	(701,354)	(0.0)
Close Brothers Group plc	93,233	1,843,657	(110,074)	(0.0)
DCC plc	22,080	2,144,003	44,064	0.0
Dixons Carphone plc	722,173	1,872,458	(1,015,402)	(0.1)
GKN plc	799,433	3,704,226	(30,190)	(0.0)
GlaxoSmithKline plc	279,103	5,579,443	(45,399)	(0.0)
Inchcape plc	215,381	2,491,179	83,480	0.0
Indivior plc	760,661	3,464,741	247,429	0.0
Persimmon plc	233,953	8,096,503	1,085,045	0.1
Rio Tinto plc	53,685	2,498,991	(140,261)	(0.0)
Royal Mail plc	942,268	4,851,822	(325,505)	(0.0)
Tate & Lyle plc	340,792	2,959,164	(532,141)	(0.0)
Taylor Wimpey plc	3,666,856	9,610,642	208,739	0.0
Wm Morrison Supermarkets plc	674,058	2,115,126	(28,290)	(0.0)

Short Positions

Common Stocks

Chile
Antofagasta plc	(458,644)	(5,842,216)	(634,532)	(0.0)

Jordan
Hikma Pharmaceuticals plc	(265,323)	(4,310,888)	1,564,685	0.1

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)

South Africa
Mediclinic International plc	(382,656)	$(3,333,071)	$368,359	0.0
United Kingdom
AA plc	(834,854)	(1,898,196)	712,910	0.0
Admiral Group plc	(93,716)	(2,283,625)	202,582	0.0
Aggreko plc	(279,768)	(3,518,847)	(260,271)	(0.0)
BTG plc	(300,506)	(2,723,859)	(212,639)	(0.0)
Capita plc	(767,240)	(5,805,049)	34,336	0.0
Cobham plc	(2,367,155)	(4,623,508)	(315,238)	(0.0)
ConvaTec Group plc	(593,955)	(2,182,530)	235,353	0.0
easyJet plc	(230,905)	(3,768,063)	174,619	0.0
Essentra plc	(233,195)	(1,724,187)	(58,233)	(0.0)
Experian plc	(205,836)	(4,134,560)	202,472	0.0
Halma plc	(111,661)	(1,675,446)	(135,097)	(0.0)
Hargreaves Lansdown plc	(315,105)	(6,252,706)	(674,084)	(0.0)
Inmarsat plc	(482,610)	(4,165,184)	1,199,999	0.1
Intertek Group plc	(32,826)	(2,194,190)	(246,019)	(0.0)
John Wood Group plc	(250,600)	(2,288,958)	(196,308)	(0.0)
Just Eat plc	(785,703)	(7,037,648)	(768,026)	(0.0)
Merlin Entertainments plc	(310,318)	(1,851,981)	110,018	0.0
Next plc	(23,852)	(1,681,386)	(338,702)	(0.0)
Pennon Group plc	(259,839)	(2,774,370)	217,784	0.0
Petrofac Ltd.	(508,169)	(3,069,912)	19,374	0.0
Rotork plc	(481,124)	(1,681,643)	(93,628)	(0.0)
Royal Bank of Scotland Group plc	(928,289)	(3,341,664)	(327,264)	(0.0)
St James’s Place plc	(120,368)	(1,850,032)	(150,214)	(0.0)
Standard Chartered plc	(201,268)	(2,001,228)	42,930	0.0
Tesco plc	(2,374,140)	(5,953,762)	(163,316)	(0.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread (rates range from -4.63% to 0.45%), which is denominated in JPY based on the local currencies of the positions within the swap.	13-49 months maturity 10/16/2018	$631,619,217	$10,426,619	$(3,500,018)	6,926,601

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks

Japan
Bandai Namco Holdings, Inc.	198,700	$6,826,304	$825,693	0.0
Fujitsu Ltd.	1,619,000	12,049,481	1,628,953	0.1
Haseko Corp.	495,300	6,609,467	1,043,451	0.1
Hitachi Chemical Co. Ltd.	161,200	4,423,432	120,171	0.0
Hitachi Ltd.	1,749,000	12,331,943	900,653	0.0
Inpex Corp.	590,000	6,285,140	657,547	0.0
Itochu Techno-Solutions Corp.	117,600	4,393,200	1,036,548	0.1
JXTG Holdings, Inc.	1,643,900	8,476,311	941,308	0.1
Kajima Corp.	691,000	6,868,136	1,385,355	0.1
Kao Corp.	73,500	4,327,191	(33,099)	(0.0)
Mitsubishi Corp.	234,800	5,462,818	384,665	0.0
Mitsubishi Gas Chemical Co., Inc.	241,900	5,675,826	785,198	0.0
Mitsui Chemicals, Inc.	181,000	5,505,560	1,275,724	0.1
NH Foods Ltd.	183,000	5,029,559	(243,354)	(0.0)
Nippon Telegraph & Telephone Corp.	231,500	10,607,497	(20,150)	(0.0)
Obayashi Corp.	371,500	4,455,936	386,864	0.0
Shin-Etsu Chemical Co. Ltd.	59,400	5,316,297	231,434	0.0
Sojitz Corp.	1,744,400	4,826,822	671,961	0.0
Square Enix Holdings Co. Ltd.	206,800	7,788,273	1,658,925	0.1
Start Today Co. Ltd.	137,600	4,360,563	788,900	0.0
Taisei Corp.	158,800	8,327,770	1,293,169	0.1
Tosoh Corp.	333,500	7,527,812	1,213,546	0.1

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks

Japan
Aeon Co. Ltd.	(334,300)	$(4,941,136)	$(142,351)	(0.0)
AEON Financial Service Co. Ltd.	(229,800)	(4,807,374)	(416,270)	(0.0)
Alps Electric Co. Ltd.	(156,800)	(4,144,025)	118,202	0.0
Asics Corp.	(359,900)	(5,367,769)	396,409	0.0
Bank of Kyoto Ltd. (The)	(87,600)	(4,458,857)	(1,324,902)	(0.1)
Calbee, Inc.	(254,400)	(8,934,887)	(119,844)	(0.0)
Chugoku Electric Power Co., Inc. (The)	(469,600)	(4,988,654)	79,640	0.0
FamilyMart UNY Holdings Co. Ltd.	(140,200)	(7,386,002)	460,638	0.0
Fast Retailing Co. Ltd.	(14,600)	(4,306,342)	(75,591)	(0.0)
Keikyu Corp.	(213,500)	(4,329,723)	345,452	0.0
Marui Group Co. Ltd.	(364,800)	(5,222,204)	(493,489)	(0.0)
NGK Spark Plug Co. Ltd.	(386,300)	(8,226,857)	(157,325)	(0.0)
Nidec Corp.	(74,600)	(9,170,645)	(1,257,403)	(0.1)
Nippon Paint Holdings Co. Ltd.	(135,900)	(4,623,228)	171,535	0.0
Nippon Yusen KK	(202,200)	(4,207,718)	(224,823)	(0.0)
Odakyu Electric Railway Co. Ltd.	(256,600)	(4,869,000)	(2,070)	(0.0)
Ono Pharmaceutical Co. Ltd.	(292,400)	(6,637,043)	(588,231)	(0.0)
Ricoh Co. Ltd.	(570,800)	(5,550,550)	(1,001,641)	(0.1)
Seven Bank Ltd.	(1,519,600)	(5,491,387)	(534,292)	(0.0)
Shimano, Inc.	(70,600)	(9,405,278)	780,109	0.0
Sony Financial Holdings, Inc.	(553,000)	(9,074,485)	(385,143)	(0.0)
Sysmex Corp.	(83,700)	(5,347,678)	(455,373)	(0.0)
T&D Holdings, Inc.	(293,200)	(4,253,561)	(69,211)	(0.0)
Toyota Industries Corp.	(92,100)	(5,296,903)	(961,713)	(0.1)
Toyota Motor Corp.	(125,900)	(7,507,220)	(595,044)	(0.0)
Yahoo Japan Corp.	(960,800)	(4,566,590)	(220,036)	(0.0)
Yakult Honsha Co. Ltd.	(69,900)	(5,030,228)	(1,108,233)	(0.1)
Yaskawa Electric Corp.	(172,000)	(5,459,226)	(2,127,499)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Reserve Bank of Australia Cash rate plus or minus a specified spread (rates range from -3.88% to 0.45%), which is denominated in AUD based on the local currencies of the positions within the swap.	14-49 months maturity 10/15/2018	$58,454,172	$1,247,052	$(451,772)	795,280

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Australia
Adelaide Brighton Ltd.	56,106	$257,173	$7,551	0.0
AGL Energy Ltd.	221,381	4,065,138	(564,541)	(0.0)
Ansell Ltd.	22,610	396,213	(14,831)	(0.0)
Aristocrat Leisure Ltd.	61,567	1,016,937	84,884	0.0
Aurizon Holdings Ltd.	695,587	2,680,508	(209,735)	(0.0)
Bendigo & Adelaide Bank Ltd.	25,964	237,056	10,886	0.0
CIMIC Group Ltd.	121,249	4,213,611	705,748	0.0
Coca-Cola Amatil Ltd.	206,239	1,251,883	(478,292)	(0.0)
Crown Resorts Ltd.	25,420	226,030	(3,067)	(0.0)
Fortescue Metals Group Ltd.	571,784	2,315,578	(161,064)	(0.0)
Harvey Norman Holdings Ltd.	242,381	739,323	(83,582)	(0.0)
Newcrest Mining Ltd.	111,970	1,842,999	(51,090)	(0.0)
Orica Ltd.	127,538	1,985,249	(41,953)	(0.0)
Origin Energy Ltd.	153,078	901,516	24,100	0.0
South32 Ltd.	1,604,810	4,151,656	351,059	0.0
Treasury Wine Estates Ltd.	222,448	2,393,043	290,444	0.0
Woodside Petroleum Ltd.	19,885	455,328	(1,934)	(0.0)

Short Positions

Common Stock

Australia
Alumina Ltd.	(134,871)	(233,729)	(43,004)	(0.0)
AMP Ltd.	(1,230,219)	(4,671,477)	349,734	0.0
APA Group	(676,224)	(4,435,943)	332,898	0.0
AusNet Services	(187,604)	(248,943)	(1,829)	(0.0)
Brambles Ltd.	(505,409)	(3,577,307)	205,683	0.0
Caltex Australia Ltd.	(11,062)	(279,110)	3,580	0.0
Domino’s Pizza Enterprises Ltd.	(31,088)	(1,120,043)	99,511	0.0
Healthscope Ltd.	(2,515,966)	(3,302,775)	812,809	0.0
Iluka Resources Ltd.	(96,909)	(725,428)	(115,502)	(0.0)
Medibank Pvt Ltd.	(99,687)	(228,720)	(14,882)	(0.0)
Platinum Asset Management Ltd.	(187,057)	(890,975)	(166,964)	(0.0)
Ramsay Health Care Ltd.	(7,792)	(381,256)	13,516	0.0
REA Group Ltd.	(46,983)	(2,474,769)	(172,999)	(0.0)
SEEK Ltd.	(381,095)	(4,976,010)	(196,056)	(0.0)
TPG Telecom Ltd.	(396,688)	(1,518,582)	272,684	0.0
Vocus Group Ltd.	(138,323)	(259,862)	3,290	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (rates range from -0.50% to 0.40%), which is denominated in EUR based on the local currencies of the positions within the swap.	25-61 months maturity 10/14/2019	$162,398,688	$2,844,729	$54,555	2,899,284

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks

France
Air France-KLM	283,372	$4,468,792	$857,431	0.0
Amundi SA	2,980	247,777	10,203	0.0
Arkema SA	4,396	539,397	45,447	0.0
Atos SE	93,757	14,542,460	1,471,615	0.1
BNP Paribas SA	56,256	4,538,497	208,277	0.0
Capgemini SE	56,079	6,573,839	672,379	0.0
Cie de Saint-Gobain	78,643	4,685,554	292,629	0.0
Cie Generale des Etablissements Michelin	53,258	7,770,425	643,335	0.0
CNP Assurances	113,489	2,660,548	98,666	0.0
Elior Group SA	25,157	666,516	17,453	0.0
Engie SA	132,513	2,250,257	67,014	0.0
Eutelsat Communications SA	8,476	250,913	12,811	0.0
Faurecia	11,990	832,057	220,987	0.0
Ipsen SA	32,112	4,272,608	482,352	0.0
Lagardere SCA	58,649	1,964,765	54,028	0.0
Peugeot SA	422,131	10,048,905	967,942	0.1
Renault SA	14,107	1,386,117	131,750	0.0
Sanofi	34,693	3,453,573	(71,082)	(0.0)
SCOR SE	5,815	243,875	2,232	0.0
SEB SA	1,333	244,634	36,215	0.0
Societe BIC SA	2,242	268,750	(28,492)	(0.0)
Sodexo SA	19,348	2,411,939	(81,803)	(0.0)
Teleperformance	35,309	5,267,697	932,872	0.1
Thales SA	50,608	5,731,376	252,900	0.0
Ubisoft Entertainment SA	6,635	456,658	115,299	0.0

Short Positions

Common Stocks

France
Accor SA	(224,453)	(11,162,833)	(503,843)	(0.0)
Air Liquide SA	(20,447)	(2,726,724)	(52,397)	(0.0)
Airbus SE	(19,747)	(1,879,819)	(234,175)	(0.0)
Bollore SA	(718,882)	(3,594,840)	(505,730)	(0.0)
Bureau Veritas SA	(87,516)	(2,258,558)	(190,701)	(0.0)
Carrefour SA	(125,717)	(2,537,887)	(22,536)	(0.0)
Danone SA	(8,507)	(668,172)	(2,484)	(0.0)
Edenred	(279,615)	(7,601,267)	(205,076)	(0.0)
Electricite de France SA	(500,902)	(6,083,622)	(812,276)	(0.0)
Essilor International SA	(6,551)	(811,915)	66,228	0.0
Groupe Eurotunnel SE (Registered)	(473,166)	(5,705,186)	(287,680)	(0.0)
Iliad SA	(3,497)	(929,515)	(48,955)	(0.0)
Ingenico Group SA	(73,429)	(6,961,330)	443,062	0.0
JCDecaux SA	(66,444)	(2,491,072)	(69,027)	(0.0)
Natixis SA	(207,215)	(1,658,330)	(144,288)	(0.0)
Orpea	(13,265)	(1,572,313)	(157,640)	(0.0)
Remy Cointreau SA	(3,360)	(398,023)	(27,278)	(0.0)
SFR Group SA	(84,690)	(3,454,961)	(515,112)	(0.0)
Vivendi SA	(282,228)	(7,149,912)	(817,409)	(0.0)
Zodiac Aerospace	(20,919)	(604,797)	(19,514)	(0.0)

Luxembourg
Eurofins Scientific SE	(6,611)	(4,182,788)	(802,305)	(0.0)
SES SA	(99,895)	(2,186,895)	341,405	0.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Overnight Index Average (“HONIX”) plus or minus a specified spread (rates range from -1.75% to 0.45%), which is denominated in HKD based on the local currencies of the positions within the swap.	13-49 months maturity 10/16/2018	$37,109,617	$425,393	$174,721	$600,114

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Hong Kong
CK Asset Holdings Ltd.	158,500	$1,317,663	$232,339	0.0
CK Hutchison Holdings Ltd.	40,500	518,736	(4,877)	(0.0)
CLP Holdings Ltd.	63,000	646,797	(16,903)	(0.0)
HKT Trust & HKT Ltd.	302,000	367,014	(26,568)	(0.0)
I-CABLE Communications Ltd.	158,525	5,209	5,204	0.0
Kerry Properties Ltd.	743,000	3,086,092	369,668	0.0
Melco International Development Ltd.	722,000	2,091,552	336,772	0.0
New World Development Co. Ltd.	1,894,817	2,734,074	371,616	0.0
Sino Land Co. Ltd.	810,000	1,428,021	5,716	0.0
SJM Holdings Ltd.	1,137,000	1,044,510	30,259	0.0
Swire Properties Ltd.	82,800	281,198	11,424	0.0
WH Group Ltd.	962,500	1,025,065	187,358	0.0
Wheelock & Co. Ltd.	170,000	1,200,012	(168,807)	(0.0)
Xinyi Glass Holdings Ltd.	1,224,000	1,213,138	108,306	0.0
Yue Yuen Industrial Holdings Ltd.	377,500	1,440,359	(79,216)	(0.0)

Short Positions

Common Stock

Hong Kong
Cathay Pacific Airways Ltd.	(1,145,000)	(1,734,673)	(95,057)	(0.0)
Haitong International Securities Group Ltd.	(3,505,351)	(2,028,388)	37,367	0.0
Hang Lung Properties Ltd.	(116,000)	(276,175)	28,269	0.0
HK Electric Investments & HK Electric Investments Ltd.	(603,000)	(550,276)	(360)	(0.0)
Hong Kong & China Gas Co. Ltd.	(1,084,073)	(2,042,751)	(180,697)	(0.0)
Hysan Development Co. Ltd.	(58,000)	(273,648)	(797)	(0.0)
MTR Corp. Ltd.	(486,953)	(2,851,216)	(114,020)	(0.0)
Swire Pacific Ltd.	(32,000)	(311,537)	6,278	0.0
Techtronic Industries Co. Ltd.	(164,500)	(880,583)	(114,937)	(0.0)
Value Partners Group Ltd.	(2,590,000)	(2,350,063)	126,005	0.0

Macau
MGM China Holdings Ltd.	(1,157,600)	(2,778,192)	(284,093)	(0.0)
Wynn Macau Ltd.	(231,600)	(626,358)	(122,833)	(0.0)

United States
Samsonite International SA	(466,500)	(2,006,320)	(222,020)	(0.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(480,000)	$—	$(480,000)
Investment Companies	1,114,711	—	1,114,711

JPMC
Investment Companies	2,453,826	—	2,453,826

MSIP
Cash	218,687,551	—	218,687,551

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 92.6%
INVESTMENT COMPANIES - 49.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92%(a)(b)	3,992,629	3,992,629
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89%(a)(b)	381,007	381,007
Limited Purpose Cash Investment Fund, 0.97%(a)	8,303,151	8,302,321

TOTAL INVESTMENT COMPANIES (Cost $12,675,957)		12,675,957

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATION - 43.6%
U.S. Treasury Bills 1.03%, 11/16/2017(c)
(Cost $11,276,284)	11,291,000	11,277,418

TOTAL SHORT-TERM INVESTMENTS (Cost $23,952,241)		23,953,375

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 92.6% (Cost $23,952,241)		23,953,375

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%(d)		1,919,528

NET ASSETS - 100.0%		25,872,903

(a)	Represents 7-day effective yield as of September 30, 2017.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

Forward Effective Interest rate swap contracts outstanding as of September 30, 2017:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi-Annually	CRSU	3/11/2020	NZD	55,200,000	$174,274	$(68,821)	$105,453
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	CRSU	3/13/2028	CAD	2,700,000	45,554	(37,923)	7,631
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.50% Annually	CRSU	3/15/2028	SEK	19,600,000	49,738	(25,998)	23,740
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	CRSU	3/15/2028	CHF	1,400,000	30,745	(11,397)	19,348
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	CRSU	3/18/2020	NOK	150,600,000	124,220	(13,580)	110,640
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.00% Semi-Annually	CRSU	3/16/2020	CAD	6,400,000	2,438	2,391	4,829
Receive	3 Month London Interbank Offered Rate Quarterly	1.75% Semi-Annually	CRSU	3/23/2020	USD	44,100,000	(73,286)	178,432	105,146
Receive	3 Month London Interbank Offered Rate Quarterly	2.25% Semi-Annually	CRSU	3/21/2028	USD	700,000	(6,012)	11,890	5,878
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	3.00% Semi-Annually	CRSU	3/09/2028	AUD	7,800,000	(73,745)	112,763	39,018
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	CRSU	3/18/2020	CHF	11,500,000	(1,971)	16,317	14,346
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.75% Semi-Annually	CRSU	3/23/2020	GBP	11,100,000	(35,430)	96,769	61,339
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	CRSU	3/21/2028	GBP	400,000	12,339	(40)	12,299
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	CRSU	3/15/2028	NOK	26,400,000	(29,191)	38,257	9,066

							219,673	299,060	518,733

Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	CRSU	3/12/2020	AUD	69,300,000	(107,454)	(72,400)	(179,854)
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	CRSU	3/21/2028	EUR	5,400,000	40,644	(51,861)	(11,217)
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.25% Semi-Annually	CRSU	3/15/2028	JPY	947,000,000	9,798	(44,890)	(35,092)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	3.50% Semi-Annually	CRSU	3/15/2028	NZD	7,900,000	(180,025)	106,557	(73,468)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	CRSU	3/18/2020	SEK	146,200,000	$(189,230)	$10,280	$(178,950)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	CRSU	3/23/2020	EUR	36,100,000	(81,291)	20,538	(60,753)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.25% Semi-Annually	CRSU	3/18/2020	JPY	8,162,000,000	(337,798)	55,557	(282,241)

							(845,356)	23,781	(821,575)

							$(625,683)	$322,841	$(302,842)

(a)	Value of floating rate indices at September 30, 2017 were as follows:

3 Month Australian Bank-Bill Reference Rate: 1.95%

3 Month Canadian Bankers’ Acceptance Rate: 1.42%

3 Month Stockholm Interbank Offered Rate: (0.47)%

6 Month Euro Interbank Offered Rate: (0.27)%

6 Month London Interbank Offered Rate: 1.51%

6 Month Norwegian Interbank Offered Rate: 0.86%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
BIST 30 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/31/2017	TRY	(38,205)	$870
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	12/14/2017	KRW	1,350,012,500	22,350
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	USD	38,470	42
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	GSIN	12/20/2017	ZAR	(276,021)	144
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2017	USD	(411,726)	3,984
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/27/2017	USD	48,413	1,455
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/27/2017	USD	48,413	1,271
WIG20 Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/15/2017	PLN	(49,340)	264

								30,380

Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2017	USD	142,100	(9,429)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/14/2017	USD	35,525	(1,722)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	17,884,750	(2,082)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	2,751,500	(1,246)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	3,817,100	(3,433)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	2,181,200	(1,293)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
iBovespa Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	10/18/2017	BRL	(1,119,285)	$(26,197)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	76,940	(335)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	GSIN	12/20/2017	CHF	(484,928)	(7,166)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/27/2017	USD	(48,413)	(2,265)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/27/2017	USD	48,413	(1,859)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/27/2017	USD	48,412	(360)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/27/2017	USD	(48,413)	(2,219)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/27/2017	USD	(48,413)	(2,313)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(31,580)	(697)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(31,580)	(758)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	BANA	12/15/2017	CHF	(1,004,410)	(14,154)
Tel Aviv Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	10/25/2017	ILS	(568,416)	(521)

								(78,049)

								$(47,669)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	5	10/2017	EUR	$634,562	$9,816
Hang Seng Index	2	10/2017	HKD	352,233	(1,313)
H-Shares Index	5	10/2017	HKD	349,032	(1,919)
IBEX 35 Index	2	10/2017	EUR	244,204	522
LME Copper Base Metal	2	10/2017	USD	321,959	15,116
LME Copper Base Metal	2	10/2017	USD	321,959	13175
LME Copper Base Metal	4	10/2017	USD	644,808	45,317
MSCI Singapore Index	19	10/2017	SGD	503,907	1,607
Natural Gas	9	10/2017	USD	270,630	(10,466)
NY Harbor ULSD	1	10/2017	USD	76,020	1,498
RBOB Gasoline	2	10/2017	USD	133,644	(976)
WTI Crude Oil	14	10/2017	USD	723,380	39,087
LME Aluminum Base Metal	2	11/2017	USD	104,413	1,336
LME Aluminum Base Metal	2	11/2017	USD	104,413	(152)
Soybean	2	11/2017	USD	96,825	271
100 oz Gold	4	12/2017	USD	513,920	7,793
Corn	12	12/2017	USD	213,150	2,109
DAX Index	4	12/2017	EUR	1,512,596	32,602
EURO STOXX 50 Index	83	12/2017	EUR	3,507,973	75,579
FTSE/MIB Index	6	12/2017	EUR	802,463	17,160
LME Aluminum Base Metal	3	12/2017	USD	157,418	(59)
LME Aluminum Base Metal	6	12/2017	USD	314,925	(1,076)
LME Nickel Base Metal	2	12/2017	USD	125,874	(15,687)
LME Zinc Base Metal	1	12/2017	USD	79,060	757
LME Zinc Base Metal	2	12/2017	USD	158,300	1,183
Long Gilt	11	12/2017	GBP	1,825,990	(40,094)
Silver	3	12/2017	USD	250,140	(5,604)
TOPIX Index	7	12/2017	JPY	1,041,991	50,751
U.S. Treasury 10 Year Note	123	12/2017	USD	15,413,437	(112,236)

					126,097

Short Contracts
BIST 30 Index	(16)	10/2017	TRY	(57,189)	4,653
CAC 40 10 Euro Index	(38)	10/2017	EUR	(2,392,248)	(58,241)
FTSE Bursa Malaysia KLCI Index	(4)	10/2017	MYR	(82,960)	151
LME Copper Base Metal	(4)	10/2017	USD	(644,808)	(45,993)
LME Copper Base Metal	(2)	10/2017	USD	(321,959)	(15,070)
LME Copper Base Metal	(2)	10/2017	USD	(321,959)	(13,332)
MSCI Singapore Index	(3)	10/2017	USD	(115,410)	84
OMXS30 Index	(19)	10/2017	SEK	(381,813)	(14,489)
SGX NIFTY 50 Index	(1)	10/2017	USD	(19,606)	95
LME Aluminum Base Metal	(2)	11/2017	USD	(104,413)	(1,433)
LME Aluminum Base Metal	(2)	11/2017	USD	(104,413)	123
Australia 10 Year Bond	(4)	12/2017	AUD	(398,607)	4,992
Canada 10 Year Bond	(45)	12/2017	CAD	(4,879,583)	93,203
Euro-Bund	(26)	12/2017	EUR	(4,947,741)	27,306
FTSE 100 Index	(34)	12/2017	GBP	(3,339,320)	(20,024)
FTSE/JSE Top 40 Index	(13)	12/2017	ZAR	(481,419)	1,971
Japan 10 Year Bond	(11)	12/2017	JPY	(14,697,622)	80,540
Japan 10 Year Bond Mini	(53)	12/2017	JPY	(7,082,994)	33,784
LME Aluminum Base Metal	(6)	12/2017	USD	(314,880)	(559)
LME Aluminum Base Metal	(6)	12/2017	USD	(314,880)	(1)
LME Zinc Base Metal	(2)	12/2017	USD	(158,210)	(778)
LME Zinc Base Metal	(2)	12/2017	USD	(158,210)	(926)
MEX BOLSA Index	(3)	12/2017	MXN	(83,392)	174

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
S&P 500 E-Mini Index	(13)	12/2017	USD	$(1,635,465)	$(10,864)
SET50 Index	(50)	12/2017	THB	(322,009)	23
Soybean Meal	(1)	12/2017	USD	(31,580)	(896)
Soybean Oil	(7)	12/2017	USD	(137,844)	(578)
SPI 200 Index	(38)	12/2017	AUD	(4,223,680)	21,241
U.S. Treasury 2 Year Note	(101)	12/2017	USD	(21,786,015)	40,069
U.S. Treasury Long Bond	(21)	12/2017	USD	(3,209,063)	43,347

					168,572

					$294,669

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	207,200	USD	64,332	CITI**	12/20/2017	$395
BRL	310,800	USD	96,498	JPMC**	12/20/2017	593
CAD	1,515,675	USD	1,211,130	CITI	12/20/2017	4,215
CAD	2,273,513	USD	1,816,697	JPMC	12/20/2017	6,319
CHF	50,000	USD	51,663	CITI	12/20/2017	253
CZK	2,455,791	USD	111,911	CITI	12/20/2017	397
CZK	3,683,687	USD	167,866	JPMC	12/20/2017	595
EUR	2,596,400	USD	3,080,389	CITI	12/20/2017	2,057
EUR	3,894,600	USD	4,620,589	JPMC	12/20/2017	3,081
GBP	578,800	USD	766,531	CITI	12/20/2017	10,978
GBP	868,200	USD	1,149,798	JPMC	12/20/2017	16,465
HKD	3,293,600	USD	422,182	CITI	12/20/2017	293
HKD	4,085,400	USD	523,614	JPMC	12/20/2017	427
MXN	108,400	USD	5,868	CITI	12/20/2017	10
MXN	162,600	USD	8,801	JPMC	12/20/2017	15
NZD	68,800	USD	49,463	CITI	12/20/2017	154
NZD	103,200	USD	74,195	JPMC	12/20/2017	231
PHP	2,280,000	USD	44,449	CITI**	12/20/2017	107
PHP	3,420,000	USD	66,674	JPMC**	12/20/2017	160
PLN	101,200	USD	27,611	CITI	12/20/2017	128
PLN	151,800	USD	41,417	JPMC	12/20/2017	193
RUB	4,760,000	USD	79,305	CITI**	12/20/2017	2,064
RUB	7,140,000	USD	118,958	JPMC**	12/20/2017	3,095
USD	105,251	AUD	132,000	CITI	12/20/2017	1,806
USD	157,876	AUD	198,000	JPMC	12/20/2017	2,709
USD	537,069	BRL	1,710,800	CITI**	12/20/2017	2,635
USD	805,603	BRL	2,566,200	JPMC**	12/20/2017	3,950
USD	78,806	CAD	97,600	CITI	12/20/2017	546
USD	118,210	CAD	146,400	JPMC	12/20/2017	819
USD	1,998,110	CHF	1,906,800	CITI	12/20/2017	18,243
USD	2,997,162	CHF	2,860,200	JPMC	12/20/2017	27,360
USD	10,343	CNY	68,400	CITI**	12/20/2017	101
USD	15,515	CNY	102,600	JPMC**	12/20/2017	152
USD	1,423,022	EUR	1,184,400	CITI	12/20/2017	16,902
USD	2,134,531	EUR	1,776,600	JPMC	12/20/2017	25,351
USD	50,419	HKD	392,800	CITI	12/20/2017	34
USD	75,628	HKD	589,200	JPMC	12/20/2017	50
USD	138,808	IDR	1,876,000,000	CITI**	12/20/2017	629
USD	208,212	IDR	2,814,000,000	JPMC**	12/20/2017	944
USD	162,430	INR	10,602,400	CITI**	12/20/2017	1,710

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	243,645	INR	15,903,600	JPMC**	12/20/2017	$2,565
USD	1,361,986	JPY	150,334,000	CITI	12/20/2017	20,664
USD	2,042,976	JPY	225,501,000	JPMC	12/20/2017	30,994
USD	435,803	KRW	489,474,400	CITI**	12/20/2017	8,011
USD	653,704	KRW	734,211,600	JPMC**	12/20/2017	12,017
USD	205,446	MXN	3,710,000	CITI	12/20/2017	4,280
USD	308,169	MXN	5,565,000	JPMC	12/20/2017	6,419
USD	1,498,460	NZD	2,056,800	CITI	12/20/2017	15,123
USD	2,247,688	NZD	3,085,200	JPMC	12/20/2017	22,682
USD	121,160	SEK	964,400	CITI	12/20/2017	2,193
USD	181,740	SEK	1,446,600	JPMC	12/20/2017	3,289
USD	67,390	SGD	90,400	CITI	12/20/2017	686
USD	101,084	SGD	135,600	JPMC	12/20/2017	1,029
USD	64,620	TRY	232,400	CITI	12/20/2017	882
USD	96,929	TRY	348,600	JPMC	12/20/2017	1,323
USD	47,798	TWD	1,440,000	CITI**	12/20/2017	221
USD	71,697	TWD	2,160,000	JPMC**	12/20/2017	331
USD	273,682	ZAR	3,650,800	CITI	12/20/2017	7,439
USD	410,523	ZAR	5,476,200	JPMC	12/20/2017	11,158

Total unrealized appreciation						307,472

AUD	1,082,800	USD	858,947	CITI	12/20/2017	(10,387)
AUD	1,624,200	USD	1,288,422	JPMC	12/20/2017	(15,582)
BRL	727,200	USD	230,039	CITI**	12/20/2017	(2,869)
BRL	1,090,800	USD	345,058	JPMC**	12/20/2017	(4,305)
CAD	1,587,125	USD	1,294,166	CITI	12/20/2017	(21,531)
CAD	2,380,687	USD	1,941,251	JPMC	12/20/2017	(32,297)
CHF	332,400	USD	348,027	CITI	12/20/2017	(2,890)
CHF	498,600	USD	522,042	JPMC	12/20/2017	(4,335)
CLP	198,000,000	USD	315,577	CITI**	12/20/2017	(6,781)
CLP	297,000,000	USD	473,366	JPMC**	12/20/2017	(10,171)
CNY	258,800	USD	39,208	CITI**	12/20/2017	(456)
CNY	388,200	USD	58,812	JPMC**	12/20/2017	(684)
CZK	3,744,209	USD	172,598	CITI	12/20/2017	(1,368)
CZK	5,616,313	USD	258,898	JPMC	12/20/2017	(2,053)
EUR	52,800	USD	63,481	CITI	12/20/2017	(796)
EUR	79,200	USD	95,221	JPMC	12/20/2017	(1,195)
GBP	1,876,400	USD	2,544,182	CITI	12/20/2017	(23,591)
GBP	2,814,600	USD	3,816,277	JPMC	12/20/2017	(35,391)
HKD	13,200	USD	1,695	CITI	12/20/2017	(1)
HKD	19,800	USD	2,542	JPMC	12/20/2017	(2)
HUF	86,904,400	USD	340,485	CITI	12/20/2017	(9,653)
HUF	130,356,600	USD	510,729	JPMC	12/20/2017	(14,480)
JPY	206,799,600	USD	1,905,453	CITI	12/20/2017	(60,330)
JPY	310,199,400	USD	2,858,183	JPMC	12/20/2017	(90,498)
KRW	30,132,400	USD	26,671	CITI**	12/20/2017	(336)
KRW	45,198,600	USD	40,006	JPMC**	12/20/2017	(504)
MXN	9,654,000	USD	533,758	CITI	12/20/2017	(10,292)
MXN	14,481,000	USD	800,638	JPMC	12/20/2017	(15,440)
NOK	6,516,000	USD	828,126	CITI	12/20/2017	(8,496)
NOK	9,774,000	USD	1,242,190	JPMC	12/20/2017	(12,745)
NZD	72,000	USD	52,073	CITI	12/20/2017	(148)
NZD	108,000	USD	78,110	JPMC	12/20/2017	(222)
PHP	2,120,000	USD	41,552	CITI**	12/20/2017	(123)
PHP	3,180,000	USD	62,328	JPMC**	12/20/2017	(184)
PLN	1,184,000	USD	329,109	CITI	12/20/2017	(4,568)
PLN	1,776,000	USD	493,664	JPMC	12/20/2017	(6,854)
RUB	360,000	USD	6,181	CITI**	12/20/2017	(27)
RUB	540,000	USD	9,271	JPMC**	12/20/2017	(40)
SEK	868,000	USD	110,130	CITI	12/20/2017	(3,055)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
SEK	1,302,000	USD	165,196	JPMC	12/20/2017	$(4,582)
SGD	70,000	USD	51,718	CITI	12/20/2017	(67)
SGD	105,000	USD	77,577	JPMC	12/20/2017	(101)
TRY	1,409,600	USD	394,406	CITI	12/20/2017	(7,812)
TRY	2,114,400	USD	591,610	JPMC	12/20/2017	(11,718)
TWD	3,320,000	USD	110,244	CITI**	12/20/2017	(552)
TWD	4,980,000	USD	165,367	JPMC**	12/20/2017	(829)
USD	30,964	AUD	39,600	CITI	12/20/2017	(69)
USD	46,446	AUD	59,400	JPMC	12/20/2017	(104)
USD	30,815	BRL	99,200	CITI**	12/20/2017	(174)
USD	46,223	BRL	148,800	JPMC**	12/20/2017	(260)
USD	414	CHF	400	CITI	12/20/2017	(1)
USD	622	CHF	600	JPMC	12/20/2017	(1)
USD	361,758	CNY	2,424,400	CITI**	12/20/2017	(1,266)
USD	542,636	CNY	3,636,600	JPMC**	12/20/2017	(1,900)
USD	99,279	COP	296,000,000	CITI**	12/20/2017	(625)
USD	148,918	COP	444,000,000	JPMC**	12/20/2017	(937)
USD	10,444	EUR	8,800	CITI	12/20/2017	(3)
USD	15,666	EUR	13,200	JPMC	12/20/2017	(5)
USD	2,571,610	GBP	1,995,200	CITI	12/20/2017	(108,566)
USD	3,857,410	GBP	2,992,800	JPMC	12/20/2017	(162,854)
USD	3,434	HKD	26,800	CITI	12/20/2017	(4)
USD	5,151	HKD	40,200	JPMC	12/20/2017	(5)
USD	29,587	HUF	7,783,200	CITI	12/20/2017	(43)
USD	44,380	HUF	11,674,800	JPMC	12/20/2017	(64)
USD	153,146	ILS	548,000	CITI	12/20/2017	(2,332)
USD	229,718	ILS	822,000	JPMC	12/20/2017	(3,498)
USD	128,150	INR	8,480,000	CITI**	12/20/2017	(399)
USD	192,224	INR	12,720,000	JPMC**	12/20/2017	(598)
USD	190,631	JPY	21,446,400	CITI	12/20/2017	(719)
USD	285,947	JPY	32,169,600	JPMC	12/20/2017	(1,079)
USD	24,206	KRW	27,742,800	CITI**	12/20/2017	(40)
USD	36,309	KRW	41,614,200	JPMC**	12/20/2017	(61)
USD	1,190,937	NZD	1,658,000	CITI	12/20/2017	(4,791)
USD	1,786,403	NZD	2,487,000	JPMC	12/20/2017	(7,189)
USD	170,491	PHP	8,840,000	CITI**	12/20/2017	(2,260)
USD	255,736	PHP	13,260,000	JPMC**	12/20/2017	(3,390)
USD	43,823	TRY	160,400	CITI	12/20/2017	(168)
USD	65,735	TRY	240,600	JPMC	12/20/2017	(252)
USD	35,571	TWD	1,080,000	CITI**	12/20/2017	(113)
USD	53,356	TWD	1,620,000	JPMC**	12/20/2017	(168)
USD	38,906	ZAR	535,600	CITI	12/20/2017	(154)
USD	58,359	ZAR	803,400	JPMC	12/20/2017	(231)
ZAR	1,260,000	USD	95,174	CITI	12/20/2017	(3,285)
ZAR	1,890,000	USD	142,761	JPMC	12/20/2017	(4,928)

Total unrealized depreciation						(752,877)

Net unrealized depreciation						$(445,405)

**    Non-deliverable forward.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thailand Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR GLOBAL MACRO FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,033,671	$1,033,671

CITI
Investment Companies	341,557	—	341,557

CRSU
Cash	—	1,163,692	1,163,692

GSCO
Cash	—	94,968	94,968

GSIN
Investment Companies	381,007	—	381,007

JPMC
Investment Companies	700,000	—	700,000

JPMS
Cash	—	11,649	11,649

MSCL
Cash	—	78,950	78,950

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2017 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$60,361	$—	$60,361

JPPC
Cash	—	45,281	45,281

MSCL
Cash	—	90,564	90,564

See notes to Consolidated Schedule of Investments.

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 116.8%
COMMON STOCKS - 27.4%

Belgium - 1.5%
Ageas (a)	387,196	18,211,265
bpost SA (a)	203,098	6,040,319
Colruyt SA	15,938	816,632
KBC Group NV (a)	75,742	6,425,946
Proximus SADP (a)	195,145	6,727,409
Solvay SA (a)	120,605	18,030,275
UCB SA (a)	125,657	8,955,350
Umicore SA (a)	111,067	9,194,759

		74,401,955

Canada - 3.3%
Air Canada (1)*(a)	961,384	20,217,765
Alimentation Couche-Tard, Inc., Class B (1)(a)	154,932	7,065,222
Atco Ltd., Class I (1)(a)	64,469	2,366,404
Bank of Montreal (1)(a)	42,065	3,183,489
Bank of Nova Scotia (The) (1)(a)	66,811	4,294,324
CAE, Inc. (1)	47,851	837,177
Canadian Imperial Bank of Commerce (1)(a)	87,361	7,643,519
Canadian Tire Corp. Ltd., Class A (1)(a)	67,667	8,424,277
CCL Industries, Inc., Class B (1)	25,573	1,237,506
CGI Group, Inc., Class A (1)*(a)	43,533	2,257,331
Constellation Software, Inc. (1)	2,575	1,404,853
Dollarama, Inc. (1)(a)	170,312	18,635,702
Empire Co. Ltd., Class A (1)	74,496	1,318,270
Encana Corp. (1)(a)	829,644	9,767,558
George Weston Ltd. (1)(a)	33,038	2,876,841
Husky Energy, Inc. (1)*	72,729	910,460
Industrial Alliance Insurance & Financial Services, Inc. (1)	19,504	883,171
Linamar Corp. (1)(a)	130,282	7,950,047
Lundin Mining Corp. (1)	248,351	1,703,774
Magna International, Inc. (1)(a)	417,452	22,278,604
Manulife Financial Corp. (1)	46,179	936,719
Metro, Inc. (1)	22,469	772,707
National Bank of Canada (1)(a)	210,787	10,144,468
Peyto Exploration & Development Corp. (1)	51,574	843,205
Quebecor, Inc., Class B (1)	20,484	769,781
Royal Bank of Canada (1)(a)	113,523	8,783,418
Saputo, Inc. (1)(a)	142,663	4,938,181
Shaw Communications, Inc., Class B (1)	43,129	992,719
Suncor Energy, Inc. (1)(a)	74,745	2,619,594
Toronto-Dominion Bank (The) (1)(a)	126,443	7,118,911
Tourmaline Oil Corp. (1)*	35,425	720,282
West Fraser Timber Co. Ltd. (1)(a)	93,844	5,415,162

		169,311,441

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd. (a)	7,326,000	7,743,854

INVESTMENTS	SHARES	VALUE ($)
Denmark - 1.8%
Carlsberg A/S, Class B	7,093	778,343
Danske Bank A/S (a)	213,764	8,566,291
GN Store Nord A/S (a)	212,593	7,298,222
H Lundbeck A/S (a)	203,910	11,788,462
ISS A/S (a)	126,309	5,092,298
TDC A/S (a)	2,028,413	11,895,759
Vestas Wind Systems A/S (a)	499,670	44,913,230
William Demant Holding A/S *	26,508	700,835

		91,033,440

Finland - 1.1%
Cargotec OYJ, Class B (a)	53,959	3,393,376
Huhtamaki OYJ	20,376	822,921
Kesko OYJ, Class B (a)	72,042	3,864,863
Neste OYJ (a)	437,154	19,105,582
Orion OYJ, Class B (a)	152,960	7,102,266
Stora Enso OYJ, Class R (a)	123,760	1,750,605
UPM-Kymmene OYJ (a)	684,644	18,575,151

		54,614,764

Germany - 4.7%
Allianz SE (Registered) (a)	72,740	16,336,445
Aurubis AG (a)	113,906	9,235,033
Beiersdorf AG (a)	44,391	4,779,392
Covestro AG (a)(b)	362,253	31,172,123
Deutsche Lufthansa AG (Registered) (a)	768,632	21,374,799
Deutsche Post AG (Registered) (a)	101,889	4,541,632
Evonik Industries AG (a)	110,322	3,944,293
Freenet AG (a)	149,475	5,002,425
Hannover Rueck SE	5,390	650,076
Hella KGaA Hueck & Co.	12,499	736,965
HOCHTIEF AG (a)	56,597	9,559,402
Infineon Technologies AG (a)	481,307	12,134,907
MTU Aero Engines AG (a)	33,977	5,425,874
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	108,846	23,295,876
OSRAM Licht AG (a)	94,204	7,524,020
Rheinmetall AG (a)	117,551	13,257,963
RWE AG *(a)	494,414	11,247,895
Salzgitter AG (a)	163,689	7,435,434
SAP SE (a)	79,906	8,761,314
Siemens AG (Registered) (a)	40,420	5,703,642
Software AG (a)	171,319	8,370,454
Suedzucker AG (a)	414,382	8,911,962
Talanx AG (a)	130,646	5,285,845
Uniper SE (a)	643,217	17,652,898

		242,340,669

Italy - 3.5%
A2A SpA (a)	6,943,183	11,945,903
Assicurazioni Generali SpA (a)	902,327	16,829,567
Atlantia SpA (a)	161,574	5,105,360
Davide Campari-Milano SpA (a)	307,274	2,232,099
Enel SpA (a)	5,942,639	35,800,312
GEDI Gruppo Editoriale SpA *	88,076	78,084
Hera SpA (a)	1,342,975	4,223,646
Intesa Sanpaolo SpA (a)	10,658,928	37,735,915
Italgas SpA	130,069	730,590

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Italy - 3.5% (continued)
Leonardo SpA (a)	736,930	13,817,535
Mediobanca SpA (a)	412,104	4,428,645
Moncler SpA (a)	467,407	13,505,045
Poste Italiane SpA (a)(b)	482,720	3,556,079
Prysmian SpA (a)	221,567	7,486,161
Recordati SpA (a)	241,818	11,159,112
Terna Rete Elettrica Nazionale SpA (a)	378,439	2,211,242
Unipol Gruppo Finanziario SpA (a)	1,405,656	6,449,214

		177,294,509

Malta - 0.1%
Kindred Group plc, SDR (a)	317,109	3,649,208

Netherlands - 2.0%
Aalberts Industries NV	14,113	682,193
ABN AMRO Group NV, CVA (a)(b)	397,402	11,899,896
ASM International NV (a)	146,458	9,261,794
ASR Nederland NV	30,962	1,238,155
Axfood AB	38,022	652,732
Koninklijke DSM NV (a)	116,079	9,502,933
Koninklijke Philips NV (a)	479,242	19,773,513
NN Group NV (a)	657,845	27,548,155
Philips Lighting NV (a)(b)	173,099	6,987,512
Randstad Holding NV (a)	142,806	8,825,937
Wolters Kluwer NV (a)	147,190	6,802,394

		103,175,214

Norway - 0.5%
DNB ASA (a)	221,536	4,472,828
Leroy Seafood Group ASA (a)	670,297	4,293,124
Marine Harvest ASA *(a)	812,752	16,074,625
Telenor ASA	47,729	1,011,118

		25,851,695

Portugal - 0.2%
EDP - Energias de Portugal SA (a)	1,005,469	3,791,319
Galp Energia SGPS SA (a)	374,967	6,649,345

		10,440,664

Singapore - 0.3%
Genting Singapore plc (a)	13,255,000	11,461,771
SATS Ltd.	274,300	933,561
Singapore Airlines Ltd.	118,900	881,662
StarHub Ltd.	397,200	762,636

		14,039,630

Spain - 2.1%
ACS Actividades de Construccion y Servicios SA (a)	161,918	6,006,770
Aena SME SA (a)(b)	39,979	7,225,297
Amadeus IT Group SA (a)	95,136	6,187,526
Banco Bilbao Vizcaya Argentaria SA (a)	538,357	4,813,125
Banco de Sabadell SA	448,959	938,569
Banco Santander SA (a)	1,346,976	9,421,893
Endesa SA (a)	620,949	14,011,736
Gas Natural SDG SA (a)	118,446	2,623,880
Iberdrola SA (a)	1,111,420	8,641,994
Mapfre SA (a)	2,535,370	8,261,718
Mediaset Espana Comunicacion SA	57,668	651,695
Melia Hotels International SA (a)	174,759	2,527,718

INVESTMENTS	SHARES	VALUE ($)
Spain - 2.1% (continued)
Repsol SA (a)	1,922,739	35,482,941

		106,794,862

Sweden - 1.9%
BillerudKorsnas AB (a)	307,084	5,208,762
Boliden AB (a)	724,360	24,569,827
Electrolux AB, Series B (a)	285,495	9,717,051
Essity AB, Class B *(a)	410,759	11,198,951
Husqvarna AB, Class B (a)	403,050	4,150,636
NCC AB, Class B (a)	261,537	6,208,412
Nibe Industrier AB, Class B	77,525	781,528
Saab AB, Class B (a)	112,572	5,721,937
Skandinaviska Enskilda Banken AB, Class A (a)	323,484	4,267,788
Skanska AB, Class B	57,355	1,330,014
SSAB AB, Class A *	345,532	1,668,729
Svenska Cellulosa AB SCA, Class B (a)	672,591	5,701,252
Swedish Match AB (a)	124,081	4,357,900
Tele2 AB, Class B (a)	192,813	2,209,467
Telia Co. AB (a)	531,996	2,508,595
Volvo AB, Class B (a)	377,999	7,298,420

		96,899,269

Switzerland - 3.6%
ABB Ltd. (Registered) (a)	462,693	11,441,469
Adecco Group AG (Registered) *(a)	324,888	25,310,245
Baloise Holding AG (Registered) (a)	21,577	3,416,785
dormakaba Holding AG *(a)	1,991	2,031,124
Flughafen Zurich AG (Registered) (a)	9,759	2,208,605
Geberit AG (Registered) (a)	8,570	4,057,174
Georg Fischer AG (Registered) (a)	5,756	7,103,484
Lonza Group AG (Registered) *(a)	61,556	16,174,735
Partners Group Holding AG (a)	8,257	5,605,661
Roche Holding AG (a)	55,682	14,233,441
Sika AG (a)	2,039	15,181,761
Sonova Holding AG (Registered)	7,828	1,328,694
STMicroelectronics NV (a)	590,641	11,452,643
Straumann Holding AG (Registered) (a)	10,450	6,720,543
Swiss Life Holding AG (Registered) *(a)	23,135	8,156,060
Swiss Re AG (a)	214,502	19,443,402
Temenos Group AG (Registered) *(a)	175,684	17,944,231
Zurich Insurance Group AG (a)	46,265	14,137,634

		185,947,691

United Kingdom - 0.7%
Dialog Semiconductor plc *(a)	177,803	7,868,835
Fiat Chrysler Automobiles NV *(a)	1,478,298	26,493,152

		34,361,987

TOTAL COMMON STOCKS (Cost $1,155,630,141)		1,397,900,852

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 89.4%

INVESTMENT COMPANIES - 52.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (c)	6,741,911	6,741,911
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (c)	26,967,646	26,967,646
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (c)(d)	45,871,402	45,871,402
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (c)(d)	675,950,048	675,950,048
Limited Purpose Cash Investment Fund, 0.97% (c)(e)	1,890,572,315	1,890,383,258
UBS Select Treasury Preferred Fund, Class I, 0.87% (c)	33,709,557	33,709,557

TOTAL INVESTMENT COMPANIES (Cost $2,679,623,822)		2,679,623,822

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 36.9%
U.S. Treasury Bills 0.91%, 10/5/2017 (f)	17,531,000	17,529,939
0.95%, 10/12/2017 (f)	20,603,000	20,597,710
0.95%, 10/19/2017 (f)	48,450,000	48,428,980
0.96%, 10/26/2017 (f)	118,023,000	117,949,334
0.98%, 11/2/2017 (f)	56,705,000	56,658,141
1.02%, 11/9/2017 (f)	40,189,000	40,148,288
1.03%, 11/16/2017 (f)	56,534,000	56,465,998
1.06%, 11/24/2017 (f)	38,357,000	38,300,858
1.06%, 11/30/2017 (f)	68,485,000	68,373,972
1.07%, 12/7/2017 (f)	60,589,000	60,479,587
1.11%, 12/14/2017 (f)	122,335,000	122,097,474
1.13%, 12/21/2017 (f)	46,208,000	46,106,086
1.12%, 12/28/2017 (f)	91,956,000	91,723,217
1.14%, 1/4/2018 (f)	130,227,000	129,875,809
1.13%, 1/11/2018 (f)	54,146,000	53,992,191
1.10%, 1/18/2018 (f)	111,518,000	111,180,101
1.14%, 1/25/2018 (f)	46,455,000	46,299,924
1.14%, 2/1/2018 (f)	14,847,000	14,793,415
1.15%, 2/8/2018 (f)	114,402,000	113,959,264
0.12%, 2/15/2018 (f)	57,857,000	57,620,943
1.12%, 2/22/2018 (f)	173,249,000	172,495,440
1.12%, 3/1/2018 (f)	13,662,000	13,598,102
1.12%, 3/8/2018 (f)	139,007,000	138,315,146
1.15%, 3/15/2018 (f)	72,635,000	72,251,578
1.19%, 3/22/2018 (f)	68,680,000	68,301,981
1.18%, 3/29/2018 (f)	109,745,000	109,104,699

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,886,379,863)		1,886,648,177

TOTAL SHORT-TERM INVESTMENTS (Cost $4,566,003,685)		4,566,271,999

TOTAL LONG POSITIONS (Cost $5,721,633,826)		5,964,172,851

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (23.5)%
COMMON STOCKS - (23.5)%

Austria - (0.3)%
ams AG *	(223,687)	(16,241,820)

Belgium - (1.4)%
Anheuser-Busch InBev SA/NV	(563,640)	(67,375,964)
Telenet Group Holding NV *	(86,268)	(5,710,352)

		(73,086,316)

Canada - (2.7)%
Agnico Eagle Mines Ltd. (1)	(26,170)	(1,182,710)
AltaGas Ltd. (1)	(218,993)	(5,044,167)
Barrick Gold Corp. (1)	(196,134)	(3,156,378)
BlackBerry Ltd. (1)*	(134,964)	(1,508,914)
Bombardier, Inc., Class B (1)*	(1,219,383)	(2,208,620)
Cameco Corp. (1)	(748,866)	(7,232,086)
Canadian Utilities Ltd., Class A (1)	(20,380)	(632,919)
Cenovus Energy, Inc. (1)	(297,330)	(2,981,045)
Eldorado Gold Corp. (1)	(863,392)	(1,895,968)
Element Fleet Management Corp. (1)	(273,056)	(2,024,258)
Enbridge Income Fund Holdings, Inc. (1)	(45,700)	(1,177,157)
Enbridge, Inc. (1)	(349,348)	(14,592,681)
Fairfax Financial Holdings Ltd. (1)	(24,137)	(12,560,912)
Franco-Nevada Corp. (1)	(118,860)	(9,207,780)
Gildan Activewear, Inc. (1)	(166,296)	(5,196,458)
Goldcorp, Inc. (1)	(615,232)	(7,987,785)
IGM Financial, Inc. (1)	(20,603)	(692,518)
Imperial Oil Ltd. (1)	(242,236)	(7,738,351)
Inter Pipeline Ltd. (1)	(131,411)	(2,722,480)
Keyera Corp. (1)	(110,038)	(3,363,534)
Kinross Gold Corp. (1)*	(306,359)	(1,298,849)
Pembina Pipeline Corp. (1)	(31,801)	(1,115,807)
Potash Corp. of Saskatchewan, Inc. (1)	(156,751)	(3,017,559)
Power Financial Corp. (1)	(23,738)	(658,443)
PrairieSky Royalty Ltd. (1)	(44,334)	(1,134,510)
Restaurant Brands International, Inc. (1)	(34,446)	(2,200,790)
Shopify, Inc., Class A (1)*	(9,757)	(1,134,791)
SNC-Lavalin Group, Inc. (1)	(15,622)	(706,010)
TransCanada Corp. (1)	(407,794)	(20,155,204)
Wheaton Precious Metals Corp. (1)	(486,675)	(9,283,001)
Whitecap Resources, Inc. (1)	(88,495)	(687,960)
WSP Global, Inc. (1)	(63,141)	(2,626,848)
Yamana Gold, Inc. (1)	(1,025,675)	(2,712,665)

		(139,839,158)

Denmark - (1.6)%
AP Moller - Maersk A/S, Class B	(1,547)	(2,945,585)
Chr Hansen Holding A/S	(138,378)	(11,878,718)
Coloplast A/S, Class B	(101,533)	(8,255,247)
DONG Energy A/S (b)	(16,980)	(973,333)
DSV A/S	(46,474)	(3,520,685)
Genmab A/S *	(23,674)	(5,235,381)
Novozymes A/S, Class B	(382,690)	(19,657,883)
Pandora A/S	(310,070)	(30,657,322)
Tryg A/S	(114)	(2,636)

		(83,126,790)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Finland - (0.4)%
Amer Sports OYJ *	(286,664)	(7,610,424)
Kone OYJ, Class B	(91,717)	(4,861,854)
Nokia OYJ	(745,866)	(4,481,538)
Outokumpu OYJ	(364,454)	(3,791,663)

		(20,745,479)

Germany - (3.8)%
Axel Springer SE	(80,717)	(5,191,479)
Bilfinger SE	(96,516)	(4,047,594)
Deutsche Bank AG (Registered)	(1,272,798)	(22,033,079)
Duerr AG	(34,261)	(4,587,742)
E.ON SE	(2,865,800)	(32,487,966)
Fielmann AG	(56,733)	(4,919,411)
GEA Group AG	(469,224)	(21,360,724)
HeidelbergCement AG	(17,114)	(1,761,195)
KION Group AG	(9,762)	(935,153)
Krones AG	(7,702)	(1,071,337)
MAN SE	(8,533)	(963,242)
ProSiebenSat.1 Media SE	(217,925)	(7,436,672)
Sartorius AG (Preference)	(65,763)	(6,292,797)
Symrise AG	(177,506)	(13,494,911)
Telefonica Deutschland Holding AG	(1,102,375)	(6,194,954)
thyssenkrupp AG	(670,079)	(19,901,251)
United Internet AG (Registered)	(152,892)	(9,530,201)
Volkswagen AG (Preference)	(32,721)	(5,341,865)
Wirecard AG	(28,540)	(2,614,523)
Zalando SE *(b)	(420,439)	(21,102,960)

		(191,269,056)

Hong Kong - 0.0% (g)
Hutchison Port Holdings Trust, Class U	(2,834,100)	(1,190,322)

Italy - (2.4)%
Azimut Holding SpA	(413,416)	(8,957,182)
Banca Generali SpA	(94,814)	(3,293,074)
Banco BPM SpA *	(2,212,839)	(9,203,717)
BPER Banca	(1,298,947)	(7,783,197)
Brembo SpA	(272,600)	(4,614,366)
Buzzi Unicem SpA	(227,421)	(6,145,667)
Ferrari NV	(20,736)	(2,294,404)
FinecoBank Banca Fineco SpA	(326,090)	(2,895,202)
Mediaset SpA *	(1,760,738)	(6,099,525)
Saipem SpA *	(3,629,268)	(15,673,700)
Salvatore Ferragamo SpA	(292,924)	(8,234,545)
Snam SpA	(835,052)	(4,024,159)
UniCredit SpA *	(887,355)	(18,935,881)
Unione di Banche Italiane SpA	(1,714,347)	(8,909,277)
UnipolSai Assicurazioni SpA	(282,538)	(660,672)
Yoox Net-A-Porter Group SpA *	(352,246)	(13,825,251)

		(121,549,819)

Luxembourg - (1.0)%
Aperam SA	(33,635)	(1,762,653)
ArcelorMittal *	(325,658)	(8,400,769)
Millicom International Cellular SA, SDR	(83,557)	(5,519,716)
Tenaris SA	(2,457,605)	(34,836,532)

		(50,519,670)

INVESTMENTS	SHARES	VALUE ($)
Netherlands - (1.5)%
Aegon NV	(7,002)	(40,815)
Altice NV, Class A *	(1,833,949)	(36,744,818)
Boskalis Westminster	(147,477)	(5,154,936)
Heineken NV	(12,804)	(1,266,988)
Koninklijke KPN NV	(1,687,950)	(5,792,681)
Koninklijke Vopak NV	(194,301)	(8,520,866)
OCI NV *	(252,054)	(5,904,397)
SBM Offshore NV	(592,286)	(10,739,966)

		(74,165,467)

Norway - (0.5)%
Gjensidige Forsikring ASA	(53,303)	(928,494)
Schibsted ASA, Class A	(238,404)	(6,146,017)
Statoil ASA	(559,116)	(11,240,741)
Yara International ASA	(136,520)	(6,121,675)

		(24,436,927)

Portugal - (0.2)%
Banco Comercial Portugues SA, Class R *	(29,095,296)	(8,442,222)
Jeronimo Martins SGPS SA	(37,905)	(748,206)

		(9,190,428)

Singapore - (0.4)%
CapitaLand Ltd.	(1,037,600)	(2,745,367)
ComfortDelGro Corp. Ltd.	(400,700)	(615,738)
Global Logistic Properties Ltd.	(2,504,500)	(6,102,302)
Keppel Corp. Ltd.	(1,385,100)	(6,649,934)
Singapore Post Ltd.	(2,709,100)	(2,499,049)
Singapore Press Holdings Ltd.	(444,300)	(892,857)
Singapore Telecommunications Ltd.	(398,700)	(1,083,837)

		(20,589,084)

Spain - (2.1)%
Acerinox SA	(276,691)	(3,994,608)
Atresmedia Corp. de Medios de Comunicacion SA	(73,080)	(768,850)
Bankia SA	(4,620,739)	(22,307,989)
Cellnex Telecom SA (b)	(824,670)	(18,879,008)
Enagas SA	(188,900)	(5,322,791)
Ferrovial SA	(782,736)	(17,246,676)
Grifols SA	(246,587)	(7,196,188)
Industria de Diseno Textil SA	(825,018)	(31,103,359)

		(106,819,469)

Sweden - (1.9)%
Alfa Laval AB	(39,935)	(976,804)
Assa Abloy AB, Class B	(131,347)	(3,007,242)
Atlas Copco AB, Class A	(224,955)	(9,543,119)
Elekta AB, Class B	(434,133)	(4,494,053)
Getinge AB, Class B	(199,808)	(3,751,199)
Hennes & Mauritz AB, Class B	(975,720)	(25,345,542)
Hexagon AB, Class B	(197,965)	(9,820,662)
Hexpol AB	(327,425)	(3,448,862)
Svenska Handelsbanken AB, Class A	(964,348)	(14,569,662)
Swedish Orphan Biovitrum AB *	(90,389)	(1,392,134)
Telefonaktiebolaget LM Ericsson, Class B	(3,577,541)	(20,624,843)

		(96,974,122)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - (2.6)%
Aryzta AG *	(389,253)	(11,956,245)
Barry Callebaut AG (Registered) *	(646)	(988,974)
Chocoladefabriken Lindt & Spruengli AG	(2,427)	(13,844,352)
Credit Suisse Group AG (Registered) *	(3,085,862)	(48,894,238)
DKSH Holding AG	(8,675)	(737,167)
Dufry AG (Registered) *	(7,479)	(1,188,815)
GAM Holding AG *	(268,236)	(4,158,192)
Givaudan SA (Registered)	(3,008)	(6,548,381)
OC Oerlikon Corp. AG (Registered) *	(401,787)	(6,190,758)
Swatch Group AG (The)	(30,962)	(12,902,380)
UBS Group AG (Registered) *	(141,462)	(2,419,988)
Vifor Pharma AG	(206,883)	(24,401,144)

		(134,230,634)

United Kingdom - (0.1)%
CNH Industrial NV	(103,429)	(1,241,700)
Subsea 7 SA	(143,604)	(2,363,156)

		(3,604,856)

United States - (0.4)%
QIAGEN NV *	(267,430)	(8,453,460)
Valeant Pharmaceuticals International, Inc. (1) *	(640,466)	(9,177,746)

		(17,631,206)

Zambia - (0.2)%
First Quantum Minerals Ltd. (1)	(1,087,770)	(12,213,711)

TOTAL COMMON STOCKS (Proceeds $ (1,117,341,492))		(1,197,424,334)

TOTAL SHORT POSITIONS (Proceeds $ (1,117,341,492))		(1,197,424,334)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 93.3% (Cost $4,604,292,334)		4,766,748,517

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7% (h)		338,511,622

NET ASSETS - 100.0%		5,105,260,139

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(113,506,005)	(2.2)%
Consumer Staples	(15,547,633)	(0.3)
Energy	(84,567,922)	(1.7)
Financials	114,009,200	2.2
Health Care	26,585,824	0.5
Industrials	183,078,908	3.6
Information Technology	19,686,595	0.4
Materials	5,784,404	0.1
Real Estate	(8,847,670)	(0.2)
Telecommunication Services	(7,352,785)	(0.1)
Utilities	81,153,602	1.6
Short-Term Investments	4,566,271,999	89.4

Total Investments In Securities At Value	4,766,748,517	93.3
Other Assets in Excess of Liabilities (h)	338,511,622	6.7

Net Assets	$5,105,260,139	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,309,013,303.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $19,885,606, which represents approximately 0.39% of net assets of the fund.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/17	VALUE AT 09/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
Limited Purpose Cash Investment Fund (Short-Term Investment)	—	4,291,605,828	(2,401,033,513)	1,890,572,315	$1,890,383,258	$5,157,253	$—	$—

(f)	The rate shown was the effective yield at the date of purchase.
(g)	Represents less than 0.05% of net assets.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Abbreviations

CVA	Dutch Certification
OYJ	Public Traded Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	10/30/2017	SGD	(287,800)	$844
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	GSIN	12/15/2017	CHF	56,155,650	731,127
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	JPMC	12/15/2017	CHF	35,702,210	378,450

								$1,110,421

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	413	10/2017	EUR	$2,414,830	$1,032,186
CAC 40 10 Euro Index	1,605	10/2017	EUR	101,041,015	2,473,596
Hang Seng Index	120	10/2017	HKD	21,133,955	(16,039)
IBEX 35 Index	321	10/2017	EUR	39,194,771	75,094
MSCI Singapore Index	574	10/2017	SGD	15,223,303	49,608
OMXS30 Index	1,740	10/2017	SEK	34,965,991	1,290,226
DAX Index	233	12/2017	EUR	88,108,695	1,880,501
FTSE 100 Index	1,612	12/2017	GBP	158,323,061	(209,141)
FTSE/MIB Index	150	12/2017	EUR	20,061,571	403,532
S&P 500 E-Mini Index	11,274	12/2017	USD	1,418,325,570	22,381,521
S&P/TSX 60 Index	598	12/2017	CAD	88,059,723	4,026,746
SPI 200 Index	631	12/2017	AUD	70,135,318	(509,639)
TOPIX Index	1,193	12/2017	JPY	177,584,981	9,905,686

					$42,783,877

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	20,104,217	USD	16,015,755	CITI	12/20/2017	$104,813
CAD	30,156,326	USD	24,023,663	JPMC	12/20/2017	157,188
DKK	11,600	USD	1,847	CITI	12/20/2017	5
DKK	16,800	USD	2,674	JPMC	12/20/2017	7
EUR	8,611,818	USD	10,212,916	CITI	12/20/2017	11,034
EUR	12,917,729	USD	15,319,396	JPMC	12/20/2017	16,532
GBP	49,147,201	USD	63,607,308	CITI	12/20/2017	2,412,716
GBP	73,720,800	USD	95,411,079	JPMC	12/20/2017	3,618,954
HKD	100,190,400	USD	12,841,604	CITI	12/20/2017	9,989
HKD	150,285,600	USD	19,262,430	JPMC	12/20/2017	14,959
ILS	8,282,400	USD	2,329,446	CITI	12/20/2017	20,424
ILS	12,423,600	USD	3,494,174	JPMC	12/20/2017	30,632
NZD	559,070	USD	401,665	CITI	12/20/2017	1,528
NZD	838,605	USD	602,499	JPMC	12/20/2017	2,292
SGD	2,755,591	USD	2,028,512	CITI	12/20/2017	4,756
SGD	4,133,389	USD	3,042,774	JPMC	12/20/2017	7,130
USD	89,096	AUD	111,600	CITI	12/20/2017	1,639
USD	133,644	AUD	167,400	JPMC	12/20/2017	2,458
USD	66,386	CAD	80,800	CITI	12/20/2017	1,596
USD	99,579	CAD	121,200	JPMC	12/20/2017	2,394
USD	524,409	CHF	498,800	CITI	12/20/2017	6,495
USD	786,612	CHF	748,200	JPMC	12/20/2017	9,742
USD	17,428,261	EUR	14,578,000	CITI	12/20/2017	121,259
USD	26,142,359	EUR	21,867,000	JPMC	12/20/2017	181,856
USD	59,414	JPY	6,424,400	CITI	12/20/2017	2,094
USD	89,122	JPY	9,636,600	JPMC	12/20/2017	3,141
USD	466,962	NOK	3,684,000	CITI	12/20/2017	3,562
USD	700,442	NOK	5,526,000	JPMC	12/20/2017	5,342
USD	574,229	SEK	4,584,400	CITI	12/20/2017	8,702
USD	861,342	SEK	6,876,600	JPMC	12/20/2017	13,052
USD	408,373	SGD	550,400	CITI	12/20/2017	2,249
USD	612,559	SGD	825,600	JPMC	12/20/2017	3,373

Total unrealized appreciation						6,781,913

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	32,513,600	USD	25,854,739	CITI	12/20/2017	$(374,743)
AUD	48,770,400	USD	38,782,158	JPMC	12/20/2017	(562,164)
CAD	27,085,948	USD	22,005,310	CITI	12/20/2017	(286,443)
CAD	40,628,919	USD	33,008,004	JPMC	12/20/2017	(429,704)
CHF	20,407,432	USD	21,398,522	CITI	12/20/2017	(209,085)
CHF	30,611,150	USD	32,097,825	JPMC	12/20/2017	(313,668)
DKK	21,428,177	USD	3,448,471	CITI	12/20/2017	(28,824)
DKK	32,142,866	USD	5,172,810	JPMC	12/20/2017	(43,241)
EUR	49,713,734	USD	59,690,165	CITI	12/20/2017	(670,020)
EUR	74,570,599	USD	89,535,357	JPMC	12/20/2017	(1,005,142)
JPY	9,115,818,001	USD	83,612,778	CITI	12/20/2017	(2,278,943)
JPY	13,673,727,000	USD	125,419,324	JPMC	12/20/2017	(3,418,572)
NOK	30,358,606	USD	3,894,330	CITI	12/20/2017	(75,603)
NOK	45,537,909	USD	5,841,502	JPMC	12/20/2017	(113,412)
NZD	384,130	USD	277,785	CITI	12/20/2017	(755)
NZD	576,194	USD	416,678	JPMC	12/20/2017	(1,134)
SEK	112,799,106	USD	14,083,521	CITI	12/20/2017	(168,735)
SEK	169,198,656	USD	21,125,308	JPMC	12/20/2017	(253,128)
SGD	5,898,295	USD	4,372,942	CITI	12/20/2017	(20,766)
SGD	8,847,440	USD	6,559,419	JPMC	12/20/2017	(31,157)
USD	1,948,083	CAD	2,455,200	CITI	12/20/2017	(20,619)
USD	2,922,121	CAD	3,682,800	JPMC	12/20/2017	(30,932)
USD	630,757	ILS	2,246,400	CITI	12/20/2017	(6,588)
USD	946,134	ILS	3,369,600	JPMC	12/20/2017	(9,884)

Total unrealized depreciation						(10,353,262)

Net unrealized depreciation						$(3,571,349)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Total Return Basket Swaps Outstanding at September 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (rates range from -0.35% to 0.04%), which is denominated in GBP based on the local currencies of the positions within the swap.	62-111 months maturity ranging from 05/18/2022 - 08/19/2022	$549,663,264	$14,567,340	$(317,828)	$14,249,512

The following table represents required component disclosures associated with the total return basket swap as of period end.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Australia
BHP Billiton plc	307,038	$5,417,993	$(564,707)	(0.0)
Isle of Man
Paysafe Group plc	544,834	4,253,335	1,311,644	0.0
South Africa
Investec plc	697,583	5,099,591	(237,744)	(0.0)
Switzerland
Coca-Cola HBC AG	154,556	5,233,074	1,268,240	0.0
United Kingdom
Ashtead Group plc	515,535	12,436,780	1,315,909	0.0
ASOS plc	59,857	4,781,128	473,559	0.0
BAE Systems plc	757,696	6,416,740	397,284	0.0
Barclays plc	3,528,733	9,149,945	(714,414)	(0.0)
Barratt Developments plc	2,805,547	23,112,606	3,465,106	0.1
Bellway plc	263,147	11,640,392	2,823,412	0.1
Berkeley Group Holdings plc	145,542	7,253,339	1,050,409	0.0
BT Group plc	6,924,064	26,335,641	(2,610,315)	(0.1)
Burberry Group plc	187,754	4,433,165	16,229	0.0
Close Brothers Group plc	201,407	3,982,768	1,258	0.0
Dixons Carphone plc	1,814,182	4,703,830	(2,529,408)	(0.0)
GKN plc	2,272,102	10,527,937	191,745	0.0
GlaxoSmithKline plc	653,700	13,067,870	(177,241)	(0.0)
Inchcape plc	437,024	5,054,787	725,880	0.0
Indivior plc	1,651,339	7,521,697	534,029	0.0
Persimmon plc	566,607	19,608,789	3,958,204	0.1
Rio Tinto plc	155,523	7,239,462	(421,330)	(0.0)
Royal Mail plc	1,830,338	9,424,574	(2,139,910)	(0.0)
Tate & Lyle plc	753,780	6,545,220	(770,627)	(0.0)
Taylor Wimpey plc	9,156,268	23,998,110	2,356,629	0.0
Wm Morrison Supermarkets plc	1,827,419	5,734,257	(113,085)	(0.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stock
Chile
Antofagasta plc	(803,190)	$(10,231,050)	$(1,554,628)	(0.0)
Jordan
Hikma Pharmaceuticals plc	(630,629)	(10,246,270)	3,896,996	0.1
Netherlands
Royal Dutch Shell plc	(126,543)	(3,824,364)	(627,354)	(0.0)
South Africa
Mediclinic International plc	(898,169)	(7,823,373)	1,391,733	0.0
United Kingdom
Admiral Group plc	(170,732)	(4,160,313)	610,009	0.0
Aggreko plc	(588,763)	(7,405,304)	(341,995)	(0.0)
BTG plc	(567,613)	(5,144,982)	(127,268)	(0.0)
Capita plc	(1,852,698)	(14,017,782)	1,906,657	0.0
Cobham plc	(5,365,572)	(10,479,992)	(767,448)	(0.0)
ConvaTec Group plc	(1,543,869)	(5,673,056)	613,375	0.0
easyJet plc	(683,307)	(11,150,663)	151,161	0.0
Experian plc	(563,775)	(11,324,362)	564,705	0.0
Hargreaves Lansdown plc	(647,025)	(12,839,076)	(1,574,740)	(0.0)
Inmarsat plc	(1,162,637)	(10,034,183)	1,543,498	0.0
Intertek Group plc	(76,251)	(5,096,850)	(503,676)	(0.0)
John Wood Group plc	(969,751)	(8,857,620)	(300,642)	(0.0)
Just Eat plc	(1,907,384)	(17,084,695)	(1,839,308)	(0.0)
Next plc	(67,882)	(4,785,169)	(932,437)	(0.0)
Pennon Group plc	(681,911)	(7,280,946)	224,706	0.0
Petrofac Ltd.	(1,510,080)	(9,122,581)	588,759	0.0
Rotork plc	(1,092,686)	(3,819,197)	(488,712)	(0.0)
Royal Bank of Scotland Group plc	(2,322,118)	(8,359,182)	(1,602,406)	(0.0)
Standard Chartered plc	(628,320)	(6,247,448)	148,267	0.0
Tesco plc	(6,669,209)	(16,724,742)	(429,402)	(0.0)
United States
Shire plc	(105,954)	(5,396,640)	392,475	0.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (rates range from -0.50% to 0.04%), which is denominated in JPY based on the local currencies of the positions within the swap.	99 months maturity 08/20/2021	$1,675,362,487	$50,373,418	$198,228	50,571,646

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Japan
Asahi Group Holdings Ltd.	281,300	$11,375,403	$795,582	0.0
Astellas Pharma, Inc.	915,900	11,657,158	215,828	0.0
Bandai Namco Holdings, Inc.	532,600	18,297,381	3,321,173	0.1
Fujitsu Ltd.	4,297,000	31,980,617	5,018,168	0.1
Haseko Corp.	1,328,200	17,723,995	2,371,771	0.0
Hitachi Ltd.	4,583,000	32,314,062	2,512,408	0.0
Inpex Corp.	1,635,000	17,417,295	2,370,040	0.0
JXTG Holdings, Inc.	4,676,600	24,113,582	3,567,069	0.1
Kajima Corp.	1,950,000	19,381,861	4,062,117	0.1
Kao Corp.	208,600	12,280,981	(52,634)	0.0
Mitsubishi Corp.	638,600	14,857,561	559,246	0.0
Mitsubishi Gas Chemical Co., Inc.	627,300	14,718,667	4,121,120	0.1
Mitsui Chemicals, Inc.	460,000	13,992,030	3,246,030	0.1
NH Foods Ltd.	465,000	12,780,026	(742,424)	(0.0)
Nippon Telegraph & Telephone Corp.	643,900	29,503,964	48,050	0.0
Obayashi Corp.	1,028,000	12,330,289	1,337,493	0.0
Sega Sammy Holdings, Inc.	811,600	11,345,027	127,877	0.0
Shin-Etsu Chemical Co. Ltd.	160,000	14,319,991	1,349,021	0.0
Square Enix Holdings Co. Ltd.	520,800	19,613,794	3,747,411	0.1
Start Today Co. Ltd.	379,100	12,013,732	2,066,909	0.0
Taisei Corp.	451,800	23,693,241	3,810,773	0.1
Tosoh Corp.	878,000	19,818,347	4,207,069	0.1

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stock
Japan
Acom Co. Ltd.	(3,115,200)	$(12,086,728)	$1,315,229	(0.0)
Aeon Co. Ltd.	(1,015,800)	(15,014,076)	(1,273,350)	(0.0)
AEON Financial Service Co. Ltd.	(549,600)	(11,497,532)	(1,189,485)	(0.0)
Alps Electric Co. Ltd.	(459,500)	(12,144,001)	(192,356)	(0.0)
Asics Corp.	(865,700)	(12,911,579)	1,956,356	0.0
Bank of Kyoto Ltd. (The)	(222,600)	(11,330,383)	(3,117,480)	(0.1)
Calbee, Inc.	(570,900)	(20,050,814)	183,273	0.0
Chugai Pharmaceutical Co. Ltd.	(280,600)	(11,660,653)	(1,913,072)	(0.0)
FamilyMart UNY Holdings Co. Ltd.	(351,000)	(18,491,346)	1,071,232	0.0
Fast Retailing Co. Ltd.	(46,900)	(13,833,388)	(222,800)	(0.0)
Marui Group Co. Ltd.	(910,200)	(13,029,743)	(745,918)	(0.0)
NGK Spark Plug Co. Ltd.	(957,600)	(20,393,575)	(2,067,443)	(0.0)
Nidec Corp.	(200,100)	(24,598,472)	(3,756,123)	(0.1)
Nippon Paint Holdings Co. Ltd.	(363,400)	(12,362,628)	(381,267)	(0.0)
Ono Pharmaceutical Co. Ltd.	(838,400)	(19,030,427)	(681,507)	(0.0)
Renesas Electronics Corp.	(1,075,000)	(11,715,883)	(1,466,148)	(0.0)
Ricoh Co. Ltd.	(1,618,300)	(15,736,607)	(2,359,337)	(0.0)
Seibu Holdings, Inc.	(769,800)	(13,148,957)	(251,249)	(0.0)
Seven Bank Ltd.	(3,519,100)	(12,716,990)	(1,657,595)	(0.0)
Shimano, Inc.	(191,900)	(25,564,772)	2,306,679	0.0
Sony Financial Holdings, Inc.	(1,261,900)	(20,707,221)	(1,706,472)	(0.0)
Sosei Group Corp.	(151,900)	(12,847,672)	3,108,924	0.1
Sysmex Corp.	(260,400)	(16,637,220)	(1,437,125)	(0.0)
T&D Holdings, Inc.	(742,100)	(10,765,919)	(92,518)	(0.0)
Toyota Industries Corp.	(223,700)	(12,865,550)	(2,770,733)	(0.1)
Toyota Motor Corp.	(287,900)	(17,167,026)	(1,367,051)	(0.0)
Yahoo Japan Corp.	(2,669,400)	(12,687,402)	(894,265)	(0.0)
Yaskawa Electric Corp.	(452,600)	(14,365,382)	(5,956,886)	(0.1)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread (rates range from -0.30% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 09/21/2021	$156,978,833	$10,611,429	$575,847	11,187,276

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Australia
Adelaide Brighton Ltd.	169,355	$776,272	$48,781	0.0
AGL Energy Ltd.	744,079	13,663,251	1,510,621	0.0
Ansell Ltd.	37,268	653,076	(12,178)	(0.0)
Aristocrat Leisure Ltd.	272,345	4,498,475	412,548	0.0
Aurizon Holdings Ltd.	1,516,630	5,844,472	320,996	0.0
Bendigo & Adelaide Bank Ltd.	115,155	1,051,384	33,749	0.0
CIMIC Group Ltd.	236,483	8,218,191	2,153,979	0.0
Coca-Cola Amatil Ltd.	389,214	2,362,552	(625,743)	(0.0)
Fortescue Metals Group Ltd.	1,673,161	6,775,872	(484,695)	(0.0)
Harvey Norman Holdings Ltd.	549,791	1,677,002	(266,485)	(0.0)
Newcrest Mining Ltd.	316,549	5,210,321	(238,336)	(0.0)
Orica Ltd.	372,556	5,799,186	(85,229)	(0.0)
Origin Energy Ltd.	682,977	4,022,227	502,143	0.0
Qantas Airways Ltd.	199,435	913,478	396,177	0.0
South32 Ltd.	4,557,411	11,790,057	1,348,164	0.0
Treasury Wine Estates Ltd.	358,696	3,858,767	745,499	0.0
Woodside Petroleum Ltd.	34,245	784,145	(3,311)	(0.0)
Short Positions

Common Stock
Australia
AMP Ltd.	(3,353,425)	(12,733,868)	944,563	0.0
APA Group	(1,103,767)	(7,240,571)	184,739	0.0
AusNet Services	(595,970)	(790,829)	(17,019)	(0.0)
Brambles Ltd.	(1,351,131)	(9,563,365)	929,173	0.0
Caltex Australia Ltd.	(28,589)	(721,341)	9,148	0.0
CSL Ltd.	(53,509)	(5,633,064)	(289,367)	(0.0)
Domino’s Pizza Enterprises Ltd.	(184,397)	(6,643,480)	1,047,235	0.0
Healthscope Ltd.	(5,299,442)	(6,956,717)	2,661,737	0.1
Iluka Resources Ltd.	(149,101)	(1,116,120)	(168,526)	(0.0)
Platinum Asset Management Ltd.	(123,649)	(588,955)	(138,596)	(0.0)
Ramsay Health Care Ltd.	(36,006)	(1,761,746)	62,994	0.0
REA Group Ltd.	(146,617)	(7,722,863)	(957,411)	(0.0)
SEEK Ltd.	(762,189)	(9,952,008)	(622,959)	(0.0)
Sydney Airport	(128,508)	(717,657)	(106,483)	(0.0)
TPG Telecom Ltd.	(1,329,530)	(5,089,644)	1,035,515	0.0
Vocus Group Ltd.	(983,616)	(1,847,879)	280,009	0.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (rates range from -0.20% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 01/19/2022	$86,955,459	$2,140,447	$156,884	2,297,331

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
Hong Kong
CK Asset Holdings Ltd.	450,500	$3,745,156	$717,160	0.0
CK Hutchison Holdings Ltd.	126,500	1,620,249	(18,169)	(0.0)
CLP Holdings Ltd.	62,500	641,664	37,171	0.0
HKT Trust & HKT Ltd.	808,000	981,944	(106,474)	(0.0)
I-CABLE Communications Ltd.	376,627	12,376	7,062	0.0
Kerry Properties Ltd.	1,530,000	6,354,940	1,492,942	0.0
Melco International Development Ltd.	1,890,000	5,475,116	877,039	0.0
New World Development Co. Ltd.	4,329,000	6,246,410	1,060,116	0.0
Sino Land Co. Ltd.	1,556,000	2,743,211	179,282	0.0
SJM Holdings Ltd.	2,521,000	2,315,928	131,526	0.0
Swire Properties Ltd.	253,600	861,255	73,067	0.0
WH Group Ltd.	4,559,500	4,855,881	1,207,322	0.0
Wheelock & Co. Ltd.	390,000	2,752,969	423,153	0.0
Xinyi Glass Holdings Ltd.	2,170,000	2,150,742	182,181	0.0
Yue Yuen Industrial Holdings Ltd.	674,000	2,571,660	192,662	0.0
Short Positions

Common Stock
Hong Kong
AIA Group Ltd.	(111,800)	(827,689)	1,587	0.0
Cathay Pacific Airways Ltd.	(1,691,000)	(2,561,861)	(176,646)	(0.0)
Haitong International Securities Group Ltd.	(7,477,313)	(4,326,783)	(3,395)	(0.0)
Hang Lung Properties Ltd.	(338,881)	(806,815)	(13,829)	(0.0)
Hang Seng Bank Ltd.	(36,400)	(889,895)	(130,651)	(0.0)
Hong Kong & China Gas Co. Ltd.	(3,979,615)	(7,498,905)	(844,316)	(0.0)
Hysan Development Co. Ltd.	(163,000)	(769,044)	(25,612)	(0.0)
MTR Corp. Ltd.	(1,130,774)	(6,620,928)	(730,640)	(0.0)
Swire Pacific Ltd.	(81,000)	(788,577)	14,774	0.0
Techtronic Industries Co. Ltd.	(574,000)	(3,072,671)	(570,948)	(0.0)
Value Partners Group Ltd.	(4,274,000)	(3,878,057)	(122,716)	(0.0)
Macau
MGM China Holdings Ltd.	(2,380,400)	(5,712,860)	(856,129)	(0.0)
United States
Samsonite International SA	(1,365,300)	(5,871,872)	(857,073)	(0.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds floating Rate plus or minus a specified spread (rates range from -0.68% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	39-45 months maturity ranging from 12/21/2020 - 12/22/2020	$8,347,475,741	$116,627,524	$2,687,825	$119,315,349

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
United States
Aflac, Inc.	392,137	$31,916,030	$3,233,171	0.1
Alphabet, Inc.	53,912	52,495,193	3,373,400	0.1
Amgen, Inc.	232,197	43,293,131	4,027,535	0.1
Applied Materials, Inc.	626,659	32,642,667	6,195,645	0.1
Baxter International, Inc.	545,029	34,200,570	4,169,519	0.1
Biogen, Inc.	111,142	34,800,783	4,642,117	0.1
Citigroup, Inc.	560,558	40,774,989	4,907,276	0.1
eBay, Inc.	1,782,734	68,563,950	5,358,992	0.1
General Motors Co.	2,164,284	87,393,788	8,589,686	0.2
Gilead Sciences, Inc.	1,101,686	89,258,600	11,336,021	0.2
Hewlett Packard Enterprise Co.	3,020,697	44,434,453	3,070,772	0.1
Honeywell International, Inc.	267,195	37,872,219	2,418,697	0.0
Intel Corp.	1,561,508	59,462,225	2,859,293	0.1
International Business Machines Corp.	359,941	52,220,240	(2,217,134)	(0.0)
Johnson & Johnson	250,224	32,531,622	940,051	0.0
JPMorgan Chase & Co.	377,876	36,090,937	3,264,753	0.1
Lear Corp.	273,837	47,395,708	8,979,985	0.2
Lincoln National Corp.	430,002	31,596,547	2,345,152	0.0
LyondellBasell Industries NV	486,546	48,192,381	6,337,301	0.1
McKesson Corp.	270,499	41,551,351	534,156	0.0
Merck & Co., Inc.	936,474	59,962,430	(8,365)	(0.0)
Micron Technology, Inc.	1,237,725	48,679,724	8,601,205	0.2
Microsoft Corp.	631,787	47,061,814	1,885,898	0.0
Molson Coors Brewing Co.	387,545	31,639,174	(3,405,549)	(0.1)
Oracle Corp.	789,234	38,159,464	(808,153)	(0.0)
Pfizer, Inc.	2,003,436	71,522,665	2,245,684	0.0
Spirit AeroSystems Holdings, Inc.	410,676	31,917,739	8,673,926	0.2
Wal-Mart Stores, Inc.	695,811	54,370,672	523,680	0.0
Walt Disney Co. (The)	415,521	40,957,905	(2,813,163)	(0.1)
Western Digital Corp.	509,281	44,001,878	844,386	0.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stock
United States
Alnylam Pharmaceuticals, Inc.	(274,393)	$(32,238,434)	$(14,894,140)	(0.3)
American Airlines Group, Inc.	(1,027,343)	(48,788,519)	(557,025)	(0.0)
Ball Corp.	(1,383,238)	(57,127,729)	(3,969,786)	(0.1)
CF Industries Holdings, Inc.	(979,409)	(34,436,020)	(6,394,629)	(0.1)
Cheniere Energy, Inc.	(909,544)	(40,965,862)	526,673	0.0
Dominion Energy, Inc.	(480,802)	(36,988,098)	516,308	0.0
Domino’s Pizza, Inc.	(220,371)	(43,754,662)	(1,314,309)	(0.0)
Envision Healthcare Corp.	(767,693)	(34,507,800)	9,035,753	0.2
Fastenal Co.	(730,048)	(33,275,588)	159,479	0.0
FirstEnergy Corp.	(1,319,575)	(40,682,497)	(3,651)	(0.0)
Hess Corp.	(807,066)	(37,843,325)	(2,334,964)	(0.0)
Illumina, Inc.	(163,911)	(32,651,071)	(4,694,007)	(0.1)
Johnson Controls International plc	(902,851)	(36,375,867)	(602,890)	(0.0)
Perrigo Co. plc	(525,319)	(44,468,253)	(5,305,153)	(0.1)
ServiceNow, Inc.	(379,230)	(44,570,902)	(5,355,319)	(0.1)
Splunk, Inc.	(489,043)	(32,487,126)	(2,126,206)	(0.0)
Tesla, Inc.	(161,600)	(55,121,760)	1,585,109	0.0
TransDigm Group, Inc.	(170,502)	(43,588,836)	(3,245,030)	(0.1)
Ultimate Software Group, Inc. (The)	(180,027)	(34,133,119)	2,353,306	0.0
Weatherford International plc	(7,408,859)	(33,932,574)	8,225,123	0.2

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (rates range from -0.08% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	40-45 months maturity ranging from 10/05/2017 – 12/21/2020	$489,045,235	$6,777,395	$150,596	$6,927,991

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock
France
Air France-KLM	828,526	$13,065,901	$2,878,915	0.1
Amundi SA	8,739	726,617	29,798	0.0
Arkema SA	22,961	2,817,357	259,341	0.0
Atos SE	219,539	34,052,254	3,204,948	0.1
BNP Paribas SA	251,186	20,264,627	989,660	0.0
Bouygues SA	58,145	2,760,194	183,581	0.0
Capgemini SE	168,037	19,698,071	2,011,689	0.0
Cie de Saint-Gobain	309,263	18,425,906	1,126,615	0.0
Cie Generale des Etablissements Michelin	165,808	24,191,644	2,032,973	0.0
CNP Assurances	256,376	6,010,279	248,646	0.0
Elior Group SA	41,292	1,094,001	20,997	0.0
Engie SA	375,884	6,383,040	194,742	0.0
Faurecia	59,568	4,133,776	1,093,361	0.0
Ipsen SA	66,567	8,856,960	808,143	0.0
Lagardere SCA	143,045	4,792,064	143,788	0.0
Orange SA	245,836	4,025,304	(146,276)	(0.0)
Peugeot SA	1,384,584	32,960,274	2,843,903	0.1
Renault SA	63,735	6,262,436	475,702	0.0
Sanofi	139,224	13,859,287	(306,271)	(0.0)
SEB SA	5,246	962,753	142,342	0.0
Societe BIC SA	6,737	807,567	(83,239)	(0.0)
Sodexo SA	49,440	6,163,234	(223,846)	(0.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
France (continued)
Teleperformance	68,668	$10,244,477	$1,827,542	0.0
Thales SA	137,943	15,622,099	774,607	0.0
Ubisoft Entertainment SA	19,442	1,338,108	277,436	0.0
Short Positions

Common Stock
France
Accor SA	(659,597)	(32,804,068)	(2,101,369)	(0.0)
Aeroports de Paris	(39,676)	(6,413,827)	(587,926)	(0.0)
Air Liquide SA	(109,537)	(14,607,385)	(549,820)	(0.0)
Airbus SE	(82,840)	(7,885,968)	(924,239)	(0.0)
Bollore SA	(1,067,036)	(5,335,819)	(754,703)	(0.0)
Bureau Veritas SA	(226,617)	(5,848,389)	(468,927)	(0.0)
Carrefour SA	(425,466)	(8,589,010)	207,350	0.0
Cie Plastic Omnium SA	(20,613)	(881,782)	(24,852)	(0.0)
Danone SA	(39,400)	(3,094,627)	(10,901)	(0.0)
Edenred	(543,742)	(14,781,497)	(646,347)	(0.0)
Electricite de France SA	(1,692,201)	(20,552,347)	(3,648,807)	(0.1)
Essilor International SA	(67,136)	(8,320,670)	603,371	0.0
Hermes International	(2,518)	(1,270,404)	50,763	0.0
Iliad SA	(15,104)	(4,014,696)	(249,202)	(0.0)
Ingenico Group SA	(208,294)	(19,747,010)	977,387	0.0
JCDecaux SA	(125,874)	(4,719,179)	(151,544)	(0.0)
Natixis SA	(893,465)	(7,150,349)	(835,336)	(0.0)
Orpea	(28,971)	(3,433,960)	(351,072)	(0.0)
Pernod Ricard SA	(45,708)	(6,322,986)	(185,892)	(0.0)
Remy Cointreau SA	(31,978)	(3,788,094)	(338,500)	(0.0)
SFR Group SA	(165,596)	(6,755,551)	(901,970)	(0.0)
Vivendi SA	(883,466)	(22,381,563)	(2,567,363)	(0.1)
Zodiac Aerospace	(184,276)	(5,327,671)	(163,093)	(0.0)
Luxembourg
Eurofins Scientific SE	(13,210)	(8,357,984)	(1,407,598)	(0.0)
SES SA	(293,237)	(6,419,526)	994,403	0.0

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	September 30, 2017 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$61,333,503	$61,333,503

CITI
Investment Companies	10,590,079	—	10,590,079

DTBK
Cash	113,122,955	—	113,122,955

GSIN
Cash	(130,952,935)	—	(130,952,935)
Investment Companies	675,950,048	—	675,950,048

JPMC
Investment Companies	35,236,292	—	35,236,292

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 99.6%

INVESTMENT COMPANIES - 18.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (a)	77,676,276	77,676,276
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (a)	310,705,102	310,705,102
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (a)(b)	639,907,982	639,907,982
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (a)(b)	196,913,424	196,913,424
Limited Purpose Cash Investment Fund, 0.97% (a)(c)	556,275,760	556,220,132
UBS Select Treasury Preferred Fund, Class I, 0.87% (a)	388,381,378	388,381,378

TOTAL INVESTMENT COMPANIES (Cost $2,169,804,294)		2,169,804,294

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 81.2%
U.S. Treasury Bills 0.91%, 10/5/2017 (d)	545,746,000	545,712,977
0.95%, 10/12/2017 (d)	24,938,000	24,931,597
0.96%, 10/26/2017 (d)	174,103,000	173,994,330
1.03%, 11/16/2017 (d)	32,903,000	32,863,423
1.06%, 11/30/2017 (d)	533,749,000	532,883,686
1.07%, 12/7/2017 (d)(e)	904,332,000	902,698,930
1.11%, 12/14/2017 (d)(e)	714,873,000	713,485,003
1.13%, 12/21/2017 (d)(e)	302,881,000	302,212,978

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 81.2% (continued)
1.12%, 12/28/2017 (d)	2,834,000	2,826,826
1.14%, 1/4/2018 (d)(e)	233,872,000	233,241,303
1.13%, 1/11/2018 (d)(e)	43,496,000	43,372,444
1.10%, 1/18/2018 (d)(e)	377,979,000	376,833,724
1.14%, 1/25/2018 (d)(e)	943,712,000	940,561,710
1.14%, 2/1/2018 (d)(e)	1,449,323,000	1,444,092,147
1.15%, 2/8/2018 (d)	442,243,000	440,531,520
1.12%, 2/15/2018 (d)(e)	164,099,000	163,429,476
1.12%, 2/22/2018 (d)	120,558,000	120,033,623
1.12%, 3/1/2018 (d)	536,799,000	534,288,348
1.12%, 3/8/2018 (d)(e)	70,757,000	70,404,834
1.15%, 3/15/2018 (d)	1,021,035,000	1,015,645,211
1.19%, 3/22/2018 (d)(e)	127,300,000	126,599,333
1.18%, 3/29/2018 (d)(e)	833,936,000	829,070,450

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,568,199,838)		9,569,713,873

TOTAL SHORT-TERM INVESTMENTS (Cost $11,738,004,132)		11,739,518,167

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.6% (Cost $11,738,004,132)		11,739,518,167
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% (f)		42,583,643

NET ASSETS - 100.0%		11,782,101,810

(a)	Represents 7-day effective yield as of September 30, 2017.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/17	VALUE AT 09/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
Limited Purpose Cash Investment Fund (Short-Term Investment)	—	4,374,250,466	(3,817,974,706)	556,275,760	$556,220,132	$1,780,694	$(9,459)	$—

(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All Securities are Level 2 with respect to ASC820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/03/2017	USD	2,492,460	$39,120
Cocoa November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/03/2017	USD	3,044,070	78,645
Coffee ‘C’ November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/10/2017	USD	(18,343,163)	1,420,230
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/10/2017	USD	(15,894,206)	24,506
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/10/2017	USD	(17,526,844)	879,627
Coffee ‘C’ November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/10/2017	USD	(10,948,275)	1,546,590
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/10/2017	USD	(7,202,813)	360,156
Coffee ‘C’ November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/10/2017	USD	(864,338)	119,710
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2017	USD	(29,325,888)	377,317
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(9,343,075)	51,153
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/10/2017	USD	(9,548,775)	342,715
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/10/2017	USD	(16,085,750)	851,272
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/18/2017	BRL	58,202,820	745,817
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	KRW	33,035,600,000	580,815
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	12/14/2017	KRW	338,297,250,000	5,798,147
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/13/2017	USD	(2,570,560)	459,764
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/13/2017	USD	(6,271,280)	1,206,795
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/13/2017	USD	(14,847,200)	2,047,830

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/13/2017	USD	(8,420,800)	$1,126,665
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/14/2017	USD	863,280	15,480
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/06/2017	USD	(23,041,920)	554,546
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/06/2017	USD	(66,594,640)	393,422
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/01/2017	USD	4,241,200	105,262
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/01/2017	USD	29,181,300	755,203
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/01/2017	USD	78,093,400	1,904,909
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/01/2017	USD	8,805,100	218,649
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	SGD	40,831,625	81,122
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	USD	88,942,640	96,072
OMXS30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/20/2017	SEK	50,411,900	231,213
SGX FTSE China A50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	72,582,230	52,091
SGX FTSE China A50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	USD	8,391,495	13,140
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total returnof reference entity	At termination	MACQ	11/24/2017	USD	46,769,980	215,077
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total returnof reference entity	At termination	CITI	11/24/2017	USD	(3,209,796)	181,406
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/24/2017	USD	(5,572,836)	117,204
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(40,092,912)	880,071
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	BANA	12/15/2017	CHF	55,333,860	777,696

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	MSCS	12/15/2017	CHF	149,017,920	$1,969,205
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(25,012,350)	1,028,825
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(29,337,963)	1,341,059
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(1,210,275)	94,122

								29,082,648

Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/03/2017	USD	(3,125,790)	(235,731)
Cocoa November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/03/2017	USD	(2,492,460)	(182,000)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/03/2017	USD	(1,164,510)	(67,680)
Cocoa November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/03/2017	USD	(3,044,070)	(210,755)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/03/2017	USD	(4,862,340)	(227,098)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/03/2017	USD	(980,640)	(57,286)
Coffee ‘C’ November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/10/2017	USD	18,343,163	(1,963,688)
Coffee ‘C’ November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	10,948,275	(1,090,459)
Coffee ‘C’ November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	864,338	(87,182)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	12/14/2017	USD	(73,678,850)	(237,571)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/10/2017	USD	13,142,400	(776,500)
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/10/2017	USD	(16,291,100)	(157,400)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	16,085,750	(1,086,245)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/10/2017	USD	9,548,775	(654,095)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	16,291,100	$(1,052,979)
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/10/2017	USD	(13,176,625)	(67,425)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	192,605,000	(38,840)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	1,390,883,250	(126,702)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	HKD	320,549,750	(14,623)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	116,148,900	(73,458)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	HKD	338,086,000	(274,323)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	2,065,051,100	(1,719,718)
KC HRW Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(243,513)	(472)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/13/2017	USD	2,570,560	(631,028)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/13/2017	USD	8,420,800	(2,002,087)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/13/2017	USD	6,271,280	(1,664,606)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/13/2017	USD	14,847,200	(3,695,685)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/06/2017	USD	66,594,640	(2,978,928)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/06/2017	USD	130,396,320	(4,899,347)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/06/2017	USD	(130,396,320)	(463,676)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/06/2017	USD	23,041,920	(1,120,269)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/01/2017	USD	(4,241,200)	$(92,801)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	12/01/2017	USD	(29,181,300)	(752,460)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	12/01/2017	USD	(8,805,100)	(61,279)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	9,732,910	(42,322)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	USD	148,263,380	(294,784)
SGX FTSE China A50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	USD	46,687,445	(16,507)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/26/2017	USD	48,975,788	(459,763)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2017	USD	56,073,160	(542,505)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/27/2017	USD	(282,680,587)	(9,056,122)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/27/2017	USD	63,081,488	(3,741,125)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/27/2017	USD	(249,856,913)	(7,118,027)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/27/2017	USD	249,856,913	(7,045,437)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/27/2017	USD	(119,772,525)	(3,652,776)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/27/2017	USD	10,699,163	(799,096)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/27/2017	USD	119,772,525	(26,789)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/27/2017	USD	(10,699,162)	$(285,712)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/27/2017	USD	289,458,338	(11,617,484)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/27/2017	USD	(63,081,488)	(1,752,925)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/24/2017	USD	(121,298,780)	(3,995,410)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	32,432,660	(1,683,339)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(46,769,980)	(729,691)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(200,469,840)	(6,010,243)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/24/2017	USD	121,298,780	(4,148,380)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	185,690,400	(4,063,410)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(32,432,660)	(641,337)
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(15,477,912)	(20,443)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/24/2017	USD	5,572,836	(237,720)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	15,477,912	(1,043,009)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	12,051,504	(273,924)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	52,676,100	(2,445,165)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	17,683,416	$(244,026)
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(12,051,504)	(87,540)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/18/2017	TWD	738,768,800	(672,035)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(41,866,550)	(1,345,837)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	29,337,963	(1,688,551)
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/24/2017	USD	(16,293,888)	(790,613)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/24/2017	USD	16,293,888	(309,300)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(26,670,875)	(983,035)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	25,012,350	(1,029,117)
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(7,059,938)	(63,479)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(21,314,287)	(736,507)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	7,059,938	(174,813)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	1,210,275	(84,498)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(22,905,575)	(883,808)

								(109,601,000)

								$(80,518,352)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
LME Aluminum Base Metal	33	12/2017	USD	$1,733,919	$(21,762)
LME Zinc Base Metal	1	12/2017	USD	79,050	47
Amsterdam Exchange Index	954	10/2017	EUR	121,074,451	2,131,141
Brent Crude Oil	7,023	10/2017	USD	398,836,169	10,036,689
CAC 40 10 Euro Index	1,825	10/2017	EUR	114,890,874	2,065,301
Hang Seng Index	676	10/2017	HKD	119,054,611	(83,917)
H-Shares Index	430	10/2017	HKD	30,016,770	(162,281)
IBEX 35 Index	1,108	10/2017	EUR	135,289,115	176,331
LME Aluminum Base Metal	93	10/2017	USD	4,846,602	330,386
LME Aluminum Base Metal	72	10/2017	USD	3,746,592	267,627
LME Aluminum Base Metal	72	10/2017	USD	3,745,206	280,159
LME Aluminum Base Metal	61	10/2017	USD	3,173,418	229,138
LME Aluminum Base Metal	60	10/2017	USD	3,120,705	242,596
LME Aluminum Base Metal	58	10/2017	USD	3,021,960	237,045
LME Aluminum Base Metal	58	10/2017	USD	3,021,322	240,603
LME Aluminum Base Metal	49	10/2017	USD	2,554,738	197,717
LME Aluminum Base Metal	38	10/2017	USD	1,976,000	150,747
LME Aluminum Base Metal	157	10/2017	USD	8,164,785	561,348
LME Aluminum Base Metal	20	10/2017	USD	1,040,265	90,216
LME Aluminum Base Metal	2	10/2017	USD	104,030	9,129
LME Aluminum Base Metal	134	10/2017	USD	6,984,750	499,661
LME Aluminum Base Metal	127	10/2017	USD	6,610,001	497,895
LME Copper Base Metal	4	10/2017	USD	645,286	31,999
LME Copper Base Metal	2	10/2017	USD	322,446	23,799
LME Copper Base Metal	1	10/2017	USD	161,337	4,030
LME Nickel Base Metal	70	10/2017	USD	4,383,750	210,940
LME Nickel Base Metal	65	10/2017	USD	4,067,505	299,894
LME Nickel Base Metal	65	10/2017	USD	4,063,215	527,186
LME Nickel Base Metal	61	10/2017	USD	3,819,759	288,019
LME Nickel Base Metal	186	10/2017	USD	11,650,482	276,089
LME Nickel Base Metal	43	10/2017	USD	2,689,005	382,767
LME Nickel Base Metal	42	10/2017	USD	2,626,722	347,531
LME Nickel Base Metal	143	10/2017	USD	8,951,085	707,663
LME Nickel Base Metal	18	10/2017	USD	1,124,874	110,206
LME Nickel Base Metal	9	10/2017	USD	562,977	62,183
LME Nickel Base Metal	2	10/2017	USD	125,094	14,328
LME Nickel Base Metal	100	10/2017	USD	6,263,100	277,686
LME Nickel Base Metal	87	10/2017	USD	5,451,507	95,392
LME Nickel Base Metal	87	10/2017	USD	5,445,243	363,534
LME Zinc Base Metal	38	10/2017	USD	3,044,988	402,157
LME Zinc Base Metal	30	10/2017	USD	2,394,938	261,132
LME Zinc Base Metal	29	10/2017	USD	2,313,656	274,683
LME Zinc Base Metal	130	10/2017	USD	10,397,563	1,347,070
LME Zinc Base Metal	26	10/2017	USD	2,063,913	231,921
LME Zinc Base Metal	25	10/2017	USD	1,985,156	214,725
LME Zinc Base Metal	23	10/2017	USD	1,824,044	211,781
LME Zinc Base Metal	19	10/2017	USD	1,507,769	170,286
LME Zinc Base Metal	11	10/2017	USD	875,119	113,148
LME Zinc Base Metal	6	10/2017	USD	478,088	54,119
LME Zinc Base Metal	6	10/2017	USD	476,888	62,501
LME Zinc Base Metal	1	10/2017	USD	79,431	10,012
LME Zinc Base Metal	47	10/2017	USD	3,756,769	504,815

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	42	10/2017	USD	$3,355,013	$419,754
MSCI Singapore Index	1,017	10/2017	SGD	26,972,299	73,585
NY Harbor ULSD	3,828	10/2017	USD	291,004,559	9,620,574
OMXS30 Index	2,916	10/2017	SEK	58,598,178	1,233,481
RBOB Gasoline	2,448	10/2017	USD	163,580,256	(36,842)
SGX NIFTY 50 Index	646	10/2017	USD	12,665,476	(86,583)
WTI Crude Oil	5,070	10/2017	USD	261,966,900	3,037,196
LME Aluminum Base Metal	101	11/2017	USD	5,269,322	137,000
LME Aluminum Base Metal	78	11/2017	USD	4,082,325	(28,368)
LME Aluminum Base Metal	76	11/2017	USD	3,974,230	1,775
LME Aluminum Base Metal	75	11/2017	USD	3,912,188	168,529
LME Aluminum Base Metal	71	11/2017	USD	3,707,336	98,750
LME Aluminum Base Metal	167	11/2017	USD	8,724,080	35,186
LME Aluminum Base Metal	43	11/2017	USD	2,242,052	190,847
LME Aluminum Base Metal	39	11/2017	USD	2,040,870	(183)
LME Aluminum Base Metal	38	11/2017	USD	1,981,463	156,550
LME Aluminum Base Metal	37	11/2017	USD	1,934,268	10,383
LME Aluminum Base Metal	35	11/2017	USD	1,829,450	12,575
LME Aluminum Base Metal	34	11/2017	USD	1,773,423	136,240
LME Aluminum Base Metal	21	11/2017	USD	1,095,087	92,111
LME Aluminum Base Metal	135	11/2017	USD	7,044,334	171,135
LME Aluminum Base Metal	108	11/2017	USD	5,641,110	30,660
LME Aluminum Base Metal	108	11/2017	USD	5,640,300	117,751
LME Copper Base Metal	17	11/2017	USD	2,747,910	(35,392)
LME Copper Base Metal	4	11/2017	USD	646,742	(12,414)
LME Copper Base Metal	1	11/2017	USD	161,656	(3,800)
LME Nickel Base Metal	81	11/2017	USD	5,076,027	117,500
LME Nickel Base Metal	60	11/2017	USD	3,762,180	32,700
LME Nickel Base Metal	48	11/2017	USD	3,012,558	(101,996)
LME Nickel Base Metal	46	11/2017	USD	2,884,614	26,614
LME Nickel Base Metal	45	11/2017	USD	2,825,947	(308,155)
LME Nickel Base Metal	41	11/2017	USD	2,576,060	(296,714)
LME Nickel Base Metal	41	11/2017	USD	2,571,561	(64,227)
LME Nickel Base Metal	148	11/2017	USD	9,276,492	113,007
LME Nickel Base Metal	28	11/2017	USD	1,757,028	6,491
LME Nickel Base Metal	25	11/2017	USD	1,567,875	(47,453)
LME Nickel Base Metal	23	11/2017	USD	1,443,396	(22,916)
LME Nickel Base Metal	22	11/2017	USD	1,381,340	(129,674)
LME Nickel Base Metal	22	11/2017	USD	1,380,390	(10,491)
LME Nickel Base Metal	20	11/2017	USD	1,255,657	(87,333)
LME Nickel Base Metal	15	11/2017	USD	942,381	(119,323)
LME Nickel Base Metal	81	11/2017	USD	5,076,513	92,488
LME Zinc Base Metal	33	11/2017	USD	2,615,456	193,368
LME Zinc Base Metal	32	11/2017	USD	2,531,856	32,126
LME Zinc Base Metal	31	11/2017	USD	2,452,294	43,229
LME Zinc Base Metal	25	11/2017	USD	1,977,850	31,599
LME Zinc Base Metal	21	11/2017	USD	1,661,510	25,194
LME Zinc Base Metal	56	11/2017	USD	4,436,250	499,476
LME Zinc Base Metal	18	11/2017	USD	1,426,518	92,234
LME Zinc Base Metal	16	11/2017	USD	1,267,844	128,403
LME Zinc Base Metal	15	11/2017	USD	1,186,676	10,013
LME Zinc Base Metal	14	11/2017	USD	1,109,938	136,844
LME Zinc Base Metal	14	11/2017	USD	1,109,122	90,139
LME Zinc Base Metal	12	11/2017	USD	949,875	33,958
LME Zinc Base Metal	10	11/2017	USD	791,108	4,744
LME Zinc Base Metal	4	11/2017	USD	316,982	29,105
LME Zinc Base Metal	4	11/2017	USD	316,825	21,627

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	40	11/2017	USD	$3,170,250	$394,781
Low Sulphur Gasoil	6,434	11/2017	USD	348,883,649	16,520,160
Soybean	962	11/2017	USD	46,572,825	(292,983)
100 oz Gold	3,989	12/2017	USD	512,506,719	(19,176,447)
Cocoa	21	12/2017	USD	429,030	9,008
Copper	3,522	12/2017	USD	260,187,750	(7,377,345)
Cotton No. 2	197	12/2017	USD	6,742,325	(133,711)
DAX Index	601	12/2017	EUR	227,267,492	4,290,840
DJIA CBOT E-Mini Index	4,248	12/2017	USD	474,629,039	8,982,124
EURO STOXX 50 Index	5,559	12/2017	EUR	234,949,712	3,930,134
Euro-Bobl	6,801	12/2017	EUR	1,054,438,207	(2,828,288)
Euro-Schatz	39,710	12/2017	EUR	5,262,625,211	(1,797,991)
FTSE 100 Index	2,215	12/2017	GBP	217,546,886	(284,627)
FTSE/JSE Top 40 Index	4,426	12/2017	ZAR	163,904,616	(949,143)
FTSE/MIB Index	387	12/2017	EUR	51,758,852	1,097,376
KOSPI 200 Index	738	12/2017	KRW	51,169,009	1,004,713
Live Cattle	4	12/2017	USD	184,400	1,220
LME Aluminum Base Metal	2,764	12/2017	USD	145,075,450	(302,713)
LME Aluminum Base Metal	76	12/2017	USD	3,989,582	(136,454)
LME Aluminum Base Metal	72	12/2017	USD	3,778,020	(1,406)
LME Aluminum Base Metal	71	12/2017	USD	3,727,607	(51,578)
LME Aluminum Base Metal	187	12/2017	USD	9,824,232	(188,907)
LME Aluminum Base Metal	71	12/2017	USD	3,719,690	856
LME Aluminum Base Metal	70	12/2017	USD	3,667,825	6,619
LME Aluminum Base Metal	68	12/2017	USD	3,566,600	(6,967)
LME Aluminum Base Metal	63	12/2017	USD	3,303,878	8,823
LME Aluminum Base Metal	63	12/2017	USD	3,300,098	16,068
LME Aluminum Base Metal	56	12/2017	USD	2,936,360	(41,577)
LME Aluminum Base Metal	45	12/2017	USD	2,359,238	(28,123)
LME Aluminum Base Metal	43	12/2017	USD	2,250,835	(45,492)
LME Aluminum Base Metal	41	12/2017	USD	2,149,220	(31,055)
LME Aluminum Base Metal	16	12/2017	USD	840,800	(11,239)
LME Copper Base Metal	512	12/2017	USD	82,934,400	(3,947,726)
LME Copper Base Metal	2	12/2017	USD	323,997	250
LME Copper Base Metal	1	12/2017	USD	162,012	817
LME Nickel Base Metal	1,109	12/2017	USD	69,797,133	(8,996,774)
LME Nickel Base Metal	48	12/2017	USD	3,021,552	(17,398)
LME Nickel Base Metal	47	12/2017	USD	2,960,659	53,124
LME Nickel Base Metal	35	12/2017	USD	2,205,000	9,364
LME Nickel Base Metal	35	12/2017	USD	2,200,378	(340,725)
LME Nickel Base Metal	33	12/2017	USD	2,077,119	(105,021)
LME Nickel Base Metal	33	12/2017	USD	2,074,816	(290,375)
LME Nickel Base Metal	32	12/2017	USD	2,013,644	(130,114)
LME Nickel Base Metal	32	12/2017	USD	2,013,133	(124,865)
LME Nickel Base Metal	31	12/2017	USD	1,950,059	(140,657)
LME Nickel Base Metal	30	12/2017	USD	1,885,878	(270,596)
LME Nickel Base Metal	29	12/2017	USD	1,824,094	(193,507)
LME Nickel Base Metal	29	12/2017	USD	1,823,939	(204,972)
LME Nickel Base Metal	28	12/2017	USD	1,760,897	(184,612)
LME Nickel Base Metal	10	12/2017	USD	628,360	(89,864)
LME Nickel Base Metal	142	12/2017	USD	8,943,930	(42,589)
LME Zinc Base Metal	1,102	12/2017	USD	87,223,300	820,756
LME Zinc Base Metal	34	12/2017	USD	2,690,361	62,077
LME Zinc Base Metal	33	12/2017	USD	2,611,851	65,566
LME Zinc Base Metal	33	12/2017	USD	2,611,694	117,638
LME Zinc Base Metal	28	12/2017	USD	2,215,941	117,972

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	25	12/2017	USD	$1,978,281	$45,251
LME Zinc Base Metal	22	12/2017	USD	1,740,855	42,951
LME Zinc Base Metal	20	12/2017	USD	1,582,780	58,731
LME Zinc Base Metal	20	12/2017	USD	1,582,435	1,876
LME Zinc Base Metal	17	12/2017	USD	1,345,338	40,971
LME Zinc Base Metal	15	12/2017	USD	1,187,040	26,378
LME Zinc Base Metal	12	12/2017	USD	948,657	10,678
LME Zinc Base Metal	54	12/2017	USD	4,269,213	83,649
LME Zinc Base Metal	40	12/2017	USD	3,162,750	66,632
LME Zinc Base Metal	40	12/2017	USD	3,162,560	138,812
MSCI Emerging Markets E-Mini Index	1,371	12/2017	USD	135,619,320	728,164
MSCI Emerging Markets E-Mini Index	5,183	12/2017	USD	282,292,094	(3,912,118)
NASDAQ 100 E-Mini Index	3,822	12/2017	USD	457,302,299	785,155
Nikkei 225 Index	1,708	12/2017	JPY	309,041,368	15,209,749
Palladium	648	12/2017	USD	60,707,880	400,207
Russell 2000 E-Mini Index	3,201	12/2017	USD	238,938,645	10,259,735
S&P 500 E-Mini Index	3,633	12/2017	USD	457,049,564	5,507,275
S&P Midcap 400 E-Mini Index	646	12/2017	USD	116,002,220	4,331,351
S&P/TSX 60 Index	2,311	12/2017	CAD	340,311,071	9,572,922
SPI 200 Index	1,196	12/2017	AUD	132,934,770	(980,902)
TOPIX Index	2,347	12/2017	JPY	349,364,585	19,662,040
3 Month Euroswiss	57	9/2018	CHF	14,805,520	(1,149)

					92,793,292

Short Contracts
LME Zinc Base Metal	(1)	12/2017	USD	(79,050)	(19)
LME Aluminum Base Metal	(2)	10/2017	USD	(104,030)	(9,286)
LME Aluminum Base Metal	(20)	10/2017	USD	(1,040,265)	(91,659)
LME Aluminum Base Metal	(38)	10/2017	USD	(1,976,000)	(153,993)
LME Aluminum Base Metal	(49)	10/2017	USD	(2,554,738)	(203,868)
LME Aluminum Base Metal	(58)	10/2017	USD	(3,021,322)	(234,201)
LME Aluminum Base Metal	(58)	10/2017	USD	(3,021,960)	(235,202)
LME Aluminum Base Metal	(60)	10/2017	USD	(3,120,705)	(240,882)
LME Aluminum Base Metal	(61)	10/2017	USD	(3,173,418)	(218,499)
LME Aluminum Base Metal	(72)	10/2017	USD	(3,745,206)	(286,365)
LME Aluminum Base Metal	(72)	10/2017	USD	(3,746,592)	(264,668)
LME Aluminum Base Metal	(93)	10/2017	USD	(4,846,602)	(321,217)
LME Aluminum Base Metal	(127)	10/2017	USD	(6,610,001)	(482,883)
LME Aluminum Base Metal	(134)	10/2017	USD	(6,984,750)	(481,968)
LME Aluminum Base Metal	(157)	10/2017	USD	(8,164,785)	(551,757)
LME Copper Base Metal	(1)	10/2017	USD	(161,337)	(3,639)
LME Copper Base Metal	(2)	10/2017	USD	(322,446)	(23,613)
LME Copper Base Metal	(4)	10/2017	USD	(645,286)	(28,696)
LME Nickel Base Metal	(2)	10/2017	USD	(125,094)	(14,449)
LME Nickel Base Metal	(9)	10/2017	USD	(562,977)	(60,657)
LME Nickel Base Metal	(18)	10/2017	USD	(1,124,874)	(112,967)
LME Nickel Base Metal	(42)	10/2017	USD	(2,626,722)	(344,513)
LME Nickel Base Metal	(43)	10/2017	USD	(2,689,005)	(387,287)
LME Nickel Base Metal	(61)	10/2017	USD	(3,819,759)	(295,328)
LME Nickel Base Metal	(65)	10/2017	USD	(4,063,215)	(530,335)
LME Nickel Base Metal	(65)	10/2017	USD	(4,067,505)	(317,814)
LME Nickel Base Metal	(70)	10/2017	USD	(4,383,750)	(208,912)
LME Nickel Base Metal	(87)	10/2017	USD	(5,445,243)	(356,217)
LME Nickel Base Metal	(87)	10/2017	USD	(5,451,507)	(88,431)
LME Nickel Base Metal	(100)	10/2017	USD	(6,263,100)	(307,145)
LME Nickel Base Metal	(143)	10/2017	USD	(8,951,085)	(692,645)
LME Nickel Base Metal	(186)	10/2017	USD	(11,650,482)	(307,077)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal	(1)	10/2017	USD	$(79,431)	$(10,003)
LME Zinc Base Metal	(6)	10/2017	USD	(476,888)	(62,865)
LME Zinc Base Metal	(6)	10/2017	USD	(478,088)	(52,552)
LME Zinc Base Metal	(11)	10/2017	USD	(875,119)	(111,196)
LME Zinc Base Metal	(19)	10/2017	USD	(1,507,769)	(169,156)
LME Zinc Base Metal	(23)	10/2017	USD	(1,824,044)	(209,655)
LME Zinc Base Metal	(25)	10/2017	USD	(1,985,156)	(213,030)
LME Zinc Base Metal	(26)	10/2017	USD	(2,063,913)	(231,399)
LME Zinc Base Metal	(29)	10/2017	USD	(2,313,656)	(269,880)
LME Zinc Base Metal	(30)	10/2017	USD	(2,394,938)	(257,526)
LME Zinc Base Metal	(38)	10/2017	USD	(3,044,988)	(404,100)
LME Zinc Base Metal	(42)	10/2017	USD	(3,355,013)	(425,248)
LME Zinc Base Metal	(47)	10/2017	USD	(3,756,769)	(497,434)
LME Zinc Base Metal	(130)	10/2017	USD	(10,397,563)	(1,352,530)
Natural Gas	(3,654)	10/2017	USD	(109,875,780)	3,827,599
LME Aluminum Base Metal	(21)	11/2017	USD	(1,095,087)	(91,240)
LME Aluminum Base Metal	(34)	11/2017	USD	(1,773,423)	(123,053)
LME Aluminum Base Metal	(35)	11/2017	USD	(1,829,450)	(16,861)
LME Aluminum Base Metal	(37)	11/2017	USD	(1,934,268)	(10,377)
LME Aluminum Base Metal	(38)	11/2017	USD	(1,981,463)	(150,511)
LME Aluminum Base Metal	(39)	11/2017	USD	(2,040,870)	(1,266)
LME Aluminum Base Metal	(43)	11/2017	USD	(2,242,052)	(189,307)
LME Aluminum Base Metal	(71)	11/2017	USD	(3,707,336)	(104,295)
LME Aluminum Base Metal	(75)	11/2017	USD	(3,912,188)	(181,159)
LME Aluminum Base Metal	(76)	11/2017	USD	(3,974,230)	(2,979)
LME Aluminum Base Metal	(78)	11/2017	USD	(4,082,325)	26,602
LME Aluminum Base Metal	(101)	11/2017	USD	(5,269,322)	(129,300)
LME Aluminum Base Metal	(108)	11/2017	USD	(5,640,300)	(145,120)
LME Aluminum Base Metal	(108)	11/2017	USD	(5,641,110)	(53,625)
LME Aluminum Base Metal	(135)	11/2017	USD	(7,044,334)	(193,482)
LME Aluminum Base Metal	(167)	11/2017	USD	(8,724,080)	(13,479)
LME Copper Base Metal	(1)	11/2017	USD	(161,656)	3,841
LME Copper Base Metal	(4)	11/2017	USD	(646,742)	13,248
LME Copper Base Metal	(17)	11/2017	USD	(2,747,910)	37,499
LME Nickel Base Metal	(15)	11/2017	USD	(942,381)	121,382
LME Nickel Base Metal	(20)	11/2017	USD	(1,255,657)	93,084
LME Nickel Base Metal	(22)	11/2017	USD	(1,380,390)	17,436
LME Nickel Base Metal	(22)	11/2017	USD	(1,381,340)	129,280
LME Nickel Base Metal	(23)	11/2017	USD	(1,443,396)	10,711
LME Nickel Base Metal	(25)	11/2017	USD	(1,567,875)	53,339
LME Nickel Base Metal	(28)	11/2017	USD	(1,757,028)	(3,849)
LME Nickel Base Metal	(41)	11/2017	USD	(2,571,561)	72,359
LME Nickel Base Metal	(41)	11/2017	USD	(2,576,060)	303,839
LME Nickel Base Metal	(45)	11/2017	USD	(2,825,947)	309,468
LME Nickel Base Metal	(46)	11/2017	USD	(2,884,614)	(36,821)
LME Nickel Base Metal	(48)	11/2017	USD	(3,012,558)	102,477
LME Nickel Base Metal	(60)	11/2017	USD	(3,762,180)	(29,217)
LME Nickel Base Metal	(81)	11/2017	USD	(5,076,027)	(133,605)
LME Nickel Base Metal	(81)	11/2017	USD	(5,076,513)	(96,201)
LME Nickel Base Metal	(148)	11/2017	USD	(9,276,492)	(84,279)
LME Zinc Base Metal	(4)	11/2017	USD	(316,825)	(22,835)
LME Zinc Base Metal	(4)	11/2017	USD	(316,982)	(28,992)
LME Zinc Base Metal	(10)	11/2017	USD	(791,108)	(9,632)
LME Zinc Base Metal	(12)	11/2017	USD	(949,875)	(45,599)
LME Zinc Base Metal	(14)	11/2017	USD	(1,109,122)	(89,256)
LME Zinc Base Metal	(14)	11/2017	USD	(1,109,938)	(136,972)
LME Zinc Base Metal	(15)	11/2017	USD	(1,186,676)	(5,519)
LME Zinc Base Metal	(16)	11/2017	USD	(1,267,844)	(137,483)

See notes Consolidated to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal	(18)	11/2017	USD	$(1,426,518)	$(94,571)
LME Zinc Base Metal	(21)	11/2017	USD	(1,661,510)	(23,561)
LME Zinc Base Metal	(25)	11/2017	USD	(1,977,850)	(26,337)
LME Zinc Base Metal	(31)	11/2017	USD	(2,452,294)	(42,376)
LME Zinc Base Metal	(32)	11/2017	USD	(2,531,856)	(27,734)
LME Zinc Base Metal	(33)	11/2017	USD	(2,615,456)	(188,965)
LME Zinc Base Metal	(40)	11/2017	USD	(3,170,250)	(405,348)
LME Zinc Base Metal	(56)	11/2017	USD	(4,436,250)	(489,257)
3 Month Canadian Bank Acceptance	(1)	12/2017	CAD	(197,095)	288
3 Month Euro Euribor	(2,051)	12/2017	EUR	(606,079,827)	111,894
3 Month Euro Euribor	(1)	12/2017	EUR	(296,435)	(59)
3 Month Eurodollar	(2)	12/2017	USD	(492,600)	76
3 Month Euroswiss	(4)	12/2017	CHF	(1,040,223)	(281)
3 Month Sterling	(7,521)	12/2017	GBP	(1,246,539,919)	1,739,477
3 Month Sterling	(1)	12/2017	GBP	(166,612)	104
ASX 90 Day Bank Accepted Bill	(1)	12/2017	AUD	(780,972)	(1)
Australia 10 Year Bond	(9,722)	12/2017	AUD	(968,813,215)	16,404,716
Australia 3 Year Bond	(47,732)	12/2017	AUD	(4,157,266,547)	15,868,505
Canada 10 Year Bond	(3,147)	12/2017	CAD	(341,245,522)	6,312,971
Cocoa	(2,000)	12/2017	GBP	(40,628,799)	(476,258)
Coffee ‘C’	(347)	12/2017	USD	(16,662,506)	124,106
Corn	(5,078)	12/2017	USD	(90,197,975)	1,681,680
Euro-BTP	(268)	12/2017	EUR	(42,748,472)	58,141
Euro-Bund	(1,116)	12/2017	EUR	(212,372,254)	159,893
Euro-Buxl	(1,055)	12/2017	EUR	(203,569,629)	4,363,151
Euro-OAT	(514)	12/2017	EUR	(94,247,023)	303,698
Japan 10 Year Bond	(390)	12/2017	JPY	(521,097,534)	66,757
KC HRW Wheat	(2,006)	12/2017	USD	(44,407,825)	(1,390,622)
Lean Hogs	(446)	12/2017	USD	(10,695,080)	(560,324)
LME Aluminum Base Metal	(16)	12/2017	USD	(840,800)	11,926
LME Aluminum Base Metal	(33)	12/2017	USD	(1,733,919)	21,047
LME Aluminum Base Metal	(41)	12/2017	USD	(2,149,220)	28,048
LME Aluminum Base Metal	(43)	12/2017	USD	(2,250,835)	40,120
LME Aluminum Base Metal	(45)	12/2017	USD	(2,359,238)	28,881
LME Aluminum Base Metal	(56)	12/2017	USD	(2,936,360)	29,999
LME Aluminum Base Metal	(63)	12/2017	USD	(3,300,098)	(11,581)
LME Aluminum Base Metal	(63)	12/2017	USD	(3,303,878)	(8,677)
LME Aluminum Base Metal	(68)	12/2017	USD	(3,566,600)	(11,974)
LME Aluminum Base Metal	(70)	12/2017	USD	(3,667,825)	(1,377)
LME Aluminum Base Metal	(71)	12/2017	USD	(3,719,690)	11,947
LME Aluminum Base Metal	(71)	12/2017	USD	(3,727,607)	84,309
LME Aluminum Base Metal	(72)	12/2017	USD	(3,778,020)	(13,018)
LME Aluminum Base Metal	(76)	12/2017	USD	(3,989,582)	144,037
LME Aluminum Base Metal	(187)	12/2017	USD	(9,824,232)	180,881
LME Aluminum Base Metal	(1,051)	12/2017	USD	(55,164,363)	670,596
LME Copper Base Metal	(1)	12/2017	USD	(162,012)	(364)
LME Copper Base Metal	(2)	12/2017	USD	(323,997)	(139)
LME Nickel Base Metal	(10)	12/2017	USD	(628,360)	89,698
LME Nickel Base Metal	(28)	12/2017	USD	(1,760,897)	199,503
LME Nickel Base Metal	(29)	12/2017	USD	(1,823,939)	209,519
LME Nickel Base Metal	(29)	12/2017	USD	(1,824,094)	179,446
LME Nickel Base Metal	(30)	12/2017	USD	(1,885,878)	277,107
LME Nickel Base Metal	(31)	12/2017	USD	(1,950,059)	144,040
LME Nickel Base Metal	(32)	12/2017	USD	(2,013,133)	115,143
LME Nickel Base Metal	(32)	12/2017	USD	(2,013,644)	131,564
LME Nickel Base Metal	(33)	12/2017	USD	(2,074,816)	267,856
LME Nickel Base Metal	(33)	12/2017	USD	(2,077,119)	105,943
LME Nickel Base Metal	(35)	12/2017	USD	(2,200,378)	342,936
LME Nickel Base Metal	(35)	12/2017	USD	(2,205,000)	10,757

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(47)	12/2017	USD	$(2,960,659)	$(48,254)
LME Nickel Base Metal	(48)	12/2017	USD	(3,021,552)	23,168
LME Nickel Base Metal	(142)	12/2017	USD	(8,943,930)	979
LME Nickel Base Metal	(633)	12/2017	USD	(39,839,121)	2,272,303
LME Zinc Base Metal	(12)	12/2017	USD	(948,657)	(9,164)
LME Zinc Base Metal	(15)	12/2017	USD	(1,187,040)	(31,555)
LME Zinc Base Metal	(17)	12/2017	USD	(1,345,338)	(42,309)
LME Zinc Base Metal	(20)	12/2017	USD	(1,582,435)	(2,849)
LME Zinc Base Metal	(20)	12/2017	USD	(1,582,780)	(61,329)
LME Zinc Base Metal	(22)	12/2017	USD	(1,740,855)	(30,491)
LME Zinc Base Metal	(25)	12/2017	USD	(1,978,281)	(55,508)
LME Zinc Base Metal	(28)	12/2017	USD	(2,215,941)	(113,679)
LME Zinc Base Metal	(33)	12/2017	USD	(2,611,694)	(115,339)
LME Zinc Base Metal	(33)	12/2017	USD	(2,611,851)	(72,973)
LME Zinc Base Metal	(34)	12/2017	USD	(2,690,361)	(64,402)
LME Zinc Base Metal	(40)	12/2017	USD	(3,162,560)	(116,416)
LME Zinc Base Metal	(40)	12/2017	USD	(3,162,750)	(71,061)
LME Zinc Base Metal	(54)	12/2017	USD	(4,269,213)	(77,536)
LME Zinc Base Metal	(434)	12/2017	USD	(34,351,100)	(921,373)
Long Gilt	(3,234)	12/2017	GBP	(536,841,403)	4,012,245
Silver	(278)	12/2017	USD	(23,179,640)	241,752
Soybean Meal	(41)	12/2017	USD	(1,294,780)	(15,051)
Soybean Oil	(227)	12/2017	USD	(4,470,084)	18,860
U.S. Treasury 10 Year Note	(3,662)	12/2017	USD	(458,894,375)	3,471,818
U.S. Treasury 2 Year Note	(7,603)	12/2017	USD	(1,639,990,858)	1,053,959
U.S. Treasury 5 Year Note	(6,400)	12/2017	USD	(752,000,000)	2,074,134
U.S. Treasury Long Bond	(2,557)	12/2017	USD	(390,741,563)	2,890,961
U.S. Treasury Ultra Bond	(1,224)	12/2017	USD	(202,113,000)	3,198,820
Wheat	(1)	12/2017	USD	(22,413)	(674)
Palladium	(473)	1/2018	USD	(21,651,575)	298,535
Sugar No. 11	(3,500)	2/2018	USD	(55,272,000)	1,780,990
3 Month Canadian Bank Acceptance	(3,166)	3/2018	CAD	(622,860,228)	1,841,412
3 Month Euro Euribor	(1,827)	3/2018	EUR	(541,506,307)	(306,878)
3 Month Eurodollar	(11,031)	3/2018	USD	(2,713,901,774)	655,026
3 Month Euroswiss	(273)	3/2018	CHF	(70,974,080)	(3,499)
3 Month Sterling	(8,279)	3/2018	GBP	(1,377,441,367)	1,153,434
ASX 90 Day Bank Accepted Bill	(3,112)	3/2018	AUD	(2,429,908,372)	(49,283)
3 Month Canadian Bank Acceptance	(1,073)	6/2018	CAD	(210,859,227)	54,364
3 Month Euro Euribor	(985)	6/2018	EUR	(291,886,899)	(175,967)
3 Month Eurodollar	(9,798)	6/2018	USD	(2,407,858,499)	780,445
3 Month Sterling	(8,207)	6/2018	GBP	(1,364,087,496)	1,628,850
ASX 90 Day Bank Accepted Bill	(3,044)	6/2018	AUD	(2,376,229,441)	46,329
3 Month Euro Euribor	(864)	9/2018	EUR	(255,941,391)	(190,200)
3 Month Eurodollar	(8,120)	9/2018	USD	(1,993,865,999)	721,983
3 Month Sterling	(7,945)	9/2018	GBP	(1,319,608,861)	1,889,952
3 Month Euro Euribor	(798)	12/2018	EUR	(236,272,418)	(46,397)
3 Month Eurodollar	(7,742)	12/2018	USD	(1,899,402,924)	550,271
3 Month Sterling	(7,766)	12/2018	GBP	(1,289,227,813)	1,965,276
3 Month Euro Euribor	(1,699)	3/2019	EUR	(502,714,842)	(248,122)
3 Month Eurodollar	(7,156)	3/2019	USD	(1,754,830,099)	(962,891)
3 Month Sterling	(7,518)	3/2019	GBP	(1,247,427,887)	1,898,460
3 Month Euro Euribor	(2,513)	6/2019	EUR	(743,085,572)	(164,697)
3 Month Eurodollar	(7,048)	6/2019	USD	(1,727,552,899)	907,790
3 Month Sterling	(7,511)	6/2019	GBP	(1,245,637,362)	2,031,099
3 Month Eurodollar	(6,381)	9/2019	USD	(1,563,424,762)	1,469,875

					72,416,213

					$165,209,505

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	81,147,185	USD	25,273,388	CITI**	12/20/2017	$76,086
BRL	116,082,278	USD	36,157,252	JPMC**	12/20/2017	105,555
CAD	539,322,785	USD	429,993,121	CITI	12/20/2017	2,462,873
CAD	808,984,179	USD	644,990,489	JPMC	12/20/2017	3,693,505
COP	90,813,957,320	USD	30,454,293	CITI**	12/20/2017	196,508
COP	126,585,055,784	USD	42,456,377	JPMC**	12/20/2017	267,598
EUR	37,768,104	USD	44,777,277	CITI	12/20/2017	61,016
EUR	56,652,153	USD	67,165,995	JPMC	12/20/2017	91,440
GBP	444,841,594	USD	590,089,608	CITI	12/20/2017	7,471,432
GBP	667,262,390	USD	885,136,312	JPMC	12/20/2017	11,205,247
ILS	122,911,600	USD	34,570,610	CITI	12/20/2017	301,688
ILS	179,003,400	USD	50,355,484	JPMC	12/20/2017	431,099
NZD	59,481,200	USD	42,768,979	CITI	12/20/2017	128,085
NZD	89,221,800	USD	64,156,537	JPMC	12/20/2017	189,059
PHP	1,291,322,217	USD	25,132,176	CITI**	12/20/2017	102,795
PHP	1,851,604,815	USD	36,032,813	JPMC**	12/20/2017	151,179
SGD	28,596,679	USD	21,034,924	CITI	12/20/2017	65,713
SGD	40,597,018	USD	29,861,845	JPMC	12/20/2017	93,484
USD	168,424,931	AUD	212,172,000	CITI	12/20/2017	2,151,687
USD	250,022,830	AUD	315,006,000	JPMC	12/20/2017	3,161,466
USD	1,345,414	BRL	4,240,000	CITI**	12/20/2017	20,886
USD	56,916,570	CAD	70,141,200	CITI	12/20/2017	673,846
USD	85,375,615	CAD	105,211,800	JPMC	12/20/2017	1,011,529
USD	269,609	CHF	257,600	CITI	12/20/2017	2,138
USD	404,413	CHF	386,400	JPMC	12/20/2017	3,206
USD	7,378,792	CLP	4,673,273,748	CITI**	12/20/2017	90,467
USD	3,280,552	CLP	2,092,126,156	JPMC**	12/20/2017	17,723
USD	449,275,975	EUR	374,159,200	CITI	12/20/2017	5,074,175
USD	673,913,120	EUR	561,238,800	JPMC	12/20/2017	7,610,420
USD	1,789,478	HKD	13,947,600	CITI	12/20/2017	395
USD	2,684,213	HKD	20,921,400	JPMC	12/20/2017	590
USD	76,137,183	HUF	19,532,948,330	CITI	12/20/2017	1,778,102
USD	114,174,466	HUF	29,288,743,982	JPMC	12/20/2017	2,676,493
USD	2,148,566	IDR	29,034,943,863	CITI**	12/20/2017	9,968
USD	2,162,785	IDR	29,349,140,889	JPMC**	12/20/2017	1,045
USD	1,769,036	ILS	6,219,600	CITI	12/20/2017	4,421
USD	2,285,066	ILS	8,033,400	JPMC	12/20/2017	5,842
USD	68,114,473	INR	4,425,328,774	CITI**	12/20/2017	1,031,312
USD	102,171,582	INR	6,637,993,146	JPMC**	12/20/2017	1,546,841
USD	1,484,055,951	JPY	162,287,849,778	CITI	12/20/2017	36,079,126
USD	2,226,081,740	JPY	243,431,774,646	JPMC	12/20/2017	54,116,504
USD	38,661,219	KRW	43,832,440,039	CITI**	12/20/2017	352,499
USD	49,367,153	KRW	55,998,369,177	JPMC**	12/20/2017	425,642
USD	56,357,870	MXN	1,023,043,405	CITI	12/20/2017	885,734
USD	81,732,207	MXN	1,484,025,603	JPMC	12/20/2017	1,264,389
USD	197,775,141	NOK	1,550,367,218	CITI	12/20/2017	2,758,667
USD	296,680,471	NOK	2,325,550,814	JPMC	12/20/2017	4,155,762
USD	306,897,251	NZD	423,449,755	CITI	12/20/2017	1,510,822
USD	460,345,926	NZD	635,174,626	JPMC	12/20/2017	2,266,287
USD	1,639,783	PHP	83,891,629	CITI**	12/20/2017	376
USD	2,459,672	PHP	125,837,444	JPMC**	12/20/2017	561
USD	8,064,659	PLN	29,184,600	CITI	12/20/2017	65,016
USD	11,341,422	PLN	41,078,400	JPMC	12/20/2017	81,629
USD	105,324,334	SEK	839,323,995	CITI	12/20/2017	1,786,153

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	158,005,898	SEK	1,258,985,989	JPMC	12/20/2017	$2,698,629
USD	1,992,877	SGD	2,692,000	CITI	12/20/2017	6,531
USD	2,633,792	SGD	3,561,000	JPMC	12/20/2017	6,236
USD	212,504,071	TRY	759,207,610	CITI	12/20/2017	4,285,091
USD	318,153,042	TRY	1,136,450,414	JPMC	12/20/2017	6,472,097
USD	3,403,309	TWD	102,466,000	CITI**	12/20/2017	17,848
USD	4,201,890	TWD	126,591,000	JPMC**	12/20/2017	19,343
USD	83,117,800	ZAR	1,118,062,789	CITI	12/20/2017	1,580,389
USD	124,665,986	ZAR	1,677,094,179	JPMC	12/20/2017	2,359,870

Total unrealized appreciation						177,162,115

AUD	1,416,856,023	USD	1,126,668,799	CITI	12/20/2017	(16,318,487)
AUD	2,125,236,033	USD	1,689,965,355	JPMC	12/20/2017	(24,477,504)
BRL	230,975,012	USD	72,737,540	CITI**	12/20/2017	(583,524)
BRL	339,520,517	USD	106,922,434	JPMC**	12/20/2017	(860,015)
CAD	701,420,373	USD	570,149,360	CITI	12/20/2017	(7,715,408)
CAD	1,052,130,558	USD	855,219,148	JPMC	12/20/2017	(11,568,222)
CHF	3,936,400	USD	4,143,502	CITI	12/20/2017	(56,261)
CHF	5,904,600	USD	6,215,261	JPMC	12/20/2017	(84,399)
CLP	37,458,574,220	USD	59,402,616	CITI**	12/20/2017	(983,122)
CLP	55,977,136,828	USD	88,768,501	JPMC**	12/20/2017	(1,467,902)
COP	39,673,370,486	USD	13,489,253	CITI**	12/20/2017	(99,015)
COP	55,397,868,746	USD	18,832,731	JPMC**	12/20/2017	(135,285)
EUR	696,267,879	USD	836,511,202	CITI	12/20/2017	(9,901,980)
EUR	1,044,401,820	USD	1,254,768,487	JPMC	12/20/2017	(14,854,651)
GBP	493,775,589	USD	669,279,780	CITI	12/20/2017	(5,985,119)
GBP	740,663,379	USD	1,003,920,918	JPMC	12/20/2017	(8,978,933)
HUF	25,468,881,249	USD	99,650,094	CITI	12/20/2017	(2,693,782)
HUF	38,202,526,873	USD	149,472,234	JPMC	12/20/2017	(4,040,792)
IDR	730,129,895,204	USD	54,134,617	CITI**	12/20/2017	(356,169)
IDR	1,072,249,962,340	USD	79,491,091	JPMC**	12/20/2017	(513,448)
ILS	68,612,800	USD	19,557,989	CITI	12/20/2017	(91,265)
ILS	53,398,200	USD	15,207,043	JPMC	12/20/2017	(56,985)
INR	8,750,486,383	USD	135,255,355	CITI**	12/20/2017	(2,607,519)
INR	13,125,729,569	USD	202,883,286	JPMC**	12/20/2017	(3,911,532)
JPY	9,194,856,563	USD	84,793,323	CITI	12/20/2017	(2,754,284)
JPY	13,053,956,349	USD	120,371,727	JPMC	12/20/2017	(3,900,739)
KRW	117,339,167,011	USD	103,894,558	CITI**	12/20/2017	(1,342,356)
KRW	172,960,270,509	USD	153,133,342	JPMC**	12/20/2017	(1,969,352)
MXN	4,548,196,010	USD	251,771,282	CITI	12/20/2017	(5,155,991)
MXN	6,751,206,014	USD	373,702,983	JPMC	12/20/2017	(7,634,628)
NOK	3,958,514,036	USD	507,835,124	CITI	12/20/2017	(9,904,415)
NOK	5,937,771,048	USD	761,749,654	JPMC	12/20/2017	(14,853,591)
NZD	254,634,004	USD	185,431,874	CITI	12/20/2017	(1,793,159)
NZD	381,951,004	USD	278,148,158	JPMC	12/20/2017	(2,690,085)
PHP	537,107,611	USD	10,527,547	CITI**	12/20/2017	(31,410)
PHP	805,661,413	USD	15,791,340	JPMC**	12/20/2017	(47,134)
PLN	599,862,804	USD	168,252,260	CITI	12/20/2017	(3,826,906)
PLN	899,101,204	USD	252,185,255	JPMC	12/20/2017	(5,737,179)
SEK	4,593,746,063	USD	573,431,003	CITI	12/20/2017	(6,751,018)
SEK	6,890,619,082	USD	860,155,119	JPMC	12/20/2017	(10,135,143)
SGD	133,272,521	USD	98,894,501	CITI	12/20/2017	(556,682)
SGD	194,619,782	USD	144,422,665	JPMC	12/20/2017	(818,533)
TRY	456,309,400	USD	128,382,114	CITI	12/20/2017	(3,235,480)
TRY	677,016,600	USD	190,461,996	JPMC	12/20/2017	(4,784,582)
TWD	2,526,314,174	USD	84,396,583	CITI**	12/20/2017	(927,545)
TWD	3,621,766,753	USD	121,004,164	JPMC**	12/20/2017	(1,341,537)
USD	47,597,721	AUD	60,834,400	CITI	12/20/2017	(76,492)
USD	71,396,492	AUD	91,251,600	JPMC	12/20/2017	(114,827)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	167,240	BRL	539,000	CITI**	12/20/2017	$(1,138)
USD	17,766,297	CAD	22,218,800	CITI	12/20/2017	(49,848)
USD	26,648,958	CAD	33,328,200	JPMC	12/20/2017	(75,260)
USD	33,269	CLP	21,384,000	CITI**	12/20/2017	(81)
USD	2,477,762	COP	7,438,739,072	CITI**	12/20/2017	(32,902)
USD	168,987,436	EUR	142,733,600	CITI	12/20/2017	(465,894)
USD	253,480,951	EUR	214,100,400	JPMC	12/20/2017	(699,043)
USD	866,634,102	GBP	670,047,997	CITI	12/20/2017	(33,449,395)
USD	1,299,949,528	GBP	1,005,071,995	JPMC	12/20/2017	(50,175,718)
USD	5,690,802	HKD	44,390,000	CITI	12/20/2017	(3,178)
USD	8,536,192	HKD	66,585,000	JPMC	12/20/2017	(4,779)
USD	17,583,428	HUF	4,630,965,557	CITI	12/20/2017	(45,983)
USD	26,384,028	HUF	6,946,448,331	JPMC	12/20/2017	(60,086)
USD	3,091,698	IDR	42,078,162,125	CITI**	12/20/2017	(7,612)
USD	4,637,541	IDR	63,117,243,187	JPMC**	12/20/2017	(11,423)
USD	10,855,628	ILS	38,871,600	CITI	12/20/2017	(172,965)
USD	10,788,449	ILS	38,780,400	JPMC	12/20/2017	(214,270)
USD	15,983,397	INR	1,058,715,624	CITI**	12/20/2017	(65,578)
USD	23,975,065	INR	1,588,073,432	JPMC**	12/20/2017	(98,397)
USD	65,566,300	JPY	7,362,609,041	CITI	12/20/2017	(124,923)
USD	95,121,069	JPY	10,682,050,559	JPMC	12/20/2017	(187,124)
USD	9,671,988	KRW	11,073,045,914	CITI**	12/20/2017	(5,643)
USD	14,507,964	KRW	16,609,568,870	JPMC**	12/20/2017	(8,484)
USD	9,557,494	MXN	176,465,204	CITI	12/20/2017	(10,919)
USD	14,336,053	MXN	264,697,804	JPMC	12/20/2017	(16,566)
USD	425,223,422	NZD	591,635,084	CITI	12/20/2017	(1,456,068)
USD	637,834,333	NZD	887,452,621	JPMC	12/20/2017	(2,184,899)
USD	75,065,336	PHP	3,882,537,582	CITI**	12/20/2017	(807,070)
USD	104,312,949	PHP	5,395,946,369	JPMC**	12/20/2017	(1,134,435)
USD	63,029,919	PLN	230,554,401	CITI	12/20/2017	(166,181)
USD	94,544,759	PLN	345,831,599	JPMC	12/20/2017	(249,388)
USD	26,215,450	SEK	213,249,601	CITI	12/20/2017	(90,810)
USD	39,323,126	SEK	319,874,399	JPMC	12/20/2017	(136,265)
USD	3,922,588	SGD	5,331,600	CITI	12/20/2017	(11,441)
USD	5,683,370	SGD	7,727,400	JPMC	12/20/2017	(18,448)
USD	29,311,858	TRY	107,325,600	CITI	12/20/2017	(123,077)
USD	43,967,732	TRY	160,988,400	JPMC	12/20/2017	(184,671)
USD	3,905,216	TWD	118,286,797	CITI**	12/20/2017	(2,962)
USD	5,857,817	TWD	177,430,195	JPMC**	12/20/2017	(4,450)
USD	7,043,827	ZAR	96,737,204	CITI	12/20/2017	(10,966)
USD	10,565,727	ZAR	145,105,804	JPMC	12/20/2017	(16,462)
ZAR	1,773,932,008	USD	134,158,122	CITI	12/20/2017	(4,789,874)
ZAR	2,660,898,008	USD	201,236,703	JPMC	12/20/2017	(7,184,332)

Total unrealized depreciation						(313,283,395)

Net unrealized depreciation						$(136,121,280)

** Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$4,480,000	$—	$4,480,000

BARC
Cash	—	121,068,780	121,068,780

CITI
Investment Companies	172,677,248	—	172,677,248

GSCO
Cash	—	(12,749,051)	(12,749,051)
U.S. Treasury Bills	—	26,919,464	26,919,464

GSIN
Investment Companies	82,333,215	—	82,333,215

JPMC
Investment Companies	334,673,305	—	334,673,305

JPMS
Cash	—	(45,559,209)	(45,559,209)
U.S. Treasury Bills	—	176,477,597	176,477,597

MSCL
Cash	—	(10,362,621)	(10,362,621)
U.S. Treasury Bills	—	26,268,357	26,268,357

MSCS
Investment Companies	114,580,209	—	114,580,209

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$43,332,380	$—	$43,332,380

GSCO
Cash	—	(31,183,586)	(31,183,586)
U.S. Treasury Bills	—	42,589,216	42,589,216

GSIN
Cash	20,450,000	—	20,450,000

JPPC
Cash	—	55,219	55,219
U.S. Treasury Bills	—	40,357,313	40,357,313

MACQ
Cash	27,130,000	—	27,130,000

MLIN
Cash	47,140,000	—	47,140,000

MSCL
Cash	—	1,137,471	1,137,471
U.S. Treasury Bills	—	100,927,677	100,927,677

SOCG
Cash	17,590,000	—	17,590,000

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 94.4%
INVESTMENT COMPANIES - 19.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (a)(b)	78,271,801	78,271,801
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (a)(b)	10,313,139	10,313,139
Limited Purpose Cash Investment Fund, 0.97% (a)	48,252,661	48,247,836

TOTAL INVESTMENT COMPANIES (Cost $136,832,776)		136,832,776

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 75.1%
U.S. Treasury Bills
0.91%, 10/5/2017 (c)	6,999,000	6,998,576
0.95%, 10/12/2017 (c)	4,104,000	4,102,946
0.95%, 10/19/2017 (c)	3,790,000	3,788,356
0.96%, 10/26/2017 (c)	18,013,000	18,001,757
1.06%, 11/30/2017 (c)	5,426,000	5,417,203
1.07%, 12/7/2017 (c)	19,690,000	19,654,443
1.11%, 12/14/2017 (c)(d)	56,818,000	56,707,682
1.13%, 12/21/2017 (c)	21,173,000	21,126,302
1.12%, 12/28/2017 (c)(d)	17,431,000	17,386,874
1.14%, 1/4/2018 (c)(d)	37,930,000	37,827,712
1.13%, 1/11/2018 (c)(d)	18,016,000	17,964,823
1.14%, 1/25/2018 (c)	71,271,000	71,033,084
1.14%, 2/1/2018 (c)	17,711,000	17,647,078
1.15%, 2/8/2018 (c)(d)	141,436,000	140,888,643
1.12%, 2/15/2018 (c)(d)	27,602,000	27,489,384
1.12%, 2/22/2018 (c)(d)	33,022,000	32,878,368
1.12%, 3/1/2018 (c)(d)	30,089,000	29,948,271
1.18%, 3/29/2018 (c)	4,607,000	4,580,121

TOTAL U.S. TREASURY OBLIGATIONS (Cost $533,322,738)		533,441,623

TOTAL SHORT-TERM INVESTMENTS (Cost $670,155,514)		670,274,399

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.4% (Cost $670,155,514)		670,274,399

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6% (e)		39,832,044

NET ASSETS - 100.0%		710,106,443

(a)	Represents 7-day effective yield as of September 30, 2017.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	All or a portion of the security pledged as collateral for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/03/2017	USD	490,320	$10,700
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/10/2017	USD	(1,056,413)	1,162
Coffee ‘C’ November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/10/2017	USD	(1,728,675)	135,990
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/10/2017	USD	(1,968,769)	91,620
Coffee ‘C’ November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/10/2017	USD	(960,375)	135,805
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/10/2017	USD	(816,319)	28,437
Coffee ‘C’ November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/10/2017	USD	(96,037)	13,406
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2017	USD	(1,882,825)	15,718
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(870,363)	4,765
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/10/2017	USD	(1,779,700)	87,140
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/18/2017	BRL	8,954,280	110,447
KC HRW Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(22,138)	1,266
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	12/14/2017	KRW	16,914,862,500	279,667
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	KRW	17,788,400,000	312,747
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/13/2017	USD	(221,600)	39,616
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/13/2017	USD	(509,680)	96,283
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/13/2017	USD	(1,972,240)	265,414
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/06/2017	USD	(916,440)	13,389

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/01/2017	USD	46,100	$1,100
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/01/2017	USD	3,734,100	85,275
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/01/2017	USD	7,191,600	183,049
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	SGD	1,259,125	2,875
OMXS30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/20/2017	SEK	4,419,225	20,269
SGX FTSE China A50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	10,948,560	7,857
SGX FTSE China A50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	USD	60,025	72
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	3,821,180	14,221
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(255,996)	14,339
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(511,992)	10,806
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(5,238,072)	60,362
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	BANA	12/15/2017	CHF	18,444,620	259,232
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(784,438)	2,975

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(2,465,375)	$91,545
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(4,415,263)	52,544
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(112,063)	7,470

								2,457,563

Cocoa November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/03/2017	USD	(490,320)	(32,860)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/03/2017	USD	(204,300)	(11,935)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/03/2017	USD	(81,720)	(4,840)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/03/2017	USD	(449,460)	(34,821)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/03/2017	USD	(204,300)	(6,502)
Coffee ‘C’ November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	96,038	(9,687)
Coffee ‘C’ November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/10/2017	USD	1,728,675	(186,450)
Coffee ‘C’ November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	960,375	(94,954)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	12/14/2017	USD	(7,051,713)	(16,176)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	581,825	(32,876)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/10/2017	USD	2,327,300	(147,185)
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/10/2017	USD	(581,825)	(8,180)
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/10/2017	USD	(2,361,525)	(8,255)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	1,779,700	(120,088)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	158,211,250	(14,883)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	23,387,750	$(4,716)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	187,583,200	(155,936)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	19,085,500	(12,000)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/13/2017	USD	509,680	(135,118)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/13/2017	USD	221,600	(54,448)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/13/2017	USD	1,972,240	(481,800)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/06/2017	USD	(17,630,560)	(6,592)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/06/2017	USD	17,630,560	(719,765)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/06/2017	USD	916,440	(29,182)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/01/2017	USD	(46,100)	(1,495)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	12/01/2017	USD	(3,734,100)	(73,973)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	2,654,430	(11,542)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	USD	16,272,810	(32,370)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2017	USD	10,293,150	$(99,599)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/27/2017	USD	(5,761,087)	(153,581)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/27/2017	USD	(10,069,800)	(309,723)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/27/2017	USD	5,761,088	(357,938)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/27/2017	USD	(22,560,225)	(642,076)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/27/2017	USD	22,560,225	(652,760)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/27/2017	USD	26,287,987	(1,046,236)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/27/2017	USD	10,069,800	(37,332)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/27/2017	USD	(25,416,563)	(844,527)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(3,821,180)	(57,659)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(2,810,620)	(55,674)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(28,611,480)	(943,064)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	2,810,620	(153,685)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	27,443,020	(644,290)
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(354,456)	(1,572)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	354,456	(6,192)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	6,636,204	$(262,021)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	1,417,824	(95,605)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	511,992	(9,828)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/18/2017	TWD	117,625,200	(107,000)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	112,063	(6,960)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(2,420,550)	(93,397)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	2,465,375	(93,666)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(1,815,413)	(61,674)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(3,473,938)	(152,926)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	4,415,262	(171,722)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	784,437	(23,213)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(2,510,200)	(92,250)

								(9,624,799)

								$(7,167,236)

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	81	10/2017	EUR	$10,279,906	$182,137
Brent Crude Oil	626	10/2017	USD	35,550,539	902,888
CAC 40 10 Euro Index	159	10/2017	EUR	10,009,671	176,716
Hang Seng Index	39	10/2017	HKD	6,868,535	(4,686)
H-Shares Index	73	10/2017	HKD	5,095,870	(27,422)
IBEX 35 Index	104	10/2017	EUR	12,698,617	16,581
LME Aluminum Base Metal	8	10/2017	USD	416,912	28,420
LME Aluminum Base Metal	6	10/2017	USD	312,216	22,302
LME Aluminum Base Metal	6	10/2017	USD	312,101	23,274

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal	5	10/2017	USD	$260,514	$20,435
LME Aluminum Base Metal	5	10/2017	USD	260,459	20,742
LME Aluminum Base Metal	5	10/2017	USD	260,116	18,782
LME Aluminum Base Metal	5	10/2017	USD	260,059	20,216
LME Aluminum Base Metal	4	10/2017	USD	208,550	16,140
LME Aluminum Base Metal	14	10/2017	USD	728,070	50,048
LME Aluminum Base Metal	3	10/2017	USD	156,000	11,901
LME Aluminum Base Metal	1	10/2017	USD	52,013	4,511
LME Aluminum Base Metal	11	10/2017	USD	573,375	41,121
LME Aluminum Base Metal	11	10/2017	USD	572,520	43,126
LME Nickel Base Metal	4	10/2017	USD	250,140	35,606
LME Nickel Base Metal	5	10/2017	USD	312,555	40,874
LME Nickel Base Metal	1	10/2017	USD	62,493	6,123
LME Nickel Base Metal	5	10/2017	USD	312,885	23,069
LME Nickel Base Metal	3	10/2017	USD	187,623	24,824
LME Nickel Base Metal	7	10/2017	USD	438,123	29,250
LME Nickel Base Metal	6	10/2017	USD	375,750	18,081
LME Nickel Base Metal	16	10/2017	USD	1,002,192	23,750
LME Nickel Base Metal	8	10/2017	USD	501,288	8,772
LME Nickel Base Metal	9	10/2017	USD	563,679	24,992
LME Nickel Base Metal	6	10/2017	USD	375,714	28,330
LME Nickel Base Metal	12	10/2017	USD	751,140	59,395
LME Zinc Base Metal	3	10/2017	USD	238,444	31,025
LME Zinc Base Metal	7	10/2017	USD	555,844	60,123
LME Zinc Base Metal	7	10/2017	USD	555,669	62,440
LME Zinc Base Metal	1	10/2017	USD	79,356	8,962
LME Zinc Base Metal	2	10/2017	USD	158,613	18,416
LME Zinc Base Metal	3	10/2017	USD	240,394	31,749
LME Zinc Base Metal	12	10/2017	USD	959,775	124,370
LME Zinc Base Metal	4	10/2017	USD	319,725	42,963
LME Zinc Base Metal	5	10/2017	USD	399,406	49,971
LME Zinc Base Metal	5	10/2017	USD	399,156	43,522
LME Zinc Base Metal	1	10/2017	USD	79,781	9,247
MSCI Singapore Index	138	10/2017	SGD	3,659,958	9,826
NY Harbor ULSD	343	10/2017	USD	26,074,860	874,448
OMXS30 Index	239	10/2017	SEK	4,802,800	98,403
RBOB Gasoline	221	10/2017	USD	14,767,662	(1,637)
SGX NIFTY 50 Index	35	10/2017	USD	686,210	(3,584)
WTI Crude Oil	452	10/2017	USD	23,354,840	266,349
LME Aluminum Base Metal	10	11/2017	USD	522,925	274
LME Aluminum Base Metal	9	11/2017	USD	469,544	12,208
LME Aluminum Base Metal	8	11/2017	USD	418,700	(2,910)
LME Aluminum Base Metal	6	11/2017	USD	313,296	8,345
LME Aluminum Base Metal	6	11/2017	USD	312,975	13,482
LME Aluminum Base Metal	16	11/2017	USD	835,840	3,370
LME Aluminum Base Metal	4	11/2017	USD	209,320	(19)
LME Aluminum Base Metal	4	11/2017	USD	209,110	1,122
LME Aluminum Base Metal	4	11/2017	USD	209,080	1,437
LME Aluminum Base Metal	3	11/2017	USD	156,479	12,021
LME Aluminum Base Metal	3	11/2017	USD	156,441	13,334
LME Aluminum Base Metal	3	11/2017	USD	156,431	12,422
LME Aluminum Base Metal	3	11/2017	USD	156,422	13,315
LME Aluminum Base Metal	12	11/2017	USD	626,163	15,236
LME Aluminum Base Metal	11	11/2017	USD	574,558	3,123
LME Aluminum Base Metal	11	11/2017	USD	574,475	11,993
LME Copper Base Metal	1	11/2017	USD	161,642	(2,082)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal	14	11/2017	USD	$877,506	$10,690
LME Nickel Base Metal	2	11/2017	USD	125,566	(8,733)
LME Nickel Base Metal	2	11/2017	USD	125,513	(1,993)
LME Nickel Base Metal	4	11/2017	USD	251,046	(8,500)
LME Nickel Base Metal	2	11/2017	USD	125,651	(15,910)
LME Nickel Base Metal	6	11/2017	USD	376,218	3,270
LME Nickel Base Metal	2	11/2017	USD	125,502	464
LME Nickel Base Metal	2	11/2017	USD	125,576	(11,789)
LME Nickel Base Metal	5	11/2017	USD	313,545	2,893
LME Nickel Base Metal	2	11/2017	USD	125,430	(3,796)
LME Nickel Base Metal	3	11/2017	USD	188,163	(4,444)
LME Nickel Base Metal	2	11/2017	USD	125,490	(954)
LME Nickel Base Metal	7	11/2017	USD	438,669	10,154
LME Nickel Base Metal	4	11/2017	USD	251,323	(28,959)
LME Nickel Base Metal	7	11/2017	USD	438,711	7,993
LME Nickel Base Metal	5	11/2017	USD	313,994	(34,341)
LME Zinc Base Metal	3	11/2017	USD	237,769	29,609
LME Zinc Base Metal	4	11/2017	USD	316,875	35,696
LME Zinc Base Metal	1	11/2017	USD	79,240	8,025
LME Zinc Base Metal	1	11/2017	USD	79,251	5,124
LME Zinc Base Metal	1	11/2017	USD	79,256	5,757
LME Zinc Base Metal	1	11/2017	USD	79,223	6,439
LME Zinc Base Metal	1	11/2017	USD	79,156	2,830
LME Zinc Base Metal	4	11/2017	USD	316,425	5,544
LME Zinc Base Metal	2	11/2017	USD	158,224	1,335
LME Zinc Base Metal	3	11/2017	USD	237,342	3,879
LME Zinc Base Metal	3	11/2017	USD	237,359	3,599
LME Zinc Base Metal	1	11/2017	USD	79,121	1,180
Low Sulphur Gasoil	655	11/2017	USD	35,517,375	1,682,942
Soybean	83	11/2017	USD	4,018,238	(23,306)
100 oz Gold	364	12/2017	USD	46,766,719	(1,748,588)
Cocoa	1	12/2017	USD	20,430	429
Copper	315	12/2017	USD	23,270,625	(665,719)
Cotton No. 2	16	12/2017	USD	547,600	(13,988)
DAX Index	51	12/2017	EUR	19,285,594	371,903
DJIA CBOT E-Mini Index	386	12/2017	USD	43,127,779	822,254
EURO STOXX 50 Index	472	12/2017	EUR	19,948,959	340,431
Euro-Bobl	612	12/2017	EUR	94,885,484	(253,146)
Euro-Schatz	3,559	12/2017	EUR	471,661,624	(161,133)
FTSE 100 Index	206	12/2017	GBP	20,232,351	(25,926)
FTSE/JSE Top 40 Index	397	12/2017	ZAR	14,701,792	(84,443)
FTSE/MIB Index	35	12/2017	EUR	4,681,033	100,300
KOSPI 200 Index	59	12/2017	KRW	4,090,747	80,325
Live Cattle	1	12/2017	USD	46,100	1,076
LME Aluminum Base Metal	252	12/2017	USD	13,226,850	(28,175)
LME Aluminum Base Metal	7	12/2017	USD	367,511	(5,085)
LME Aluminum Base Metal	7	12/2017	USD	367,462	(12,568)
LME Aluminum Base Metal	7	12/2017	USD	367,308	(222)
LME Aluminum Base Metal	7	12/2017	USD	367,150	(717)
LME Aluminum Base Metal	6	12/2017	USD	314,655	840
LME Aluminum Base Metal	6	12/2017	USD	314,385	567
LME Aluminum Base Metal	20	12/2017	USD	1,050,720	(20,235)
LME Aluminum Base Metal	6	12/2017	USD	314,340	72
LME Aluminum Base Metal	5	12/2017	USD	262,175	(3,712)
LME Aluminum Base Metal	5	12/2017	USD	261,913	1,275
LME Aluminum Base Metal	4	12/2017	USD	209,710	(2,500)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal	4	12/2017	USD	$209,680	$(3,030)
LME Aluminum Base Metal	3	12/2017	USD	157,035	(3,174)
LME Aluminum Base Metal	2	12/2017	USD	105,100	(1,405)
LME Aluminum Base Metal	2	12/2017	USD	105,086	(1,319)
LME Copper Base Metal	41	12/2017	USD	6,641,231	(319,693)
LME Nickel Base Metal	3	12/2017	USD	188,604	(29,205)
LME Nickel Base Metal	3	12/2017	USD	188,731	(11,706)
LME Nickel Base Metal	4	12/2017	USD	251,796	(1,450)
LME Nickel Base Metal	3	12/2017	USD	188,620	(26,398)
LME Nickel Base Metal	2	12/2017	USD	125,789	(14,136)
LME Nickel Base Metal	2	12/2017	USD	125,778	(13,187)
LME Nickel Base Metal	3	12/2017	USD	188,715	(13,612)
LME Nickel Base Metal	3	12/2017	USD	188,779	(12,198)
LME Nickel Base Metal	2	12/2017	USD	125,800	(13,345)
LME Nickel Base Metal	3	12/2017	USD	188,829	(9,547)
LME Nickel Base Metal	5	12/2017	USD	314,964	5,651
LME Nickel Base Metal	4	12/2017	USD	252,000	1,070
LME Nickel Base Metal	12	12/2017	USD	755,825	(3,652)
LME Nickel Base Metal	99	12/2017	USD	6,230,763	(803,180)
LME Nickel Base Metal	2	12/2017	USD	125,725	(18,040)
LME Zinc Base Metal	102	12/2017	USD	8,073,300	76,375
LME Zinc Base Metal	1	12/2017	USD	79,122	94
LME Zinc Base Metal	3	12/2017	USD	237,385	5,477
LME Zinc Base Metal	2	12/2017	USD	158,260	3,905
LME Zinc Base Metal	2	12/2017	USD	158,263	3,620
LME Zinc Base Metal	1	12/2017	USD	79,136	1,759
LME Zinc Base Metal	1	12/2017	USD	79,138	2,410
LME Zinc Base Metal	2	12/2017	USD	158,278	5,873
LME Zinc Base Metal	3	12/2017	USD	237,422	12,640
LME Zinc Base Metal	3	12/2017	USD	237,427	10,694
LME Zinc Base Metal	3	12/2017	USD	237,441	6,020
LME Zinc Base Metal	4	12/2017	USD	316,275	6,663
LME Zinc Base Metal	4	12/2017	USD	316,256	13,881
LME Zinc Base Metal	8	12/2017	USD	632,476	11,955
LME Zinc Base Metal	1	12/2017	USD	79,055	890
MSCI Emerging Markets E-Mini Index	112	12/2017	USD	11,079,040	63,037
MSCI Emerging Markets E-Mini Index	444	12/2017	USD	24,182,460	(331,896)
NASDAQ 100 E-Mini Index	338	12/2017	USD	40,441,699	73,199
Nikkei 225 Index	158	12/2017	JPY	28,588,136	1,406,992
Palladium	60	12/2017	USD	5,621,100	36,731
Russell 2000 E-Mini Index	283	12/2017	USD	21,124,535	906,405
S&P 500 E-Mini Index	322	12/2017	USD	40,509,209	494,223
S&P Midcap 400 E-Mini Index	56	12/2017	USD	10,055,920	373,509
S&P/TSX 60 Index	204	12/2017	CAD	30,040,441	881,273
SPI 200 Index	105	12/2017	AUD	11,670,695	(86,106)
TOPIX Index	217	12/2017	JPY	32,301,711	1,816,055
3 Month Euroswiss	8	9/2018	CHF	2,077,968	(175)

					8,615,522

Short Contracts
LME Aluminum Base Metal	(1)	10/2017	USD	(52,013)	(4,583)
LME Aluminum Base Metal	(3)	10/2017	USD	(156,000)	(12,157)
LME Aluminum Base Metal	(11)	10/2017	USD	(572,520)	(41,828)
LME Aluminum Base Metal	(5)	10/2017	USD	(260,514)	(20,276)
LME Aluminum Base Metal	(5)	10/2017	USD	(260,059)	(20,074)
LME Aluminum Base Metal	(5)	10/2017	USD	(260,459)	(20,190)
LME Aluminum Base Metal	(8)	10/2017	USD	(416,912)	(27,632)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(11)	10/2017	USD	$(573,375)	$(39,598)
LME Aluminum Base Metal	(6)	10/2017	USD	(312,216)	(22,056)
LME Aluminum Base Metal	(4)	10/2017	USD	(208,550)	(16,642)
LME Aluminum Base Metal	(6)	10/2017	USD	(312,101)	(23,929)
LME Aluminum Base Metal	(5)	10/2017	USD	(260,116)	(17,910)
LME Aluminum Base Metal	(14)	10/2017	USD	(728,070)	(49,173)
LME Nickel Base Metal	(1)	10/2017	USD	(62,493)	(6,276)
LME Nickel Base Metal	(6)	10/2017	USD	(375,714)	(29,049)
LME Nickel Base Metal	(12)	10/2017	USD	(751,140)	(58,139)
LME Nickel Base Metal	(6)	10/2017	USD	(375,750)	(17,907)
LME Nickel Base Metal	(7)	10/2017	USD	(438,123)	(28,661)
LME Nickel Base Metal	(16)	10/2017	USD	(1,002,192)	(26,415)
LME Nickel Base Metal	(3)	10/2017	USD	(187,623)	(24,608)
LME Nickel Base Metal	(8)	10/2017	USD	(501,288)	(8,132)
LME Nickel Base Metal	(4)	10/2017	USD	(250,140)	(36,027)
LME Nickel Base Metal	(5)	10/2017	USD	(312,885)	(24,447)
LME Nickel Base Metal	(9)	10/2017	USD	(563,679)	(27,643)
LME Nickel Base Metal	(5)	10/2017	USD	(312,555)	(41,088)
LME Zinc Base Metal	(12)	10/2017	USD	(959,775)	(124,806)
LME Zinc Base Metal	(3)	10/2017	USD	(240,394)	(31,903)
LME Zinc Base Metal	(4)	10/2017	USD	(319,725)	(42,335)
LME Zinc Base Metal	(5)	10/2017	USD	(399,406)	(50,625)
LME Zinc Base Metal	(5)	10/2017	USD	(399,156)	(42,921)
LME Zinc Base Metal	(1)	10/2017	USD	(79,781)	(8,934)
LME Zinc Base Metal	(3)	10/2017	USD	(238,444)	(31,264)
LME Zinc Base Metal	(7)	10/2017	USD	(555,844)	(59,648)
LME Zinc Base Metal	(7)	10/2017	USD	(555,669)	(62,300)
LME Zinc Base Metal	(1)	10/2017	USD	(79,356)	(8,903)
LME Zinc Base Metal	(2)	10/2017	USD	(158,613)	(18,231)
Natural Gas	(334)	10/2017	USD	(10,043,380)	351,900
LME Aluminum Base Metal	(3)	11/2017	USD	(156,422)	(13,207)
LME Aluminum Base Metal	(9)	11/2017	USD	(469,544)	(11,522)
LME Aluminum Base Metal	(6)	11/2017	USD	(312,975)	(14,493)
LME Aluminum Base Metal	(11)	11/2017	USD	(574,475)	(14,781)
LME Aluminum Base Metal	(16)	11/2017	USD	(835,840)	(1,239)
LME Aluminum Base Metal	(11)	11/2017	USD	(574,558)	(5,547)
LME Aluminum Base Metal	(12)	11/2017	USD	(626,163)	(17,198)
LME Aluminum Base Metal	(10)	11/2017	USD	(522,925)	(507)
LME Aluminum Base Metal	(4)	11/2017	USD	(209,110)	(1,122)
LME Aluminum Base Metal	(6)	11/2017	USD	(313,296)	(8,814)
LME Aluminum Base Metal	(3)	11/2017	USD	(156,441)	(13,209)
LME Aluminum Base Metal	(3)	11/2017	USD	(156,431)	(11,882)
LME Aluminum Base Metal	(4)	11/2017	USD	(209,080)	(1,872)
LME Aluminum Base Metal	(8)	11/2017	USD	(418,700)	2,728
LME Aluminum Base Metal	(4)	11/2017	USD	(209,320)	(130)
LME Aluminum Base Metal	(3)	11/2017	USD	(156,479)	(10,858)
LME Copper Base Metal	(1)	11/2017	USD	(161,642)	2,206
LME Nickel Base Metal	(7)	11/2017	USD	(438,669)	(11,546)
LME Nickel Base Metal	(7)	11/2017	USD	(438,711)	(8,318)
LME Nickel Base Metal	(14)	11/2017	USD	(877,506)	(7,972)
LME Nickel Base Metal	(3)	11/2017	USD	(188,163)	5,125
LME Nickel Base Metal	(2)	11/2017	USD	(125,502)	(275)
LME Nickel Base Metal	(5)	11/2017	USD	(313,545)	(4,002)
LME Nickel Base Metal	(6)	11/2017	USD	(376,218)	(2,922)
LME Nickel Base Metal	(2)	11/2017	USD	(125,430)	4,267
LME Nickel Base Metal	(2)	11/2017	USD	(125,513)	931

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(2)	11/2017	USD	$(125,576)	$11,753
LME Nickel Base Metal	(5)	11/2017	USD	(313,994)	34,412
LME Nickel Base Metal	(4)	11/2017	USD	(251,323)	29,647
LME Nickel Base Metal	(2)	11/2017	USD	(125,651)	16,184
LME Nickel Base Metal	(2)	11/2017	USD	(125,490)	1,585
LME Nickel Base Metal	(2)	11/2017	USD	(125,566)	9,308
LME Nickel Base Metal	(4)	11/2017	USD	(251,046)	8,540
LME Zinc Base Metal	(3)	11/2017	USD	(237,769)	(30,401)
LME Zinc Base Metal	(4)	11/2017	USD	(316,875)	(34,980)
LME Zinc Base Metal	(3)	11/2017	USD	(237,359)	(3,366)
LME Zinc Base Metal	(1)	11/2017	USD	(79,240)	(8,593)
LME Zinc Base Metal	(4)	11/2017	USD	(316,425)	(5,436)
LME Zinc Base Metal	(2)	11/2017	USD	(158,224)	(736)
LME Zinc Base Metal	(1)	11/2017	USD	(79,121)	(798)
LME Zinc Base Metal	(1)	11/2017	USD	(79,223)	(6,375)
LME Zinc Base Metal	(1)	11/2017	USD	(79,156)	(3,800)
LME Zinc Base Metal	(3)	11/2017	USD	(237,342)	(3,024)
LME Zinc Base Metal	(1)	11/2017	USD	(79,251)	(5,254)
LME Zinc Base Metal	(1)	11/2017	USD	(79,256)	(5,609)
3 Month Canadian Bank Acceptance	(3)	12/2017	CAD	(591,284)	864
3 Month Euro Euribor	(182)	12/2017	EUR	(53,781,828)	10,096
3 Month Euro Euribor	(2)	12/2017	EUR	(592,871)	(175)
3 Month Eurodollar	(1)	12/2017	USD	(246,300)	(21)
3 Month Euroswiss	(4)	12/2017	CHF	(1,040,223)	(304)
3 Month Sterling	(672)	12/2017	GBP	(111,378,118)	158,618
3 Month Sterling	(1)	12/2017	GBP	(166,612)	98
ASX 90 Day Bank Accepted Bill	(1)	12/2017	AUD	(780,972)	5
Australia 10 Year Bond	(897)	12/2017	AUD	(89,387,518)	1,513,581
Australia 3 Year Bond	(4,351)	12/2017	AUD	(378,954,720)	1,445,062
Canada 10 Year Bond	(284)	12/2017	CAD	(30,795,592)	569,891
Cocoa	(181)	12/2017	GBP	(3,676,906)	(42,062)
Coffee ‘C’	(26)	12/2017	USD	(1,248,488)	3,596
Corn	(470)	12/2017	USD	(8,348,375)	147,960
Euro-BTP	(31)	12/2017	EUR	(4,944,786)	6,725
Euro-Bund	(97)	12/2017	EUR	(18,458,879)	18,324
Euro-Buxl	(91)	12/2017	EUR	(17,559,086)	376,449
Euro-OAT	(46)	12/2017	EUR	(8,434,558)	29,179
Japan 10 Year Bond	(35)	12/2017	JPY	(46,765,163)	5,991
KC HRW Wheat	(182)	12/2017	USD	(4,029,025)	(127,644)
Lean Hogs	(37)	12/2017	USD	(887,260)	(47,302)
LME Aluminum Base Metal	(2)	12/2017	USD	(105,086)	1,276
LME Aluminum Base Metal	(2)	12/2017	USD	(105,100)	1,491
LME Aluminum Base Metal	(20)	12/2017	USD	(1,050,720)	19,174
LME Aluminum Base Metal	(7)	12/2017	USD	(367,511)	8,312
LME Aluminum Base Metal	(98)	12/2017	USD	(5,143,775)	64,065
LME Aluminum Base Metal	(6)	12/2017	USD	(314,385)	(118)
LME Aluminum Base Metal	(4)	12/2017	USD	(209,680)	2,736
LME Aluminum Base Metal	(7)	12/2017	USD	(367,462)	13,267
LME Aluminum Base Metal	(6)	12/2017	USD	(314,340)	1,010
LME Aluminum Base Metal	(7)	12/2017	USD	(367,308)	(1,266)
LME Aluminum Base Metal	(6)	12/2017	USD	(314,655)	(826)
LME Aluminum Base Metal	(4)	12/2017	USD	(209,710)	2,567
LME Aluminum Base Metal	(5)	12/2017	USD	(261,913)	(919)
LME Aluminum Base Metal	(5)	12/2017	USD	(262,175)	2,678
LME Aluminum Base Metal	(7)	12/2017	USD	(367,150)	(1,233)
LME Aluminum Base Metal	(3)	12/2017	USD	(157,035)	2,799

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(12)	12/2017	USD	$(755,825)	$79
LME Nickel Base Metal	(4)	12/2017	USD	(252,000)	1,229
LME Nickel Base Metal	(3)	12/2017	USD	(188,829)	9,631
LME Nickel Base Metal	(4)	12/2017	USD	(251,796)	1,931
LME Nickel Base Metal	(3)	12/2017	USD	(188,715)	13,939
LME Nickel Base Metal	(3)	12/2017	USD	(188,604)	29,394
LME Nickel Base Metal	(2)	12/2017	USD	(125,725)	18,474
LME Nickel Base Metal	(2)	12/2017	USD	(125,778)	14,250
LME Nickel Base Metal	(55)	12/2017	USD	(3,461,535)	180,317
LME Nickel Base Metal	(3)	12/2017	USD	(188,731)	10,795
LME Nickel Base Metal	(5)	12/2017	USD	(314,964)	(5,133)
LME Nickel Base Metal	(2)	12/2017	USD	(125,800)	12,376
LME Nickel Base Metal	(3)	12/2017	USD	(188,620)	24,351
LME Nickel Base Metal	(2)	12/2017	USD	(125,789)	14,450
LME Nickel Base Metal	(3)	12/2017	USD	(188,779)	12,334
LME Zinc Base Metal	(42)	12/2017	USD	(3,324,300)	(90,002)
LME Zinc Base Metal	(1)	12/2017	USD	(79,055)	(764)
LME Zinc Base Metal	(1)	12/2017	USD	(79,136)	(2,104)
LME Zinc Base Metal	(1)	12/2017	USD	(79,122)	(142)
LME Zinc Base Metal	(2)	12/2017	USD	(158,278)	(6,133)
LME Zinc Base Metal	(3)	12/2017	USD	(237,422)	(12,180)
LME Zinc Base Metal	(2)	12/2017	USD	(158,263)	(4,441)
LME Zinc Base Metal	(2)	12/2017	USD	(158,260)	(2,772)
LME Zinc Base Metal	(4)	12/2017	USD	(316,275)	(7,106)
LME Zinc Base Metal	(4)	12/2017	USD	(316,256)	(11,642)
LME Zinc Base Metal	(3)	12/2017	USD	(237,427)	(10,485)
LME Zinc Base Metal	(3)	12/2017	USD	(237,441)	(6,634)
LME Zinc Base Metal	(1)	12/2017	USD	(79,138)	(2,489)
LME Zinc Base Metal	(8)	12/2017	USD	(632,476)	(11,224)
LME Zinc Base Metal	(3)	12/2017	USD	(237,385)	(5,683)
Long Gilt	(294)	12/2017	GBP	(48,803,764)	387,717
Silver	(24)	12/2017	USD	(2,001,120)	20,243
Soybean Meal	(5)	12/2017	USD	(157,900)	(2,969)
Soybean Oil	(18)	12/2017	USD	(354,456)	1,383
U.S. Treasury 10 Year Note	(330)	12/2017	USD	(41,353,125)	316,163
U.S. Treasury 2 Year Note	(676)	12/2017	USD	(145,815,313)	96,234
U.S. Treasury 5 Year Note	(577)	12/2017	USD	(67,797,500)	199,353
U.S. Treasury Long Bond	(228)	12/2017	USD	(34,841,250)	267,253
U.S. Treasury Ultra Bond	(113)	12/2017	USD	(18,659,125)	297,192
Wheat	(1)	12/2017	USD	(22,413)	(674)
Palladium	(40)	1/2018	USD	(1,831,000)	24,831
Sugar No. 11	(314)	2/2018	USD	(4,958,688)	163,507
3 Month Canadian Bank Acceptance	(279)	3/2018	CAD	(54,888,820)	165,462
3 Month Euro Euribor	(163)	3/2018	EUR	(48,311,729)	(27,777)
3 Month Eurodollar	(983)	3/2018	USD	(241,842,574)	60,311
3 Month Euroswiss	(26)	3/2018	CHF	(6,759,436)	(213)
3 Month Sterling	(740)	3/2018	GBP	(123,119,533)	104,546
ASX 90 Day Bank Accepted Bill	(279)	3/2018	AUD	(217,848,468)	(4,787)
3 Month Canadian Bank Acceptance	(93)	6/2018	CAD	(18,275,776)	5,964
3 Month Euro Euribor	(85)	6/2018	EUR	(25,188,210)	(10,908)
3 Month Eurodollar	(874)	6/2018	USD	(214,785,499)	69,385
3 Month Euroswiss	(3)	6/2018	CHF	(779,625)	(195)
3 Month Sterling	(732)	6/2018	GBP	(121,665,901)	146,699
ASX 90 Day Bank Accepted Bill	(277)	6/2018	AUD	(216,233,756)	4,639
3 Month Euro Euribor	(74)	9/2018	EUR	(21,920,906)	(11,178)
3 Month Eurodollar	(725)	9/2018	USD	(178,023,749)	63,615

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
3 Month Sterling	(709)	9/2018	GBP	$(117,759,935)	$171,430
3 Month Euro Euribor	(71)	12/2018	EUR	(21,021,731)	(5,013)
3 Month Eurodollar	(693)	12/2018	USD	(170,018,887)	47,519
3 Month Sterling	(693)	12/2018	GBP	(115,044,408)	178,121
3 Month Euro Euribor	(151)	3/2019	EUR	(44,679,188)	(23,525)
3 Month Eurodollar	(639)	3/2019	USD	(156,698,774)	(79,615)
3 Month Sterling	(671)	3/2019	GBP	(111,336,009)	171,558
3 Month Euro Euribor	(225)	6/2019	EUR	(66,531,736)	(15,911)
3 Month Eurodollar	(624)	6/2019	USD	(152,950,200)	82,886
3 Month Sterling	(665)	6/2019	GBP	(110,284,762)	177,578
3 Month Eurodollar	(570)	9/2019	USD	(139,657,125)	132,565

					6,604,437

					15,219,959

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	7,966,971	USD	2,480,924	CITI**	12/20/2017	$7,868
BRL	10,676,956	USD	3,325,653	JPMC**	12/20/2017	9,709
CAD	49,829,272	USD	39,729,904	CITI	12/20/2017	225,700
CAD	74,743,907	USD	59,594,929	JPMC	12/20/2017	338,476
CLP	52,516,000	USD	81,752	CITI**	12/20/2017	151
COP	8,340,997,354	USD	2,797,006	CITI**	12/20/2017	18,180
COP	11,501,772,550	USD	3,857,756	JPMC**	12/20/2017	24,231
EUR	3,392,398	USD	4,021,974	CITI	12/20/2017	5,481
EUR	5,088,597	USD	6,032,969	JPMC	12/20/2017	8,213
GBP	40,369,200	USD	53,558,609	CITI	12/20/2017	669,821
GBP	60,553,800	USD	80,338,073	JPMC	12/20/2017	1,004,571
HKD	162,000	USD	20,764	CITI	12/20/2017	16
HKD	243,000	USD	31,146	JPMC	12/20/2017	24
ILS	11,135,400	USD	3,131,892	CITI	12/20/2017	27,427
ILS	16,128,600	USD	4,537,139	JPMC	12/20/2017	38,844
JPY	56,985,000	USD	508,380	CITI	12/20/2017	56
NZD	5,777,600	USD	4,154,452	CITI	12/20/2017	12,277
NZD	8,666,400	USD	6,231,996	JPMC	12/20/2017	18,098
PHP	122,440,200	USD	2,382,819	CITI**	12/20/2017	9,903
PHP	175,468,800	USD	3,414,439	JPMC**	12/20/2017	14,566
SGD	2,813,091	USD	2,069,249	CITI	12/20/2017	6,445
SGD	3,616,636	USD	2,660,336	JPMC	12/20/2017	8,272
USD	17,147,162	AUD	21,590,200	CITI	12/20/2017	227,528
USD	25,364,976	AUD	31,942,800	JPMC	12/20/2017	332,300
USD	323,796	BRL	1,023,000	CITI**	12/20/2017	4,222
USD	6,423,661	CAD	7,913,600	CITI	12/20/2017	78,141
USD	9,635,626	CAD	11,870,400	JPMC	12/20/2017	117,345
USD	61,346	CHF	58,400	CITI	12/20/2017	708
USD	92,020	CHF	87,600	JPMC	12/20/2017	1,063
USD	778,550	CLP	492,978,997	CITI**	12/20/2017	9,712
USD	327,716	CLP	208,994,995	JPMC**	12/20/2017	1,772
USD	40,926,600	EUR	34,083,200	CITI	12/20/2017	463,025
USD	61,389,824	EUR	51,124,800	JPMC	12/20/2017	694,460
USD	15,293	HKD	119,200	CITI	12/20/2017	3

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	22,940	HKD	178,800	JPMC	12/20/2017	$5
USD	6,622,993	HUF	1,699,789,809	CITI	12/20/2017	152,141
USD	9,931,797	HUF	2,548,744,199	JPMC	12/20/2017	229,100
USD	322,965	IDR	4,349,138,351	CITI**	12/20/2017	2,626
USD	203,152	IDR	2,756,784,537	JPMC**	12/20/2017	98
USD	184,303	ILS	648,000	CITI	12/20/2017	453
USD	214,188	ILS	753,000	JPMC	12/20/2017	547
USD	6,228,164	INR	404,650,000	CITI**	12/20/2017	94,111
USD	9,342,234	INR	606,975,000	JPMC**	12/20/2017	141,154
USD	133,038,382	JPY	14,544,905,248	CITI	12/20/2017	3,264,737
USD	198,911,277	JPY	21,746,826,356	JPMC	12/20/2017	4,880,112
USD	3,422,336	KRW	3,880,192,969	CITI**	12/20/2017	31,122
USD	4,333,801	KRW	4,916,213,951	JPMC**	12/20/2017	37,123
USD	5,246,826	MXN	95,201,600	CITI	12/20/2017	84,742
USD	7,431,716	MXN	134,903,400	JPMC	12/20/2017	116,894
USD	18,784,944	NOK	147,234,800	CITI	12/20/2017	264,679
USD	28,179,135	NOK	220,852,200	JPMC	12/20/2017	398,738
USD	27,991,251	NZD	38,619,566	CITI	12/20/2017	139,323
USD	41,986,881	NZD	57,929,351	JPMC	12/20/2017	208,989
USD	147,678	PHP	7,555,259	CITI**	12/20/2017	34
USD	221,517	PHP	11,332,890	JPMC**	12/20/2017	51
USD	879,178	PLN	3,163,400	CITI	12/20/2017	12,075
USD	566,629	PLN	2,049,600	JPMC	12/20/2017	4,824
USD	11,051,129	SEK	88,011,200	CITI	12/20/2017	194,154
USD	16,578,533	SEK	132,016,800	JPMC	12/20/2017	293,070
USD	285,709	SGD	385,600	CITI	12/20/2017	1,187
USD	301,236	SGD	407,400	JPMC	12/20/2017	629
USD	18,986,608	TRY	67,829,600	CITI	12/20/2017	383,778
USD	28,433,902	TRY	101,561,400	JPMC	12/20/2017	579,847
USD	346,138	TWD	10,419,200	CITI**	12/20/2017	1,888
USD	377,173	TWD	11,362,800	JPMC**	12/20/2017	1,748
USD	7,715,490	ZAR	103,777,200	CITI	12/20/2017	147,288
USD	11,572,243	ZAR	155,665,800	JPMC	12/20/2017	219,941

Total unrealized appreciation						16,265,816

AUD	130,335,800	USD	103,613,371	CITI	12/20/2017	(1,472,861)
AUD	195,319,200	USD	155,272,847	JPMC	12/20/2017	(2,206,670)
BRL	21,508,829	USD	6,772,691	CITI**	12/20/2017	(53,572)
BRL	31,228,244	USD	9,834,457	JPMC**	12/20/2017	(79,102)
CAD	62,738,728	USD	50,997,019	CITI	12/20/2017	(689,968)
CAD	94,108,093	USD	76,495,413	JPMC	12/20/2017	(1,034,836)
CLP	3,466,577,448	USD	5,496,523	CITI**	12/20/2017	(90,132)
CLP	4,978,182,672	USD	7,894,398	JPMC**	12/20/2017	(130,544)
COP	3,461,139,022	USD	1,176,483	CITI**	12/20/2017	(8,307)
COP	4,442,382,026	USD	1,509,394	JPMC**	12/20/2017	(10,037)
EUR	62,986,001	USD	75,672,378	CITI	12/20/2017	(895,399)
EUR	94,479,001	USD	113,508,718	JPMC	12/20/2017	(1,343,248)
GBP	44,873,200	USD	60,821,524	CITI	12/20/2017	(542,818)
GBP	67,309,800	USD	91,232,401	JPMC	12/20/2017	(814,340)
HUF	2,242,685,594	USD	8,774,781	CITI	12/20/2017	(237,204)
HUF	3,364,028,390	USD	13,162,188	JPMC	12/20/2017	(355,823)
IDR	68,200,798,608	USD	5,056,313	CITI**	12/20/2017	(32,915)
IDR	96,127,214,472	USD	7,126,377	JPMC**	12/20/2017	(46,031)
ILS	6,015,600	USD	1,714,679	CITI	12/20/2017	(7,941)
ILS	4,946,400	USD	1,408,660	JPMC	12/20/2017	(5,275)
INR	799,342,397	USD	12,355,303	CITI**	12/20/2017	(238,143)
INR	1,199,013,595	USD	18,532,977	JPMC**	12/20/2017	(357,238)
JPY	702,031,198	USD	6,476,510	CITI	12/20/2017	(212,794)
JPY	1,046,428,794	USD	9,653,168	JPMC	12/20/2017	(316,643)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
KRW	10,017,875,690	USD	8,868,590	CITI**	12/20/2017	$(113,157)
KRW	14,746,823,527	USD	13,054,120	JPMC**	12/20/2017	(165,677)
MXN	414,743,997	USD	22,959,106	CITI	12/20/2017	(470,582)
MXN	609,362,995	USD	33,730,671	JPMC	12/20/2017	(689,388)
NOK	363,414,400	USD	46,621,288	CITI	12/20/2017	(908,379)
NOK	545,121,600	USD	69,931,664	JPMC	12/20/2017	(1,362,301)
NZD	24,479,600	USD	17,826,684	CITI	12/20/2017	(172,316)
NZD	36,719,400	USD	26,740,060	JPMC	12/20/2017	(258,509)
PHP	49,176,800	USD	963,884	CITI**	12/20/2017	(2,873)
PHP	73,765,200	USD	1,445,828	JPMC**	12/20/2017	(4,311)
PLN	53,759,601	USD	15,078,751	CITI	12/20/2017	(342,979)
PLN	80,588,400	USD	22,603,914	JPMC	12/20/2017	(514,236)
SEK	422,382,400	USD	52,730,735	CITI	12/20/2017	(626,058)
SEK	633,573,600	USD	79,096,923	JPMC	12/20/2017	(939,909)
SGD	11,859,909	USD	8,800,889	CITI	12/20/2017	(49,815)
SGD	17,584,364	USD	13,048,971	JPMC	12/20/2017	(73,994)
TRY	40,850,400	USD	11,494,088	CITI	12/20/2017	(290,528)
TRY	60,600,600	USD	17,049,756	JPMC	12/20/2017	(429,539)
TWD	229,349,200	USD	7,661,808	CITI**	12/20/2017	(84,146)
TWD	325,771,800	USD	10,884,382	JPMC**	12/20/2017	(120,931)
USD	4,656,306	AUD	5,951,200	CITI	12/20/2017	(7,483)
USD	6,984,450	AUD	8,926,800	JPMC	12/20/2017	(11,233)
USD	67,880	BRL	218,000	CITI**	12/20/2017	(220)
USD	1,325,522	CAD	1,657,200	CITI	12/20/2017	(3,304)
USD	1,988,254	CAD	2,485,800	JPMC	12/20/2017	(4,985)
USD	204,604	COP	613,018,992	CITI**	12/20/2017	(2,298)
USD	14,884,709	EUR	12,572,800	CITI	12/20/2017	(41,719)
USD	22,327,043	EUR	18,859,200	JPMC	12/20/2017	(62,598)
USD	79,091,843	GBP	61,154,001	CITI	12/20/2017	(3,057,059)
USD	118,637,615	GBP	91,731,001	JPMC	12/20/2017	(4,585,737)
USD	330,776	HKD	2,578,800	CITI	12/20/2017	(11)
USD	496,163	HKD	3,868,200	JPMC	12/20/2017	(17)
USD	1,590,514	HUF	418,895,208	CITI	12/20/2017	(4,159)
USD	2,386,576	HUF	628,342,808	JPMC	12/20/2017	(5,433)
USD	285,363	IDR	3,883,810,407	CITI**	12/20/2017	(703)
USD	428,045	IDR	5,825,715,609	JPMC**	12/20/2017	(1,054)
USD	958,741	ILS	3,432,000	CITI	12/20/2017	(14,981)
USD	930,557	ILS	3,345,000	JPMC	12/20/2017	(18,481)
USD	1,471,842	INR	97,491,600	CITI**	12/20/2017	(6,024)
USD	2,207,761	INR	146,237,400	JPMC**	12/20/2017	(9,038)
USD	5,102,359	JPY	572,884,404	CITI	12/20/2017	(9,073)
USD	7,653,528	JPY	859,326,604	JPMC	12/20/2017	(13,620)
USD	872,220	KRW	998,571,213	CITI**	12/20/2017	(513)
USD	1,308,328	KRW	1,497,856,819	JPMC**	12/20/2017	(770)
USD	888,453	MXN	16,404,000	CITI	12/20/2017	(1,015)
USD	1,332,663	MXN	24,606,000	JPMC	12/20/2017	(1,540)
USD	39,348,459	NZD	54,748,034	CITI	12/20/2017	(135,107)
USD	59,022,613	NZD	82,122,049	JPMC	12/20/2017	(202,735)
USD	6,949,980	PHP	359,467,941	CITI**	12/20/2017	(74,730)
USD	9,602,139	PHP	496,709,910	JPMC**	12/20/2017	(104,548)
USD	5,782,343	PLN	21,151,200	CITI	12/20/2017	(15,306)
USD	8,673,503	PLN	31,726,800	JPMC	12/20/2017	(22,969)
USD	2,412,216	SEK	19,622,800	CITI	12/20/2017	(8,433)
USD	3,618,320	SEK	29,434,200	JPMC	12/20/2017	(12,653)
USD	391,710	SGD	532,400	CITI	12/20/2017	(1,132)
USD	587,386	SGD	798,600	JPMC	12/20/2017	(1,878)
USD	2,605,921	TRY	9,541,600	CITI	12/20/2017	(10,942)
USD	3,908,876	TRY	14,312,400	JPMC	12/20/2017	(16,418)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	372,578	TWD	11,285,200	CITI**	12/20/2017	$(283)
USD	558,866	TWD	16,927,800	JPMC**	12/20/2017	(426)
USD	657,365	ZAR	9,028,000	CITI	12/20/2017	(1,023)
USD	986,047	ZAR	13,542,000	JPMC	12/20/2017	(1,536)
ZAR	163,627,600	USD	12,373,620	CITI	12/20/2017	(440,685)
ZAR	245,441,400	USD	18,560,357	JPMC	12/20/2017	(660,954)

Total unrealized depreciation						(28,376,295)

Net unrealized depreciation						$(12,110,479)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$20,000	$—	$20,000

BARC
Cash	—	10,598,066	10,598,066

CITI
Investment Companies	15,451,382	—	15,451,382

GSCO
Cash	—	1,264,366	1,264,366

GSIN
Investment Companies	10,313,139	—	10,313,139

JPMC Cash	1,290,000	—	1,290,000
Investment Companies	28,744,250	—	28,744,250

JPMS
Cash	—	6,230,082	6,230,082

MSCL
Cash	—	1,373,511	1,373,511

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$4,566,050	$—	$4,566,050

GSCO
Cash	—	648,766	648,766

GSIN
Cash	1,720,000	—	1,720,000

JPPC
Cash	—	2,449,336	2,449,336

MACQ
Cash	2,410,000	—	2,410,000

MSCL
Cash US Treasury Bills	— —	125,210 9,131,318	125,210 9,131,318

SOCG
Cash	2,550,000	—	2,550,000

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 109.5%
COMMON STOCKS - 2.8%
Israel - 0.0% (a)
Nice Ltd., ADR (1)(b)	3,824	310,929

United States - 2.8%
Bankrate, Inc. (1)*	291,429	4,065,435
Blackhawk Network Holdings, Inc. (1)*(b)	40,636	1,779,857
Brocade Communications Systems, Inc. (1)(b)	35,554	424,870
Expedia, Inc. (1)(b)	3,084	443,911
Genworth Financial, Inc., Class A (1)*	328,165	1,263,435
Macquarie Infrastructure Corp. (1)(b)	4,239	305,971
Monsanto Co. (1)	154,642	18,529,204
Neurocrine Biosciences, Inc. (1)*(b)	33,283	2,039,582
Nuance Communications, Inc. (1)*(b)	23,346	366,999
Panera Bread Co., Class A (3)*(c)	38,740	12,099,751
PharMerica Corp. (1)*	51,415	1,506,460
Priceline Group, Inc. (The) (1)*	1,543	2,824,955
Proofpoint, Inc. (1)*	1,350	117,747
RealPage, Inc. (1)*(b)	16,986	677,741
ServiceNow, Inc. (1)*(b)	7,096	833,993
Square, Inc., Class A (1)*(b)	45,835	1,320,506
Teladoc, Inc. (1)*(b)	8,420	279,123
Tesla, Inc. (1)*(b)	35,100	11,972,610
VWR Corp. (1)*	537,524	17,797,420
West Corp. (1)	20,048	470,527
Westar Energy, Inc. (1)	192,456	9,545,818
WGL Holdings, Inc. (1)	32,436	2,731,111

		91,397,026

TOTAL COMMON STOCKS (Cost $89,142,447)		91,707,955

CONVERTIBLE PREFERRED STOCKS - 9.2%

China - 3.6%
Mandatory Exchangeable Trust $100 par, 5.75%, 6/3/2019 (b)(d)	610,168	119,666,148

Israel - 0.6%
Teva Pharmaceutical Industries Ltd. $1,000 par, 7.00%, 12/15/2018 (1)	54,225	18,688,104

United States - 5.0%
Allergan plc Series A, $1,000 par, 5.50%, 3/1/2018 (1)(b)	43,225	31,892,270
Anthem, Inc. $50 par, 5.25%, 5/1/2018 (1)(b)	549,150	28,715,053
Becton Dickinson and Co. Series A, $50 par, 6.13%, 5/1/2020 (1)(b)	101,050	5,584,023
Black Hills Corp. $50 par, 7.75%, 11/1/2018 (1)(b)	134,716	10,161,628
Bunge Ltd. $100 par, 4.88%, 12/31/2049 (1)(b)(e)	59,900	6,230,457
Dominion Energy, Inc. Series A, $50 par, 6.75%, 8/15/2019 (1)(b)	277,350	14,075,513
NCR Corp. Series A, $1,000 par, 5.50%, 12/31/2049 (b)(e)	3,519	5,101,670
Post Holdings, Inc. $100 par, 2.50%, 12/31/2049 (b)(e)	44,502	7,348,393

INVESTMENTS	SHARES	VALUE ($)
United States - 5.0% (continued)
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (1)(b)	35,625	2,073,731
Southwestern Energy Co. Series B, $50 par, 6.25%, 1/15/2018 (1)(b)	379,300	5,408,818
T-Mobile US, Inc. $50 par, 5.50%, 12/15/2017 (1)(b)	329,425	32,912,852
Welltower, Inc., REIT Series I, $50 par, 6.50%, 12/31/2049 (1)(b)(e)	221,875	14,073,531

		163,577,939

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $291,860,574)		301,932,191

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - 17.9%

Canada - 0.4%
Element Fleet Management Corp. 5.13%, 6/30/2019 (b)(d)	1,022,000	827,232
4.25%, 6/30/2020 (b)(d)	14,346,000	11,353,777

		12,181,009

Mexico - 0.1%
Cemex SAB de CV 3.72%, 3/15/2020 (b)	4,925,000	5,516,000

Monaco - 0.1%
Scorpio Tankers, Inc. 2.38%, 7/1/2019 (b)(d)	2,700,000	2,424,938

Norway - 0.1%
Ship Finance International Ltd. 5.75%, 10/15/2021 (b)	3,600,000	3,757,500

United States - 17.2%
Acorda Therapeutics, Inc. 1.75%, 6/15/2021 (b)	4,300,000	3,880,750
Allegheny Technologies, Inc.
4.75%, 7/1/2022 (b)	6,750,000	12,352,500
Allscripts Healthcare Solutions, Inc. 1.25%, 7/1/2020	525,000	555,844
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(c)(d)(f)	200,000	—
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022	2,450,000	2,382,625
Anthem, Inc. 2.75%, 10/15/2042 (b)	13,475,000	34,967,625
Apollo Commercial Real Estate Finance, Inc., REIT 5.50%, 3/15/2019	5,175,000	5,595,469
4.75%, 8/23/2022	1,725,000	1,754,109
Ares Capital Corp. 3.75%, 2/1/2022 (b)(d)	3,800,000	3,866,500
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024	1,775,000	2,260,906
Blackstone Mortgage Trust, Inc., REIT 4.38%, 5/5/2022	2,350,000	2,364,688
Brookdale Senior Living, Inc. 2.75%, 6/15/2018 (b)	1,175,000	1,169,125
Chesapeake Energy Corp. 5.50%, 9/15/2026 (b)(d)	10,375,000	9,519,063
Ciena Corp. 3.75%, 10/15/2018 (b)	2,650,000	3,204,844
Colony NorthStar, Inc., REIT 3.88%, 1/15/2021 (b)	3,150,000	3,159,844

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI - STRATGEY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 17.2% (continued)
CSG Systems International, Inc. 4.25%, 3/15/2036	675,000	721,406
DISH Network Corp. 3.38%, 8/15/2026 (b)	16,675,000	18,655,156
Echo Global Logistics, Inc. 2.50%, 5/1/2020 (b)	375,000	360,703
Emergent BioSolutions, Inc. 2.88%, 1/15/2021 (b)	5,375,000	7,723,203
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024 (b)(d)	950,000	807,500
Euronet Worldwide, Inc. 1.50%, 10/1/2044 (b)	6,100,000	8,250,250
EZCORP, Inc. 2.13%, 6/15/2019 (b)	3,975,000	3,870,656
General Cable Corp. 4.50%, 11/15/2029 (b)(g)	1,595,000	1,415,562
Huron Consulting Group, Inc. 1.25%, 10/1/2019 (b)	3,000,000	2,797,500
Innoviva, Inc. 2.13%, 1/15/2023 (b)	2,500,000	2,439,063
Inphi Corp. 1.13%, 12/1/2020 (b)	636,000	778,702
0.75%, 9/1/2021 (d)	4,500,000	4,609,688
Intel Corp. 3.25%, 8/1/2039 (b)	30,250,000	55,584,375
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	10,075,000	10,641,719
iStar, Inc., REIT 3.13%, 9/15/2022 (d)	775,000	781,781
LendingTree, Inc. 0.63%, 6/1/2022 (d)	2,100,000	2,774,625
Meritor, Inc. 3.25%, 10/15/2037 (d)	4,200,000	4,449,375
Microchip Technology, Inc. 2.25%, 2/15/2037 (b)(d)	10,865,000	13,139,859
Micron Technology, Inc.
Series F, 2.13%, 2/15/2033 (b)	7,175,000	25,619,234
Molina Healthcare, Inc. 1.13%, 1/15/2020 (b)	18,775,000	32,422,078
1.63%, 8/15/2044 (b)	3,474,000	4,351,185
Novellus Systems, Inc. 2.63%, 5/15/2041 (b)	13,650,000	74,989,688
NRG Yield, Inc. 3.50%, 2/1/2019 (b)(d)	6,450,000	6,554,812
3.25%, 6/1/2020 (b)(d)	4,575,000	4,566,422
Pandora Media, Inc. 1.75%, 12/1/2020 (b)	3,800,000	3,548,250
Pattern Energy Group, Inc. 4.00%, 7/15/2020	1,075,000	1,116,656
PRA Group, Inc. 3.50%, 6/1/2023 (d)	1,175,000	1,075,859
Priceline Group, Inc. (The) 1.00%, 3/15/2018 (b)	16,500,000	31,855,313
Prospect Capital Corp. 4.75%, 4/15/2020 (b)	1,100,000	1,109,625
4.95%, 7/15/2022	2,200,000	2,191,750
Redwood Trust, Inc., REIT 4.75%, 8/15/2023	1,750,000	1,743,438
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (b)	5,575,000	5,575,000
Spirit Realty Capital, Inc., REIT 2.88%, 5/15/2019 (b)	3,575,000	3,583,938
3.75%, 5/15/2021 (b)	2,525,000	2,580,234
Starwood Property Trust, Inc., REIT 4.55%, 3/1/2018 (b)	2,550,000	2,699,813

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - 17.2% (continued)
4.38%, 4/1/2023	4,025,000	4,070,281
SunEdison, Inc. 2.00%, 10/1/2018 (f)	5,950,000	126,735
0.25%, 1/15/2020 (d)(f)	8,325,000	177,323
2.75%, 1/1/2021 (f)	4,925,000	104,902
SunPower Corp. 0.75%, 6/1/2018 (b)	2,825,000	2,704,938
Synaptics, Inc. 0.50%, 6/15/2022 (d)	8,125,000	7,368,359
Tesla, Inc. 2.38%, 3/15/2022	2,650,000	3,254,531
TTM Technologies, Inc. 1.75%, 12/15/2020 (b)	5,725,000	9,660,938
Unisys Corp. 5.50%, 3/1/2021 (b)	1,250,000	1,446,094
Vector Group Ltd. 2.50%, 1/15/2019 (b)(h)	1,850,000	2,725,281
VEREIT, Inc., REIT 3.00%, 8/1/2018 (b)	4,000,000	4,025,000
VeriSign, Inc. 4.70%, 8/15/2037 (b)	22,869,000	71,151,176
Vishay Intertechnology, Inc. 2.25%, 11/15/2040 (b)	5,325,000	7,864,359
Weatherford International Ltd. 5.88%, 7/1/2021 (b)	16,000,000	17,470,000
Workday, Inc. 0.25%, 10/1/2022 (d)	3,900,000	3,878,063

		568,446,290

TOTAL CONVERTIBLE BONDS (Cost $470,016,087)		592,325,737

	SHARES
SHORT-TERM INVESTMENTS - 79.6%
INVESTMENT COMPANIES - 75.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (i)	17,072,060	17,072,060
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (i)	68,288,241	68,288,241
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (i)(j)	1,043,875,161	1,043,875,161
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (i)(j)	92,778,442	92,778,442
Limited Purpose Cash Investment Fund, 0.97% (i)(k)	1,173,027,485	1,172,910,183
UBS Select Treasury Preferred Fund, Class I, 0.87% (i)	85,360,364	85,360,364

TOTAL INVESTMENT COMPANIES (Cost $2,480,284,451)		2,480,284,451

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 4.6%
U.S. Treasury Bills 0.91%, 10/5/2017 (l)	8,515,000	8,514,485
0.95%, 10/19/2017 (l)	6,206,000	6,203,307
1.03%, 11/16/2017 (l)	25,222,000	25,191,662
1.06%, 11/24/2017 (l)	5,139,000	5,131,478
1.06%, 11/30/2017 (l)	3,957,000	3,950,585
1.07%, 12/7/2017 (l)	2,533,000	2,528,426
1.11%, 12/14/2017 (l)	2,172,000	2,167,783
1.12%, 12/28/2017 (l)(m)	2,123,000	2,117,626
1.14%, 1/4/2018 (l)(m)	3,064,000	3,055,737
1.13%, 1/11/2018 (l)(m)	6,167,000	6,149,482

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATGEY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 4.6% (continued)
1.14%, 1/25/2018 (l)(m)	23,321,000	23,243,150
1.14%, 2/1/2018 (l)(m)	18,000,000	17,935,035
1.15%, 2/8/2018 (l)(m)	7,456,000	7,427,145
1.12%, 2/15/2018 (l)(m)	9,299,000	9,261,060
1.12%, 2/22/2018 (l)(m)	9,590,000	9,548,287
1.12%, 3/1/2018 (l)	1,905,000	1,896,090
1.12%, 3/8/2018 (l)(m)	1,255,000	1,248,754
1.15%, 3/15/2018 (l)(m)	9,042,000	8,994,270
1.18%, 3/29/2018 (l)	7,159,000	7,117,231

TOTAL U.S. TREASURY OBLIGATIONS (Cost $151,657,551)		151,681,593

TOTAL SHORT-TERM INVESTMENTS (Cost $2,631,942,002)		2,631,966,044

TOTAL LONG POSITIONS (Cost $3,482,961,110)		3,617,931,927

	SHARES
SHORT POSITIONS - (21.6)%
COMMON STOCKS - (20.9)%

Canada - 0.0% (a)
Element Fleet Management Corp. (1)	(139,604)	(1,034,933)

China - (3.5)%
Alibaba Group Holding Ltd., ADR (1)*	(668,353)	(115,431,247)

Israel - (0.5)%
Teva Pharmaceutical Industries Ltd., ADR (1)	(841,570)	(14,811,632)

Mexico - (0.1)%
Cemex SAB de CV, ADR (1)*	(234,653)	(2,130,649)

Monaco - 0.0% (a)
Scorpio Tankers, Inc. (1)	(34,554)	(118,520)

Norway - 0.0% (a)
Ship Finance International Ltd. (1)	(90,244)	(1,308,538)

United States - (16.8)%
Acorda Therapeutics, Inc. (1)*	(47,487)	(1,123,068)
Allegheny Technologies, Inc. (1)*	(425,087)	(10,159,579)
Allergan plc (1)	(148,436)	(30,421,958)
Allscripts Healthcare Solutions, Inc. (1)*	(16,435)	(233,870)
AMAG Pharmaceuticals, Inc. (1)*	(62,677)	(1,156,391)
Anthem, Inc. (1)	(223,439)	(42,426,597)
Apollo Commercial Real Estate Finance, Inc., REIT (1)	(169,878)	(3,076,491)
Ares Capital Corp. (1)	(20,945)	(343,289)
Atlas Air Worldwide Holdings, Inc. (1)*	(23,988)	(1,578,410)
Becton Dickinson and Co. (1)	(18,034)	(3,533,762)
Black Hills Corp. (1)	(133,875)	(9,219,971)
Blackstone Mortgage Trust, Inc., REIT (1)	(13,175)	(408,688)
Bunge Ltd. (1)	(28,659)	(1,990,654)
Chesapeake Energy Corp. (1)*	(741,779)	(3,189,650)
Ciena Corp. (1)*	(88,867)	(1,952,408)
Colony NorthStar, Inc., Class A, REIT (1)	(39,917)	(501,357)
CSG Systems International, Inc. (1)	(5,308)	(212,851)
DISH Network Corp., Class A (1)*	(204,674)	(11,099,471)
Dominion Energy, Inc. (1)	(104,155)	(8,012,644)

INVESTMENTS	SHARES	VALUE ($)
United States - (16.8)% (continued)
Echo Global Logistics, Inc. (1)*	(2,095)	(39,491)
Emergent BioSolutions, Inc. (1)*	(119,318)	(4,826,413)
Ensco plc, Class A (1)	(39,983)	(238,699)
Euronet Worldwide, Inc. (1)*	(69,677)	(6,604,683)
EZCORP, Inc., Class A (1)*	(64,829)	(615,875)
General Cable Corp. (1)	(39,605)	(746,554)
Great Plains Energy, Inc. (1)	(321,787)	(9,750,146)
Huron Consulting Group, Inc. (1)*	(3,004)	(103,037)
Innoviva, Inc. (1)*	(85,989)	(1,214,165)
Inphi Corp. (1)*	(57,494)	(2,281,937)
Intel Corp. (1)	(1,269,235)	(48,332,469)
Ionis Pharmaceuticals, Inc. (1)*	(103,854)	(5,265,398)
Lam Research Corp. (1)	(406,988)	(75,309,059)
LendingTree, Inc. (1)*	(8,091)	(1,977,845)
Meritor, Inc. (1)*	(70,483)	(1,833,263)
Microchip Technology, Inc. (1)	(150,888)	(13,546,725)
Micron Technology, Inc. (1)*	(649,811)	(25,557,067)
Molina Healthcare, Inc. (1)*	(457,697)	(31,471,246)
NCR Corp. (1)*	(77,418)	(2,904,723)
NRG Yield, Inc., Class A (1)	(85,255)	(1,617,287)
NRG Yield, Inc., Class C (1)	(53,236)	(1,027,455)
Pandora Media, Inc. (1)*	(72,903)	(561,353)
Pattern Energy Group, Inc. (1)	(15,051)	(362,729)
Post Holdings, Inc. (1)*	(75,648)	(6,677,449)
PRA Group, Inc. (1)*	(15,260)	(437,199)
Priceline Group, Inc. (The) (1)*	(17,543)	(32,118,075)
Prospect Capital Corp. (1)	(21,790)	(146,429)
Redwood Trust, Inc., REIT (1)	(21,699)	(353,477)
Rexnord Corp. (1)*	(63,647)	(1,617,270)
SEACOR Holdings, Inc. (1)*	(13,268)	(611,788)
Southwestern Energy Co. (1)*	(824,564)	(5,038,086)
Spirit Realty Capital, Inc., REIT (1)	(57,063)	(489,030)
Starwood Property Trust, Inc., REIT (1)	(96,201)	(2,089,486)
SunPower Corp. (1)*	(1,132)	(8,252)
Synaptics, Inc. (1)*	(52,385)	(2,052,444)
Tesla, Inc. (1)*	(6,311)	(2,152,682)
T-Mobile US, Inc. (1)*	(528,854)	(32,609,138)
TTM Technologies, Inc. (1)*	(534,630)	(8,217,263)
Unisys Corp. (1)*	(93,808)	(797,368)
Vector Group Ltd. (1)	(109,010)	(2,231,444)
VeriSign, Inc. (1)*	(665,415)	(70,793,502)
Vishay Intertechnology, Inc. (1)	(367,891)	(6,916,351)
Weatherford International plc (1)*	(1,157,324)	(5,300,544)
Welltower, Inc., REIT (1)	(92,846)	(6,525,217)

		(554,011,222)

TOTAL COMMON STOCKS (Proceeds $(583,982,514))		(688,846,741)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - (0.7)%

Israel - 0.0% (a)
Nice Systems, Inc. 1.25%, 1/15/2024 (d)	(400,000)	(451,000)

United States - (0.7)%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022	(3,000,000)	(3,348,750)
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (d)	(1,300,000)	(1,382,062)
Macquarie Infrastructure Corp. 2.88%, 7/15/2019	(600,000)	(637,125)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI -STRATGEY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
United States - (0.7)% (continued)
2.00%, 10/1/2023	(2,150,000)	(2,082,812)
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (d)	(3,325,000)	(3,784,266)
Nuance Communications, Inc. 1.00%, 12/15/2035	(1,550,000)	(1,451,188)
Priceline Group, Inc. (The) 0.90%, 9/15/2021	(5,200,000)	(5,967,000)
Proofpoint, Inc. 0.75%, 6/15/2020	(150,000)	(187,406)
RealPage, Inc. 1.50%, 11/15/2022 (d)	(950,000)	(1,104,375)
ServiceNow, Inc. 0.00%, 6/1/2022 (d)	(1,500,000)	(1,613,438)
Square, Inc. 0.38%, 3/1/2022 (d)	(1,275,000)	(1,788,984)
Teladoc, Inc. 3.00%, 12/15/2022 (d)	(475,000)	(515,672)

		(23,863,078)

TOTAL CONVERTIBLE BONDS (Proceeds $(22,846,471))		(24,314,078)

TOTAL SHORT POSITIONS (Proceeds $(606,828,985))		(713,160,819)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 87.9% (Cost $2,876,132,125)		2,904,771,108

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.1% (n)		400,649,979

NET ASSETS - 100.0%		3,305,421,087

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$28,386,937	0.9%
Consumer Staples	5,404,583	0.2
Energy	29,156,994	0.9
Financials	155,743,694	4.7
Health Care	66,250,814	2.0
Industrials	5,496,313	0.2
Information Technology	(81,495,911)	(2.5)
Materials	24,107,475	0.7
Real Estate	20,688,724	0.6
Telecommunication Services	303,714	0.0(a)
Utilities	18,761,727	0.6
Short-Term Investments	2,631,966,044	79.6

Total Investments In Securities At Value	2,904,771,108	87.9
Other Assets in Excess of Liabilities (n)	400,649,979	12.1

Net Assets	$3,305,421,087	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $797,220,175. In addition, $97,069,139 of cash collateral was pledged.
(c)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $12,099,751, which represents approximately 0.37% of net assets of the fund.
(d)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $187,201,527, which represents approximately 5.66% of net assets of the fund.
(e)	Perpetual security. The rate reflected was the rate in effect on September 30, 2017. The maturity date reflects the next call date.
(f)	Defaulted security.
(g)	Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Notes to Consolidated Schedule of Investments for further information. The interest rate shown was the current rate as of September 30, 2017.
(i)	Represents 7-day effective yield as of September 30, 2017.
(j)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(k)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATGEY ALTERNATIVE FUND

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/17	VALUE AT 09/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
Limited Purpose Cash Investment Fund (Short-Term Investment)	—	2,391,110,783	(1,218,083,298)	1,173,027,485	$1,172,910,183	$3,778,860	$(66,891)	$—

(l)	The rate shown was the effective yield at the date of purchase.
(m)	All or a portion of the security pledged as collateral for futures contracts.
(n)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Credit default swap contracts outstanding - buy protection as of September 30, 2017: Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID BY THE FUND (%)	FREQUENCY OF PAYMENTS MADE/ RECEIVED	MATURITY DATE	IMPLIED CREDIT SPREAD (%)	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Series 28.V1	1.00	Quarterly	12/20/2022	0.57	EUR 231,112,000	$(5,998,436)	$(189,457)	$(6,187,893)

						$(5,998,436)	$(189,457)	$(6,187,893)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedules of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATGEY ALTERNATIVE FUND

Credit default swap contracts outstanding - sell protection as of September 30, 2017:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED BY THE FUND (%)	FREQUENCY OF PAYMENTS MADE/ RECEIVED	MATURITY DATE	IMPLIED CREDIT SPREAD (%)	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Crossover Series 27.V1	5.00	Quarterly	06/20/2022	2.15	EUR	74,496,000	$6,844,515	$4,318,208	$11,162,723
iTraxx Europe Crossover Series 28.V1	5.00	Quarterly	12/20/2022	2.53	EUR	134,683,000	18,550,525	362,358	18,912,883
Markit CDX North America High Yield Index Series 29.V1	5.00	Quarterly	12/20/2022	3.26	USD	145,379,000	10,881,487	678,669	11,560,156
Markit CDX North America Investment Grade Index Series 29.V1	1.00	Quarterly	12/20/2022	0.56	USD	82,800,000	1,682,822	135,186	1,818,008

							$37,959,349	$5,494,421	$43,453,770

Written Call Options Contracts as of September 30, 2017:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
Tesla, Inc.	JPMS	351	USD (11,972,610)	USD 125.00	01/19/2018	$(7,664,085)

Total Written Options Contracts (Premiums Received ($1,832,874))						$(7,664,085)

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/03/2017	USD	122,580	$1,400
Cocoa November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/03/2017	USD	(81,720)	1,887
Cocoa November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/03/2017	USD	204,300	5,010
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/10/2017	USD	(1,536,600)	6,225
Coffee ‘C’ November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/10/2017	USD	(1,344,525)	182,468

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/10/2017	USD	(960,375)	$1,954
Coffee ‘C’ November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/10/2017	USD	(768,300)	82,873
Coffee ‘C’ December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/10/2017	USD	(768,300)	40,303
Coffee ‘C’ November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/10/2017	USD	(96,038)	13,406
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	12/14/2017	USD	(19,414,413)	950,350
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2017	USD	(1,669,675)	14,198
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(728,263)	3,987
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2017	USD	728,263	2,808
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/10/2017	USD	(1,677,025)	2,955
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/10/2017	USD	(924,075)	46,730
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/10/2017	USD	(1,232,100)	60,390
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/18/2017	BRL	38,801,880	782,181
KC HRW Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(22,138)	1,266
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	KRW	1,350,012,500	9,540
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	12/14/2017	KRW	21,679,612,500	344,423
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	12/14/2017	KRW	88,068,462,500	1,456,660
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/13/2017	USD	(288,080)	56,216
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/13/2017	USD	(221,600)	41,750
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/13/2017	USD	(1,130,160)	154,580
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/13/2017	USD	(819,920)	117,764
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/06/2017	USD	(1,658,320)	40,235

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/06/2017	USD	(5,324,080)	$54,996
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/01/2017	USD	322,700	8,071
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/01/2017	USD	1,982,300	51,299
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/01/2017	USD	6,223,500	151,973
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/01/2017	USD	968,100	24,040
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	USD	5,308,860	5,834
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	SGD	611,575	1,217
OMXS30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/20/2017	SEK	3,764,525	17,266
SGX FTSE China A50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	5,066,110	3,636
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	10/26/2017	USD	(392,120)	4,640
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/26/2017	USD	(47,819,034)	462,710
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	10/26/2017	USD	(1,019,512)	12,188
SGX NIFTY 50 Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	10/26/2017	USD	(1,744,934)	16,072
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(177,228)	9,739
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/24/2017	USD	(846,756)	984
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(3,367,332)	60,133
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(918,913)	25,208
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(2,532,613)	94,903
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(1,837,825)	37,862
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(156,888)	9,908

								5,474,238

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
BIST 30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/31/2017	TRY	20,095,830	$(462,433)
Cocoa November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/03/2017	USD	(122,580)	(9,480)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/03/2017	USD	(143,010)	(8,420)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/03/2017	USD	(347,310)	(27,222)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/03/2017	USD	(163,440)	(9,548)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/03/2017	USD	(183,870)	(4,730)
Cocoa November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/03/2017	USD	(204,300)	(14,150)
Cocoa November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/03/2017	USD	81,720	(88)
Coffee ‘C’ November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/10/2017	USD	1,344,525	(145,463)
Coffee ‘C’ November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	96,038	(9,687)
Coffee ‘C’ November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	768,300	(76,041)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/14/2017	USD	2,842,000	(30,819)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	USD	1,669,675	(10,026)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/10/2017	USD	1,642,800	(101,525)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/10/2017	USD	924,075	(62,945)
Cotton No. 2 November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/10/2017	USD	(1,129,425)	(13,325)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	1,129,425	(73,601)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	1,232,100	(83,000)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2017	HKD	72,914,750	(46,635)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	12,381,750	(2,497)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	HKD	53,654,250	(2,513)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	9,630,250	$(152)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	HKD	103,607,000	(83,985)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	33,808,600	(21,413)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2017	HKD	235,569,600	(299,447)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	145,595,100	(121,230)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/13/2017	USD	221,600	(60,870)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/13/2017	USD	819,920	(198,306)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/13/2017	USD	288,080	(73,612)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/13/2017	USD	1,130,160	(282,585)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/06/2017	USD	5,324,080	(244,478)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/06/2017	USD	1,658,320	(79,851)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/06/2017	USD	10,560,880	(413,572)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/06/2017	USD	(10,560,880)	(43,847)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	12/01/2017	USD	(968,100)	(10,692)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	12/01/2017	USD	(1,982,300)	(50,430)
Live Cattle December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/01/2017	USD	(322,700)	(8,517)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	USD	7,732,470	(15,400)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	4,000,880	(17,397)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2017	USD	307,760	(343)
SGX FTSE China A50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	USD	1,668,695	(574)
SGX FTSE China A50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2017	USD	852,355	(114)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/27/2017	USD	(25,852,275)	$(761,295)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/27/2017	USD	12,103,125	(721,267)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/27/2017	USD	(30,403,050)	(1,113,722)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/27/2017	USD	29,386,388	(519,579)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/27/2017	USD	(12,103,125)	(336,625)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/27/2017	USD	6,777,750	(81,622)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/27/2017	USD	(18,493,575)	(504,471)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/27/2017	USD	(19,849,125)	(564,345)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/27/2017	USD	18,493,575	(965,532)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/27/2017	USD	20,914,200	(350,645)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	1,200,040	(87,830)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	1,231,620	(20,813)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(6,347,580)	(110,522)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	16,579,500	(446,559)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(1,231,620)	(24,493)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(17,400,580)	(523,025)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(1,200,040)	(31,229)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/24/2017	USD	(9,284,520)	(310,320)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	6,126,520	(19,898)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/24/2017	USD	9,284,520	(308,180)
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(630,144)	(6,282)
Soybean Oil November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(1,358,748)	(6,354)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	1,220,904	$(82,397)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	1,496,592	(32,856)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	630,144	(17,364)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/24/2017	USD	846,756	(17,262)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	4,391,316	(196,504)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	MSCS	12/15/2017	CHF	(247,358,790)	(3,304,601)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/18/2017	TWD	633,525,200	(556,967)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/18/2017	TWD	226,996,000	(194,090)
Tel Aviv Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	10/25/2017	ILS	(1,989,456)	(1,825)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(1,636,113)	(55,776)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/24/2017	USD	1,344,750	(22,538)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	156,888	(10,253)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	1,837,825	(83,835)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(2,084,363)	(78,653)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(3,160,163)	(107,408)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	2,532,613	(100,104)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(2,106,775)	(81,290)
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/24/2017	USD	(1,344,750)	(65,250)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	918,913	(37,918)
WIG20 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/15/2017	PLN	46,280,920	(291,375)

								(16,373,837)

								$(10,899,599)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
BIST 30 Index	539	10/2017	TRY	$1,926,540	$(156,466)
Brent Crude Oil	1,494	10/2017	USD	84,844,259	2,162,058
Hang Seng Index	33	10/2017	HKD	5,811,838	(3,529)
IBEX 35 Index	277	10/2017	EUR	33,822,279	44,315
LME Aluminum Base Metal	1	10/2017	USD	52,000	3,967
LME Aluminum Base Metal	4	10/2017	USD	208,411	16,348
LME Aluminum Base Metal	4	10/2017	USD	208,367	16,593
LME Aluminum Base Metal	4	10/2017	USD	208,093	15,025
LME Aluminum Base Metal	3	10/2017	USD	156,035	12,130
LME Aluminum Base Metal	3	10/2017	USD	156,413	12,105
LME Aluminum Base Metal	2	10/2017	USD	104,027	9,022
LME Aluminum Base Metal	5	10/2017	USD	260,180	18,585
LME Aluminum Base Metal	7	10/2017	USD	364,798	24,868
LME Aluminum Base Metal	10	10/2017	USD	521,250	37,685
LME Aluminum Base Metal	9	10/2017	USD	468,045	32,205
LME Aluminum Base Metal	9	10/2017	USD	468,425	35,291
LME Aluminum Base Metal	6	10/2017	USD	312,101	23,274
LME Copper Base Metal	1	10/2017	USD	161,008	15,793
LME Copper Base Metal	2	10/2017	USD	321,613	25,442
LME Copper Base Metal	1	10/2017	USD	161,066	13,334
LME Copper Base Metal	1	10/2017	USD	161,037	15,173
LME Copper Base Metal	3	10/2017	USD	483,919	32,860
LME Copper Base Metal	8	10/2017	USD	1,288,758	108,412
LME Copper Base Metal	10	10/2017	USD	1,613,215	66,066
LME Copper Base Metal	1	10/2017	USD	160,893	14,925
LME Copper Base Metal	11	10/2017	USD	1,773,453	126,447
LME Copper Base Metal	10	10/2017	USD	1,613,365	37,351
LME Copper Base Metal	23	10/2017	USD	3,711,090	64,343
LME Copper Base Metal	12	10/2017	USD	1,936,950	23,098
LME Nickel Base Metal	4	10/2017	USD	250,140	35,606
LME Nickel Base Metal	4	10/2017	USD	250,164	33,098
LME Nickel Base Metal	4	10/2017	USD	250,476	18,886
LME Nickel Base Metal	5	10/2017	USD	313,125	15,067
LME Nickel Base Metal	7	10/2017	USD	438,417	19,438
LME Nickel Base Metal	4	10/2017	USD	250,308	18,455
LME Nickel Base Metal	10	10/2017	USD	625,950	49,511
LME Nickel Base Metal	6	10/2017	USD	375,534	25,071
LME Nickel Base Metal	7	10/2017	USD	438,627	7,675
LME Nickel Base Metal	9	10/2017	USD	562,599	71,570
LME Nickel Base Metal	14	10/2017	USD	876,918	20,781
LME Zinc Base Metal	4	10/2017	USD	319,525	39,977
LME Zinc Base Metal	1	10/2017	USD	79,781	9,247
LME Zinc Base Metal	6	10/2017	USD	476,288	53,520
LME Zinc Base Metal	1	10/2017	USD	79,356	8,962
LME Zinc Base Metal	8	10/2017	USD	639,850	82,814
LME Zinc Base Metal	2	10/2017	USD	158,613	18,416
LME Zinc Base Metal	3	10/2017	USD	238,444	31,025
LME Zinc Base Metal	6	10/2017	USD	476,438	51,534
LME Zinc Base Metal	4	10/2017	USD	319,725	42,963
LME Zinc Base Metal	2	10/2017	USD	160,263	21,166
LME Zinc Base Metal	4	10/2017	USD	319,325	34,818
MSCI Singapore Index	272	10/2017	USD	10,463,840	(2,535)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
MSCI Singapore Index	1,112	10/2017	SGD	$29,491,835	$92,443
NY Harbor ULSD	301	10/2017	USD	22,882,020	756,894
OMXS30 Index	242	10/2017	SEK	4,863,086	101,786
RBOB Gasoline	195	10/2017	USD	13,030,290	655
SGX FTSE China A50 Index	101	10/2017	USD	1,212,505	32
SGX NIFTY 50 Index	641	10/2017	USD	12,567,446	(115,068)
WTI Crude Oil	795	10/2017	USD	41,077,650	1,239,751
LME Aluminum Base Metal	2	11/2017	USD	104,288	8,282
LME Aluminum Base Metal	2	11/2017	USD	104,294	8,889
LME Aluminum Base Metal	2	11/2017	USD	104,660	(9)
LME Aluminum Base Metal	3	11/2017	USD	156,479	12,021
LME Aluminum Base Metal	3	11/2017	USD	156,810	1,078
LME Aluminum Base Metal	5	11/2017	USD	261,688	(2,173)
LME Aluminum Base Metal	3	11/2017	USD	156,422	13,315
LME Aluminum Base Metal	7	11/2017	USD	365,201	9,495
LME Aluminum Base Metal	11	11/2017	USD	573,983	13,912
LME Aluminum Base Metal	6	11/2017	USD	312,975	13,482
LME Aluminum Base Metal	9	11/2017	USD	470,093	2,555
LME Aluminum Base Metal	9	11/2017	USD	470,025	9,813
LME Aluminum Base Metal	6	11/2017	USD	313,296	8,345
LME Aluminum Base Metal	3	11/2017	USD	156,833	842
LME Aluminum Base Metal	7	11/2017	USD	366,048	473
LME Aluminum Base Metal	14	11/2017	USD	731,360	2,948
LME Copper Base Metal	1	11/2017	USD	161,686	(2,624)
LME Copper Base Metal	1	11/2017	USD	161,642	(2,082)
LME Copper Base Metal	11	11/2017	USD	1,775,829	33,495
LME Copper Base Metal	12	11/2017	USD	1,938,066	21,155
LME Copper Base Metal	26	11/2017	USD	4,197,759	75,327
LME Copper Base Metal	44	11/2017	USD	7,102,733	118,748
LME Nickel Base Metal	1	11/2017	USD	62,745	(477)
LME Nickel Base Metal	1	11/2017	USD	62,825	(7,955)
LME Nickel Base Metal	2	11/2017	USD	125,430	(3,796)
LME Nickel Base Metal	2	11/2017	USD	125,502	464
LME Nickel Base Metal	2	11/2017	USD	125,513	(1,993)
LME Nickel Base Metal	2	11/2017	USD	125,566	(8,733)
LME Nickel Base Metal	4	11/2017	USD	251,046	(8,500)
LME Nickel Base Metal	6	11/2017	USD	376,002	8,704
LME Nickel Base Metal	2	11/2017	USD	125,661	(14,480)
LME Nickel Base Metal	12	11/2017	USD	752,148	9,163
LME Nickel Base Metal	5	11/2017	USD	313,515	2,725
LME Nickel Base Metal	6	11/2017	USD	376,038	6,851
LME Nickel Base Metal	5	11/2017	USD	313,545	2,893
LME Nickel Base Metal	2	11/2017	USD	125,576	(11,789)
LME Nickel Base Metal	3	11/2017	USD	188,163	(4,444)
LME Nickel Base Metal	3	11/2017	USD	188,396	(20,843)
LME Zinc Base Metal	1	11/2017	USD	79,114	1,291
LME Zinc Base Metal	1	11/2017	USD	79,240	8,025
LME Zinc Base Metal	2	11/2017	USD	158,513	11,515
LME Zinc Base Metal	1	11/2017	USD	79,112	668
LME Zinc Base Metal	1	11/2017	USD	79,251	5,124
LME Zinc Base Metal	2	11/2017	USD	158,513	19,739
LME Zinc Base Metal	1	11/2017	USD	79,156	2,830
LME Zinc Base Metal	1	11/2017	USD	79,223	6,439
LME Zinc Base Metal	6	11/2017	USD	474,717	7,198
LME Zinc Base Metal	3	11/2017	USD	237,656	26,739
LME Zinc Base Metal	3	11/2017	USD	237,319	4,423

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Low Sulphur Gasoil	572	11/2017	USD	$31,016,700	$1,468,889
Soybean	76	11/2017	USD	3,679,350	(22,298)
100 oz Gold	68	12/2017	USD	8,736,640	(166,823)
ASX 90 Day Bank Accepted Bill	457	12/2017	AUD	356,904,311	96,519
Copper	277	12/2017	USD	20,463,375	(578,536)
Cotton No. 2	14	12/2017	USD	479,150	(12,047)
DAX Index	87	12/2017	EUR	32,898,955	624,139
DJIA CBOT E-Mini Index	278	12/2017	USD	31,060,940	553,733
EURO STOXX 50 Index	5,081	12/2017	EUR	214,747,163	4,564,973
Euro-Bobl	443	12/2017	EUR	68,683,446	(184,586)
Euro-Bund	2,025	12/2017	EUR	385,352,880	(3,420,152)
Euro-Schatz	2,569	12/2017	EUR	340,460,442	(116,337)
FTSE 100 Index	142	12/2017	GBP	13,946,572	(4,894)
FTSE/MIB Index	541	12/2017	EUR	72,355,397	1,551,806
KOSPI 200 Index	38	12/2017	KRW	2,634,719	24,139
KOSPI 200 Index	95	12/2017	KRW	6,586,797	104,527
Live Cattle	1	12/2017	USD	46,100	1,076
LME Aluminum Base Metal	5	12/2017	USD	261,950	60
LME Aluminum Base Metal	5	12/2017	USD	261,913	1,275
LME Aluminum Base Metal	5	12/2017	USD	261,988	473
LME Aluminum Base Metal	1	12/2017	USD	52,550	(702)
LME Aluminum Base Metal	5	12/2017	USD	262,250	(512)
LME Aluminum Base Metal	3	12/2017	USD	157,260	(2,272)
LME Aluminum Base Metal	2	12/2017	USD	105,086	(1,319)
LME Aluminum Base Metal	6	12/2017	USD	315,009	(4,359)
LME Aluminum Base Metal	6	12/2017	USD	314,835	(117)
LME Aluminum Base Metal	4	12/2017	USD	209,740	(2,970)
LME Aluminum Base Metal	3	12/2017	USD	157,283	(1,875)
LME Aluminum Base Metal	17	12/2017	USD	893,112	(17,230)
LME Aluminum Base Metal	5	12/2017	USD	262,213	700
LME Aluminum Base Metal	217	12/2017	USD	11,389,788	(23,548)
LME Aluminum Base Metal	6	12/2017	USD	314,967	(10,773)
LME Aluminum Base Metal	3	12/2017	USD	157,035	(3,174)
LME Copper Base Metal	45	12/2017	USD	7,289,156	(340,990)
LME Copper Base Metal	3	12/2017	USD	485,794	5,186
LME Copper Base Metal	38	12/2017	USD	6,156,437	14,594
LME Nickel Base Metal	3	12/2017	USD	189,000	803
LME Nickel Base Metal	2	12/2017	USD	125,789	(14,136)
LME Nickel Base Metal	4	12/2017	USD	251,971	4,521
LME Nickel Base Metal	2	12/2017	USD	125,736	(19,470)
LME Nickel Base Metal	2	12/2017	USD	125,778	(13,187)
LME Nickel Base Metal	11	12/2017	USD	692,840	(2,974)
LME Nickel Base Metal	3	12/2017	USD	188,847	(1,087)
LME Nickel Base Metal	85	12/2017	USD	5,349,645	(689,988)
LME Nickel Base Metal	3	12/2017	USD	188,779	(12,198)
LME Nickel Base Metal	2	12/2017	USD	125,810	(9,075)
LME Nickel Base Metal	3	12/2017	USD	188,829	(9,547)
LME Nickel Base Metal	2	12/2017	USD	125,725	(18,040)
LME Nickel Base Metal	3	12/2017	USD	188,731	(11,706)
LME Nickel Base Metal	2	12/2017	USD	125,800	(13,345)
LME Nickel Base Metal	2	12/2017	USD	125,746	(17,598)
LME Zinc Base Metal	1	12/2017	USD	79,055	890
LME Zinc Base Metal	1	12/2017	USD	79,139	2,937
LME Zinc Base Metal	1	12/2017	USD	79,138	2,410
LME Zinc Base Metal	2	12/2017	USD	158,260	3,905
LME Zinc Base Metal	2	12/2017	USD	158,285	7,130
LME Zinc Base Metal	2	12/2017	USD	158,263	3,620

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	1	12/2017	USD	$79,136	$1,759
LME Zinc Base Metal	2	12/2017	USD	158,282	8,427
LME Zinc Base Metal	4	12/2017	USD	316,513	7,303
LME Zinc Base Metal	3	12/2017	USD	237,365	281
LME Zinc Base Metal	3	12/2017	USD	237,206	4,997
LME Zinc Base Metal	5	12/2017	USD	395,298	8,210
LME Zinc Base Metal	3	12/2017	USD	237,441	6,020
LME Zinc Base Metal	4	12/2017	USD	316,256	13,881
LME Zinc Base Metal	90	12/2017	USD	7,123,500	69,756
MSCI Emerging Markets E-Mini Index	92	12/2017	USD	9,100,640	50,349
MSCI Emerging Markets E-Mini Index	350	12/2017	USD	19,062,750	(245,553)
NASDAQ 100 E-Mini Index	250	12/2017	USD	29,912,500	52,889
Nikkei 225 Index	108	12/2017	JPY	19,541,258	961,741
Palladium	52	12/2017	USD	4,871,620	33,023
Russell 2000 E-Mini Index	5,266	12/2017	USD	393,080,569	19,400,860
S&P Midcap 400 E-Mini Index	45	12/2017	USD	8,080,650	281,457
S&P/TSX 60 Index	159	12/2017	CAD	23,413,873	635,588
TOPIX Index	1,666	12/2017	JPY	247,993,778	13,127,750
U.S. Treasury 10 Year Note	2,152	12/2017	USD	269,672,499	(2,540,185)
ASX 90 Day Bank Accepted Bill	640	3/2018	AUD	499,724,086	20,893
ASX 90 Day Bank Accepted Bill	655	6/2018	AUD	511,310,868	(91,346)
3 Month Euroswiss	5	9/2018	CHF	1,298,730	(111)
3 Month Sterling	20	9/2018	GBP	3,321,860	(168)
ASX 90 Day Bank Accepted Bill	372	9/2018	AUD	290,322,105	(8,411)

					41,109,196

Short Contracts
Amsterdam Exchange Index	(251)	10/2017	EUR	(31,855,018)	(593,091)
CAC 40 10 Euro Index	(557)	10/2017	EUR	(35,065,324)	(859,752)
FTSE Bursa Malaysia KLCI Index	(470)	10/2017	MYR	(9,747,839)	15,322
H-Shares Index	(115)	10/2017	HKD	(8,027,741)	41,339
LME Aluminum Base Metal	(7)	10/2017	USD	(364,798)	(24,178)
LME Aluminum Base Metal	(6)	10/2017	USD	(312,101)	(23,929)
LME Aluminum Base Metal	(4)	10/2017	USD	(208,411)	(16,221)
LME Aluminum Base Metal	(5)	10/2017	USD	(260,180)	(18,380)
LME Aluminum Base Metal	(4)	10/2017	USD	(208,093)	(14,328)
LME Aluminum Base Metal	(4)	10/2017	USD	(208,367)	(16,152)
LME Aluminum Base Metal	(3)	10/2017	USD	(156,413)	(12,482)
LME Aluminum Base Metal	(2)	10/2017	USD	(104,027)	(9,166)
LME Aluminum Base Metal	(3)	10/2017	USD	(156,035)	(12,044)
LME Aluminum Base Metal	(1)	10/2017	USD	(52,000)	(4,052)
LME Aluminum Base Metal	(10)	10/2017	USD	(521,250)	(36,215)
LME Aluminum Base Metal	(9)	10/2017	USD	(468,425)	(34,236)
LME Aluminum Base Metal	(9)	10/2017	USD	(468,045)	(31,711)
LME Copper Base Metal	(1)	10/2017	USD	(161,037)	(14,921)
LME Copper Base Metal	(11)	10/2017	USD	(1,773,453)	(124,981)
LME Copper Base Metal	(1)	10/2017	USD	(160,893)	(15,095)
LME Copper Base Metal	(2)	10/2017	USD	(321,613)	(25,952)
LME Copper Base Metal	(10)	10/2017	USD	(1,613,365)	(36,395)
LME Copper Base Metal	(1)	10/2017	USD	(161,008)	(15,686)
LME Copper Base Metal	(12)	10/2017	USD	(1,936,950)	(18,635)
LME Copper Base Metal	(23)	10/2017	USD	(3,711,090)	(68,402)
LME Copper Base Metal	(3)	10/2017	USD	(483,919)	(33,364)
LME Copper Base Metal	(10)	10/2017	USD	(1,613,215)	(66,771)
LME Copper Base Metal	(8)	10/2017	USD	(1,288,758)	(110,171)
LME Copper Base Metal	(1)	10/2017	USD	(161,066)	(13,181)
LME Nickel Base Metal	(9)	10/2017	USD	(562,599)	(72,129)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(4)	10/2017	USD	$(250,164)	$(32,811)
LME Nickel Base Metal	(4)	10/2017	USD	(250,308)	(19,558)
LME Nickel Base Metal	(6)	10/2017	USD	(375,534)	(24,567)
LME Nickel Base Metal	(14)	10/2017	USD	(876,918)	(23,113)
LME Nickel Base Metal	(7)	10/2017	USD	(438,627)	(7,115)
LME Nickel Base Metal	(4)	10/2017	USD	(250,140)	(36,027)
LME Nickel Base Metal	(10)	10/2017	USD	(625,950)	(48,470)
LME Nickel Base Metal	(4)	10/2017	USD	(250,476)	(19,366)
LME Nickel Base Metal	(5)	10/2017	USD	(313,125)	(14,922)
LME Nickel Base Metal	(7)	10/2017	USD	(438,417)	(21,500)
LME Zinc Base Metal	(1)	10/2017	USD	(79,781)	(8,934)
LME Zinc Base Metal	(2)	10/2017	USD	(160,263)	(21,268)
LME Zinc Base Metal	(8)	10/2017	USD	(639,850)	(83,372)
LME Zinc Base Metal	(4)	10/2017	USD	(319,525)	(40,500)
LME Zinc Base Metal	(6)	10/2017	USD	(476,288)	(53,400)
LME Zinc Base Metal	(3)	10/2017	USD	(238,444)	(31,264)
LME Zinc Base Metal	(1)	10/2017	USD	(79,356)	(8,903)
LME Zinc Base Metal	(4)	10/2017	USD	(319,725)	(42,335)
LME Zinc Base Metal	(4)	10/2017	USD	(319,325)	(34,337)
LME Zinc Base Metal	(6)	10/2017	USD	(476,438)	(51,127)
LME Zinc Base Metal	(2)	10/2017	USD	(158,613)	(18,231)
Natural Gas	(445)	10/2017	USD	(13,381,150)	407,817
LME Aluminum Base Metal	(7)	11/2017	USD	(366,048)	(490)
LME Aluminum Base Metal	(7)	11/2017	USD	(365,201)	(8,961)
LME Aluminum Base Metal	(6)	11/2017	USD	(312,975)	(14,493)
LME Aluminum Base Metal	(6)	11/2017	USD	(313,296)	(8,814)
LME Aluminum Base Metal	(3)	11/2017	USD	(156,422)	(13,207)
LME Aluminum Base Metal	(5)	11/2017	USD	(261,688)	1,899
LME Aluminum Base Metal	(3)	11/2017	USD	(156,810)	(1,500)
LME Aluminum Base Metal	(14)	11/2017	USD	(731,360)	(1,084)
LME Aluminum Base Metal	(3)	11/2017	USD	(156,479)	(10,858)
LME Aluminum Base Metal	(3)	11/2017	USD	(156,833)	(841)
LME Aluminum Base Metal	(2)	11/2017	USD	(104,660)	(65)
LME Aluminum Base Metal	(2)	11/2017	USD	(104,288)	(7,922)
LME Aluminum Base Metal	(11)	11/2017	USD	(573,983)	(15,765)
LME Aluminum Base Metal	(2)	11/2017	USD	(104,294)	(8,806)
LME Aluminum Base Metal	(9)	11/2017	USD	(470,093)	(4,421)
LME Aluminum Base Metal	(9)	11/2017	USD	(470,025)	(12,093)
LME Copper Base Metal	(12)	11/2017	USD	(1,938,066)	(27,290)
LME Copper Base Metal	(44)	11/2017	USD	(7,102,733)	(114,554)
LME Copper Base Metal	(11)	11/2017	USD	(1,775,829)	(33,208)
LME Copper Base Metal	(26)	11/2017	USD	(4,197,759)	(76,294)
LME Copper Base Metal	(1)	11/2017	USD	(161,686)	2,812
LME Copper Base Metal	(1)	11/2017	USD	(161,642)	2,206
LME Nickel Base Metal	(5)	11/2017	USD	(313,545)	(4,002)
LME Nickel Base Metal	(4)	11/2017	USD	(251,046)	8,540
LME Nickel Base Metal	(3)	11/2017	USD	(188,396)	20,935
LME Nickel Base Metal	(6)	11/2017	USD	(376,038)	(7,143)
LME Nickel Base Metal	(6)	11/2017	USD	(376,002)	(9,897)
LME Nickel Base Metal	(2)	11/2017	USD	(125,661)	14,824
LME Nickel Base Metal	(12)	11/2017	USD	(752,148)	(6,833)
LME Nickel Base Metal	(2)	11/2017	USD	(125,513)	931
LME Nickel Base Metal	(3)	11/2017	USD	(188,163)	5,125
LME Nickel Base Metal	(2)	11/2017	USD	(125,576)	11,753
LME Nickel Base Metal	(2)	11/2017	USD	(125,566)	9,308
LME Nickel Base Metal	(2)	11/2017	USD	(125,502)	(275)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(2)	11/2017	USD	$(125,430)	$4,267
LME Nickel Base Metal	(1)	11/2017	USD	(62,825)	8,092
LME Nickel Base Metal	(1)	11/2017	USD	(62,745)	793
LME Nickel Base Metal	(5)	11/2017	USD	(313,515)	(2,435)
LME Zinc Base Metal	(3)	11/2017	USD	(237,656)	(26,177)
LME Zinc Base Metal	(2)	11/2017	USD	(158,513)	(20,267)
LME Zinc Base Metal	(2)	11/2017	USD	(158,513)	(11,217)
LME Zinc Base Metal	(3)	11/2017	USD	(237,319)	(4,327)
LME Zinc Base Metal	(1)	11/2017	USD	(79,223)	(6,375)
LME Zinc Base Metal	(1)	11/2017	USD	(79,240)	(8,593)
LME Zinc Base Metal	(1)	11/2017	USD	(79,156)	(3,800)
LME Zinc Base Metal	(1)	11/2017	USD	(79,251)	(5,254)
LME Zinc Base Metal	(1)	11/2017	USD	(79,112)	(368)
LME Zinc Base Metal	(1)	11/2017	USD	(79,114)	(816)
LME Zinc Base Metal	(6)	11/2017	USD	(474,717)	(6,732)
3 Month Canadian Bank Acceptance	(1)	12/2017	CAD	(197,095)	291
3 Month Euro Euribor	(131)	12/2017	EUR	(38,711,096)	5,515
3 Month Euroswiss	(3)	12/2017	CHF	(780,167)	(70)
3 Month Sterling	(487)	12/2017	GBP	(80,715,987)	83,862
Australia 10 Year Bond	(4,120)	12/2017	AUD	(410,564,743)	6,287,498
Australia 3 Year Bond	(3,096)	12/2017	AUD	(269,649,233)	1,029,291
Canada 10 Year Bond	(1,193)	12/2017	CAD	(129,363,173)	2,447,609
Cocoa	(159)	12/2017	GBP	(3,229,990)	(37,978)
Coffee ‘C’	(25)	12/2017	USD	(1,200,469)	5,907
Corn	(422)	12/2017	USD	(7,495,775)	32,159
Euro-BTP	(20)	12/2017	EUR	(3,190,185)	4,339
Euro-Buxl	(69)	12/2017	EUR	(13,314,033)	285,466
Euro-OAT	(35)	12/2017	EUR	(6,417,599)	21,827
FTSE/JSE Top 40 Index	(513)	12/2017	ZAR	(18,997,530)	104,986
Japan 10 Year Bond	(588)	12/2017	JPY	(785,654,742)	3,664,368
KC HRW Wheat	(160)	12/2017	USD	(3,542,000)	(109,046)
Lean Hogs	(33)	12/2017	USD	(791,340)	(41,849)
LME Aluminum Base Metal	(82)	12/2017	USD	(4,303,975)	53,806
LME Aluminum Base Metal	(6)	12/2017	USD	(314,835)	(1,085)
LME Aluminum Base Metal	(6)	12/2017	USD	(314,967)	11,371
LME Aluminum Base Metal	(6)	12/2017	USD	(315,009)	7,125
LME Aluminum Base Metal	(5)	12/2017	USD	(262,213)	(689)
LME Aluminum Base Metal	(17)	12/2017	USD	(893,112)	16,270
LME Aluminum Base Metal	(5)	12/2017	USD	(261,988)	(98)
LME Aluminum Base Metal	(5)	12/2017	USD	(261,950)	841
LME Aluminum Base Metal	(4)	12/2017	USD	(209,740)	2,143
LME Aluminum Base Metal	(3)	12/2017	USD	(157,260)	2,052
LME Aluminum Base Metal	(3)	12/2017	USD	(157,035)	2,799
LME Aluminum Base Metal	(5)	12/2017	USD	(262,250)	(880)
LME Aluminum Base Metal	(5)	12/2017	USD	(261,913)	(919)
LME Aluminum Base Metal	(2)	12/2017	USD	(105,086)	1,276
LME Aluminum Base Metal	(3)	12/2017	USD	(157,283)	1,925
LME Aluminum Base Metal	(1)	12/2017	USD	(52,550)	745
LME Copper Base Metal	(38)	12/2017	USD	(6,156,437)	(12,972)
LME Copper Base Metal	(41)	12/2017	USD	(6,641,231)	(20,257)
LME Copper Base Metal	(3)	12/2017	USD	(485,794)	(5,669)
LME Nickel Base Metal	(47)	12/2017	USD	(2,958,039)	152,410
LME Nickel Base Metal	(3)	12/2017	USD	(188,847)	1,448
LME Nickel Base Metal	(4)	12/2017	USD	(251,971)	(4,107)
LME Nickel Base Metal	(3)	12/2017	USD	(189,000)	922
LME Nickel Base Metal	(3)	12/2017	USD	(188,731)	10,795

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(3)	12/2017	USD	$(188,779)	$12,334
LME Nickel Base Metal	(2)	12/2017	USD	(125,810)	9,293
LME Nickel Base Metal	(2)	12/2017	USD	(125,800)	12,376
LME Nickel Base Metal	(3)	12/2017	USD	(188,829)	9,631
LME Nickel Base Metal	(2)	12/2017	USD	(125,789)	14,450
LME Nickel Base Metal	(2)	12/2017	USD	(125,778)	14,250
LME Nickel Base Metal	(2)	12/2017	USD	(125,736)	19,596
LME Nickel Base Metal	(2)	12/2017	USD	(125,725)	18,474
LME Nickel Base Metal	(2)	12/2017	USD	(125,746)	16,234
LME Nickel Base Metal	(11)	12/2017	USD	(692,840)	24
LME Zinc Base Metal	(37)	12/2017	USD	(2,928,550)	(75,068)
LME Zinc Base Metal	(2)	12/2017	USD	(158,285)	(6,990)
LME Zinc Base Metal	(3)	12/2017	USD	(237,441)	(6,634)
LME Zinc Base Metal	(2)	12/2017	USD	(158,282)	(8,120)
LME Zinc Base Metal	(2)	12/2017	USD	(158,260)	(2,772)
LME Zinc Base Metal	(4)	12/2017	USD	(316,256)	(11,642)
LME Zinc Base Metal	(5)	12/2017	USD	(395,298)	(7,444)
LME Zinc Base Metal	(1)	12/2017	USD	(79,138)	(2,489)
LME Zinc Base Metal	(1)	12/2017	USD	(79,055)	(764)
LME Zinc Base Metal	(1)	12/2017	USD	(79,139)	(3,066)
LME Zinc Base Metal	(2)	12/2017	USD	(158,263)	(4,441)
LME Zinc Base Metal	(1)	12/2017	USD	(79,136)	(2,104)
LME Zinc Base Metal	(4)	12/2017	USD	(316,513)	(7,577)
LME Zinc Base Metal	(3)	12/2017	USD	(237,365)	(427)
LME Zinc Base Metal	(3)	12/2017	USD	(237,206)	(5,330)
Long Gilt	(2,967)	12/2017	GBP	(492,519,617)	10,491,510
MEX BOLSA Index	(279)	12/2017	MXN	(7,755,465)	10,160
S&P 500 E-Mini Index	(6,542)	12/2017	USD	(823,016,309)	(10,563,802)
SET50 Index	(768)	12/2017	THB	(4,946,058)	5,111
Silver	(79)	12/2017	USD	(6,587,020)	169,145
Soybean Meal	(4)	12/2017	USD	(126,320)	(2,622)
Soybean Oil	(15)	12/2017	USD	(295,380)	1,079
SPI 200 Index	(467)	12/2017	AUD	(51,906,804)	354,513
U.S. Treasury 2 Year Note	(1,138)	12/2017	USD	(245,470,155)	280,882
U.S. Treasury 5 Year Note	(500)	12/2017	USD	(58,750,000)	182,518
U.S. Treasury Long Bond	(168)	12/2017	USD	(25,672,500)	189,861
U.S. Treasury Ultra Bond	(83)	12/2017	USD	(13,705,375)	217,785
Wheat	(1)	12/2017	USD	(22,413)	(674)
Palladium	(37)	1/2018	USD	(1,693,675)	23,055
Sugar No. 11	(275)	2/2018	USD	(4,342,800)	140,736
3 Month Canadian Bank Acceptance	(651)	3/2018	CAD	(128,073,912)	590,141
3 Month Euro Euribor	(947)	3/2018	EUR	(280,682,250)	(79,817)
3 Month Eurodollar	(1,226)	3/2018	USD	(301,626,649)	33,594
3 Month Euroswiss	(21)	3/2018	CHF	(5,459,545)	384
3 Month Sterling	(250)	3/2018	GBP	(41,594,437)	21,604
3 Month Canadian Bank Acceptance	(514)	6/2018	CAD	(101,008,054)	629,408
3 Month Euro Euribor	(892)	6/2018	EUR	(264,328,034)	(127,690)
3 Month Eurodollar	(1,144)	6/2018	USD	(281,137,999)	187,315
3 Month Euroswiss	(5)	6/2018	CHF	(1,299,375)	(458)
3 Month Sterling	(318)	6/2018	GBP	(52,854,859)	46,519
3 Month Canadian Bank Acceptance	(460)	9/2018	CAD	(90,331,797)	(3,247)
3 Month Euro Euribor	(885)	9/2018	EUR	(262,162,187)	(6,123)
3 Month Eurodollar	(1,036)	9/2018	USD	(254,389,799)	206,894
3 Month Euro Euribor	(49)	12/2018	EUR	(14,507,956)	267
3 Month Eurodollar	(499)	12/2018	USD	(122,423,412)	19,423
3 Month Sterling	(502)	12/2018	GBP	(83,336,642)	117,061

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor	(112)	3/2019	EUR	$(33,139,531)	$(22,126)
3 Month Eurodollar	(462)	3/2019	USD	(113,293,949)	(123,496)
3 Month Sterling	(486)	3/2019	GBP	(80,639,792)	115,374
3 Month Euro Euribor	(164)	6/2019	EUR	(48,494,244)	(15,842)
3 Month Eurodollar	(459)	6/2019	USD	(112,506,638)	46,797
3 Month Sterling	(484)	6/2019	GBP	(80,267,406)	122,356
3 Month Eurodollar	(412)	9/2019	USD	(100,945,150)	83,704

					14,434,566

					55,543,762

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CNY	8,936,400	USD	1,340,340	CITI**	10/10/2017	$4,015
CNY	13,404,600	USD	2,010,513	JPMC**	10/10/2017	6,020
BRL	12,400,000	USD	3,843,289	CITI**	12/20/2017	30,333
BRL	18,600,000	USD	5,764,940	JPMC**	12/20/2017	45,492
CAD	99,580,876	USD	79,347,449	CITI	12/20/2017	501,481
CAD	149,371,311	USD	119,021,320	JPMC	12/20/2017	752,071
CLP	1,142,329,600	USD	1,778,437	CITI**	12/20/2017	3,113
CLP	1,713,494,400	USD	2,667,659	JPMC**	12/20/2017	4,666
CNY	11,987,650	USD	1,791,370	CITI**	12/20/2017	3,633
CNY	17,981,473	USD	2,687,057	JPMC**	12/20/2017	5,448
COP	3,149,550,000	USD	1,055,877	CITI**	12/20/2017	7,134
COP	4,724,325,000	USD	1,583,817	JPMC**	12/20/2017	10,699
CZK	274,097,942	USD	12,490,685	CITI	12/20/2017	44,326
CZK	411,146,915	USD	18,736,051	JPMC	12/20/2017	66,465
EUR	448,201	USD	531,380	CITI	12/20/2017	724
EUR	672,303	USD	797,073	JPMC	12/20/2017	1,085
GBP	36,624,800	USD	48,570,338	CITI	12/20/2017	628,194
GBP	54,937,200	USD	72,855,598	JPMC	12/20/2017	942,200
HKD	6,938,800	USD	889,348	CITI	12/20/2017	704
HKD	10,408,200	USD	1,334,024	JPMC	12/20/2017	1,053
IDR	1,831,402,000	USD	134,596	CITI**	12/20/2017	298
IDR	2,747,103,000	USD	201,894	JPMC**	12/20/2017	446
KRW	1,172,238,800	USD	1,023,287	CITI**	12/20/2017	1,228
KRW	1,758,358,200	USD	1,534,932	JPMC**	12/20/2017	1,839
NZD	72,778,811	USD	52,288,142	CITI	12/20/2017	198,986
NZD	109,168,220	USD	78,432,314	JPMC	12/20/2017	298,380
PHP	12,801,600	USD	249,321	CITI**	12/20/2017	847
PHP	19,202,400	USD	373,983	JPMC**	12/20/2017	1,270
PLN	3,920,800	USD	1,073,779	CITI	12/20/2017	932
PLN	5,881,200	USD	1,610,671	JPMC	12/20/2017	1,395
TRY	800,000	USD	218,877	CITI	12/20/2017	530
TRY	1,200,000	USD	328,315	JPMC	12/20/2017	794
USD	10,178,627	AUD	12,828,800	CITI	12/20/2017	125,056
USD	15,267,922	AUD	19,243,200	JPMC	12/20/2017	187,566
USD	27,914,152	BRL	88,558,973	CITI**	12/20/2017	249,318
USD	41,871,177	BRL	132,838,461	JPMC**	12/20/2017	373,925
USD	192,004,964	CHF	182,410,000	CITI	12/20/2017	2,605,087
USD	288,007,086	CHF	273,615,000	JPMC	12/20/2017	3,907,271
USD	18,243,892	CLP	11,498,500,000	CITI**	12/20/2017	311,108

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	27,365,804	CLP	17,247,750,000	JPMC**	12/20/2017	$466,627
USD	614,243	CNY	4,076,000	CITI**	12/20/2017	3,912
USD	921,364	CNY	6,114,000	JPMC**	12/20/2017	5,867
USD	42,172,306	EUR	35,152,000	CITI	12/20/2017	439,852
USD	63,258,380	EUR	52,728,000	JPMC	12/20/2017	659,699
USD	2,103,561	HKD	16,392,400	CITI	12/20/2017	879
USD	3,155,337	HKD	24,588,600	JPMC	12/20/2017	1,315
USD	3,156,118	HUF	811,079,600	CITI	12/20/2017	68,456
USD	4,734,911	HUF	1,216,619,400	JPMC	12/20/2017	103,418
USD	346,617	IDR	4,652,610,800	CITI**	12/20/2017	3,925
USD	519,925	IDR	6,978,916,200	JPMC**	12/20/2017	5,886
USD	9,610,092	INR	627,558,400	CITI**	12/20/2017	96,991
USD	14,415,120	INR	941,337,600	JPMC**	12/20/2017	145,468
USD	65,800,455	JPY	7,234,759,199	CITI	12/20/2017	1,249,944
USD	98,700,559	JPY	10,852,138,799	JPMC	12/20/2017	1,874,792
USD	56,748,793	KRW	63,889,298,801	CITI**	12/20/2017	910,760
USD	85,123,083	KRW	95,833,948,200	JPMC**	12/20/2017	1,366,034
USD	2,642,359	MXN	47,770,000	CITI	12/20/2017	52,143
USD	3,964,009	MXN	71,655,000	JPMC	12/20/2017	78,684
USD	80,399,939	NZD	111,025,200	CITI	12/20/2017	330,016
USD	120,599,758	NZD	166,537,800	JPMC	12/20/2017	494,873
USD	103,878	PHP	5,314,435	CITI**	12/20/2017	24
USD	155,817	PHP	7,971,654	JPMC**	12/20/2017	36
USD	5,289,701	PLN	19,200,000	CITI	12/20/2017	26,886
USD	7,934,541	PLN	28,800,000	JPMC	12/20/2017	40,319
USD	65,595,765	SEK	526,148,800	CITI	12/20/2017	690,567
USD	98,393,524	SEK	789,223,198	JPMC	12/20/2017	1,035,728
USD	37,331,619	SGD	50,352,970	CITI	12/20/2017	177,665
USD	55,997,358	SGD	75,529,454	JPMC	12/20/2017	266,425
USD	4,346,239	TRY	15,600,000	CITI	12/20/2017	67,810
USD	6,519,856	TRY	23,400,000	JPMC	12/20/2017	102,212
USD	3,078,268	TWD	91,723,200	CITI**	12/20/2017	47,747
USD	4,616,656	TWD	137,584,800	JPMC**	12/20/2017	70,875
USD	8,517,359	ZAR	114,273,200	CITI	12/20/2017	183,712
USD	12,780,049	ZAR	171,409,800	JPMC	12/20/2017	279,578

Total unrealized appreciation						22,674,257

USD	1,343,087	CNY	8,936,400	CITI**	10/10/2017	(1,268)
USD	2,014,629	CNY	13,404,600	JPMC**	10/10/2017	(1,904)
AUD	306,068,000	USD	243,506,396	CITI	12/20/2017	(3,649,492)
AUD	459,102,000	USD	365,260,051	JPMC	12/20/2017	(5,474,695)
BRL	8,921,600	USD	2,835,944	CITI**	12/20/2017	(48,935)
BRL	13,382,400	USD	4,253,921	JPMC**	12/20/2017	(73,408)
CAD	160,750,725	USD	130,787,235	CITI	12/20/2017	(1,889,261)
CAD	241,126,088	USD	196,181,098	JPMC	12/20/2017	(2,834,135)
CHF	3,584,000	USD	3,782,117	CITI	12/20/2017	(60,779)
CHF	5,376,000	USD	5,672,521	JPMC	12/20/2017	(90,514)
CLP	7,171,867,600	USD	11,416,884	CITI**	12/20/2017	(231,812)
CLP	10,757,801,400	USD	17,125,348	JPMC**	12/20/2017	(347,739)
CNY	21,361,950	USD	3,234,507	CITI**	12/20/2017	(35,816)
CNY	32,042,927	USD	4,851,767	JPMC**	12/20/2017	(53,732)
CZK	417,902,058	USD	19,264,179	CITI	12/20/2017	(152,737)
CZK	626,853,085	USD	28,896,305	JPMC	12/20/2017	(229,142)
EUR	17,668,998	USD	21,193,812	CITI	12/20/2017	(217,177)
EUR	26,503,493	USD	31,790,752	JPMC	12/20/2017	(325,805)
GBP	61,297,600	USD	83,011,107	CITI	12/20/2017	(669,307)
GBP	91,946,400	USD	124,517,074	JPMC	12/20/2017	(1,004,375)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HKD	162,400	USD	20,850	CITI	12/20/2017	$(19)
HKD	243,600	USD	31,275	JPMC	12/20/2017	(28)
HUF	1,680,258,800	USD	6,574,218	CITI	12/20/2017	(177,718)
HUF	2,520,388,200	USD	9,861,339	JPMC	12/20/2017	(266,589)
IDR	39,947,481,200	USD	2,962,238	CITI**	12/20/2017	(19,867)
IDR	59,921,221,800	USD	4,443,363	JPMC**	12/20/2017	(29,805)
INR	1,541,753,600	USD	23,833,116	CITI**	12/20/2017	(461,812)
INR	2,312,630,400	USD	35,749,718	JPMC**	12/20/2017	(692,762)
KRW	1,445,435,200	USD	1,278,698	CITI**	12/20/2017	(15,416)
KRW	2,168,152,800	USD	1,918,050	JPMC**	12/20/2017	(23,125)
MXN	1,664,264,400	USD	92,105,139	CITI	12/20/2017	(1,864,294)
MXN	2,496,396,600	USD	138,159,809	JPMC	12/20/2017	(2,798,542)
NOK	136,019,199	USD	17,454,036	CITI	12/20/2017	(344,551)
NOK	204,028,800	USD	26,181,086	JPMC	12/20/2017	(516,859)
NZD	32,613,590	USD	23,604,843	CITI	12/20/2017	(84,349)
NZD	48,920,377	USD	35,407,303	JPMC	12/20/2017	(126,567)
PHP	52,329,600	USD	1,025,744	CITI**	12/20/2017	(3,121)
PHP	78,494,400	USD	1,538,618	JPMC**	12/20/2017	(4,683)
PLN	129,678,400	USD	36,368,076	CITI	12/20/2017	(822,587)
PLN	194,517,600	USD	54,552,182	JPMC	12/20/2017	(1,233,947)
SEK	95,009,600	USD	11,989,305	CITI	12/20/2017	(269,015)
SEK	142,514,400	USD	17,983,700	JPMC	12/20/2017	(403,264)
SGD	1,338,800	USD	997,257	CITI	12/20/2017	(9,396)
SGD	2,008,200	USD	1,495,887	JPMC	12/20/2017	(14,096)
TRY	106,491,200	USD	29,953,022	CITI	12/20/2017	(746,927)
TRY	159,736,800	USD	44,928,557	JPMC	12/20/2017	(1,119,415)
TWD	199,445,600	USD	6,658,502	CITI**	12/20/2017	(68,849)
TWD	299,168,400	USD	9,987,765	JPMC**	12/20/2017	(103,286)
USD	306,096	AUD	390,800	CITI	12/20/2017	(163)
USD	459,143	AUD	586,200	JPMC	12/20/2017	(245)
USD	10,313,299	BRL	33,122,627	CITI**	12/20/2017	(33,840)
USD	15,469,929	BRL	49,683,939	JPMC**	12/20/2017	(50,779)
USD	255,213	CAD	320,000	CITI	12/20/2017	(1,379)
USD	284,491	CNY	1,906,800	CITI**	12/20/2017	(1,029)
USD	426,736	CNY	2,860,200	JPMC**	12/20/2017	(1,544)
USD	11,445,388	EUR	9,668,400	CITI	12/20/2017	(32,937)
USD	17,168,060	EUR	14,502,600	JPMC	12/20/2017	(49,427)
USD	130,156,668	GBP	100,565,600	CITI	12/20/2017	(4,934,307)
USD	195,234,755	GBP	150,848,398	JPMC	12/20/2017	(7,401,704)
USD	3,397,106	HKD	26,503,200	CITI	12/20/2017	(2,504)
USD	5,095,653	HKD	39,754,800	JPMC	12/20/2017	(3,763)
USD	1,111,607	HUF	293,495,200	CITI	12/20/2017	(5,686)
USD	1,667,408	HUF	440,242,800	JPMC	12/20/2017	(8,532)
USD	22,174,923	ILS	78,895,601	CITI	12/20/2017	(209,221)
USD	33,262,343	ILS	118,343,400	JPMC	12/20/2017	(313,873)
USD	2,730,313	INR	181,167,600	CITI**	12/20/2017	(15,990)
USD	4,095,465	INR	271,751,400	JPMC**	12/20/2017	(23,990)
USD	454,178	KRW	520,000,000	CITI**	12/20/2017	(293)
USD	681,266	KRW	780,000,000	JPMC**	12/20/2017	(440)
USD	1,949,539	MXN	36,012,000	CITI	12/20/2017	(3,128)
USD	2,924,305	MXN	54,018,000	JPMC	12/20/2017	(4,695)
USD	16,360,571	NZD	22,747,600	CITI	12/20/2017	(44,701)
USD	24,540,826	NZD	34,121,400	JPMC	12/20/2017	(67,082)
USD	4,074,710	PHP	210,730,365	CITI**	12/20/2017	(43,376)
USD	6,112,057	PHP	316,095,546	JPMC**	12/20/2017	(65,071)
USD	822,994	PLN	3,030,000	CITI	12/20/2017	(7,545)
USD	1,237,665	PLN	4,545,000	JPMC	12/20/2017	(8,143)
USD	10,929,617	SGD	14,863,430	CITI	12/20/2017	(37,665)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	16,394,406	SGD	22,295,146	JPMC	12/20/2017	$(56,516)
USD	327,225	TRY	1,200,000	CITI	12/20/2017	(1,885)
USD	490,836	TRY	1,800,000	JPMC	12/20/2017	(2,829)
USD	48,042	TWD	1,455,200	CITI**	12/20/2017	(38)
USD	72,063	TWD	2,182,800	JPMC**	12/20/2017	(56)
ZAR	108,106,400	USD	8,160,188	CITI	12/20/2017	(276,269)
ZAR	162,159,598	USD	12,240,296	JPMC	12/20/2017	(414,419)

Total unrealized depreciation						$(43,737,986)

Net unrealized depreciation						$(21,063,729)

**    Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at September 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread(rates range from -0.35% to 0.50%), which is denominated in EUR based on the local currencies of the positions within the swap.	25 months maturity ranging from 11/26/2018 - 07/25/2019	$89,633,237	$432,594	$(190,131)	$242,463

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Convertible Bond

Germany
Bayer Capital Corp. BV	34,000,000	$49,966,495	$1,694,532	0.1
Short Positions

Common Stock

Germany
Bayer AG (Registered)	(290,379)	(39,666,742)	(1,261,937)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread(rates range from -0.65% to 0.04%), which is denominated in GBP based on the local currencies of the positions within the swap.	61-62 months maturity ranging from 12/22/2017 - 05/18/2022	$429,055,044	$8,074,640	$(723,179)	$7,351,461

The following table represents required component disclosures associated with the total return basket swap as of period end.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Netherlands
Royal Dutch Shell plc	126,610	$3,826,389	$144,864	0.0

South Africa
Investec plc	875,739	6,401,977	626,502	0.0

United Kingdom
AstraZeneca plc	82,033	5,455,315	6,383	0.0
BAE Systems plc	564,763	4,782,838	263,935	0.0
Barclays plc	1,817,005	4,711,463	(322,432)	(0.0)
Barratt Developments plc	841,946	6,936,104	1,326,534	0.0
BP plc	1,485,795	9,518,005	357,257	0.0
BT Group plc	2,214,856	8,424,193	(387,695)	(0.0)
Close Brothers Group plc	249,361	4,931,045	452,365	0.0
DCC plc	65,133	6,324,518	445,912	0.0
Diageo plc	147,683	4,856,632	283,149	0.0
Dixons Carphone plc	1,552,492	4,025,317	(2,642,328)	(0.1)
GlaxoSmithKline plc	698,842	13,970,286	(629,744)	(0.0)
Imperial Brands plc	118,030	5,037,616	(907,657)	(0.0)
Inchcape plc	478,496	5,534,469	1,130,455	0.0
Intermediate Capital Group plc	668,227	8,390,396	2,592,713	0.1
National Grid plc	727,155	9,006,221	(931,957)	(0.0)
Old Mutual plc	1,838,901	4,790,298	(259,173)	(0.0)
Persimmon plc	276,122	9,555,862	2,824,390	0.1
Reckitt Benckiser Group plc	45,919	4,195,531	(310,050)	(0.0)
Royal Mail plc	766,510	3,946,828	(882,625)	(0.0)
Smith & Nephew plc	302,716	5,471,657	220,186	0.0
Tate & Lyle plc	516,563	4,485,418	(400,074)	(0.0)
Taylor Wimpey plc	2,581,489	6,765,951	1,168,020	0.0
Vodafone Group plc	1,496,826	4,191,397	(177,673)	(0.0)
Wm Morrison Supermarkets plc	1,692,550	5,311,052	479,146	0.0

Short Positions

Common Stock

Chile
Antofagasta plc	(512,843)	(6,532,604)	(1,886,532)	(0.1)

Jordan
Hikma Pharmaceuticals plc	(376,803)	(6,122,182)	2,550,890	0.1

South Africa
Mediclinic International plc	(422,248)	(3,677,931)	566,887	0.0

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
United Kingdom
Admiral Group plc	(338,605)	$(8,250,959)	$1,498,240	0.0
Aggreko plc	(877,225)	(11,033,502)	1,102,962	0.0
Associated British Foods plc	(91,249)	(3,906,524)	(752,200)	(0.0)
BTG plc	(528,565)	(4,791,041)	(96,501)	(0.0)
Capita plc	(1,014,177)	(7,673,410)	881,304	0.0
Cobham plc	(3,147,255)	(6,147,193)	(220,867)	(0.0)
easyJet plc	(577,117)	(9,417,783)	(524,670)	(0.0)
Essentra plc	(669,949)	(4,953,441)	(497,103)	(0.0)
Experian plc	(181,567)	(3,647,076)	100,900	0.0
Hargreaves Lansdown plc	(757,212)	(15,025,544)	(1,882,962)	(0.1)
Inmarsat plc	(881,078)	(7,604,177)	912,085	0.0
International Consolidated Airlines Group SA	(531,787)	(4,228,404)	55,702	0.0
John Wood Group plc	(547,302)	(4,999,008)	(166,071)	(0.0)
Just Eat plc	(1,088,009)	(9,745,443)	(1,303,542)	(0.0)
Next plc	(101,856)	(7,180,080)	(1,013,500)	(0.0)
Pearson plc	(518,432)	(4,251,451)	843,523	0.0
Pennon Group plc	(520,986)	(5,562,707)	122,247	0.0
Petrofac Ltd.	(719,612)	(4,347,266)	1,054,536	0.0
Rotork plc	(1,358,207)	(4,747,256)	(716,071)	(0.0)
Royal Bank of Scotland Group plc	(1,851,626)	(6,665,501)	(1,599,181)	(0.0)
Tesco plc	(1,474,248)	(3,697,053)	(142,124)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward FX Swap Rate plus or minus a specified spread(rates range from -0.13% to 0.04%), which is denominated in EUR based on the local currencies of the positions within the swaps.	37-61 months maturity 12/22/2017	$237,907,750	$14,933,124	$3,096,504	$18,029,628

The following table represents required component disclosures associated with the total return basket swap as of period end.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

France
Air France-KLM	274,030	$4,321,468	$855,421	0.0
Amundi SA	9,413	782,658	54,229	0.0
Arkema SA	10,910	1,338,677	151,507	0.0
Atos SE	146,982	22,798,083	6,792,772	0.2
Casino Guichard Perrachon SA	42,196	2,502,530	(133,875)	(0.0)
Cie Generale des Etablissements Michelin	46,787	6,826,296	1,223,955	0.0
CNP Assurances	244,476	5,731,305	1,253,818	0.0
Credit Agricole SA	34,985	636,871	8,163	0.0
Eiffage SA	19,723	2,042,583	419,715	0.0
Engie SA	53,457	907,775	5,078	0.0
Faurecia	132,667	9,206,548	3,133,915	0.1
Ipsen SA	28,741	3,824,085	1,336,761	0.0
Kering	9,001	3,585,706	317,064	0.0
Lagardere SCA	339,208	11,363,603	2,013,476	0.1
Peugeot SA	595,081	14,166,012	3,741,975	0.1
Renault SA	47,340	4,651,506	210,299	0.0
Rexel SA	106,427	1,841,149	(2,067)	(0.0)
Sanofi	18,865	1,877,948	42,152	0.0
SCOR SE	52,267	2,192,023	483,910	0.0
SPIE SA	15,183	417,716	845	0.0
Teleperformance	46,358	6,916,081	1,918,622	0.1
Thales SA	56,721	6,423,675	890,648	0.0
Ubisoft Entertainment SA	68,350	4,704,233	1,711,925	0.1

Portugal
EDP - Energias de Portugal SA	247,122	931,822	57,803	0.0

Short Positions

Common Stock

France
Accor SA	(224,543)	(11,167,309)	(1,611,760)	(0.0)
Aeroports de Paris	(15,158)	(2,450,368)	(614,625)	(0.0)
Air Liquide SA	(14,555)	(1,940,992)	(278,877)	(0.0)
Airbus SE	(30,417)	(2,895,552)	(255,536)	(0.0)
Bollore SA	(844,151)	(4,221,260)	(956,191)	(0.0)
Bureau Veritas SA	(205,793)	(5,310,976)	(596,686)	(0.0)
Carrefour SA	(117,435)	(2,370,696)	153,086	0.0
Edenred	(326,798)	(8,883,926)	(959,021)	(0.0)
Electricite de France SA	(388,291)	(4,715,924)	(759,001)	(0.0)
Eutelsat Communications SA	(63,968)	(1,893,626)	(553,076)	(0.0)
Groupe Eurotunnel SE (Registered)	(790,461)	(9,530,962)	(901,419)	(0.0)
Iliad SA	(20,367)	(5,413,620)	(323,935)	(0.0)
Ingenico Group SA	(98,968)	(9,382,517)	146,476	0.0
JCDecaux SA	(138,831)	(5,204,954)	(345,418)	(0.0)
L’Oreal SA	(16,420)	(3,481,756)	(97,447)	(0.0)
Orpea	(9,993)	(1,184,480)	(186,211)	(0.0)
Pernod Ricard SA	(13,402)	(1,853,957)	(44,891)	(0.0)
Remy Cointreau SA	(59,332)	(7,028,432)	(1,575,994)	(0.0)
SFR Group SA	(66,622)	(2,717,870)	(358,231)	(0.0)
TOTAL SA	(40,299)	(2,163,832)	(92,120)	(0.0)
Veolia Environnement SA	(30,112)	(695,828)	(76,004)	(0.0)
Vivendi SA	(329,266)	(8,341,564)	(920,659)	(0.0)
Zodiac Aerospace	(99,488)	(2,876,334)	(532,274)	(0.0)

Luxembourg
Eurofins Scientific SE	(3,538)	(2,238,497)	(596,808)	(0.0)
SES SA	(269,259)	(5,894,602)	622,298	0.0

Portugal
Banco Comercial Portugues SA	(2,985,440)	(866,248)	(35,044)	(0.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (rate 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	85 months maturity 11/22/2021	$11,434,830	$1,746,933	$(6,523)	$1,740,410

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (rate 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 07/13/2022	$5,107,503	$110,013	$7,288	$117,301

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the AUD/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (rate 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 05/23/2022	$2,010,697	$(121,094)	$(5,843)	$(126,937)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SIBOR plus or minus a specified spread (rate 0.04%), which is denominated in SGD based on the local currencies of the positions within the swap.	61 months maturity 07/20/2022	$2,999,808	$(5,566)	$(4,894)	$(10,460)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (rates range from -0.05% to 0.05%), which is denominated in MXN based on the local currencies of the positions within the swap.	54-57 months maturity 11/22/2021	$19,735,708	$(649,076)	$(54,606)	$(703,682)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Offered Rate plus or minus a specified spread, (rates range from -0.30% to 0.07%), which is denominated in PLN based on the local currencies of the positions within the swap.	52-57 months maturity 11/19/2021	$23,456,894	$921,606	$(55,461)	$866,145

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds floating Rate plus or minus a specified spread (rates range from -0.80% to 0.08%), which is denominated in USD based on the local currencies of the positions within the swap.	50-57 months maturity ranging from 11/19/2021 – 11/22/2021	$319,331,989	$6,692,205	$(2,560,943)	$4,131,262

The following table represents required component disclosures associated with the total return basket swap as of period end.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	433,154	$4,530,791	$83,930	0.0
Equatorial Energia SA	141,200	2,730,689	145,694	0.0
Hypermarcas SA	276,500	2,811,139	174,657	0.0
Qualicorp SA	403,700	4,830,914	2,390,504	0.1

South Korea
BNK Financial Group, Inc.	309,852	2,709,604	(40,845)	(0.0)
Hana Financial Group, Inc.	77,678	3,222,609	426,909	0.0
Hanwha Chemical Corp.	82,429	2,345,303	359,023	0.0
Hanwha Corp.	88,000	3,392,227	575,437	0.0
Hanwha Life Insurance Co. Ltd.	421,497	2,524,913	157,844	0.0
Hyundai Development Co-Engineering & Construction	77,678	2,428,351	(340,894)	(0.0)
Hyundai Engineering & Construction Co. Ltd.	67,544	2,269,626	(628,945)	(0.0)
Hyundai Marine & Fire Insurance Co. Ltd.	167,932	6,660,321	1,681,110	0.1
Hyundai Mobis Co. Ltd.	13,408	2,815,114	(63,225)	(0.0)
KB Financial Group, Inc.	44,552	2,191,920	115,315	0.0
LG Corp.	75,443	5,327,155	522,453	0.0
LG Electronics, Inc.	76,246	5,506,591	195,987	0.0
LG Uplus Corp.	341,535	3,987,670	(321,724)	(0.0)
Lotte Chemical Corp.	12,959	4,290,714	13,742	0.0
Samsung Electronics Co. Ltd.	3,636	8,181,814	1,200,048	0.0
SK Hynix, Inc.	114,013	8,315,006	2,636,004	0.1
SK Innovation Co. Ltd.	34,184	5,958,071	966,422	0.0
SK Telecom Co. Ltd.	34,535	7,705,754	75,216	0.0
Woori Bank	193,457	3,020,207	547,411	0.0

Taiwan
Hon Hai Precision Industry Co. Ltd.	1,019,700	3,541,324	492,714	0.0
Phison Electronics Corp.	467,000	5,551,696	1,294,798	0.0
Uni-President Enterprises Corp.	1,116,000	2,339,963	219,046	0.0

Short Positions

Common Stock

Brazil
BRF SA	(452,100)	(6,519,239)	(693,962)	0.0
Lojas Americanas SA (Preference)	(941,800)	(5,724,279)	(1,150,048)	(0.0)
Rumo SA	(826,700)	(3,155,772)	(719,257)	(0.0)

Mexico
Grupo Financiero Santander Mexico SAB de CV, ADR	(306,986)	(3,097,489)	(558,714)	(0.0)
Grupo Televisa SAB, ADR	(141,542)	(3,491,841)	153,058	0.0

South Korea
Amorepacific Corp.	(29,742)	(6,751,580)	482,348	0.0
CJ CheilJedang Corp.	(15,992)	(4,951,748)	31,773	0.0
CJ Corp.	(20,370)	(3,040,092)	44,068	0.0
CJ Logistics Corp.	(31,726)	(4,535,167)	195,980	0.0
Hanmi Pharm Co. Ltd.	(21,327)	(8,485,844)	(1,720,328)	(0.1)
Hanmi Science Co. Ltd.	(58,141)	(4,677,213)	(1,597,084)	(0.0)
Hanwha Techwin Co. Ltd.	(137,396)	(3,988,983)	1,184,385	0.0
Kakao Corp.	(35,240)	(4,446,043)	(1,621,413)	(0.0)
Korea Aerospace Industries Ltd.	(191,042)	(7,299,363)	1,622,860	0.0
Kumho Petrochemical Co. Ltd.	(113,651)	(7,179,884)	492,711	0.0
LG Household & Health Care Ltd.	(4,476)	(3,662,958)	(279,153)	(0.0)
Mirae Asset Daewoo Co. Ltd.	(421,940)	(3,640,865)	61,538	0.0
Orion Corp.	(61,045)	(5,169,918)	(637,385)	(0.0)
Samsung C&T Corp.	(57,280)	(6,771,781)	(96,165)	(0.0)
Samsung Heavy Industries Co. Ltd.	(591,361)	(5,801,893)	(70,057)	(0.0)
S-Oil Corp.	(75,157)	(8,393,688)	(1,988,504)	(0.1)

Taiwan
Hotai Motor Co. Ltd.	(296,000)	(3,417,998)	(28,407)	(0.0)
HTC Corp.	(1,305,000)	(3,271,662)	(151,398)	(0.0)
MediaTek, Inc.	(393,000)	(3,698,090)	(390,026)	(0.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Interbank Offered Rate or HONIX plus or minus a specified spread (rates range from -1.90% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	50-57 months maturity 11/19/2021	$168,661,766	$713,306	$(254,894)	$458,412

The following table represents required component disclosures associated with the total return basket swap as of period end

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

China
Agricultural Bank of China Ltd.	3,712,000	$1,670,959	$(49,280)	(0.0)
Beijing Capital International Airport Co. Ltd.	2,964,000	4,424,025	716,015	0.0
Beijing Enterprises Holdings Ltd.	212,500	1,144,592	(24,619)	(0.0)
China Cinda Asset Management Co. Ltd.	11,642,000	4,307,805	(369,962)	(0.0)
China Construction Bank Corp.	5,573,000	4,655,973	60,604	0.0
China Huarong Asset Management Co. Ltd.	2,689,000	1,204,072	51,204	0.0
China Mengniu Dairy Co. Ltd.	374,000	1,049,115	305,479	0.0
China Petroleum & Chemical Corp.	5,634,000	4,246,243	(55,385)	(0.0)
China Resources Power Holdings Co. Ltd.	2,634,000	4,770,616	(130,937)	(0.0)
China Shenhua Energy Co. Ltd.	1,095,500	2,590,144	65,690	0.0
CSPC Pharmaceutical Group Ltd.	3,042,000	5,112,380	925,827	0.0
Dongfeng Motor Group Co. Ltd.	1,588,000	2,107,280	157,241	0.0
Far East Horizon Ltd.	1,119,000	1,052,303	16,483	0.0
Geely Automobile Holdings Ltd.	2,523,000	7,164,596	2,214,089	0.1
Guangdong Investment Ltd.	1,220,000	1,742,054	(41,624)	(0.0)
Guangzhou Automobile Group Co. Ltd.	780,000	1,813,564	139,173	0.0
Haitian International Holdings Ltd.	679,000	1,953,923	98,605	0.0
Industrial & Commercial Bank of China Ltd.	2,909,000	2,174,506	252,873	0.0
People’s Insurance Co. Group of China Ltd. (The)	8,997,000	4,037,605	190,179	0.0
PICC Property & Casualty Co. Ltd.	1,494,000	2,650,212	211,480	0.0
Sinopec Engineering Group Co. Ltd.	2,357,500	2,083,268	(177,526)	(0.0)
Sinopec Shanghai Petrochemical Co. Ltd.	8,119,000	4,850,674	308,024	0.0
Weichai Power Co. Ltd.	4,014,000	4,427,065	821,668	0.0
Zhuzhou CRRC Times Electric Co. Ltd.	392,200	2,201,433	61,896	0.0

Hong Kong
Haier Electronics Group Co. Ltd.	1,029,000	2,518,575	(148,015)	(0.0)
Nine Dragons Paper Holdings Ltd.	688,000	1,361,589	628,274	0.0
Sino Biopharmaceutical Ltd.	2,980,999	3,158,177	627,542	0.0
Sun Art Retail Group Ltd.	1,454,500	1,354,927	(17,714)	(0.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)

Short Positions

Common Stock

China
Alibaba Health Information Technology Ltd.	(4,688,000)	$(2,346,761)	$(164,981)	(0.0)
Beijing Enterprises Water Group Ltd.	(2,786,000)	(2,253,121)	(112,609)	(0.0)
Brilliance China Automotive Holdings Ltd.	(980,000)	(2,617,983)	(947,530)	(0.0)
BYD Co. Ltd.	(697,500)	(6,615,576)	(842,956)	(0.0)
CGN Power Co. Ltd.	(18,473,000)	(5,127,395)	507,684	0.0
China Coal Energy Co. Ltd.	(11,645,000)	(5,522,352)	206,716	0.0
China Life Insurance Co. Ltd.	(872,000)	(2,613,871)	183,006	0.0
China Minsheng Banking Corp. Ltd.	(2,247,000)	(2,069,568)	460,445	0.0
China Railway Group Ltd.	(1,278,000)	(1,061,895)	829	0.0
China Taiping Insurance Holdings Co. Ltd.	(1,040,200)	(2,799,022)	(136,123)	(0.0)
Fosun International Ltd.	(2,283,000)	(4,826,920)	(1,159,838)	(0.0)
GF Securities Co. Ltd.	(969,800)	(2,116,068)	5,910	0.0
Haitong Securities Co. Ltd.	(1,006,400)	(1,632,630)	206,169	0.0
Huatai Securities Co. Ltd.	(1,273,000)	(2,830,376)	(254,520)	(0.0)
Kingsoft Corp. Ltd.	(515,000)	(1,206,470)	247,873	0.0
Lenovo Group Ltd.	(3,246,000)	(1,796,544)	66,430	0.0
New China Life Insurance Co. Ltd.	(304,900)	(1,734,071)	(199,957)	(0.0)
Semiconductor Manufacturing International Corp.	(6,067,000)	(6,864,434)	(539,509)	(0.0)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(365,000)	(1,515,305)	(147,521)	(0.0)
Yanzhou Coal Mining Co. Ltd.	(3,924,000)	(3,879,598)	(737,208)	(0.0)
Zijin Mining Group Co. Ltd.	(7,076,000)	(2,434,265)	(28,404)	(0.0)

Hong Kong
China Gas Holdings Ltd.	(1,660,000)	(4,982,246)	(2,306,018)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (rates range from -0.08% to 0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	51-57 months maturity 11/22/2021	$39,675,399	$1,198,752	$180,742	$1,379,494

The following table represents required component disclosures associated with the total return basket swap as of period end.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

South Africa
Anglo American Platinum Ltd.	21,818	$557,275	$23,525	0.0
Barclays Africa Group Ltd.	9,926	101,880	1,641	0.0
Bidvest Group Ltd. (The)	12,385	157,948	11,801	0.0
Brait SE	21,781	86,250	(39,127)	(0.0)
Exxaro Resources Ltd.	385,421	3,509,639	34,359	0.0
Foschini Group Ltd. (The)	181,340	1,818,957	(94,452)	(0.0)
Investec Ltd.	75,736	548,017	6,204	0.0
Liberty Holdings Ltd.	15,369	119,429	2,783	0.0
Mondi Ltd.	117,644	3,143,637	460,279	0.0
Mr Price Group Ltd.	12,233	162,689	4,259	0.0
Novus Holdings Ltd.	86	41	42	0.0
Rand Merchant Investment Holdings Ltd.	61,559	188,444	(8,635)	(0.0)
RMB Holdings Ltd.	425,045	1,992,352	(73,894)	(0.0)
Sappi Ltd.	390,220	2,657,683	154,740	0.0
Telkom SA SOC Ltd.	111,232	487,271	(75,246)	(0.0)
Tiger Brands Ltd.	74,888	2,087,909	(204,917)	(0.0)
Vodacom Group Ltd.	118,640	1,411,380	45,890	0.0

Short Positions

Common Stock

South Africa
Aspen Pharmacare Holdings Ltd.	(3,597)	(80,697)	(7,562)	(0.0)
Bid Corp. Ltd.	(70,354)	(1,578,182)	(39,774)	(0.0)
Coronation Fund Managers Ltd.	(362,530)	(1,805,378)	(2,296)	(0.0)
Discovery Ltd.	(571,017)	(5,937,976)	(205,883)	(0.0)
Impala Platinum Holdings Ltd.	(939,484)	(2,154,115)	579,525	0.0
Life Healthcare Group Holdings Ltd.	(418,504)	(731,299)	144,231	0.0
MTN Group Ltd.	(366,694)	(3,371,557)	101,224	0.0
Pick n Pay Stores Ltd.	(42,696)	(181,690)	13,086	0.0
Sasol Ltd.	(19,367)	(529,974)	3,466	0.0
Steinhoff International Holdings NV	(961,556)	(4,273,731)	363,483	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the AUD Bank-Bill Swap Reference Rate or AOISR plus or minus a specified spread (rates range from -0.04% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	57 months maturity 11/19/2021	$6,187,752	$80,598	$(816,321)	$(735,723)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds floating Rate plus or minus a specified spread (rate -0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	53 months maturity 11/22/2021	$5,909,332	$(360,280)	$3,278	$(357,002)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (rates range from -0.03% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	53-57 months maturity 11/19/2021	$99,687,508	$(1,600,207)	$(40,038)	$(1,640,245)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Isle of Man
Paysafe Group plc	95,901	$748,667	$4,876	0.0

United Kingdom
Booker Group plc	11,199,721	30,781,916	994,680	0.0
Sky plc	2,907,496	35,668,787	(2,691,342)	(0.1)
Worldpay Group plc	1,521,656	8,305,395	200,907	0.0

Short Positions

Common Stock

United Kingdom
Tesco plc	(9,643,184)	(24,182,743)	(109,327)	(0.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Norway Interbank Offered Rate plus or minus a specified spread (rates range from -0.75% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	40-46 months maturity 01/14/2021	$23,852,488	$752,187	$(212,502)	$539,685

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (rates range from -1.29% to -0.25%), which is denominated in USD based on the local currencies of the positions within the swap.	40-50 months maturity 01/14/2021	$5,989,907,324	$42,729,038	$3,731,864	$46,460,902

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

United States
Aflac, Inc.	250,364	$20,377,126	$1,235,787	0.0
Allstate Corp. (The)	260,790	23,969,209	2,370,000	0.1
American Electric Power Co., Inc.	309,764	21,757,823	659,350	0.0
American International Group, Inc.	311,680	19,134,035	159,563	0.0
Anthem, Inc.	111,654	21,200,862	1,847,159	0.1
Archer-Daniels-Midland Co.	437,484	18,597,445	(203,176)	(0.0)
Best Buy Co., Inc.	322,338	18,360,372	1,724,138	0.1
Boeing Co. (The)	92,333	23,471,972	3,377,826	0.1
Capital One Financial Corp.	252,898	21,410,345	514,686	0.0
Cigna Corp.	153,929	28,775,487	4,113,304	0.1
Edison International	270,104	20,843,926	(675,560)	(0.0)
Exelon Corp.	679,145	25,583,392	497,870	0.0
General Motors Co.	660,596	26,674,866	3,266,204	0.1
Gilead Sciences, Inc.	469,750	38,059,145	3,847,082	0.1
Halliburton Co.	439,462	20,228,436	(34,996)	(0.0)
Humana, Inc.	110,909	27,020,760	1,297,198	0.0
Huntington Ingalls Industries, Inc.	136,145	30,828,674	3,082,327	0.1
McKesson Corp.	129,520	19,895,567	632,053	0.0
Owens Corning	288,676	22,329,089	3,670,068	0.1
Pfizer, Inc.	582,249	20,786,289	636,503	0.0
PG&E Corp.	335,185	22,822,747	362,000	0.0
Public Service Enterprise Group, Inc.	500,366	23,141,928	676,670	0.0
Vertex Pharmaceuticals, Inc.	141,514	21,515,789	2,352,382	0.1
WellCare Health Plans, Inc.	189,070	32,470,882	5,424,306	0.2
Western Digital Corp.	366,672	31,680,461	329,418	0.0

Short Positions

Common Stock

United States
Acadia Healthcare Co., Inc.	(387,682)	(18,515,692)	(1,667,033)	(0.1)
Align Technology, Inc.	(106,977)	(19,926,606)	(2,802,781)	(0.1)
Arista Networks, Inc.	(119,830)	(22,720,966)	(5,703,789)	(0.2)
Ball Corp.	(792,739)	(32,740,121)	(3,726,261)	(0.1)
CF Industries Holdings, Inc.	(520,431)	(18,298,354)	(2,937,588)	(0.1)
Cheniere Energy, Inc.	(440,977)	(19,861,604)	46,188	0.0
Copart, Inc.	(755,178)	(25,955,468)	(3,136,054)	(0.1)
Coty, Inc.	(1,414,465)	(23,381,106)	611,647	0.0
Dominion Energy, Inc.	(246,225)	(18,942,089)	162,509	0.0
Envision Healthcare Corp.	(527,045)	(23,690,673)	5,227,246	0.2
Fastenal Co.	(639,393)	(29,143,533)	1,398,493	0.0
Garmin Ltd.	(337,807)	(18,231,444)	(1,070,285)	(0.0)
Guidewire Software, Inc.	(248,257)	(19,329,290)	(3,389,525)	(0.1)
IPG Photonics Corp.	(112,516)	(20,822,211)	(7,108,505)	(0.2)
Johnson Controls International plc	(482,951)	(19,458,096)	(728,016)	(0.0)
Marsh & McLennan Cos., Inc.	(244,414)	(20,484,337)	(2,153,428)	(0.1)
Microchip Technology, Inc.	(206,151)	(18,508,237)	(2,838,519)	(0.1)
Sensata Technologies Holding NV	(523,366)	(25,158,204)	(3,135,571)	(0.1)
ServiceNow, Inc.	(182,492)	(21,448,285)	(2,749,213)	(0.1)
Southern Co. (The)	(452,767)	(22,248,970)	(61,610)	(0.0)
Splunk, Inc.	(353,380)	(23,475,033)	(1,599,795)	(0.0)
TransDigm Group, Inc.	(145,106)	(37,096,349)	(2,653,953)	(0.1)
Ultimate Software Group, Inc. (The)	(98,514)	(18,678,254)	1,017,668	0.0
Wabtec Corp.	(337,941)	(25,599,031)	1,159,878	0.0
Zillow Group, Inc.	(460,332)	(18,509,950)	(2,424,134)	(0.1)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (rates range from -2.73% to 0.65%), which is denominated in EUR based on the local currencies of the positions within the swap.	40-46 months maturity 01/14/2021	$584,273,031	$24,006,843	$(1,063,545)	$22,943,298

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Finland
Kesko OYJ	101,535	$5,447,085	$301,101	0.0
UPM-Kymmene OYJ	284,797	7,726,858	88,616	0.0

Germany
Aurubis AG	66,547	5,395,359	125,088	0.0
Covestro AG	156,398	13,458,157	(360,553)	(0.0)
Deutsche Lufthansa AG (Registered)	218,184	6,067,454	2,015,510	0.1
HOCHTIEF AG	37,992	6,416,962	(803,532)	(0.0)
OSRAM Licht AG	89,851	7,176,348	822,657	0.0
Rheinmetall AG	96,889	10,927,604	1,534,940	0.0
RWE AG	192,350	4,375,953	(226,547)	(0.0)
Salzgitter AG	104,462	4,745,098	397,642	0.0
Software AG	120,951	5,909,530	586,957	0.0
Suedzucker AG	256,515	5,516,774	(782,239)	(0.0)
Talanx AG	102,956	4,165,527	102,311	0.0
Uniper SE	257,866	7,077,055	1,554,804	0.0

Italy
A2A SpA	5,382,343	9,260,443	434,997	0.0
Autogrill SpA	319,758	4,159,031	513,341	0.0
Enel SpA	1,139,446	6,864,378	885,630	0.0
Intesa Sanpaolo SpA	1,942,193	6,875,966	100,283	0.0
Leonardo SpA	310,638	5,824,504	712,679	0.0
Mediobanca SpA	479,054	5,148,118	388,333	0.0
Moncler SpA	178,277	5,151,054	544,233	0.0
Poste Italiane SpA	825,599	6,081,984	56,673	0.0
Prysmian SpA	209,670	7,084,193	702,743	0.0
Recordati SpA	150,138	6,928,379	1,066,223	0.0
Unipol Gruppo Finanziario SpA	1,576,812	7,234,486	120,772	0.0

Netherlands
ABN AMRO Group NV	153,170	4,586,557	461,860	0.0
Koninklijke Philips NV	121,340	5,006,485	608,063	0.0
NN Group NV	228,320	9,561,211	1,560,785	0.0

Spain
Repsol SA	365,465	6,744,427	444,010	0.0

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)

Switzerland
STMicroelectronics NV	595,144	$11,539,957	$1,221,273	0.0

United Kingdom
Fiat Chrysler Automobiles NV	1,218,744	21,841,585	7,109,312	0.2

Short Positions

Common Stock

Belgium
Anheuser-Busch InBev SA/NV	(155,449)	(18,581,943)	313,351	0.0

Germany
GEA Group AG	(184,041)	(8,378,193)	111,787	0.0
HUGO BOSS AG	(87,735)	(7,741,493)	(527,705)	0.0
ProSiebenSat.1 Media SE	(197,385)	(6,735,746)	2,618,146	0.1
United Internet AG (Registered)	(132,385)	(8,251,940)	(1,756,813)	(0.1)
Wirecard AG	(46,678)	(4,276,129)	(1,096,623)	(0.0)

Italy
Azimut Holding SpA	(555,165)	(12,028,354)	(763,691)	(0.0)
Banco BPM SpA	(1,260,391)	(5,242,262)	(1,351,843)	(0.0)
Saipem SpA	(1,678,062)	(7,247,037)	352,987	0.0
Salvatore Ferragamo SpA	(193,738)	(5,446,273)	972,542	0.0
Snam SpA	(856,411)	(4,127,089)	(31,350)	(0.0)
UniCredit SpA	(549,980)	(11,736,403)	(761,784)	(0.0)
Luxembourg
Tenaris SA	(1,436,967)	(20,368,996)	4,927,050	0.1

Netherlands
Altice NV	(391,876)	(7,851,588)	1,847,462	0.1
Koninklijke Vopak NV	(223,324)	(9,793,639)	872,216	0.0
SBM Offshore NV	(424,676)	(7,700,681)	189,555	0.0

Spain
Bankia SA	(2,087,507)	(10,078,060)	424,155	0.0
Cellnex Telecom SA	(422,771)	(9,678,413)	(1,646,000)	(0.0)
Enagas SA	(186,278)	(5,248,908)	200,535	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread (rates range from -0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	40-46 months maturity 01/14/2021	$94,811,442	$133,814	$(375,161)	$(241,347)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Denmark
AP Moller - Maersk A/S	1,149	$2,187,768	$(105,203)	(0.0)
Carlsberg A/S	8,504	933,177	(9,492)	(0.0)
Danske Bank A/S	171,191	6,860,238	393,905	0.0
DSV A/S	26,646	2,018,595	422,592	0.0
FLSmidth & Co. A/S	1,297	85,857	27	0.0
GN Store Nord A/S	50,518	1,734,260	260,227	0.0
H Lundbeck A/S	152,516	8,817,267	600,720	0.0
ISS A/S	98,523	3,972,073	(315,545)	(0.0)
Jyske Bank A/S (Registered)	55,046	3,182,345	65,414	0.0
TDC A/S	1,978,695	11,604,185	363,243	0.0
Vestas Wind Systems A/S	76,291	6,857,477	(126,249)	(0.0)

Short Positions

Common Stock

Denmark
Chr Hansen Holding A/S	(78,697)	(6,755,550)	(1,351,562)	(0.0)
Coloplast A/S	(45,708)	(3,716,337)	215,392	0.0
DONG Energy A/S	(24,520)	(1,405,543)	(206,471)	(0.0)
Novo Nordisk A/S	(59,022)	(2,837,703)	(18,753)	(0.0)
Novozymes A/S	(215,684)	(11,079,179)	(1,315,567)	(0.0)
Pandora A/S	(168,115)	(16,621,910)	1,774,019	0.1
Topdanmark A/S	(3,955)	(155,809)	(42,084)	0.0
Tryg A/S	(86,046)	(1,989,499)	(241,195)	(0.0)
William Demant Holding A/S	(75,521)	(1,996,670)	(229,604)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread (rates range from -1.18% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	40-46 months maturity 01/14/2021	$72,340,805	$590,659	$(161,178)	$429,481

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Malta
Kindred Group plc	105,835	$1,217,922	$33,988	0.0
Sweden
BillerudKorsnas AB	34,134	578,981	(9,456)	(0.0)
Boliden AB	248,409	8,425,874	437,678	0.0
Electrolux AB	180,579	6,146,151	478,615	0.0
Husqvarna AB	371,755	3,828,359	151,616	0.0
NCC AB	100,351	2,382,150	(361,112)	(0.0)
Saab AB	17,259	877,260	49,964	0.0
Skandinaviska Enskilda Banken AB	364,014	4,802,508	289,037	0.0
SSAB AB	316,093	1,526,555	6,306	0.0
Svenska Cellulosa AB SCA	228,956	1,940,757	(649,111)	(0.0)
Swedish Match AB	86,721	3,045,764	(38,075)	(0.0)
Swedish Orphan Biovitrum AB	5,648	86,988	3,202	0.0

Short Positions

Common Stock

Luxembourg
Millicom International Cellular SA	(50,716)	(3,350,263)	(326,200)	(0.0)

Netherlands
Axfood AB	(85,994)	(1,476,277)	(20,188)	(0.0)

Sweden
Alfa Laval AB	(56,767)	(1,388,513)	(167,643)	(0.0)
Assa Abloy AB	(50,558)	(1,157,546)	(13,341)	(0.0)
Atlas Copco AB	(20,836)	(883,912)	(126,279)	(0.0)
Elekta AB	(211,715)	(2,191,629)	7,017	0.0
Getinge AB	(62,971)	(1,182,219)	737	0.0
Hennes & Mauritz AB	(494,025)	(12,832,914)	356,091	0.0
Hexagon AB	(62,883)	(3,119,504)	(260,010)	(0.0)
Hexpol AB	(87,567)	(922,368)	74,796	0.0
Modern Times Group MTG AB	(2,926)	(106,112)	(717)	(0.0)
Nibe Industrier AB	(8,678)	(87,483)	(3,439)	(0.0)
Skanska AB	(44,576)	(1,033,680)	(53,763)	(0.0)
Svenska Handelsbanken AB	(25,037)	(378,267)	(14,460)	(0.0)
Tele2 AB	(20,205)	(231,531)	(21,083)	(0.0)
Telefonaktiebolaget LM Ericsson	(970,879)	(5,597,204)	859,932	0.0
Telia Co. AB	(327,035)	(1,542,114)	(93,443)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread, (rates range from -1.46% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	40-46 months maturity 01/14/2021	$124,276,349	$5,091,280	$(960,903)	$4,130,377

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Switzerland
Adecco Group AG (Registered)	30,032	$2,339,629	$94,016	0.0
Baloise Holding AG (Registered)	24,776	3,923,357	415,170	0.0
Flughafen Zurich AG (Registered)	15,887	3,595,462	76,851	0.0
Geberit AG (Registered)	1,569	742,790	54,119	0.0
Georg Fischer AG (Registered)	1,710	2,110,312	460,512	0.0
Helvetia Holding AG (Registered)	6,036	3,280,482	(122,991)	(0.0)
Lonza Group AG (Registered)	39,485	10,375,258	2,587,718	0.1
Novartis AG (Registered)	7,915	678,909	26,646	0.0
Partners Group Holding AG	3,752	2,547,225	373,883	0.0
Roche Holding AG	820	209,608	2,271	0.0
Sika AG	1,007	7,497,809	1,119,459	0.0
Straumann Holding AG (Registered)	8,911	5,730,791	1,299,113	0.0
Sunrise Communications Group AG	41,847	3,450,119	181,513	0.0
Swiss Life Holding AG (Registered)	34,185	12,051,649	621,783	0.0
Temenos Group AG (Registered)	96,833	9,890,449	1,561,140	0.0
Zurich Insurance Group AG	6,090	1,860,979	58,851	0.0

Short Positions

Common Stock

Austria
ams AG	(7)	(508)	(78)	(0.0)

Switzerland
Aryzta AG	(85,810)	(2,635,729)	276,416	0.0
Barry Callebaut AG (Registered)	(1,838)	(2,813,829)	(279,828)	(0.0)
Chocoladefabriken Lindt & Spruengli AG	(1,425)	(8,128,637)	97,943	0.0
Credit Suisse Group AG (Registered)	(1,217,703)	(19,294,013)	(2,170,139)	(0.1)
DKSH Holding AG	(3,103)	(263,681)	(22,590)	(0.0)
GAM Holding AG	(105,178)	(1,630,468)	(132,149)	(0.0)
Panalpina Welttransport Holding AG (Registered)	(3,830)	(561,553)	(76,021)	(0.0)
SGS SA (Registered)	(95)	(228,121)	(15,811)	(0.0)
Sonova Holding AG (Registered)	(1,100)	(186,710)	(28,457)	(0.0)
Swatch Group AG (The)	(1,040)	(433,385)	(49,390)	(0.0)
Swisscom AG (Registered)	(8,294)	(4,252,383)	(500,770)	(0.0)
UBS Group AG (Registered)	(146,046)	(2,498,406)	(62,967)	(0.0)
Vifor Pharma AG	(93,806)	(11,064,098)	(754,934)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (rates range from -3.81% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swap.	40-46 months maturity 01/14/2021	$1,123,321,390	$12,555,975	$(727,985)	$11,827,990

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Japan
Aozora Bank Ltd.	221,000	$8,414,257	$667,225	0.0
Bandai Namco Holdings, Inc.	315,200	10,828,641	1,661,645	0.1
Fujitsu Ltd.	2,203,000	16,395,927	2,210,987	0.1
Haseko Corp.	615,200	8,209,458	1,087,143	0.0
Hitachi Chemical Co. Ltd.	305,500	8,383,118	152,705	0.0
Hitachi High-Technologies Corp.	299,900	10,892,008	(1,034,014)	(0.0)
Hitachi Ltd.	2,326,000	16,400,286	2,080,844	0.1
Kajima Corp.	1,146,000	11,390,571	3,144,071	0.1
Konami Holdings Corp.	227,700	10,962,222	1,576,247	0.0
Lion Corp.	451,000	8,240,636	(286,759)	(0.0)
Mitsubishi Gas Chemical Co., Inc.	357,900	8,397,594	1,243,321	0.0
Obayashi Corp.	702,200	8,422,499	1,418,398	0.0
Resona Holdings, Inc.	1,877,400	9,652,476	189,082	0.0
Shionogi & Co. Ltd.	179,400	9,807,241	422,504	0.0
Sojitz Corp.	2,751,200	7,612,676	975,761	0.0
Square Enix Holdings Co. Ltd.	205,900	7,754,378	1,787,528	0.1
Taisei Corp.	242,800	12,732,888	2,842,145	0.1
Tosoh Corp.	335,500	7,572,956	1,023,862	0.0
Toyota Boshoku Corp.	392,700	8,326,393	(94,800)	(0.0)

Short Positions

Common Stock

Japan
Acom Co. Ltd.	(2,132,530)	(8,274,046)	296,620	0.0
AEON Financial Service Co. Ltd.	(444,400)	(9,296,767)	(819,070)	(0.0)
Alps Electric Co. Ltd.	(479,200)	(12,664,646)	101,660	0.0
Bank of Kyoto Ltd. (The)	(148,600)	(7,563,769)	(2,250,457)	(0.1)
Calbee, Inc.	(460,900)	(16,187,459)	(291,323)	(0.0)
Casio Computer Co. Ltd.	(494,400)	(6,973,781)	(111,213)	(0.0)
Chugoku Electric Power Co., Inc. (The)	(689,600)	(7,325,758)	240,199	0.0
DeNA Co. Ltd.	(421,100)	(9,445,347)	(348,564)	(0.0)
Electric Power Development Co. Ltd.	(312,900)	(7,860,300)	(865,310)	(0.0)
FamilyMart UNY Holdings Co. Ltd.	(204,300)	(10,762,912)	596,265	0.0
FANUC Corp.	(41,800)	(8,475,102)	(159,711)	(0.0)
Fast Retailing Co. Ltd.	(29,800)	(8,789,658)	4,850	0.0
Kakaku.com, Inc.	(636,900)	(8,125,335)	825,862	0.0
Kansai Paint Co. Ltd.	(347,800)	(8,761,379)	(1,247,982)	(0.0)
M3, Inc.	(253,911)	(7,239,358)	(541,488)	(0.0)
Murata Manufacturing Co. Ltd.	(64,900)	(9,554,467)	(699,162)	(0.0)
NGK Spark Plug Co. Ltd.	(673,800)	(14,349,614)	(238,045)	(0.0)
Nidec Corp.	(80,600)	(9,908,230)	(1,278,326)	(0.0)
Nippon Paint Holdings Co. Ltd.	(273,400)	(9,300,888)	374,462	0.0
Ono Pharmaceutical Co. Ltd.	(345,938)	(7,852,275)	(609,722)	(0.0)
Ricoh Co. Ltd.	(1,300,300)	(12,644,324)	(2,364,702)	(0.1)
Ryohin Keikaku Co. Ltd.	(35,600)	(10,494,231)	(2,107,914)	(0.1)
Seven Bank Ltd.	(3,287,500)	(11,880,056)	(638,155)	(0.0)
Shimano, Inc.	(69,000)	(9,192,127)	823,438	0.0
Sony Financial Holdings, Inc.	(809,700)	(13,286,819)	(852,297)	(0.0)
Sumitomo Metal Mining Co. Ltd.	(252,500)	(8,128,805)	(870,616)	(0.0)
Toyota Motor Corp.	(278,972)	(16,634,663)	(1,226,957)	(0.0)
Yahoo Japan Corp.	(2,139,800)	(10,170,264)	(323,603)	(0.0)
Yakult Honsha Co. Ltd.	(101,668)	(7,316,355)	(1,528,448)	(0.0)
Yamada Denki Co. Ltd.	(1,415,570)	(7,740,492)	(747,398)	(0.0)
Yaskawa Electric Corp.	(462,300)	(14,673,257)	(5,884,301)	(0.2)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread (rates range from 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	40 months maturity 01/14/2021	$432,296	$2,838	$1	$2,839

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (rates range from -0.30% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swap.	40-47 months maturity 01/14/2021	$40,562,976	$1,145,947	$(200,469)	$945,478

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

United Kingdom
Amec Foster Wheeler plc	2,840,590	$19,431,140	$(544,705)	(0.0)
Booker Group plc	7,335	20,160	240	0.0
Worldpay Group plc	300,000	1,637,439	(10,703)	(0.0)

Short Positions

Common Stock

United Kingdom
John Wood Group plc	(2,130,347)	(19,458,401)	1,701,198	0.1
John Wood Group plc	(6,315)	(15,836)	(84)	(0.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (rates range from 0.00% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	40-60 months maturity 01/14/2021	$885,206,159	$9,581,987	$3,239,588	$12,821,575

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Canada
Dominion Diamond Corp.	497,363	$7,052,607	$54,471	0.0

Israel
Neuroderm Ltd.	223,668	8,700,685	79,719	0.0

Netherlands
NXP Semiconductors NV	206,550	23,358,740	2,752,305	0.1

United States
Advisory Board Co. (The)	89,827	4,816,973	45,316	0.0
Akorn, Inc.	759,063	25,193,301	(137,119)	(0.0)
Alere, Inc.	298,459	15,218,424	(661,540)	(0.0)
Astoria Financial Corp.	337,192	7,249,628	181,718	0.0
Atwood Oceanics, Inc.	707,707	6,645,369	437,696	0.0
Avista Corp.	421,553	21,823,799	(98,360)	(0.0)
Brocade Communications Systems, Inc.	3,028,840	36,194,638	(1,258,531)	(0.0)
Calgon Carbon Corp.	221,371	4,737,339	7,573	0.0
Calpine Corp.	1,541,095	22,731,151	(15,275)	(0.0)
Capital Bank Financial Corp.	259,260	10,642,623	704,407	0.0
CR Bard, Inc.	105,992	33,970,436	1,261,411	0.0
CU Bancorp	132,499	5,137,649	241,607	0.0
DigitalGlobe, Inc.	403,060	14,207,865	1,341,893	0.0
Genworth Financial, Inc.	1,190,243	4,582,436	(982,763)	(0.0)
HSN, Inc.	115,062	4,493,171	(89,403)	(0.0)
Huntsman Corp.	1,583,306	43,414,251	2,213,571	0.1
Kite Pharma, Inc.	164,699	29,614,527	230,794	0.0
Lattice Semiconductor Corp.	1,004,741	5,234,701	(1,957,716)	(0.1)
Level 3 Communications, Inc.	590,507	31,468,118	(2,831,891)	(0.1)
Monsanto Co.	192,749	23,095,185	2,624,659	0.1
NxStage Medical, Inc.	549,817	15,174,949	(956,612)	(0.0)
Orbital ATK, Inc.	207,293	27,603,136	127,616	0.0
Pacific Continental Corp.	196,298	5,290,231	170,531	0.0
PAREXEL International Corp.	268,131	23,616,979	254,704	0.0
Parkway, Inc.	202,616	4,666,246	35,987	0.0
Rice Energy, Inc.	1,249,286	36,154,337	4,746,664	0.1
Rockwell Collins, Inc.	317,168	41,457,029	(139,650)	(0.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
United States (continued)
Scripps Networks Interactive, Inc.	373,887	$32,113,154	$(562,321)	(0.0)
Straight Path Communications, Inc.	34,902	6,305,744	3,068,026	0.1
Time Warner, Inc.	412,112	42,220,874	3,080,824	0.1
VWR Corp.	537,032	17,781,130	24,070	0.0
West Corp.	383,737	9,006,307	134,012	0.0
Westar Energy, Inc.	435,629	21,607,198	(2,759,771)	(0.1)
WGL Holdings, Inc.	221,486	18,649,121	78,097	0.0
Xcerra Corp.	476,792	4,696,401	51,101	0.0

Short Positions

Common Stock

United States
AT&T, Inc.	(349,932)	(13,706,836)	(94,598)	(0.0)
Becton Dickinson and Co.	(53,815)	(10,545,049)	(642,277)	(0.0)
CenturyLink, Inc.	(843,597)	(15,943,983)	5,413,759	0.2
Columbia Banking System, Inc.	(126,220)	(5,315,124)	(36,525)	(0.0)
Discovery Communications, Inc.	(396,843)	(8,040,039)	719,309	0.0
Ensco plc	(1,132,331)	(6,760,016)	(464,295)	(0.0)
EQT Corp.	(462,235)	(30,156,211)	(4,794,994)	(0.1)
First Horizon National Corp.	(453,813)	(8,690,519)	(675,022)	(0.0)
Great Plains Energy, Inc.	(728,372)	(22,069,672)	350,704	0.0
Praxair, Inc.	(86,191)	(12,044,330)	(1,865,094)	(0.1)
Sterling Bancorp	(295,307)	(7,279,318)	(90,282)	(0.0)
United Technologies Corp.	(80,062)	(9,293,597)	(310,971)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread (rates range from -0.52% to 0.30%), which is denominated in CAD based on the local currencies of the positions within the swap.	40-47 months maturity 01/14/2021	$80,939,335	$(327,825)	$114,128	$(213,697)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Canada
Richmont Mines, Inc.	165,200	$1,539,793	$(52,704)	(0.0)
Veresen, Inc.	2,759,000	41,413,639	1,224,943	0.0

Short Positions

Common Stock

Canada
Alamos Gold, Inc.	(228,800)	(1,545,810)	59,340	0.0
MacDonald Dettwiler & Associates Ltd.	(126,169)	(7,177,299)	(533,351)	(0.0)
Pembina Pipeline Corp.	(834,003)	(29,262,794)	(1,026,053)	(0.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (rates range from -0.35% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	41-50 months maturity 01/14/2021	$108,147,019	$(1,671,309)	$(288,782)	$(1,960,091)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

France
Zodiac Aerospace	620,520	$17,940,083	$(2,536,164)	(0.1)

Germany
Linde AG	54,946	11,425,906	1,118,781	0.0

Italy
Luxottica Group SpA	696,570	38,979,733	(3,314,467)	(0.1)

Short Positions

Common Stock

France
Essilor International SA	(321,140)	(39,801,296)	3,060,542	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (rates range from -0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	40-44 months maturity 01/14/2021	$46,291,707	$(3,532,098)	$(22,227)	$(3,554,325)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stock

Switzerland
Clariant AG (Registered)	(1,931,213)	$(46,291,707)	$(3,532,099)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (rates range from -0.25% to 0.00%), which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 10/02/2019	$8,960	$(1,281)	$(43)	$(1,324)

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$7,230,000	$—	$7,230,000

BARC
Cash	—	41,837,597	41,837,597

CITG
Cash	—	(20,003,892)	(20,003,892)
Investment Companies	—	24,614,387	24,614,387

DTBK
Investment Companies	26,673,470	—	26,673,470

GSCO
Cash	—	5,258,746	5,258,746

GSIN
Cash	(8,352,088)	—	(8,352,088)
Investment Companies	66,104,972	—	66,104,972

JPMC
Investment Companies	646,675,078	—	646,675,078

JPMS
Cash	—	6,462,398	6,462,398

MSCL
Cash	—	2,883,543	2,883,543

MLCS
Cash	63,061,845	—	63,061,845

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$3,541,523	$—	$3,541,523

GSCO
Cash	—	1,396,206	1,396,206

GSIN
Cash	2,400,000	—	2,400,000

JPPC
Cash	—	1,840,492	1,840,492

MACQ
Cash	2,250,581	—	2,250,581

MSCL
Cash	—	(2,210,539)	(2,210,539)
U.S. Treasury Bills	—	11,772,569	11,772,569

MLIN
Cash	4,866,665	—	4,866,665

SOCG
Cash	2,704,994	—	2,704,994

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 87.5%

INVESTMENT COMPANIES - 39.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91%(a)	2,259,635	2,259,635
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89%(a)	9,038,539	9,038,539
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92%(a)(b)	11,215,583	11,215,583
Limited Purpose Cash Investment Fund, 0.97%(a)	37,779,951	37,776,172
UBS Select Treasury Preferred Fund, Class I, 0.87%(a)	11,298,173	11,298,173

TOTAL INVESTMENT COMPANIES (Cost $71,588,102)		71,588,102

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 48.3%
U.S. Treasury Bills
0.91%, 10/5/2017(c)	1,457,000	1,456,912
0.98%, 11/2/2017(c)	287,000	286,763
1.03%, 11/16/2017(c)	1,517,000	1,515,175
1.03%, 11/16/2017(c)	25,891,000	25,859,857
1.06%, 11/24/2017(c)	2,232,000	2,228,733
1.06%, 11/30/2017(c)	1,391,000	1,388,745
1.06%, 11/30/2017(c)	1,917,000	1,913,892
1.07%, 12/7/2017(c)	2,189,000	2,185,047
1.11%, 12/14/2017(c)	1,998,000	1,994,121
1.14%, 1/4/2018(c)	1,330,000	1,326,413
1.13%, 1/11/2018(c)	3,061,000	3,052,305
1.10%, 1/18/2018(c)	8,046,000	8,021,621
1.14%, 2/1/2018(c)	1,411,000	1,405,907
1.15%, 2/8/2018(c)	2,479,000	2,469,406
1.15%, 2/8/2018(c)	17,937,000	17,867,584
1.12%, 2/15/2018(c)	3,514,000	3,499,663
1.12%, 2/22/2018(c)	7,912,000	7,877,586
1.12%, 3/1/2018(c)	1,326,000	1,319,798
1.12%, 3/8/2018(c)	1,178,000	1,172,137
1.15%, 3/15/2018(c)	1,447,000	1,439,362

TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,266,078)		88,281,027

TOTAL SHORT-TERM INVESTMENTS (Cost $159,854,180)		159,869,129

Total Investments In Securities At Value - 87.5% (Cost $159,854,180)		159,869,129
Other Assets In Excess Of Liabilities - 12.5%(d)		22,800,763

Net Assets - 100.0%		182,669,892

(a)	Represents 7-day effective yield as of September 30, 2017.
(b)	All or a portion of the security pledged as collateral for swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/13/2017	USD	(531,840)	$81,164
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/13/2017	USD	(199,439)	27,513
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/13/2017	USD	(3,013,760)	388,707
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	USD	167,860	1,916
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/14/2017	USD	4,532,220	72,514
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/01/2017	USD	4,794,400	219,238
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/01/2017	USD	6,500,100	252,199
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/27/2017	USD	5,422,200	20,140
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/27/2017	USD	968,250	2,378
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/22/2017	USD	5,479,600	32,370
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/22/2017	USD	244,625	311
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/22/2017	USD	2,495,175	14,914
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/22/2017	USD	978,500	3,679
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	568,440	21,475
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	4,737,000	12,774
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(221,060)	2,135
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	915,820	10,817
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(179,300)	34,659
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(291,362)	77,281
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(425,838)	95,937
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(89,650)	24,952
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	89,650	30
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(896,500)	180,868
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(2,308,487)	599,987

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Wheat December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(2,689,500)	$655,351

								2,833,309

Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/03/2017	USD	(40,860)	(3,130)
Cocoa December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/03/2017	USD	(510,750)	(31,000)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/10/2017	USD	1,872,731	(75,112)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	528,206	(19,889)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	1,344,525	(58,299)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/14/2017	USD	3,818,937	(305,931)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2017	USD	5,968,200	(771,720)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	USD	746,025	(93,322)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/10/2017	USD	308,025	(22,930)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	34,225	(510)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/10/2017	USD	3,935,875	(288,010)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/13/2017	USD	3,013,760	(691,281)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/13/2017	USD	199,440	(40,561)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/13/2017	USD	531,840	(128,136)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2017	USD	(167,860)	(4,956)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	12/14/2017	USD	(2,230,140)	(56,440)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/06/2017	USD	(5,105,880)	(119,143)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/06/2017	USD	(4,538,560)	(153,926)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/06/2017	USD	5,105,880	(174,177)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/06/2017	USD	4,538,560	(200,121)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/27/2017	USD	242,063	(14,425)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/27/2017	USD	2,614,275	(6,918)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/27/2017	USD	(242,063)	$(338)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/27/2017	USD	(968,250)	(3,783)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/27/2017	USD	(5,422,200)	(32,714)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/27/2017	USD	(2,614,275)	(22,382)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(568,440)	(32,400)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(2,684,300)	(46,430)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	7,673,940	(96,121)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(7,673,940)	(229,245)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	2,540,268	(65,982)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	177,228	(5,805)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	4,489,776	(216,554)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	291,362	(51,256)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	2,308,488	(477,688)

								(4,540,635)

								$(1,707,326)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
LME Aluminum Base Metal	4	10/2017	USD	$208,189	$15,802
LME Aluminum Base Metal	3	10/2017	USD	156,308	12,266
LME Aluminum Base Metal	57	10/2017	USD	2,964,755	259,340
LME Aluminum Base Metal	23	10/2017	USD	1,196,115	83,124
LME Copper Base Metal	54	10/2017	USD	8,706,042	641,010
LME Lead Base Metal	6	10/2017	USD	373,961	25,498
LME Lead Base Metal	6	10/2017	USD	373,860	30,795
LME Lead Base Metal	3	10/2017	USD	187,000	13,507
LME Lead Base Metal	2	10/2017	USD	124,663	9,758
LME Lead Base Metal	17	10/2017	USD	1,059,504	73,460
LME Lead Base Metal	9	10/2017	USD	560,700	40,407
LME Lead Base Metal	7	10/2017	USD	436,424	42,653
LME Lead Base Metal	7	10/2017	USD	436,398	47,877
LME Nickel Base Metal	8	10/2017	USD	500,760	39,220
LME Nickel Base Metal	2	10/2017	USD	125,250	5,965
LME Nickel Base Metal	2	10/2017	USD	125,106	14,100
LME Nickel Base Metal	19	10/2017	USD	1,187,367	117,209
LME Nickel Base Metal	14	10/2017	USD	877,254	15,283
LME Nickel Base Metal	14	10/2017	USD	876,246	56,792
LME Zinc Base Metal	2	10/2017	USD	159,963	20,908
LME Zinc Base Metal	2	10/2017	USD	158,813	17,058
LME Zinc Base Metal	34	10/2017	USD	2,704,913	350,352
LME Zinc Base Metal	13	10/2017	USD	1,033,256	141,647
Brent Crude Oil	569	11/2017	USD	32,199,709	1,382,142
LME Aluminum Base Metal	5	11/2017	USD	261,688	(2,325)
LME Aluminum Base Metal	35	11/2017	USD	1,830,238	16,902
LME Aluminum Base Metal	20	11/2017	USD	1,044,800	4,741
LME Aluminum Base Metal	18	11/2017	USD	938,646	75,884
LME Copper Base Metal	18	11/2017	USD	2,910,339	(59,061)
LME Lead Base Metal	6	11/2017	USD	373,853	22,004
LME Lead Base Metal	5	11/2017	USD	311,525	16,232
LME Lead Base Metal	2	11/2017	USD	124,548	2,501
LME Lead Base Metal	2	11/2017	USD	124,529	5,117
LME Lead Base Metal	9	11/2017	USD	560,419	20,979
LME Nickel Base Metal	10	11/2017	USD	628,307	(74,647)
LME Nickel Base Metal	8	11/2017	USD	502,391	(56,799)
LME Nickel Base Metal	8	11/2017	USD	501,384	9,334
LME Nickel Base Metal	7	11/2017	USD	439,331	(13,446)
LME Nickel Base Metal	5	11/2017	USD	313,605	(10,470)
LME Nickel Base Metal	2	11/2017	USD	125,358	1,747
LME Nickel Base Metal	19	11/2017	USD	1,192,370	(9,236)
LME Zinc Base Metal	7	11/2017	USD	554,794	70,027
LME Zinc Base Metal	2	11/2017	USD	158,438	17,483
LME Zinc Base Metal	23	11/2017	USD	1,822,647	166,579
LME Zinc Base Metal	12	11/2017	USD	951,075	68,146
Natural Gas	86	11/2017	USD	2,735,660	(71,009)
NY Harbor ULSD	30	11/2017	USD	2,275,812	55,098
RBOB Gasoline	139	11/2017	USD	9,216,451	61,095
WTI Crude Oil	106	11/2017	USD	5,506,700	240,144
100 oz Gold	358	12/2017	USD	45,995,839	1,684,790
Coffee ‘C’	184	12/2017	USD	8,835,450	(392,746)
Corn	798	12/2017	USD	14,174,474	(1,576,108)
Cotton No. 2	49	12/2017	USD	1,677,025	(8,342)
Lean Hogs	108	12/2017	USD	2,589,840	20,624

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle	188	12/2017	USD	$8,666,800	$343,156
LME Aluminum Base Metal	813	12/2017	USD	42,672,337	3,396,076
LME Aluminum Base Metal	4	12/2017	USD	209,978	(6,993)
LME Aluminum Base Metal	79	12/2017	USD	4,135,255	(85,514)
LME Aluminum Base Metal	50	12/2017	USD	2,619,875	1,453
LME Aluminum Base Metal	27	12/2017	USD	1,415,745	(20,046)
LME Copper Base Metal	298	12/2017	USD	48,270,412	3,633,962
LME Lead Base Metal	146	12/2017	USD	9,088,500	578,865
LME Lead Base Metal	4	12/2017	USD	249,021	19,511
LME Lead Base Metal	3	12/2017	USD	186,763	15,980
LME Lead Base Metal	3	12/2017	USD	186,450	563
LME Lead Base Metal	26	12/2017	USD	1,618,715	124,491
LME Lead Base Metal	15	12/2017	USD	933,375	10,782
LME Lead Base Metal	8	12/2017	USD	498,108	19,538
LME Nickel Base Metal	245	12/2017	USD	15,419,564	980,527
LME Nickel Base Metal	2	12/2017	USD	125,810	(9,287)
LME Nickel Base Metal	32	12/2017	USD	2,010,753	(287,566)
LME Nickel Base Metal	22	12/2017	USD	1,383,796	(140,961)
LME Nickel Base Metal	15	12/2017	USD	943,098	(120,436)
LME Nickel Base Metal	13	12/2017	USD	818,906	14,694
LME Zinc Base Metal	221	12/2017	USD	17,492,149	1,880,898
LME Zinc Base Metal	2	12/2017	USD	158,138	3,332
LME Zinc Base Metal	22	12/2017	USD	1,740,679	2,064
LME Zinc Base Metal	18	12/2017	USD	1,424,363	39,794
LME Zinc Base Metal	14	12/2017	USD	1,107,946	41,112
LME Zinc Base Metal	9	12/2017	USD	712,267	37,920
Low Sulphur Gasoil	62	12/2017	USD	3,309,250	102,565
Silver	249	12/2017	USD	20,761,619	(674,795)
Soybean Meal	340	12/2017	USD	10,737,200	(12,591)
Soybean Oil	382	12/2017	USD	7,522,344	(88,336)
Wheat	208	12/2017	USD	4,661,800	(430,077)
Soybean	243	1/2018	USD	11,888,774	85,960
Sugar No. 11	742	2/2018	USD	11,717,663	(251,234)

					12,946,818

Short Contracts
LME Aluminum Base Metal	(3)	10/2017	USD	(156,308)	(12,541)
LME Aluminum Base Metal	(4)	10/2017	USD	(208,189)	(15,899)
LME Aluminum Base Metal	(23)	10/2017	USD	(1,196,115)	(83,471)
LME Aluminum Base Metal	(57)	10/2017	USD	(2,964,754)	(257,395)
LME Copper Base Metal	(54)	10/2017	USD	(8,706,042)	(639,814)
LME Lead Base Metal	(2)	10/2017	USD	(124,663)	(9,822)
LME Lead Base Metal	(3)	10/2017	USD	(187,000)	(12,520)
LME Lead Base Metal	(6)	10/2017	USD	(373,860)	(30,757)
LME Lead Base Metal	(6)	10/2017	USD	(373,961)	(25,900)
LME Lead Base Metal	(7)	10/2017	USD	(436,398)	(47,186)
LME Lead Base Metal	(7)	10/2017	USD	(436,424)	(44,155)
LME Lead Base Metal	(9)	10/2017	USD	(560,700)	(40,972)
LME Lead Base Metal	(17)	10/2017	USD	(1,059,504)	(75,699)
LME Nickel Base Metal	(2)	10/2017	USD	(125,106)	(14,238)
LME Nickel Base Metal	(2)	10/2017	USD	(125,250)	(6,138)
LME Nickel Base Metal	(8)	10/2017	USD	(500,760)	(39,714)
LME Nickel Base Metal	(14)	10/2017	USD	(876,246)	(58,724)
LME Nickel Base Metal	(14)	10/2017	USD	(877,254)	(13,768)
LME Nickel Base Metal	(19)	10/2017	USD	(1,187,367)	(119,243)
LME Zinc Base Metal	(2)	10/2017	USD	(158,813)	(17,182)
LME Zinc Base Metal	(2)	10/2017	USD	(159,963)	(20,938)
LME Zinc Base Metal	(13)	10/2017	USD	(1,033,256)	(140,188)
LME Zinc Base Metal	(34)	10/2017	USD	(2,704,913)	(347,946)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
LME Aluminum Base Metal	(5)	11/2017	USD	$(261,688)	$717
LME Aluminum Base Metal	(18)	11/2017	USD	(938,646)	(73,790)
LME Aluminum Base Metal	(20)	11/2017	USD	(1,044,800)	(4,471)
LME Aluminum Base Metal	(35)	11/2017	USD	(1,830,238)	(7,023)
LME Copper Base Metal	(18)	11/2017	USD	(2,910,339)	61,525
LME Lead Base Metal	(2)	11/2017	USD	(124,529)	(5,134)
LME Lead Base Metal	(2)	11/2017	USD	(124,548)	(3,803)
LME Lead Base Metal	(5)	11/2017	USD	(311,525)	(15,600)
LME Lead Base Metal	(6)	11/2017	USD	(373,853)	(22,567)
LME Lead Base Metal	(9)	11/2017	USD	(560,419)	(19,900)
LME Nickel Base Metal	(2)	11/2017	USD	(125,358)	(1,700)
LME Nickel Base Metal	(5)	11/2017	USD	(313,605)	10,533
LME Nickel Base Metal	(7)	11/2017	USD	(439,331)	13,210
LME Nickel Base Metal	(8)	11/2017	USD	(501,384)	(9,884)
LME Nickel Base Metal	(8)	11/2017	USD	(502,391)	55,432
LME Nickel Base Metal	(10)	11/2017	USD	(628,307)	73,353
LME Nickel Base Metal	(19)	11/2017	USD	(1,192,370)	20,359
LME Zinc Base Metal	(2)	11/2017	USD	(158,438)	(17,953)
LME Zinc Base Metal	(7)	11/2017	USD	(554,794)	(69,076)
LME Zinc Base Metal	(12)	11/2017	USD	(951,075)	(70,459)
LME Zinc Base Metal	(23)	11/2017	USD	(1,822,647)	(169,896)
Cocoa	(12)	12/2017	USD	(245,160)	(7,229)
LME Aluminum Base Metal	(4)	12/2017	USD	(209,978)	7,012
LME Aluminum Base Metal	(27)	12/2017	USD	(1,415,745)	14,256
LME Aluminum Base Metal	(50)	12/2017	USD	(2,619,875)	(2,498)
LME Aluminum Base Metal	(79)	12/2017	USD	(4,135,254)	73,812
LME Aluminum Base Metal	(248)	12/2017	USD	(13,016,899)	213,017
LME Copper Base Metal	(54)	12/2017	USD	(8,746,987)	(652,890)
LME Lead Base Metal	(3)	12/2017	USD	(186,450)	(1,509)
LME Lead Base Metal	(3)	12/2017	USD	(186,763)	(14,673)
LME Lead Base Metal	(4)	12/2017	USD	(249,021)	(18,846)
LME Lead Base Metal	(8)	12/2017	USD	(498,108)	(18,887)
LME Lead Base Metal	(15)	12/2017	USD	(933,375)	(4,232)
LME Lead Base Metal	(26)	12/2017	USD	(1,618,715)	(119,878)
LME Lead Base Metal	(94)	12/2017	USD	(5,851,499)	(231,628)
LME Nickel Base Metal	(2)	12/2017	USD	(125,810)	8,945
LME Nickel Base Metal	(13)	12/2017	USD	(818,906)	(14,470)
LME Nickel Base Metal	(15)	12/2017	USD	(943,098)	131,015
LME Nickel Base Metal	(22)	12/2017	USD	(1,383,796)	146,031
LME Nickel Base Metal	(32)	12/2017	USD	(2,010,753)	292,107
LME Nickel Base Metal	(142)	12/2017	USD	(8,937,053)	291,735
LME Zinc Base Metal	(2)	12/2017	USD	(158,138)	(3,635)
LME Zinc Base Metal	(9)	12/2017	USD	(712,267)	(36,764)
LME Zinc Base Metal	(14)	12/2017	USD	(1,107,946)	(43,590)
LME Zinc Base Metal	(18)	12/2017	USD	(1,424,363)	(33,007)
LME Zinc Base Metal	(22)	12/2017	USD	(1,740,679)	(3,588)
LME Zinc Base Metal	(123)	12/2017	USD	(9,735,449)	(490,101)

					(2,849,832)

					$10,096,986

USD - United States Dollar

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$1,708,971	$—	$1,708,971

GSCO
Cash	—	(16,200)	(16,200)

GSIN
Cash	1,140,000	—	1,140,000

JPPC
Cash	—	11,485	11,485

MACQ
Cash	1,930,379	—	1,930,379

MSCL
Cash	—	10,049,099	10,049,099

SOCG
Cash	1,482,281	—	1,482,281

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 13.2%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023(a)(b)	EUR	8,064,749	10,289,146
0.10%, 4/15/2026(a)(b)	EUR	9,378,480	12,183,546
France Government Bond OAT 0.10%, 7/25/2021	EUR	1,733,541	2,173,607
1.10%, 7/25/2022(a)(b)	EUR	7,757,699	10,339,757
0.25%, 7/25/2024(a)(b)	EUR	400,741	519,082
0.10%, 3/1/2025	EUR	2,022,040	2,565,035
1.85%, 7/25/2027(a)(b)	EUR	1,081,320	1,605,158
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	7,543,999	11,581,834
0.13%, 3/22/2026	GBP	5,602,047	8,797,152

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $57,432,315)			60,054,317

U.S. TREASURY OBLIGATIONS - 20.7%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2020(c)		28,090,000	29,506,225
0.13%, 4/15/2021(c)		30,800,000	31,910,265
0.38%, 7/15/2025		8,540,000	8,816,325
0.63%, 1/15/2026		11,330,000	11,829,999
0.13%, 7/15/2026		12,580,000	12,492,349

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,240,383)			94,555,163

		SHARES
SHORT-TERM INVESTMENTS - 59.6%

INVESTMENT COMPANIES - 43.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91%(d)		7,713,681	7,713,681
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89%(d)		30,854,723	30,854,723
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92%(d)(e)		33,584,918	33,584,918
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89%(d)(e)		3,286,182	3,286,182
Limited Purpose Cash Investment Fund, 0.97%(d)		82,310,201	82,301,970
UBS Select Treasury Preferred Fund, Class I, 0.87%(d)		38,569,249	38,569,249

TOTAL INVESTMENT COMPANIES (Cost $196,310,723)			196,310,723

		PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 16.5%
U.S. Treasury Bills
0.91%, 10/5/2017(f)		1,185,000	1,184,928
0.96%, 10/26/2017(f)		1,348,000	1,347,159
1.03%, 11/16/2017(f)		2,555,000	2,551,927
1.06%, 11/24/2017(f)		987,000	985,555
1.06%, 11/30/2017(f)		736,000	734,807
1.07%, 12/7/2017(f)		1,955,000	1,951,470
1.11%, 12/14/2017(f)		3,550,000	3,543,107
1.13%, 12/21/2017(f)		1,119,000	1,116,532

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
1.12%, 12/28/2017(f)	1,960,000	1,955,038
1.10%, 1/18/2018(f)	3,254,000	3,244,140
1.14%, 1/25/2018(f)	3,024,000	3,013,905
1.15%, 2/8/2018(f)	28,446,000	28,335,914
1.12%, 2/15/2018(f)	1,582,000	1,575,546
1.12%, 3/1/2018(f)	21,178,000	21,078,949
1.15%, 3/15/2018(f)	2,826,000	2,811,082

TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,418,847)		75,430,059

TOTAL SHORT-TERM INVESTMENTS (Cost $271,729,570)		271,740,782

Total Investments In Securities At Value - 93.5% (Cost $423,402,268)		426,350,262
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%(g)		29,601,145

NET ASSETS - 100.0%		455,951,407

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2017, the value of these securities amounted to $34,936,689 or 7.66% of net assets.
(b)	Inflation protected security.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	All or a portion of the security pledged as collateral for swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

Credit default swap contracts outstanding - sell protection as of September 30, 2017:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Crossover Series 27.V1	5.00	Quarterly	06/20/2022	2.15	EUR 19,751,000	$1,812,804	$1,146,753	$2,959,557
iTraxx Europe Crossover Series 28.V1	5.00	Quarterly	12/20/2022	2.53	EUR 44,724,000	6,157,062	124,795	6,281,857
iTraxx Europe Series 28.V1	1.00	Quarterly	12/20/2022	0.57	EUR 101,500,000	2,712,668	4,938	2,717,606
Markit CDX North America High Yield Index Series 29.V1	5.00	Quarterly	12/20/2022	3.26	USD 73,300,000	5,486,256	341,388	5,827,644
Markit CDX North America Investment Grade Index Series 29.V1	1.00	Quarterly	12/20/2022	0.56	USD 106,625,000	2,175,037	166,087	2,341,124

						18,343,827	1,783,961	20,127,788

Markit CDX Emerging Market Index Series 28.V1	1.00	Quarterly	12/20/2022	1.86	USD 15,750,000	(669,925)	37,832	(632,093)

						(669,925)	37,832	(632,093)

						$17,673,902	$1,821,793	$19,495,695

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

Forward Effective Interest rate swap contracts outstanding as of September 30, 2017: Exchange Cleared
PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Hong Kong Interbank Offered Rate Quarterly	2.00% Quarterly	CITG	3/15/2023	HKD	149,900,000	$236,368	$(125,912)	$110,456
Pay	3 Month Johannesburg Interbank Agreed Rate Quarterly	7.50% Quarterly	CITG	3/15/2023	ZAR	290,200,000	253,023	(127,449)	125,574
Pay	6 Month Budapest Interbank Offered Rate Semi-Annually	1.50% Annually	CITG	3/15/2023	HUF	2,452,600,000	103,354	56,388	159,742
Pay	6 Month Singapore Interbank Offered Rate Semi-Annually	2.00% Semi-Annually	CITG	3/15/2023	SGD	52,500,000	175,063	(150,912)	24,151

							767,808	(347,885)	419,923

Pay	6 Month Prague Interbank Offered Rate Semi-Annually	1.00% Annually	CITG	3/15/2023	CZK	210,500,000	(113,814)	(116,846)	(230,660)
Pay	6 Month Warsaw Interbank Offered Rate Semi-Annually	2.50% Annually	CITG	3/15/2023	PLN	71,200,000	90,501	(166,681)	(76,180)

							(23,313)	(283,527)	(306,840)

							$744,495	$(631,412)	$113,083

Forward Effective Interest rate swap contracts outstanding as of September 30, 2017:

Over the Counter

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT			UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Korean Certificate of Deposit Quarterly	1.92% Quarterly	CITI	9/21/2022	KRW	29,000,000,000	**	$—	$356	$356
Receive	3 Month Korean Certificate of Deposit Quarterly	1.89% Quarterly	CITI	9/21/2022	KRW	15,000,000,000	**	—	21,677	21,677
Receive	3 Month Korean Certificate of Deposit Quarterly	1.79% Quarterly	CITI	9/21/2022	KRW	1,000,000,000	**	—	5,505	5,505
Receive	3 Month Korean Certificate of Deposit Quarterly	1.78% Quarterly	CITI	9/21/2022	KRW	1,000,000,000	**	—	5,817	5,817
Receive	3 Month Korean Certificate of Deposit Quarterly	1.81% Quarterly	CITI	9/21/2022	KRW	1,569,000,000	**	—	7,167	7,167
Receive	3 Month Korean Certificate of Deposit Quarterly	1.68% Quarterly	CITI	9/21/2022	KRW	1,103,100,000	**	—	11,010	11,010

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT			UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month Korean Certificate of Deposit Quarterly	1.82% Quarterly	CITI	9/21/2022	KRW	14,313,420,000	**	$—	$59,424	$59,424
Receive	3 Month Korean Certificate of Deposit Quarterly	1.80% Quarterly	CITI	9/21/2022	KRW	14,530,290,000	**	—	72,426	72,426
Receive	3 Month Korean Certificate of Deposit Quarterly	1.80% Quarterly	CITI	9/21/2022	KRW	14,530,290,000	**	—	75,450	75,450

								—	258,832	258,832

Pay	3 Month Korean Certificate of Deposit Quarterly	1.88% Quarterly	CITI	9/21/2022	KRW	30,000,000,000	**	—	(46,476)	(46,476)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.81% Quarterly	CITI	9/21/2022	KRW	1,000,000,000	**	—	(4,777)	(4,777)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.76% Quarterly	CITI	9/21/2022	KRW	1,000,000,000	**	—	(6,650)	(6,650)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.76% Quarterly	CITI	9/21/2022	KRW	3,700,000	**	—	(25)	(25)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.75% Quarterly	CITI	9/21/2022	KRW	629,700,000	**	—	(4,581)	(4,581)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.78% Quarterly	CITI	9/21/2022	KRW	350,700,000	**	—	(2,004)	(2,004)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.83% Quarterly	CITI	9/21/2022	KRW	1,062,000,000	**	—	(4,188)	(4,188)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.87% Quarterly	CITI	3/15/2023	KRW	14,496,900,000	**	—	(67,616)	(67,616)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.85% Quarterly	CITI	3/15/2023	KRW	14,716,600,000	**	—	(80,740)	(80,740)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.85% Quarterly	CITI	3/15/2023	KRW	14,716,500,000	**	—	(83,463)	(83,463)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.82% Quarterly	CITI	3/15/2023	KRW	282,400,000	**	—	(1,869)	(1,869)

								—	(302,389)	(302,389)

								$—	$(43,557)	$(43,557)

**	Non-deliverable currency.

(a)	Value of floating rate indices at September 30, 2017 were as follows:

3 Month Hong Kong Interbank Offered Rate: 0.78%

3 Month Johannesburg Interbank Agreed Rate: 6.99%

3 Month Korean Certificate of Deposit: 1.38%

6 Month Budapest Interbank Offered Rate: 0.07%

6 Month Prague Interbank Offered Rate: 0.53%

6 Month Singapore Interbank Offered Rate: 1.25%

6 Month Warsaw Interbank Offered Rate: 1.71%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

Total return swap contracts outstanding as of September 30, 2017: Over the Counter
REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/03/2017	USD	40,860	$2,494
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	68,450	45
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/18/2017	BRL	11,565,945	263,904
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	KRW	635,300,000	4,489
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	12/14/2017	KRW	1,667,662,500	26,494
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	12/14/2017	KRW	5,241,225,000	89,831
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/13/2017	USD	(155,120)	19,296
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/13/2017	USD	(398,880)	50,981
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/13/2017	USD	(797,760)	104,624
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/13/2017	USD	(864,240)	110,848
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	USD	143,880	2,368
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2017	USD	431,640	5,877
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/14/2017	USD	863,280	9,251
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/14/2017	USD	935,220	12,760
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/01/2017	USD	645,400	27,392
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/01/2017	USD	1,982,300	85,883
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/01/2017	USD	1,290,800	49,369
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	USD	1,538,800	2,522
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/27/2017	USD	96,825	481
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/27/2017	USD	968,250	3,962
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/27/2017	USD	1,984,913	4,388
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/27/2017	USD	2,662,688	5,606

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/22/2017	USD	97,850	$692
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/22/2017	USD	782,800	2,346
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/22/2017	USD	831,725	4,198
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	12/22/2017	USD	2,005,925	9,125
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/22/2017	USD	2,593,025	11,745
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	378,960	3,941
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(94,740)	677
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	757,920	7,079
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/24/2017	USD	(63,160)	468
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	568,440	10,886
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	MSCS	12/15/2017	CHF	3,835,020	48,653
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	358,600	865
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(224,125)	16,425
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(89,650)	463

								1,000,428

Cocoa November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/03/2017	USD	(40,860)	(2,964)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	336,131	(15,171)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/10/2017	USD	576,225	(27,443)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	192,075	(12,529)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/14/2017	USD	746,025	(44,698)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	USD	213,150	(16,912)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2017	USD	1,261,138	(160,845)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/10/2017	USD	68,450	(880)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/10/2017	USD	718,725	(53,366)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	HKD	6,878,750	$(375)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	13,757,500	(3,464)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	1,375,750	(576)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2017	HKD	6,878,750	(4,399)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/30/2017	HKD	20,176,100	(16,278)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	42,533,400	(26,977)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2017	HKD	25,083,800	(31,886)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	18,540,200	(15,305)
KC HRW Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/14/2017	USD	22,138	(4,868)
KC HRW Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/14/2017	USD	88,550	(22,294)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/13/2017	USD	864,240	(223,802)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/13/2017	USD	398,880	(100,947)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/13/2017	USD	155,120	(44,160)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/13/2017	USD	797,760	(205,958)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2017	USD	(71,940)	(1,752)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(47,960)	(1,166)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	12/14/2017	USD	(23,980)	(120)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/06/2017	USD	(1,876,520)	(58,818)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	10/06/2017	USD	1,876,520	(82,155)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/06/2017	USD	(960,080)	(30,679)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/06/2017	USD	610,960	(26,546)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/06/2017	USD	(610,960)	(19,194)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/06/2017	USD	960,080	(22,533)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2017	USD	615,520	(686)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	USD	2,192,790	$(4,365)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	1,231,040	(5,353)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/26/2017	USD	529,362	(6,650)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/26/2017	USD	1,215,572	(11,433)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/26/2017	USD	450,938	(5,336)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/27/2017	USD	(968,250)	(10,336)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/27/2017	USD	(96,825)	(700)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	10/27/2017	USD	(1,984,913)	(9,950)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/27/2017	USD	(823,013)	(4,364)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/27/2017	USD	823,013	(15,474)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/27/2017	USD	(2,662,688)	(11,206)
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	11/24/2017	USD	(31,580)	(1,250)
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	11/24/2017	USD	315,800	(2,220)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	59,076	(1,935)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	2,363,040	(33,312)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	118,152	(2,268)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/18/2017	TWD	28,890,400	(22,482)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	10/18/2017	TWD	33,017,600	(28,564)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/18/2017	TWD	2,063,600	(1,948)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	224,125	(40,608)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	112,063	(24,317)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	89,650	(17,719)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	22,413	(4,148)

								(1,545,684)

								$(545,256)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

Futures contracts outstanding as of September 30, 2017: Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	28	10/2017	EUR	$3,553,548	$63,493
CAC 40 10 Euro Index	56	10/2017	EUR	3,525,419	80,071
Hang Seng Index	21	10/2017	HKD	3,698,442	(3,712)
IBEX 35 Index	12	10/2017	EUR	1,465,225	2,020
LME Aluminum Base Metal	1	10/2017	USD	52,017	3,885
LME Aluminum Base Metal	1	10/2017	USD	52,023	3,776
LME Aluminum Base Metal	1	10/2017	USD	52,036	3,720
LME Aluminum Base Metal	7	10/2017	USD	364,719	28,621
LME Aluminum Base Metal	12	10/2017	USD	624,567	47,194
LME Copper Base Metal	7	10/2017	USD	1,128,561	82,994
LME Copper Base Metal	7	10/2017	USD	1,129,251	44,631
LME Lead Base Metal	1	10/2017	USD	62,347	4,370
LME Lead Base Metal	2	10/2017	USD	124,667	9,005
LME Lead Base Metal	4	10/2017	USD	249,325	19,629
LME Lead Base Metal	4	10/2017	USD	249,370	25,928
LME Nickel Base Metal	1	10/2017	USD	62,553	7,163
LME Nickel Base Metal	1	10/2017	USD	62,625	3,042
LME Zinc Base Metal	1	10/2017	USD	79,481	10,896
LME Zinc Base Metal	1	10/2017	USD	79,781	10,277
SGX NIFTY 50 Index	86	10/2017	USD	1,686,116	(15,118)
Brent Crude Oil	327	11/2017	USD	18,504,929	784,038
LME Aluminum Base Metal	1	11/2017	USD	52,163	2,507
LME Aluminum Base Metal	1	11/2017	USD	52,172	1,329
LME Aluminum Base Metal	3	11/2017	USD	156,541	4,007
LME Aluminum Base Metal	5	11/2017	USD	261,200	1,185
LME Aluminum Base Metal	7	11/2017	USD	366,048	(245)
LME Copper Base Metal	1	11/2017	USD	161,686	(3,939)
LME Lead Base Metal	1	11/2017	USD	62,286	2,771
LME Lead Base Metal	1	11/2017	USD	62,305	3,246
LME Lead Base Metal	2	11/2017	USD	124,546	(59)
LME Nickel Base Metal	1	11/2017	USD	62,709	771
LME Nickel Base Metal	1	11/2017	USD	62,715	(1,908)
LME Nickel Base Metal	1	11/2017	USD	62,721	(2,094)
LME Nickel Base Metal	1	11/2017	USD	62,762	(1,838)
LME Nickel Base Metal	1	11/2017	USD	62,799	(7,494)
LME Zinc Base Metal	1	11/2017	USD	79,246	7,308
LME Zinc Base Metal	2	11/2017	USD	158,228	2,562
Natural Gas	83	11/2017	USD	2,640,230	(31,281)
NY Harbor ULSD	41	11/2017	USD	3,110,276	112,093
RBOB Gasoline	83	11/2017	USD	5,503,348	104,327
WTI Crude Oil	333	11/2017	USD	17,299,350	747,517
100 oz Gold	106	12/2017	USD	13,618,880	526,208
Australia 10 Year Bond	88	12/2017	AUD	8,769,344	(148,371)
Canada 10 Year Bond	114	12/2017	CAD	12,361,611	(260,338)
Cocoa	9	12/2017	USD	183,870	7,971
Coffee ‘C’	47	12/2017	USD	2,256,881	(92,361)
Corn	317	12/2017	USD	5,630,713	(693,327)
Cotton No. 2	46	12/2017	USD	1,574,350	(29,545)
DAX Index	19	12/2017	EUR	7,184,829	154,678
EURO STOXX 50 Index	316	12/2017	EUR	13,355,659	291,715
Euro-Bund	381	12/2017	EUR	72,503,430	(589,398)
FTSE 100 Index	109	12/2017	GBP	10,705,468	(14,182)
FTSE/JSE Top 40 Index	50	12/2017	ZAR	1,851,611	(10,430)
FTSE/MIB Index	13	12/2017	EUR	1,738,669	37,213
KC HRW Wheat	16	12/2017	USD	354,200	(93,931)
KOSPI 200 Index	12	12/2017	KRW	832,016	12,475

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs	1	12/2017	USD	$23,980	$507
Live Cattle	66	12/2017	USD	3,042,600	130,311
LME Aluminum Base Metal	222	12/2017	USD	11,652,225	918,958
LME Aluminum Base Metal	1	12/2017	USD	52,420	(757)
LME Aluminum Base Metal	1	12/2017	USD	52,495	(1,748)
LME Aluminum Base Metal	1	12/2017	USD	52,543	(659)
LME Aluminum Base Metal	3	12/2017	USD	157,350	486
LME Aluminum Base Metal	4	12/2017	USD	209,590	378
LME Aluminum Base Metal	6	12/2017	USD	314,610	(4,455)
LME Copper Base Metal	59	12/2017	USD	9,556,894	740,036
LME Copper Base Metal	1	12/2017	USD	162,012	364
LME Lead Base Metal	1	12/2017	USD	62,150	460
LME Lead Base Metal	34	12/2017	USD	2,116,500	150,674
LME Nickel Base Metal	1	12/2017	USD	62,894	(7,231)
LME Nickel Base Metal	1	12/2017	USD	62,900	(6,407)
LME Nickel Base Metal	2	12/2017	USD	125,810	(9,287)
LME Nickel Base Metal	2	12/2017	USD	125,821	(7,261)
LME Nickel Base Metal	42	12/2017	USD	2,643,354	188,772
LME Zinc Base Metal	1	12/2017	USD	79,055	890
LME Zinc Base Metal	1	12/2017	USD	79,069	1,666
LME Zinc Base Metal	1	12/2017	USD	79,131	2,211
LME Zinc Base Metal	1	12/2017	USD	79,141	4,213
LME Zinc Base Metal	1	12/2017	USD	79,142	3,565
LME Zinc Base Metal	3	12/2017	USD	237,408	6,118
LME Zinc Base Metal	50	12/2017	USD	3,957,500	400,501
Low Sulphur Gasoil	102	12/2017	USD	5,444,250	268,936
Russell 2000 E-Mini Index	103	12/2017	USD	7,688,435	379,077
S&P 500 E-Mini Index	744	12/2017	USD	93,598,919	1,523,370
S&P Midcap 400 E-Mini Index	51	12/2017	USD	9,158,070	329,672
S&P/TSX 60 Index	33	12/2017	CAD	4,859,483	208,602
Silver	66	12/2017	USD	5,503,080	(135,290)
Soybean Oil	26	12/2017	USD	511,992	(20,093)
SPI 200 Index	10	12/2017	AUD	1,111,495	(8,085)
TOPIX Index	120	12/2017	JPY	17,862,697	992,829
U.S. Treasury 10 Year Note	1,316	12/2017	USD	164,911,249	(1,523,309)
Wheat	62	12/2017	USD	1,389,575	(265,033)
Feeder Cattle	10	1/2018	USD	757,625	27,843
Soybean	50	1/2018	USD	2,446,250	8,783
Sugar No. 11	246	2/2018	USD	3,884,832	(97,249)

					5,457,423

Short Contracts
LME Aluminum Base Metal	(1)	10/2017	USD	(52,036)	(3,789)
LME Aluminum Base Metal	(1)	10/2017	USD	(52,023)	(3,526)
LME Aluminum Base Metal	(1)	10/2017	USD	(52,017)	(3,919)
LME Aluminum Base Metal	(12)	10/2017	USD	(624,566)	(47,210)
LME Aluminum Base Metal	(7)	10/2017	USD	(364,719)	(29,262)
LME Copper Base Metal	(7)	10/2017	USD	(1,129,250)	(46,434)
LME Copper Base Metal	(7)	10/2017	USD	(1,128,560)	(82,940)
LME Lead Base Metal	(4)	10/2017	USD	(249,370)	(25,981)
LME Lead Base Metal	(4)	10/2017	USD	(249,325)	(19,685)
LME Lead Base Metal	(2)	10/2017	USD	(124,667)	(8,346)
LME Lead Base Metal	(1)	10/2017	USD	(62,347)	(4,349)
LME Nickel Base Metal	(1)	10/2017	USD	(62,625)	(2,987)
LME Nickel Base Metal	(1)	10/2017	USD	(62,553)	(7,145)
LME Zinc Base Metal	(1)	10/2017	USD	(79,781)	(10,784)
LME Zinc Base Metal	(1)	10/2017	USD	(79,481)	(10,784)
LME Aluminum Base Metal	(3)	11/2017	USD	(156,541)	(4,448)
LME Aluminum Base Metal	(1)	11/2017	USD	(52,172)	(1,493)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
LME Aluminum Base Metal	(1)	11/2017	USD	$(52,163)	$(2,415)
LME Aluminum Base Metal	(7)	11/2017	USD	(366,048)	1,908
LME Aluminum Base Metal	(5)	11/2017	USD	(261,200)	(1,118)
LME Copper Base Metal	(1)	11/2017	USD	(161,686)	3,812
LME Lead Base Metal	(2)	11/2017	USD	(124,546)	(1,316)
LME Lead Base Metal	(1)	11/2017	USD	(62,305)	(3,120)
LME Lead Base Metal	(1)	11/2017	USD	(62,286)	(2,960)
LME Nickel Base Metal	(1)	11/2017	USD	(62,709)	(851)
LME Nickel Base Metal	(1)	11/2017	USD	(62,799)	7,371
LME Nickel Base Metal	(1)	11/2017	USD	(62,762)	1,916
LME Nickel Base Metal	(1)	11/2017	USD	(62,721)	2,107
LME Nickel Base Metal	(1)	11/2017	USD	(62,715)	1,723
LME Zinc Base Metal	(2)	11/2017	USD	(158,228)	(2,783)
LME Zinc Base Metal	(1)	11/2017	USD	(79,246)	(7,173)
LME Aluminum Base Metal	(1)	12/2017	USD	(52,543)	597
LME Aluminum Base Metal	(1)	12/2017	USD	(52,495)	1,753
LME Aluminum Base Metal	(1)	12/2017	USD	(52,420)	674
LME Aluminum Base Metal	(24)	12/2017	USD	(1,259,699)	2,968
LME Aluminum Base Metal	(6)	12/2017	USD	(314,610)	3,168
LME Aluminum Base Metal	(4)	12/2017	USD	(209,590)	(105)
LME Aluminum Base Metal	(3)	12/2017	USD	(157,350)	368
LME Copper Base Metal	(14)	12/2017	USD	(2,267,737)	(130,502)
LME Copper Base Metal	(1)	12/2017	USD	(162,012)	(364)
LME Lead Base Metal	(6)	12/2017	USD	(373,500)	(4,420)
LME Lead Base Metal	(1)	12/2017	USD	(62,150)	(393)
LME Nickel Base Metal	(2)	12/2017	USD	(125,821)	7,733
LME Nickel Base Metal	(2)	12/2017	USD	(125,810)	8,945
LME Nickel Base Metal	(1)	12/2017	USD	(62,937)	7,456
LME Nickel Base Metal	(1)	12/2017	USD	(62,900)	6,638
LME Nickel Base Metal	(1)	12/2017	USD	(62,894)	7,033
LME Zinc Base Metal	(5)	12/2017	USD	(395,750)	(11,203)
LME Zinc Base Metal	(1)	12/2017	USD	(79,069)	(1,817)
LME Zinc Base Metal	(1)	12/2017	USD	(79,055)	(771)
LME Zinc Base Metal	(3)	12/2017	USD	(237,408)	(5,215)
LME Zinc Base Metal	(1)	12/2017	USD	(79,142)	(3,507)
LME Zinc Base Metal	(1)	12/2017	USD	(79,141)	(4,085)
LME Zinc Base Metal	(1)	12/2017	USD	(79,131)	(1,834)

					(432,864)

					5,024,559

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	5,946,786	USD	1,852,236	CITI**	12/20/2017	$5,473
BRL	8,920,179	USD	2,778,358	JPMC**	12/20/2017	8,206
CNY	1,511,807	USD	225,405	CITI**	12/20/2017	970
CNY	2,267,711	USD	338,108	JPMC**	12/20/2017	1,454
EUR	2,253,600	USD	2,661,951	CITI	12/20/2017	13,523
EUR	3,380,400	USD	3,993,834	JPMC	12/20/2017	19,376
PLN	82,400	USD	22,385	CITI	12/20/2017	201
PLN	123,600	USD	33,578	JPMC	12/20/2017	301
USD	22,310	CHF	21,200	CITI	12/20/2017	298
USD	33,465	CHF	31,800	JPMC	12/20/2017	447
USD	39,389	CNY	260,800	CITI**	12/20/2017	338
USD	59,084	CNY	391,200	JPMC**	12/20/2017	507
USD	42,625,859	EUR	35,478,191	CITI	12/20/2017	506,150
USD	63,938,709	EUR	53,217,287	JPMC	12/20/2017	759,146
USD	92,324	HKD	719,600	CITI	12/20/2017	20
USD	126,865	HKD	988,800	JPMC	12/20/2017	30
USD	1,903,218	HUF	488,080,400	CITI	12/20/2017	45,168
USD	2,854,813	HUF	732,120,600	JPMC	12/20/2017	67,737
USD	879,977	INR	57,769,200	CITI**	12/20/2017	4,258
USD	1,320,000	INR	86,653,800	JPMC**	12/20/2017	6,423
USD	1,341,556	KRW	1,522,802,800	CITI**	12/20/2017	10,655
USD	2,011,972	KRW	2,284,204,200	JPMC**	12/20/2017	15,621
USD	509,175	MXN	9,218,400	CITI	12/20/2017	9,329
USD	763,762	MXN	13,827,600	JPMC	12/20/2017	13,993
USD	710,513	TRY	2,562,000	CITI	12/20/2017	7,863
USD	1,065,768	TRY	3,843,000	JPMC	12/20/2017	11,794
USD	803,981	ZAR	10,838,800	CITI	12/20/2017	13,535
USD	1,205,969	ZAR	16,258,200	JPMC	12/20/2017	20,301

Total unrealized appreciation						1,543,117

BRL	16,466,014	USD	5,189,476	CITI**	12/20/2017	(45,677)
BRL	24,699,021	USD	7,784,224	JPMC**	12/20/2017	(68,525)
CNY	11,674,193	USD	1,766,968	CITI**	12/20/2017	(18,901)
CNY	17,511,289	USD	2,650,456	JPMC**	12/20/2017	(28,355)
EUR	1,639,600	USD	1,970,151	CITI	12/20/2017	(23,618)
EUR	2,459,400	USD	2,955,230	JPMC	12/20/2017	(35,430)
HUF	1,841,670,000	USD	7,205,759	CITI	12/20/2017	(194,790)
HUF	2,762,505,000	USD	10,808,651	JPMC	12/20/2017	(292,198)
INR	334,678,000	USD	5,174,718	CITI**	12/20/2017	(101,365)
INR	502,017,000	USD	7,762,087	JPMC**	12/20/2017	(152,057)
KRW	7,154,928,000	USD	6,355,804	CITI**	12/20/2017	(102,533)
KRW	10,732,391,999	USD	9,533,718	JPMC**	12/20/2017	(153,811)
MXN	196,432,400	USD	10,868,744	CITI	12/20/2017	(217,657)
MXN	294,648,600	USD	16,303,137	JPMC	12/20/2017	(326,506)
PLN	29,403,600	USD	8,247,286	CITI	12/20/2017	(187,615)
PLN	44,105,400	USD	12,370,945	JPMC	12/20/2017	(281,437)
TRY	38,681,200	USD	10,887,302	CITI	12/20/2017	(278,662)
TRY	58,021,800	USD	16,330,973	JPMC	12/20/2017	(418,014)
USD	6,391	CNY	42,800	CITI**	12/20/2017	(18)
USD	9,586	CNY	64,200	JPMC**	12/20/2017	(27)
USD	2,455,255	EUR	2,070,939	CITI	12/20/2017	(3,364)
USD	3,682,876	EUR	3,106,407	JPMC	12/20/2017	(5,051)
USD	7,833,701	GBP	6,050,857	CITI	12/20/2017	(294,488)
USD	11,750,535	GBP	9,076,285	JPMC	12/20/2017	(441,747)
USD	86,987	HKD	678,400	CITI	12/20/2017	(33)
USD	142,101	HKD	1,108,200	JPMC	12/20/2017	(50)
USD	1,777,030	HUF	468,815,600	CITI	12/20/2017	(7,684)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	2,665,398	HUF	703,223,400	JPMC	12/20/2017	$(11,671)
USD	384,006	INR	25,494,800	CITI**	12/20/2017	(2,467)
USD	576,009	INR	38,242,200	JPMC**	12/20/2017	(3,701)
USD	246,773	KRW	282,494,000	CITI**	12/20/2017	(121)
USD	370,159	KRW	423,741,000	JPMC**	12/20/2017	(183)
USD	127,328	MXN	2,352,800	CITI	12/20/2017	(247)
USD	190,992	MXN	3,529,200	JPMC	12/20/2017	(371)
USD	86,989	PLN	318,800	CITI	12/20/2017	(396)
USD	130,483	PLN	478,200	JPMC	12/20/2017	(594)
USD	609,624	TRY	2,232,000	CITI	12/20/2017	(2,521)
USD	914,434	TRY	3,348,000	JPMC	12/20/2017	(3,783)
USD	485,444	ZAR	6,677,600	CITI	12/20/2017	(1,536)
USD	728,165	ZAR	10,016,400	JPMC	12/20/2017	(2,305)
ZAR	68,050,401	USD	5,153,923	CITI	12/20/2017	(191,184)
ZAR	102,075,601	USD	7,731,434	JPMC	12/20/2017	(287,326)

Total unrealized depreciation						(4,188,019)

Net unrealized depreciation						$(2,644,902)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$170,000	$—	$170,000

BARC
Cash	—	4,362,343	4,362,343

CITG
Cash	—	(4,768,248)	(4,768,248)

CITI
Investment Companies	2,879,960	—	2,879,960

GSCO
Cash	—	924,476	924,476
U.S. Treasury Inflation Linked Notes	—	1,386,710	1,386,710

GSIN
Investment Companies	622,089	—	622,089

JPMC
Investment Companies	16,620,000	—	16,620,000

JPMS
Cash	—	492,452	492,452

MSCL
Cash	—	1,214,654	1,214,654
U.S. Treasury Inflation Linked Notes	—	1,710,548	1,710,548

MSCS
Investment Companies	2,664,093	—	2,664,093

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$301,476	$—	$301,476

GSCO
Cash	—	(51,176)	(51,176)

GSIN
Cash	400,000	—	400,000

JPPC
Cash	—	2,141	2,141

MACQ
Cash	540,036	—	540,036

MLIN
Cash	810,748	—	810,748

MSCL
Cash	—	3,379,970	3,379,970

SOCG
Cash	680,984	—	680,984

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 22.8%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	1,675,792	2,138,005
0.10%, 4/15/2026 (a)(b)	EUR	1,936,860	2,516,167
France Government Bond OAT
0.10%, 7/25/2021	EUR	407,892	511,437
1.10%, 7/25/2022 (a)(b)	EUR	1,558,123	2,076,726
0.25%, 7/25/2024 (a)(b)	EUR	113,029	146,408
0.10%, 3/1/2025	EUR	404,408	513,007
1.85%, 7/25/2027 (a)(b)	EUR	216,264	321,031
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	1,508,800	2,316,367
0.13%, 3/22/2026	GBP	1,162,689	1,825,824

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $11,744,839)			12,364,972

U.S. TREASURY OBLIGATIONS - 34.1%
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2020 (c)		5,520,000	5,798,304
0.13%, 4/15/2021 (c)		6,060,000	6,278,448
0.38%, 7/15/2025		1,690,000	1,744,683
0.63%, 1/15/2026		2,200,000	2,297,087
0.13%, 7/15/2026		2,360,000	2,343,557

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,404,880)			18,462,079

		SHARES
SHORT-TERM INVESTMENTS - 57.9%
INVESTMENT COMPANIES - 41.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (d)		241,339	241,339
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (d)		965,354	965,354
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (d)(e)		5,435,092	5,435,092
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (d)(e)		522,567	522,567
Limited Purpose Cash Investment Fund, 0.97% (d)		13,906,021	13,904,631
UBS Select Treasury Preferred Fund, Class I, 0.87% (d)		1,206,692	1,206,692

TOTAL INVESTMENT COMPANIES (Cost $22,275,675)			22,275,675

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 16.8%
U.S. Treasury Bills
1.03%, 11/16/2017 (f)	2,107,000	2,104,465
1.14%, 1/25/2018 (f)	1,328,000	1,323,567
1.14%, 1/25/2018 (f)	2,665,000	2,656,104
1.14%, 2/1/2018 (f)	1,096,000	1,092,044
1.12%, 3/1/2018 (f)	1,929,000	1,919,978

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,094,509)		9,096,158

TOTAL SHORT-TERM INVESTMENTS (Cost $31,370,184)		31,371,833

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 114.8% (Cost $61,519,903)		62,198,884
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.8)% (g)		(8,011,333)

NET ASSETS - 100.0%		54,187,551

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2017, the value of these securities amounted to $7,198,337 or 13.28% of net assets.
(b)	Inflation protected security.
(c)	On September 30, 2017, securities valued at $12,076,752 were pledged as collateral for reverse repurchase agreements outstanding.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

Reverse repurchase agreements at September 30, 2017:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
BNP Paribas	9/11/2017	1.30%	10/12/2017	$5,761,500
Merrill Lynch Pierce Fenner & Smith, Inc.	9/11/2017	1.35%	10/12/2017	6,249,375

				$12,010,875

The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2017 was $11,532,700 at a net weighted average interest rate of 1.000%

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/03/2017	USD	20,430	$1,036
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/18/2017	BRL	2,238,570	53,599
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	12/14/2017	KRW	635,300,000	10,544
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	KRW	238,237,500	3,353
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/13/2017	USD	(22,160)	4,180
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/13/2017	USD	(132,960)	16,738
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/13/2017	USD	(354,560)	44,506
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2017	USD	143,880	2,164
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/14/2017	USD	383,680	6,000
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/01/2017	USD	553,200	23,816

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/01/2017	USD	230,500	$9,722
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/27/2017	USD	242,062	1,056
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/27/2017	USD	(242,063)	331
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/27/2017	USD	(96,825)	—
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/27/2017	USD	96,825	400
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/27/2017	USD	(145,238)	188
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/27/2017	USD	145,238	412
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/22/2017	USD	929,575	5,198
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/22/2017	USD	97,850	188
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/24/2017	USD	(31,580)	225
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	126,320	1,215
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	252,640	1,246
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	63,160	1,524
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	39,384	1,136
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	BANA	12/15/2017	CHF	91,310	1,217
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	GSIN	12/15/2017	CHF	547,860	7,085
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	22,412	88
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(67,238)	5,023

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/24/2017	USD	(22,413)	$1,475

								203,665

Cocoa November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/03/2017	USD	(20,430)	(1,482)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	48,019	(3,369)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/10/2017	USD	192,075	(12,905)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	144,056	(9,182)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/14/2017	USD	461,825	(48,514)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2017	USD	177,625	(21,036)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	USD	53,288	(5,375)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	34,225	(2,208)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/10/2017	USD	136,900	(10,568)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/10/2017	USD	34,225	(440)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	1,375,750	(577)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	2,751,500	(555)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	9,270,100	(7,464)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	10,906,000	(6,857)
KC HRW Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2017	USD	22,138	(5,054)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/13/2017	USD	354,560	(92,984)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/13/2017	USD	22,160	(6,308)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/13/2017	USD	132,960	$(35,217)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(23,980)	(643)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/06/2017	USD	523,680	(22,661)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/06/2017	USD	(218,200)	(6,607)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/06/2017	USD	218,200	(9,118)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/06/2017	USD	(523,680)	(16,676)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	USD	730,930	(1,355)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	38,470	(167)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2017	USD	784,240	(7,596)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/27/2017	USD	(1,016,663)	(8,939)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/27/2017	USD	1,016,663	(3,932)
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/22/2017	USD	97,850	(22)
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/22/2017	USD	244,625	(412)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	590,760	(3,665)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	19,692	(645)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	19,692	(378)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/18/2017	TWD	14,445,200	(11,355)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/18/2017	TWD	4,127,200	(3,243)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Wheat November Futures	Decreases in total returnof reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	67,238	$(12,193)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	44,825	(7,139)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	22,413	(4,148)

								(390,989)

								$(187,324)

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	4	10/2017	EUR	$507,650	$9,600
CAC 40 10 Euro Index	10	10/2017	EUR	629,539	14,511
Hang Seng Index	4	10/2017	HKD	704,465	90
IBEX 35 Index	2	10/2017	EUR	244,204	337
LME Aluminum Base Metal	4	10/2017	USD	208,189	15,731
LME Aluminum Base Metal	1	10/2017	USD	52,103	4,089
LME Copper Base Metal	1	10/2017	USD	161,223	11,971
LME Copper Base Metal	2	10/2017	USD	322,643	12,587
LME Lead Base Metal	1	10/2017	USD	62,331	4,907
LME Lead Base Metal	1	10/2017	USD	62,343	6,241
Brent Crude Oil	72	11/2017	USD	4,074,480	170,578
LME Aluminum Base Metal	2	11/2017	USD	104,585	(70)
LME Aluminum Base Metal	5	11/2017	USD	261,200	685
LME Aluminum Base Metal	1	11/2017	USD	52,172	1,329
LME Lead Base Metal	1	11/2017	USD	62,273	(29)
Natural Gas	20	11/2017	USD	636,200	(9,647)
NY Harbor ULSD	9	11/2017	USD	682,744	23,487
RBOB Gasoline	18	11/2017	USD	1,193,497	22,888
WTI Crude Oil	76	11/2017	USD	3,948,200	168,395
100 oz Gold	25	12/2017	USD	3,212,000	133,432
Australia 10 Year Bond	27	12/2017	AUD	2,690,594	(45,523)
Canada 10 Year Bond	29	12/2017	CAD	3,144,620	(65,454)
Cocoa	2	12/2017	USD	40,860	622
Coffee ‘C’	8	12/2017	USD	384,150	(18,519)
Corn	62	12/2017	USD	1,101,275	(125,517)
Cotton No. 2	10	12/2017	USD	342,250	(8,990)
DAX Index	3	12/2017	EUR	1,134,447	24,658
EURO STOXX 50 Index	58	12/2017	EUR	2,451,355	53,766
Euro-Bund	104	12/2017	EUR	19,790,963	(162,142)
FTSE 100 Index	21	12/2017	GBP	2,062,521	(2,674)
FTSE/JSE Top 40 Index	10	12/2017	ZAR	370,322	(2,078)
FTSE/MIB Index	2	12/2017	EUR	267,488	5,714

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Japan 10 Year Bond Mini	6	12/2017	JPY	$801,848	$(3,936)
KC HRW Wheat	4	12/2017	USD	88,550	(21,579)
KOSPI 200 Index	10	12/2017	KRW	693,347	12,841
Lean Hogs	2	12/2017	USD	47,960	390
Live Cattle	17	12/2017	USD	783,700	34,247
LME Aluminum Base Metal	1	12/2017	USD	52,543	(659)
LME Aluminum Base Metal	52	12/2017	USD	2,729,350	227,218
LME Copper Base Metal	14	12/2017	USD	2,267,738	194,456
LME Lead Base Metal	1	12/2017	USD	62,150	460
LME Lead Base Metal	8	12/2017	USD	498,000	36,385
LME Nickel Base Metal	8	12/2017	USD	503,496	57,012
LME Zinc Base Metal	1	12/2017	USD	79,136	2,039
LME Zinc Base Metal	11	12/2017	USD	870,650	90,162
Long Gilt	1	12/2017	GBP	165,999	66
Low Sulphur Gasoil	24	12/2017	USD	1,281,000	62,364
Russell 2000 E-Mini Index	21	12/2017	USD	1,567,545	78,069
S&P 500 E-Mini Index	142	12/2017	USD	17,864,310	290,284
S&P Midcap 400 E-Mini Index	11	12/2017	USD	1,975,270	70,627
S&P/TSX 60 Index	5	12/2017	CAD	736,285	34,860
Silver	15	12/2017	USD	1,250,700	(22,525)
Soybean Meal	1	12/2017	USD	31,580	(1,359)
Soybean Oil	1	12/2017	USD	19,692	(1,336)
SPI 200 Index	2	12/2017	AUD	222,299	(1,755)
TOPIX Index	24	12/2017	JPY	3,572,539	198,566
U.S. Treasury 10 Year Note	345	12/2017	USD	43,232,813	(396,941)
Wheat	18	12/2017	USD	403,425	(66,226)
Feeder Cattle	2	1/2018	USD	151,525	5,286
Soybean	12	1/2018	USD	587,100	1,834
Sugar No. 11	58	2/2018	USD	915,936	(20,423)

					1,105,402

Short Contracts
LME Aluminum Base Metal	(4)	10/2017	USD	(208,189)	(15,736)
LME Aluminum Base Metal	(1)	10/2017	USD	(52,103)	(4,180)
LME Copper Base Metal	(2)	10/2017	USD	(322,643)	(13,267)
LME Copper Base Metal	(1)	10/2017	USD	(161,223)	(11,848)
LME Lead Base Metal	(1)	10/2017	USD	(62,343)	(6,220)
LME Lead Base Metal	(1)	10/2017	USD	(62,331)	(4,921)
LME Aluminum Base Metal	(5)	11/2017	USD	(261,200)	(803)
LME Aluminum Base Metal	(2)	11/2017	USD	(104,585)	545
LME Aluminum Base Metal	(1)	11/2017	USD	(52,172)	(1,493)
LME Lead Base Metal	(1)	11/2017	USD	(62,273)	(658)
LME Aluminum Base Metal	(8)	12/2017	USD	(419,900)	(860)
LME Aluminum Base Metal	(1)	12/2017	USD	(52,543)	597
LME Copper Base Metal	(3)	12/2017	USD	(485,943)	(25,169)
LME Lead Base Metal	(2)	12/2017	USD	(124,500)	(355)
LME Lead Base Metal	(1)	12/2017	USD	(62,150)	(393)
LME Zinc Base Metal	(1)	12/2017	USD	(79,150)	(727)
LME Zinc Base Metal	(1)	12/2017	USD	(79,136)	(1,738)

					(87,226)

					$1,018,176

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	1,020	USD	318	CITI**	12/20/2017	$1
BRL	1,528	USD	476	JPMC**	12/20/2017	1
USD	3,133,089	EUR	2,607,848	CITI	12/20/2017	37,052
USD	4,699,627	EUR	3,911,772	JPMC	12/20/2017	55,571
USD	21,486	HKD	167,488	CITI	12/20/2017	3
USD	30,059	HKD	234,302	JPMC	12/20/2017	5

Total unrealized appreciation						92,633

BRL	2,980	USD	938	CITI**	12/20/2017	(8)
BRL	4,472	USD	1,408	JPMC**	12/20/2017	(11)
CHF	11,200	USD	11,789	CITI	12/20/2017	(160)
CHF	16,800	USD	17,684	JPMC	12/20/2017	(240)
USD	186,172	EUR	157,031	CITI	12/20/2017	(255)
USD	279,257	EUR	235,546	JPMC	12/20/2017	(383)
USD	1,643,908	GBP	1,269,777	CITI	12/20/2017	(61,798)
USD	2,465,857	GBP	1,904,664	JPMC	12/20/2017	(92,701)
USD	17,712	HKD	138,112	CITI	12/20/2017	(5)
USD	28,738	HKD	224,098	JPMC	12/20/2017	(8)

Total unrealized depreciation						(155,569)

Net unrealized depreciation						$(62,936)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$815,182	$815,182

BNPP
U.S. Treasury Inflation Linked Notes	5,798,304	—	5,798,304

CITI
Investment Companies	181,739	—	181,739

GSCO
Cash	—	636,782	636,782

GSIN
Investment Companies	522,567	—	522,567

JPMC
Investment Companies	570,000	—	570,000

JPMS
Cash	—	134,772	134,772

MPFS
U.S. Treasury Inflation Linked Notes	6,278,448	—	6,278,448

MSCL
Cash	—	753,148	753,148

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$100,557	$—	$100,557

GSCO
Cash	—	(8,250)	(8,250)

MACQ
Cash	210,008	—	210,008

MSCL
Cash	—	718,990	718,990

SOCG
Cash	110,150	—	110,150

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 14.3%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023 (a)(b)	EUR	1,571,055	2,004,379
0.10%, 4/15/2026 (a)(b)	EUR	1,834,920	2,383,737
France Government Bond OAT
0.10%, 7/25/2021	EUR	305,919	383,578
1.10%, 7/25/2022 (a)(b)	EUR	1,305,751	1,740,355
0.25%, 7/25/2024 (a)(b)	EUR	113,029	146,408
0.10%, 3/1/2025	EUR	404,408	513,007
1.85%, 7/25/2027 (a)(b)	EUR	216,264	321,031
United Kingdom Index Linked Treasury Gilt 0.13%, 3/22/2024	GBP	1,463,761	2,247,222
0.13%, 3/22/2026	GBP	1,056,990	1,659,840

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $10,930,621)			11,399,557

U.S. TREASURY OBLIGATIONS - 22.3%
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2020 (c)		5,250,000	5,514,691
0.13%, 4/15/2021 (c)		5,760,000	5,967,634
0.13%, 7/15/2024		50,000	51,027
0.38%, 7/15/2025		1,610,000	1,662,094
0.63%, 1/15/2026		2,120,000	2,213,557
0.13%, 7/15/2026		2,350,000	2,333,626

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,668,470)			17,742,629

		SHARES

SHORT-TERM INVESTMENTS - 59.8%
INVESTMENT COMPANIES - 43.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (d)		661,609	661,609
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (d)		2,646,437	2,646,437
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (d)(e)		4,756,971	4,756,971
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (d)(e)		432,149	432,149
Limited Purpose Cash Investment Fund, 0.97% (d)		22,545,663	22,543,410

INVESTMENTS	SHARES	VALUE ($)
UBS Select Treasury Preferred Fund, Class I, 0.87% (d)	3,308,046	3,308,046

TOTAL INVESTMENT COMPANIES (Cost $34,348,622)		34,348,622

	PRINCIPAL AMOUNT ($)

U.S. TREASURY OBLIGATIONS - 16.7%
U.S. Treasury Bills 0.91%, 10/5/2017 (f)	2,494,000	2,493,849
1.14%, 1/4/2018 (f)	791,000	788,867
1.10%, 1/18/2018 (f)	1,506,000	1,501,437
1.14%, 1/25/2018 (f)	4,887,000	4,870,686
1.14%, 2/1/2018 (f)	3,653,000	3,639,816

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,291,496)		13,294,655

TOTAL SHORT-TERM INVESTMENTS (Cost $47,640,117)		47,643,277

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.4% (Cost $76,239,209)		76,785,463
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6% (g)		2,906,503

NET ASSETS - 100.0%		79,691,966

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2017, the value of these securities amounted to $6,595,910 or 8.28% of net assets.
(b)	Inflation protected security.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
100 oz Gold December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/27/2017	USD	128,480	$4,675
100 oz Gold December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/27/2017	USD	128,480	5,650
Cocoa November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/03/2017	USD	20,430	940
Coffee ‘C’ November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/10/2017	USD	(48,019)	5,203
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/10/2017	USD	68,450	660
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	1,375,750	601
iBovespa Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	BRL	2,238,570	54,652
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	12/14/2017	KRW	1,508,837,500	24,986
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	KRW	79,412,500	561
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/13/2017	USD	(221,600)	28,246
Lean Hogs October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/13/2017	USD	(265,920)	33,500
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2017	USD	239,800	2,996
Lean Hogs December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/14/2017	USD	287,760	4,261
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/01/2017	USD	553,200	23,816

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Live Cattle December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/01/2017	USD	230,500	$9,722
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/27/2017	USD	(193,650)	719
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/27/2017	USD	193,650	866
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/27/2017	USD	(338,888)	492
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/27/2017	USD	338,888	636
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/22/2017	USD	929,575	4,399
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/22/2017	USD	244,625	277
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	63,160	3,252
Soybean Meal November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(31,580)	210
Soybean Meal November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	189,480	948
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	59,076	1,587
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	BANA	12/15/2017	CHF	182,620	2,269
Swiss Market Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	3 Months	GSIN	12/15/2017	CHF	456,550	5,824
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	67,237	151

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Wheat November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/24/2017	USD	(67,238)	$4,192

								226,291

Cocoa November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/03/2017	USD	(20,430)	(785)
Coffee ‘C’ November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/10/2017	USD	48,019	(900)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/10/2017	USD	48,019	(3,369)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/10/2017	USD	48,019	(3,393)
Coffee ‘C’ December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/10/2017	USD	192,075	(12,905)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	USD	53,288	(2,640)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	12/14/2017	USD	142,100	(15,727)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/14/2017	USD	515,112	(58,264)
Cotton No. 2 November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/10/2017	USD	205,350	(15,001)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	1,375,750	(277)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	9,270,100	(5,789)
H-Shares Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	9,815,400	(8,173)
KC HRW Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	12/14/2017	USD	22,138	(5,089)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/13/2017	USD	265,920	$(68,116)
Lean Hogs October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/13/2017	USD	221,600	(59,909)
Lean Hogs December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(23,980)	(195)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/06/2017	USD	(523,680)	(16,676)
Live Cattle October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/06/2017	USD	(218,200)	(6,607)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/06/2017	USD	218,200	(5,758)
Live Cattle October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/06/2017	USD	523,680	(22,661)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	USD	807,870	(1,343)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	76,940	(335)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/26/2017	USD	39,212	(453)
SGX NIFTY 50 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/26/2017	USD	470,544	(5,568)
Silver December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/30/2017	USD	83,380	(1,250)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/27/2017	USD	(193,650)	(1,584)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/27/2017	USD	193,650	(1,253)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/27/2017	USD	919,838	$(8,155)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/27/2017	USD	(919,838)	(4,590)
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/22/2017	USD	195,700	(781)
Soybean January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/22/2017	USD	146,775	(419)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	492,300	(5,431)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	19,692	(378)
Soybean Oil November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/24/2017	USD	39,384	(169)
Sugar No. 11 February Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	02/15/2018	USD	15,792	(619)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/18/2017	TWD	14,445,200	(11,262)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/18/2017	TWD	2,063,600	(1,365)
Wheat November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/24/2017	USD	67,237	(11,858)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/24/2017	USD	44,825	(8,527)
Wheat December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/24/2017	USD	22,413	(4,148)

								(381,722)

								$(155,431)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	5	10/2017	EUR	$634,562	$11,459
CAC 40 10 Euro Index	11	10/2017	EUR	692,493	16,208
Hang Seng Index	4	10/2017	HKD	704,465	90
IBEX 35 Index	1	10/2017	EUR	122,102	261
LME Aluminum Base Metal	1	10/2017	USD	52,017	3,870
LME Aluminum Base Metal	1	10/2017	USD	52,036	3,720
LME Aluminum Base Metal	1	10/2017	USD	52,103	4,089
LME Aluminum Base Metal	3	10/2017	USD	156,142	11,781
LME Copper Base Metal	1	10/2017	USD	161,223	11,971
LME Copper Base Metal	1	10/2017	USD	161,322	6,344
LME Lead Base Metal	1	10/2017	USD	62,331	4,907
LME Zinc Base Metal	1	10/2017	USD	79,431	10,005
LME Zinc Base Metal	1	10/2017	USD	79,481	10,896
SGX NIFTY 50 Index	13	10/2017	USD	254,878	(2,406)
Brent Crude Oil	72	11/2017	USD	4,074,480	169,451
LME Aluminum Base Metal	1	11/2017	USD	52,147	4,095
LME Aluminum Base Metal	1	11/2017	USD	52,240	237
LME Aluminum Base Metal	1	11/2017	USD	52,293	(35)
LME Lead Base Metal	1	11/2017	USD	62,273	(29)
Natural Gas	20	11/2017	USD	636,200	(9,815)
NY Harbor ULSD	9	11/2017	USD	682,744	22,524
RBOB Gasoline	18	11/2017	USD	1,193,497	22,148
WTI Crude Oil	76	11/2017	USD	3,948,200	170,542
100 oz Gold	23	12/2017	USD	2,955,040	127,060
Australia 10 Year Bond	28	12/2017	AUD	2,790,246	(47,209)
Canada 10 Year Bond	30	12/2017	CAD	3,253,056	(65,960)
Cocoa	2	12/2017	USD	40,860	1,913
Coffee ‘C’	10	12/2017	USD	480,188	(22,069)
Corn	59	12/2017	USD	1,047,988	(128,055)
Cotton No. 2	7	12/2017	USD	239,575	(7,753)
DAX Index	3	12/2017	EUR	1,134,447	24,658
EURO STOXX 50 Index	57	12/2017	EUR	2,409,090	52,744
Euro-Bund	103	12/2017	EUR	19,600,665	(158,662)
FTSE 100 Index	21	12/2017	GBP	2,062,521	(2,674)
FTSE/JSE Top 40 Index	11	12/2017	ZAR	407,354	(2,279)
FTSE/MIB Index	1	12/2017	EUR	133,744	2,857
Japan 10 Year Bond Mini	1	12/2017	JPY	133,641	(364)
KC HRW Wheat	4	12/2017	USD	88,550	(21,579)
Lean Hogs	1	12/2017	USD	23,980	507
Live Cattle	16	12/2017	USD	737,600	32,102
LME Aluminum Base Metal	1	12/2017	USD	52,420	(757)
LME Aluminum Base Metal	2	12/2017	USD	104,870	(1,485)
LME Aluminum Base Metal	49	12/2017	USD	2,571,888	210,564
LME Copper Base Metal	13	12/2017	USD	2,105,756	180,333
LME Lead Base Metal	8	12/2017	USD	498,000	35,435
LME Lead Base Metal	1	12/2017	USD	62,150	460
LME Lead Base Metal	1	12/2017	USD	62,257	5,229
LME Nickel Base Metal	8	12/2017	USD	503,496	57,012
LME Zinc Base Metal	1	12/2017	USD	79,069	1,666
LME Zinc Base Metal	11	12/2017	USD	870,650	99,709
Long Gilt	1	12/2017	GBP	165,999	(4,907)
Low Sulphur Gasoil	24	12/2017	USD	1,281,000	60,384
Russell 2000 E-Mini Index	21	12/2017	USD	1,567,545	78,511
S&P 500 E-Mini Index	141	12/2017	USD	17,738,505	287,529

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
S&P Midcap 400 E-Mini Index	10	12/2017	USD	$1,795,700	$62,346
S&P/TSX 60 Index	6	12/2017	CAD	883,542	41,547
Silver	14	12/2017	USD	1,167,320	(18,562)
Soybean Meal	6	12/2017	USD	189,480	(8,132)
Soybean Oil	4	12/2017	USD	78,768	(2,893)
SPI 200 Index	3	12/2017	AUD	333,448	(2,460)
TOPIX Index	24	12/2017	JPY	3,572,539	198,566
U.S. Treasury 10 Year Note	340	12/2017	USD	42,606,250	(393,027)
Wheat	16	12/2017	USD	358,600	(65,277)
Feeder Cattle	2	1/2018	USD	151,525	5,286
Soybean	9	1/2018	USD	440,325	3,129
Sugar No. 11	56	2/2018	USD	884,352	(20,682)

					1,067,074

Short Contracts
LME Aluminum Base Metal	(1)	10/2017	USD	(52,017)	(3,869)
LME Aluminum Base Metal	(3)	10/2017	USD	(156,142)	(11,762)
LME Aluminum Base Metal	(1)	10/2017	USD	(52,103)	(4,180)
LME Aluminum Base Metal	(1)	10/2017	USD	(52,036)	(3,789)
LME Copper Base Metal	(1)	10/2017	USD	(161,223)	(11,848)
LME Copper Base Metal	(1)	10/2017	USD	(161,322)	(6,633)
LME Lead Base Metal	(1)	10/2017	USD	(62,331)	(4,921)
LME Zinc Base Metal	(1)	10/2017	USD	(79,481)	(10,784)
LME Zinc Base Metal	(1)	10/2017	USD	(79,431)	(9,684)
LME Aluminum Base Metal	(1)	11/2017	USD	(52,293)	273
LME Aluminum Base Metal	(1)	11/2017	USD	(52,240)	(224)
LME Aluminum Base Metal	(1)	11/2017	USD	(52,147)	(4,240)
LME Lead Base Metal	(1)	11/2017	USD	(62,273)	(658)
LME Aluminum Base Metal	(6)	12/2017	USD	(314,925)	(2,513)
LME Aluminum Base Metal	(2)	12/2017	USD	(104,870)	1,056
LME Aluminum Base Metal	(1)	12/2017	USD	(52,420)	674
LME Copper Base Metal	(2)	12/2017	USD	(323,962)	(18,722)
LME Lead Base Metal	(2)	12/2017	USD	(124,500)	(355)
LME Lead Base Metal	(1)	12/2017	USD	(62,257)	(4,910)
LME Lead Base Metal	(1)	12/2017	USD	(62,150)	(393)
LME Zinc Base Metal	(1)	12/2017	USD	(79,150)	(1,722)
LME Zinc Base Metal	(1)	12/2017	USD	(79,069)	(1,817)

					(101,021)

					$966,053

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	4,694	BRL	14,904	CITI**	12/20/2017	$38
USD	7,040	BRL	22,356	JPMC**	12/20/2017	57
USD	2,852,203	EUR	2,374,051	CITI	12/20/2017	33,729
USD	4,278,297	EUR	3,561,075	JPMC	12/20/2017	50,590
USD	21,661	HKD	168,851	CITI	12/20/2017	3
USD	25,049	HKD	195,243	JPMC	12/20/2017	5

Total unrealized appreciation						84,422

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	14,000	USD	14,737	CITI	12/20/2017	$(200)
CHF	21,000	USD	22,105	JPMC	12/20/2017	(300)
USD	1,587	BRL	5,096	CITI**	12/20/2017	(5)
USD	2,381	BRL	7,644	JPMC**	12/20/2017	(7)
USD	169,480	EUR	142,952	CITI	12/20/2017	(232)
USD	254,223	EUR	214,430	JPMC	12/20/2017	(349)
USD	1,526,902	GBP	1,179,400	CITI	12/20/2017	(57,400)
USD	2,290,350	GBP	1,769,100	JPMC	12/20/2017	(86,103)
USD	16,767	HKD	130,749	CITI	12/20/2017	(5)
USD	32,594	HKD	254,157	JPMC	12/20/2017	(8)

Total unrealized depreciation						(144,609)

Net unrealized depreciation						$(60,187)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$757,606	$757,606

CITI
Investment Companies	241,235	—	241,235

GSCO
Cash	—	251,000	251,000
U.S. Treasury Inflation Linked Notes	—	377,097	377,097

GSIN
Investment Companies	432,149	—	432,149

JPMC
Investment Companies	520,000	—	520,000

JPMS
Cash	—	141,952	141,952

MSCL
Cash	—	313,548	313,548
U.S. Treasury Inflation Linked Notes	—	441,384	441,384

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$160,665	$—	$160,665

GSCO
Cash	—	(5,952)	(5,952)

GSIN
Cash	70,000	—	70,000

JPPC
Cash	—	1,053	1,053

MACQ
Cash	260,012	—	260,012

MSCL
Cash	—	711,506	711,506

SOCG
Cash	140,197	—	140,197

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 120.8%
COMMON STOCKS - 34.2%

Belgium - 0.8%
Ageas	50,265	2,364,150
bpost SA (a)	191,936	5,708,351
KBC Group NV (a)	116,898	9,917,618
Proximus SADP (a)	123,666	4,263,249
Solvay SA (a)	27,822	4,159,349
UCB SA	35,091	2,500,873
Umicore SA (a)	52,397	4,337,722

		33,251,312

Denmark - 1.4%
Danske Bank A/S (a)	395,932	15,866,417
GN Store Nord A/S	79,310	2,722,677
H Lundbeck A/S (a)	200,251	11,576,927
ISS A/S (a)	99,694	4,019,283
Jyske Bank A/S (Registered) (a)	67,741	3,916,274
TDC A/S	273,482	1,603,853
Vestas Wind Systems A/S (a)	204,040	18,340,296
William Demant Holding A/S *(a)	104,080	2,751,730

		60,797,457

Finland - 1.1%
Cargotec OYJ, Class B (a)	58,207	3,660,525
Elisa OYJ	12,548	540,561
Kesko OYJ, Class B	41,057	2,202,600
Neste OYJ (a)	465,130	20,328,258
Orion OYJ, Class B	47,155	2,189,509
Stora Enso OYJ, Class R (a)	321,803	4,551,956
UPM-Kymmene OYJ (a)	485,713	13,177,932

		46,651,341

Germany - 4.6%
Aurubis AG (a)	105,435	8,548,239
Axel Springer SE	10,313	663,302
Brenntag AG	12,308	686,120
Covestro AG (a)(b)	279,689	24,067,433
Deutsche Lufthansa AG (Registered)	1,083,886	30,141,661
Evonik Industries AG (a)	139,582	4,990,413
Freenet AG (a)	174,590	5,842,939
FUCHS PETROLUB SE (Preference)	10,763	637,387
Hannover Rueck SE (a)	86,702	10,456,933
Hella KGaA Hueck & Co.	38,076	2,245,035
Henkel AG & Co. KGaA (Preference) (a)	54,718	7,454,917
HOCHTIEF AG (a)	45,105	7,618,369
Infineon Technologies AG (a)	639,585	16,125,476
KION Group AG	21,160	2,027,027
Krones AG	5,060	703,839
MTU Aero Engines AG	16,893	2,697,687
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	69,053	14,779,138
OSRAM Licht AG (a)	56,279	4,494,972
Rheinmetall AG (a)	50,677	5,715,594
Salzgitter AG	28,950	1,315,029
SAP SE (a)	105,198	11,534,462
Siemens AG (Registered) (a)	38,084	5,374,011
Software AG (a)	158,858	7,761,624

INVESTMENTS	SHARES	VALUE ($)
Germany - 4.6% (continued)
Suedzucker AG (a)	343,855	7,395,163
Talanx AG (a)	87,021	3,520,808
Uniper SE (a)	260,813	7,157,935
Volkswagen AG (Preference) (a)	26,091	4,259,485

		198,214,998

Italy - 2.9%
A2A SpA (a)	5,953,901	10,243,821
Autogrill SpA (a)	209,467	2,724,497
Azimut Holding SpA	22,036	477,438
Brembo SpA	28,359	480,040
Buzzi Unicem SpA	17,623	476,232
Davide Campari-Milano SpA	211,861	1,539,000
Enel SpA (a)	5,658,296	34,087,341
GEDI Gruppo Editoriale SpA *	103,334	91,611
Hera SpA	453,321	1,425,691
Intesa Sanpaolo SpA (a)	7,916,454	28,026,705
Italgas SpA	171,518	963,407
Mediobanca SpA (a)	696,043	7,479,974
Moncler SpA	33,996	982,265
Poste Italiane SpA (a)(b)	1,550,983	11,425,709
Prysmian SpA (a)	241,493	8,159,408
Recordati SpA (a)	160,906	7,425,287
Telecom Italia SpA *	810,538	760,314
Terna Rete Elettrica Nazionale SpA (a)	1,144,164	6,685,420
UnipolSai Assicurazioni SpA	422,050	986,900

		124,441,060

Japan - 14.7%
ABC-Mart, Inc.	45,600	2,408,709
Air Water, Inc.	26,300	485,622
Alfresa Holdings Corp. (a)	278,000	5,093,056
Amada Holdings Co. Ltd. (a)	425,100	4,667,316
ANA Holdings, Inc.	164,100	6,215,939
Aozora Bank Ltd.	244,200	9,297,563
Asahi Group Holdings Ltd.	65,300	2,640,646
Astellas Pharma, Inc. (a)	468,900	5,967,946
Bandai Namco Holdings, Inc. (a)	276,100	9,485,368
Benesse Holdings, Inc.	64,000	2,309,055
Brother Industries Ltd. (a)	248,300	5,789,314
Central Japan Railway Co. (a)	25,600	4,492,537
Chugoku Bank Ltd. (The)	46,100	632,272
Cosmos Pharmaceutical Corp.	7,700	1,718,917
Daiichi Sankyo Co. Ltd. (a)	282,300	6,370,581
Ezaki Glico Co. Ltd.	39,900	2,106,148
FUJIFILM Holdings Corp.	61,900	2,404,899
Fujitsu Ltd. (a)	2,431,000	18,092,828
GungHo Online Entertainment, Inc.	824,000	2,229,078
Gunma Bank Ltd. (The)	93,700	580,489
Hakuhodo DY Holdings, Inc. (a)	216,600	2,851,848
Hankyu Hanshin Holdings, Inc.	48,200	1,829,964
Haseko Corp. (a)	797,400	10,640,802
Hikari Tsushin, Inc. (a)	22,500	2,822,686
Hisamitsu Pharmaceutical Co., Inc. (a)	59,500	2,859,390
Hitachi Capital Corp.	34,700	825,806
Hitachi Chemical Co. Ltd. (a)	123,100	3,377,944
Hitachi High-Technologies Corp. (a)	208,600	7,576,101
Hitachi Ltd. (a)	671,000	4,731,123
Hitachi Metals Ltd.	153,400	2,137,757

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 14.7% (continued)
Idemitsu Kosan Co. Ltd. (a)	492,600	13,921,800
Inpex Corp. (a)	864,800	9,212,524
Ito En Ltd.	40,100	1,353,171
ITOCHU Corp. (a)	658,200	10,784,466
Itochu Techno-Solutions Corp. (a)	219,000	8,181,215
Izumi Co. Ltd.	20,500	1,052,418
Japan Airlines Co. Ltd. (a)	301,000	10,189,248
Japan Tobacco, Inc. (a)	202,500	6,636,120
JFE Holdings, Inc.	30,500	596,574
JSR Corp.	86,200	1,639,000
JXTG Holdings, Inc. (a)	2,546,000	13,127,738
Kajima Corp. (a)	1,280,000	12,722,452
Kaken Pharmaceutical Co. Ltd.	21,300	1,084,006
Kamigumi Co. Ltd. (a)	80,000	1,853,414
Kaneka Corp. (a)	121,000	940,170
Kao Corp. (a)	220,600	12,987,462
Keihan Holdings Co. Ltd. (a)	19,200	562,344
Kewpie Corp.	91,000	2,195,491
Kirin Holdings Co. Ltd. (a)	238,300	5,598,597
Kobayashi Pharmaceutical Co. Ltd.	10,200	578,176
Konami Holdings Corp. (a)	155,100	7,467,021
Kuraray Co. Ltd. (a)	269,700	5,046,033
Kurita Water Industries Ltd.	36,800	1,063,526
Lion Corp. (a)	384,000	7,016,417
Makita Corp.	14,700	593,303
Marubeni Corp. (a)	1,525,600	10,429,309
Maruichi Steel Tube Ltd.	21,200	617,207
Matsumotokiyoshi Holdings Co. Ltd.	40,900	2,739,547
McDonald’s Holdings Co. Japan Ltd. (a)	76,700	3,393,337
Medipal Holdings Corp. (a)	298,000	5,179,060
MEIJI Holdings Co. Ltd.	24,100	1,908,442
Miraca Holdings, Inc.	14,600	679,688
Mitsubishi Corp. (a)	350,700	8,159,328
Mitsubishi Gas Chemical Co., Inc. (a)	395,900	9,289,208
Mitsubishi Tanabe Pharma Corp. (a)	453,100	10,401,824
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	784,900	4,164,462
Mitsui & Co. Ltd. (a)	268,300	3,968,402
Mitsui Chemicals, Inc.	256,200	7,792,953
Mixi, Inc. (a)	115,500	5,578,185
Mizuho Financial Group, Inc. (a)	2,843,100	4,984,067
Nagoya Railroad Co. Ltd. (a)	80,400	1,731,307
Nankai Electric Railway Co. Ltd. (a)	27,800	688,104
Nexon Co. Ltd. *(a)	213,500	5,581,381
NH Foods Ltd. (a)	283,000	7,777,951
NHK Spring Co. Ltd. (a)	407,100	4,390,349
Nippon Electric Glass Co. Ltd.	18,600	721,011
Nippon Express Co. Ltd.	99,200	6,467,054
Nippon Shokubai Co. Ltd.	33,100	2,339,641
Nippon Telegraph & Telephone Corp. (a)	220,200	10,089,723
Nisshin Seifun Group, Inc. (a)	249,000	4,168,234
Nitori Holdings Co. Ltd. (a)	97,800	13,986,555
Nomura Research Institute Ltd. (a)	54,285	2,119,994
NTT Data Corp.	55,900	598,189
Obayashi Corp. (a)	950,200	11,397,121
Oracle Corp. Japan (a)	56,900	4,472,455

INVESTMENTS	SHARES	VALUE ($)
Japan - 14.7% (continued)
Oriental Land Co. Ltd.	15,200	1,158,844
ORIX Corp. (a)	224,400	3,622,763
Osaka Gas Co. Ltd. (a)	231,400	4,300,904
Otsuka Corp. (a)	108,100	6,933,053
Otsuka Holdings Co. Ltd. (a)	179,700	7,145,157
Park24 Co. Ltd. (a)	197,900	4,819,409
Persol Holdings Co. Ltd.	39,800	927,350
Pola Orbis Holdings, Inc. (a)	276,800	8,369,799
Resona Holdings, Inc. (a)	1,549,500	7,966,609
Ryohin Keikaku Co. Ltd. (a)	14,100	4,156,423
Sawai Pharmaceutical Co. Ltd.	31,200	1,773,840
SCSK Corp.	15,800	671,172
Sega Sammy Holdings, Inc.	68,800	961,727
Seiko Epson Corp. (a)	192,200	4,654,299
Sekisui Chemical Co. Ltd. (a)	176,600	3,479,303
Shimamura Co. Ltd. (a)	75,300	9,032,595
Shimizu Corp. (a)	321,000	3,559,691
Shionogi & Co. Ltd. (a)	150,400	8,221,901
Sohgo Security Services Co. Ltd.	12,300	564,608
Sojitz Corp. (a)	3,434,800	9,504,224
Square Enix Holdings Co. Ltd. (a)	171,700	6,466,375
Start Today Co. Ltd. (a)	219,300	6,949,648
Sugi Holdings Co. Ltd.	37,000	1,969,552
Sumitomo Corp. (a)	379,500	5,463,815
Sumitomo Dainippon Pharma Co. Ltd. (a)	478,800	6,237,370
Sumitomo Rubber Industries Ltd.	101,500	1,862,946
Sundrug Co. Ltd.	40,300	1,670,006
Suzuken Co. Ltd. (a)	69,910	2,486,510
Suzuki Motor Corp. (a)	86,800	4,555,705
Taisei Corp.	197,000	10,331,050
Taisho Pharmaceutical Holdings Co. Ltd.	8,700	661,062
Takashimaya Co. Ltd. (a)	98,000	917,870
Toho Gas Co. Ltd. (a)	73,400	2,149,641
Tohoku Electric Power Co., Inc.	53,800	684,573
Tokyo Century Corp.	10,900	491,002
Tokyo Electron Ltd. (a)	96,200	14,809,902
Tokyo Gas Co. Ltd. (a)	50,600	1,239,121
Toppan Printing Co. Ltd. (a)	217,000	2,152,696
Tosoh Corp. (a)	545,000	12,301,821
Toyo Suisan Kaisha Ltd. (a)	133,900	4,919,304
Toyoda Gosei Co. Ltd.	20,600	486,826
Toyota Boshoku Corp.	33,600	712,419
Tsuruha Holdings, Inc.	4,000	478,264
USS Co. Ltd.	26,600	536,867
Welcia Holdings Co. Ltd.	27,200	1,024,714
West Japan Railway Co. (a)	79,000	5,492,280
Yamada Denki Co. Ltd. (a)	612,300	3,348,123
Yamaguchi Financial Group, Inc. (a)	549,000	6,429,492
Yamazaki Baking Co. Ltd. (a)	277,900	5,016,020
Yokogawa Electric Corp.	54,900	935,533

		629,462,656

Netherlands - 1.4%
Aalberts Industries NV	19,405	937,997
ABN AMRO Group NV, CVA (a)(b)	298,948	8,951,767
ASM International NV (a)	68,825	4,352,394
ASML Holding NV	9,458	1,616,161
ASR Nederland NV (a)	82,335	3,292,537

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 1.4% (continued)
Koninklijke DSM NV (a)	37,694	3,085,860
Koninklijke Philips NV (a)	165,734	6,838,181
NN Group NV (a)	303,748	12,719,861
Philips Lighting NV (a)(b)	76,654	3,094,303
Randstad Holding NV (a)	55,052	3,402,416
Wolters Kluwer NV (a)	248,995	11,507,318

		59,798,795

Norway - 0.4%
DNB ASA (a)	410,990	8,297,919
Gjensidige Forsikring ASA	28,441	495,418
Marine Harvest ASA *(a)	440,438	8,710,991

		17,504,328

Portugal - 0.2%
EDP - Energias de Portugal SA (a)	1,032,616	3,893,682
Galp Energia SGPS SA (a)	226,443	4,015,547

		7,909,229

Spain - 1.3%
ACS Actividades de Construccion y Servicios SA	31,985	1,186,567
Aena SME SA (b)	8,753	1,581,906
Amadeus IT Group SA (a)	59,468	3,867,724
Bankinter SA (a)	315,813	2,991,078
Ebro Foods SA (a)	182,931	4,337,239
Endesa SA (a)	401,255	9,054,333
Repsol SA (a)	1,830,227	33,775,690

		56,794,537

Sweden - 1.2%
Boliden AB (a)	669,566	22,711,250
Electrolux AB, Series B	44,863	1,526,948
Essity AB, Class B *	55,081	1,501,731
Husqvarna AB, Class B	263,231	2,710,771
ICA Gruppen AB	11,962	450,001
Modern Times Group MTG AB, Class B	21,554	781,663
NCC AB, Class B	97,794	2,321,451
Nordea Bank AB (a)	625,209	8,488,601
Saab AB, Class B	42,098	2,139,805
Securitas AB, Class B (a)	215,656	3,615,871
Skandinaviska Enskilda Banken AB, Class A	172,168	2,271,446
Swedbank AB, Class A (a)	140,767	3,898,053

		52,417,591

Switzerland - 3.2%
ABB Ltd. (Registered) (a)	514,826	12,730,613
Adecco Group AG (Registered) *(a)	108,432	8,447,343
Barry Callebaut AG (Registered) *	482	737,903
DKSH Holding AG	9,053	769,288
dormakaba Holding AG *	986	1,005,871
Flughafen Zurich AG (Registered)	2,541	575,066
Geberit AG (Registered) (a)	13,668	6,470,649
Georg Fischer AG (Registered) (a)	5,023	6,198,888

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 3.2% (continued)
Helvetia Holding AG (Registered)	1,684	915,230
Kuehne + Nagel International AG (Registered)	11,237	2,082,225
Lonza Group AG (Registered) *(a)	64,165	16,860,287
Novartis AG (Registered) (a)	65,133	5,586,780
Partners Group Holding AG (a)	9,966	6,765,897
Roche Holding AG (a)	68,327	17,465,757
Schindler Holding AG	3,492	771,719
Sika AG (a)	1,051	7,825,420
Sonova Holding AG (Registered)	12,350	2,096,241
STMicroelectronics NV (a)	503,077	9,754,760
Straumann Holding AG (Registered) (a)	4,305	2,768,607
Swiss Life Holding AG (Registered) *(a)	20,901	7,368,481
Swiss Re AG (a)	156,322	14,169,712
Temenos Group AG (Registered) *(a)	55,958	5,715,508

		137,082,245

United Kingdom - 1.0%
Fiat Chrysler Automobiles NV *(a)	1,716,697	30,765,594
Subsea 7 SA (a)	625,463	10,292,656

		41,058,250

TOTAL COMMON STOCKS (Cost $1,168,629,989)		1,465,383,799

SHORT-TERM INVESTMENTS - 86.6%

INVESTMENT COMPANIES - 62.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (c)	26,352,899	26,352,899
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (c)	105,411,598	105,411,598
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (c)(d)	712,127,588	712,127,588
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (c)(d)	650,331,947	650,331,947
Limited Purpose Cash Investment Fund, 0.97% (c)(e)	1,062,850,327	1,062,744,042
UBS Select Treasury Preferred Fund, Class I, 0.87% (c)	131,764,497	131,764,497

TOTAL INVESTMENT COMPANIES (Cost $2,688,732,571)		2,688,732,571

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 23.9%
U.S. Treasury Bills 0.91%, 10/5/2017 (f)	3,482,000	3,481,789
1.02%, 11/9/2017 (f)	4,138,000	4,133,808

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
1.03%, 11/16/2017 (f)	167,034,000	166,833,083
1.06%, 11/24/2017 (f)	19,998,000	19,968,730
1.06%, 11/30/2017 (f)	21,299,000	21,264,470
1.11%, 12/14/2017 (f)	11,541,000	11,518,592
1.13%, 12/21/2017 (f)	39,689,000	39,601,464
1.12%, 12/28/2017 (f)(g)	32,490,000	32,407,753
1.13%, 1/11/2018 (f)(g)	30,366,000	30,279,741
1.10%, 1/18/2018 (f)(g)	398,281,000	397,074,209
1.14%, 2/1/2018 (f)	43,220,000	43,064,012
1.15%, 2/8/2018 (f)(g)	32,900,000	32,772,677
1.12%, 2/15/2018 (f)(g)	99,714,000	99,307,167
1.12%, 2/22/2018 (f)	32,871,000	32,728,025
1.12%, 3/1/2018 (f)(g)	37,630,000	37,454,002
1.12%, 3/8/2018 (f)(g)	15,558,000	15,480,566
1.15%, 3/15/2018 (f)	3,439,000	3,420,846
1.19%, 3/22/2018 (f)(g)	13,065,000	12,993,089
1.18%, 3/29/2018 (f)(g)	23,998,000	23,857,985

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,027,434,746)		1,027,642,008

TOTAL SHORT-TERM INVESTMENTS (Cost $3,716,167,317)		3,716,374,579

TOTAL LONG POSITIONS (Cost $4,884,797,306)		5,181,758,378

	SHARES
SHORT POSITIONS - (26.1)%
COMMON STOCKS - (26.1)%

Austria - (0.1)%
ams AG *	(83,777)	(6,083,013)

Belgium - (0.8)%
Anheuser-Busch InBev SA/NV	(239,742)	(28,658,095)
Telenet Group Holding NV *	(73,105)	(4,839,051)

		(33,497,146)

Denmark - (0.7)%
AP Moller - Maersk A/S, Class B	(1,461)	(2,781,836)
Chr Hansen Holding A/S	(28,637)	(2,458,273)
Coloplast A/S, Class B	(75,288)	(6,121,370)
Genmab A/S *	(7,933)	(1,754,341)
Novozymes A/S, Class B	(158,606)	(8,147,216)
Pandora A/S	(62,480)	(6,177,539)
Tryg A/S	(26,020)	(601,617)

		(28,042,192)

Finland - (0.9)%
Amer Sports OYJ *	(59,819)	(1,588,089)
Fortum OYJ	(393,658)	(7,866,069)
Nokia OYJ	(5,062,744)	(30,419,512)

		(39,873,670)

Germany - (3.0)%
adidas AG	(21,670)	(4,907,537)
Beiersdorf AG	(30,906)	(3,327,519)
Bilfinger SE	(72,284)	(3,031,376)
Commerzbank AG *	(1,913,223)	(26,091,564)
Deutsche Bank AG (Registered)	(2,072,795)	(35,881,622)
E.ON SE	(1,351,775)	(15,324,314)
GEA Group AG	(107,736)	(4,904,521)
HUGO BOSS AG	(35,350)	(3,119,186)

INVESTMENTS	SHARES	VALUE ($)
Germany - (3.0)% (continued)
LANXESS AG	(13,726)	(1,083,959)
MAN SE	(6,139)	(692,997)
ProSiebenSat.1 Media SE	(39,471)	(1,346,945)
RWE AG*	(287,742)	(6,546,117)
Sartorius AG (Preference)	(9,006)	(861,775)
Symrise AG	(25,392)	(1,930,429)
Telefonica Deutschland Holding AG	(836,120)	(4,698,696)
thyssenkrupp AG	(216,488)	(6,429,663)
United Internet AG (Registered)	(8,578)	(534,692)
Zalando SE *(b)	(125,944)	(6,321,467)

		(127,034,379)

Italy - (2.3)%
Banco BPM SpA *	(5,059,791)	(21,044,859)
Ferrari NV	(75,540)	(8,358,375)
Mediaset SpA *	(1,041,225)	(3,606,998)
Saipem SpA *	(1,205,519)	(5,206,268)
UniCredit SpA *	(1,895,228)	(40,443,579)
Unione di Banche Italiane SpA	(1,321,992)	(6,870,250)
Unipol Gruppo Finanziario SpA	(999,098)	(4,583,908)
Yoox Net-A-Porter Group SpA *	(185,573)	(7,283,527)

		(97,397,764)

Japan - (12.7)%
Acom Co. Ltd. *	(1,404,300)	(5,448,572)
Advantest Corp.	(406,300)	(7,617,703)
Aeon Co. Ltd.	(663,400)	(9,805,412)
AEON Financial Service Co. Ltd.	(248,100)	(5,190,207)
Alps Electric Co. Ltd.	(439,700)	(11,620,712)
Asics Corp.	(500,100)	(7,458,797)
Bank of Kyoto Ltd. (The)	(211,400)	(10,760,301)
Calbee, Inc.	(304,800)	(10,705,006)
Casio Computer Co. Ltd.	(81,700)	(1,152,423)
Chiba Bank Ltd. (The)	(933,000)	(6,681,697)
Chiyoda Corp.	(86,000)	(503,256)
Chugai Pharmaceutical Co. Ltd.	(129,400)	(5,377,365)
Chugoku Electric Power Co., Inc. (The)	(503,900)	(5,353,030)
Concordia Financial Group Ltd.	(266,400)	(1,317,606)
Credit Saison Co. Ltd.	(70,900)	(1,471,148)
Dai-ichi Life Holdings, Inc.	(255,500)	(4,583,054)
Daiwa Securities Group, Inc.	(689,000)	(3,905,812)
Denso Corp.	(86,700)	(4,387,920)
Dentsu, Inc.	(44,000)	(1,932,838)
Eisai Co. Ltd.	(145,800)	(7,487,245)
Electric Power Development Co. Ltd.	(283,900)	(7,131,797)
FamilyMart UNY Holdings Co. Ltd.	(76,000)	(4,003,824)
FANUC Corp.	(42,600)	(8,637,305)
Fast Retailing Co. Ltd.	(27,800)	(8,199,748)
Fukuoka Financial Group, Inc.	(135,000)	(624,468)
Hachijuni Bank Ltd. (The)	(557,200)	(3,486,349)
Hamamatsu Photonics KK	(148,200)	(4,483,266)
Hirose Electric Co. Ltd.	(17,500)	(2,464,144)
Hitachi Construction Machinery Co. Ltd.	(73,000)	(2,163,408)
Hokuriku Electric Power Co.	(216,000)	(1,813,027)
Ibiden Co. Ltd.	(389,200)	(6,209,466)
IHI Corp.	(249,800)	(8,707,697)
Isetan Mitsukoshi Holdings Ltd.	(332,800)	(3,477,691)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (12.7)% (continued)
Iyo Bank Ltd. (The)	(663,300)	(5,374,999)
Japan Post Insurance Co. Ltd.	(29,500)	(632,212)
JGC Corp.	(164,000)	(2,655,901)
Kakaku.com, Inc.	(506,000)	(6,455,361)
Kansai Electric Power Co., Inc. (The)	(45,500)	(582,377)
Kansai Paint Co. Ltd.	(337,500)	(8,501,913)
Kawasaki Heavy Industries Ltd.	(142,600)	(4,728,193)
Keikyu Corp.	(155,000)	(3,143,358)
Keio Corp.	(43,400)	(1,788,853)
Keisei Electric Railway Co. Ltd.	(20,200)	(558,880)
Kikkoman Corp.	(290,700)	(8,932,016)
Kintetsu Group Holdings Co. Ltd.	(63,800)	(2,373,477)
Kobe Steel Ltd.	(1,162,500)	(13,313,257)
Koito Manufacturing Co. Ltd.	(20,800)	(1,306,140)
Kyushu Electric Power Co., Inc.	(607,400)	(6,452,699)
Kyushu Financial Group, Inc.	(87,100)	(536,216)
LIXIL Group Corp.	(112,600)	(2,990,215)
M3, Inc.	(76,800)	(2,189,675)
Mabuchi Motor Co. Ltd.	(23,500)	(1,177,334)
Marui Group Co. Ltd.	(243,500)	(3,485,764)
MINEBEA MITSUMI, Inc.	(267,200)	(4,184,946)
Mitsubishi Heavy Industries Ltd.	(45,300)	(1,791,138)
Mitsubishi Logistics Corp.	(141,000)	(3,508,206)
Mitsubishi Motors Corp.	(2,145,300)	(16,985,070)
Mitsubishi UFJ Financial Group, Inc.	(1,090,500)	(7,090,253)
Mitsui OSK Lines Ltd.	(132,300)	(4,014,487)
Murata Manufacturing Co. Ltd.	(64,700)	(9,525,023)
Nabtesco Corp.	(62,900)	(2,340,307)
NGK Spark Plug Co. Ltd.	(746,700)	(15,902,133)
Nidec Corp.	(18,000)	(2,212,756)
Nippon Paint Holdings Co. Ltd.	(309,500)	(10,528,986)
Nippon Yusen KK *	(491,000)	(10,217,556)
NOK Corp.	(25,600)	(572,661)
NSK Ltd.	(119,200)	(1,609,329)
NTN Corp.	(636,000)	(2,694,958)
Odakyu Electric Railway Co. Ltd.	(233,500)	(4,430,677)
Oji Holdings Corp.	(131,000)	(707,345)
Olympus Corp.	(198,900)	(6,739,951)
Ono Pharmaceutical Co. Ltd.	(429,300)	(9,744,468)
Orient Corp.	(481,600)	(784,230)
Pigeon Corp.	(190,900)	(6,526,058)
Renesas Electronics Corp. *	(42,600)	(464,276)
Ricoh Co. Ltd.	(456,100)	(4,435,189)
Rinnai Corp.	(5,600)	(479,691)
Santen Pharmaceutical Co. Ltd.	(106,300)	(1,677,193)
Seibu Holdings, Inc.	(139,100)	(2,375,968)
Seven Bank Ltd.	(1,927,100)	(6,963,971)
Shikoku Electric Power Co., Inc.	(678,100)	(7,973,409)
Shimano, Inc.	(39,900)	(5,315,448)
Shizuoka Bank Ltd. (The)	(976,000)	(8,783,658)
SMC Corp.	(7,100)	(2,508,866)
SoftBank Group Corp.	(159,700)	(12,951,079)
Sony Corp.	(214,500)	(8,002,708)
Sony Financial Holdings, Inc.	(1,140,600)	(18,716,742)
Stanley Electric Co. Ltd.	(127,400)	(4,369,638)
Suruga Bank Ltd.	(71,800)	(1,549,424)
Sysmex Corp.	(24,500)	(1,565,330)
T&D Holdings, Inc.	(612,200)	(8,881,412)
Taiyo Nippon Sanso Corp.	(151,200)	(1,791,915)

INVESTMENTS	SHARES	VALUE ($)
Japan - (12.7)% (continued)
THK Co. Ltd.	(49,800)	(1,698,612)
Tobu Railway Co. Ltd.	(67,200)	(1,846,398)
Tokio Marine Holdings, Inc.	(194,500)	(7,612,227)
Toyo Seikan Group Holdings Ltd.	(68,200)	(1,139,690)
Toyota Industries Corp.	(66,400)	(3,818,831)
Yakult Honsha Co. Ltd.	(147,100)	(10,585,787)
Yamaha Motor Co. Ltd.	(391,600)	(11,722,578)
Yamato Holdings Co. Ltd.	(341,800)	(6,904,327)
Yaskawa Electric Corp.	(914,300)	(29,019,596)

		(546,605,635)

Luxembourg - (0.4)%
Millicom International Cellular SA, SDR	(80,631)	(5,326,427)
Tenaris SA	(795,333)	(11,273,839)

		(16,600,266)

Netherlands - (1.2)%
Aegon NV	(207,320)	(1,208,473)
Altice NV, Class A *	(1,370,765)	(27,464,510)
Gemalto NV	(59,483)	(2,658,452)
Koninklijke KPN NV	(2,811,080)	(9,647,022)
Koninklijke Vopak NV	(102,452)	(4,492,925)
OCI NV *	(181,135)	(4,243,110)
SBM Offshore NV	(69,980)	(1,268,953)

		(50,983,445)

Norway - (0.1)%
Schibsted ASA, Class A	(232,777)	(6,000,954)
Statoil ASA	(1,297)	(26,075)

		(6,027,029)

Portugal - (0.1)%
Banco Comercial Portugues SA, Class R *	(16,525,582)	(4,795,024)
Banco Espirito Santo SA (Registered) (3)*(h)	(216,618)	(2)

		(4,795,026)

Spain - (1.3)%
Atresmedia Corp. de Medios de Comunicacion SA	(54,465)	(573,008)
Bankia SA	(2,216,149)	(10,699,117)
Cellnex Telecom SA (b)	(676,495)	(15,486,866)
Enagas SA	(154,813)	(4,362,293)
Ferrovial SA	(111,792)	(2,463,207)
Industria de Diseno Textil SA	(204,451)	(7,707,847)
Telefonica SA	(1,485,886)	(16,147,223)

		(57,439,561)

Sweden - (1.1)%
Alfa Laval AB	(87,071)	(2,129,744)
Atlas Copco AB, Class A	(166,432)	(7,060,436)
Elekta AB, Class B	(128,860)	(1,333,931)
Getinge AB, Class B	(104,516)	(1,962,185)
Hennes & Mauritz AB, Class B	(266,688)	(6,927,553)
Hexagon AB, Class B	(10,224)	(507,193)
Sandvik AB	(145,864)	(2,519,172)
Telefonaktiebolaget LM Ericsson, Class B	(4,254,745)	(24,528,984)

		(46,969,198)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - (1.3)%
Aryzta AG *	(15,775)	(484,543)
Chocoladefabriken Lindt & Spruengli AG	(758)	(4,323,864)
Credit Suisse Group AG (Registered) *	(2,730,464)	(43,263,100)
Idorsia Ltd. *	(63,576)	(1,136,173)
OC Oerlikon Corp. AG (Registered) *	(318,139)	(4,901,905)
Vifor Pharma AG	(11,074)	(1,306,141)

		(55,415,726)

United Kingdom - (0.1)%
CNH Industrial NV	(185,783)	(2,230,388)

United States - 0.0% (i)
QIAGEN NV *	(62,191)	(1,965,857)

TOTAL COMMON STOCKS (Proceeds $(1,020,546,086))		(1,120,960,295)

TOTAL SHORT POSITIONS (Proceeds $(1,020,546,086))		(1,120,960,295)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.7% (Cost $3,864,251,220)		4,060,798,083

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3% (j)		228,309,413

NET ASSETS - 100.0%		4,289,107,496

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(56,061,032)	(1.3)%
Consumer Staples	29,850,399	0.7
Energy	78,043,860	1.8
Financials	(77,039,082)	(1.8)
Health Care	93,721,247	2.2
Industrials	180,091,596	4.2
Information Technology	23,714,653	0.6
Materials	90,415,504	2.1
Telecommunication Services	(41,156,672)	(1.0)
Utilities	22,843,031	0.6
Short-Term Investments	3,716,374,579	86.6

Total Investments In Securities At Value	4,060,798,083	94.7
Other Assets in Excess of Liabilities (j)	228,309,413	5.3

Net Assets	$4,289,107,496	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,228,454,032.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $27,312,785, which represents approximately 0.64% of net assets of the fund.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.

(e)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended September 30, 2017, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/16	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 09/30/17	VALUE AT 09/30/17	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
Limited Purpose Cash Investment Fund (Short-Term Investment)	—	1,749,024,687	(686,174,360)	1,062,850,327	$1,062,744,042	$3,620,375	$(60,861)	$—

(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for futures contracts.
(h)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.
(i)	Represents less than 0.05% of net assets.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

Abbreviations

CVA	Dutch Certification
OYJ	Public Traded Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	12/14/2017	USD	(88,297,387)	$6,224,182
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2017	USD	(23,002,438)	1,613,044
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(22,043,263)	1,608,617
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	12/14/2017	KRW	120,071,700,000	1,970,411
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	KRW	21,203,137,500	258,381
Tel Aviv Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/25/2017	ILS	14,068,296	9,324

								11,683,959

BIST 30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/31/2017	TRY	62,605,260	(1,358,103)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/14/2017	USD	8,952,300	(744,410)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	1,917,795,500	(175,495)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	1,683,918,000	(392,054)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
iBovespa Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	10/18/2017	BRL	(434,655,675)	$(10,363,825)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	10,309,960	(44,831)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/27/2017	USD	20,188,013	(1,443,107)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/27/2017	USD	(42,893,475)	(1,207,618)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/27/2017	USD	(20,188,013)	(481,251)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/27/2017	USD	44,587,913	(2,229,772)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	BANA	12/15/2017	CHF	(324,150,500)	(4,609,005)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/18/2017	TWD	1,188,633,600	(1,018,016)
WIG20 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/15/2017	PLN	18,650,520	(103,784)

								(24,171,271)

								$(12,487,312)

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
LME Copper Base Metal	1	12/2017	USD	$162,025	$(1,323)
BIST 30 Index	5,223	10/2017	TRY	18,668,492	(1,515,857)
Brent Crude Oil	4,416	10/2017	USD	250,784,640	6,159,446
CAC 40 10 Euro Index	1,258	10/2017	EUR	79,196,011	2,020,397
FTSE Bursa Malaysia KLCI Index	144	10/2017	MYR	2,986,572	(6,863)
Hang Seng Index	634	10/2017	HKD	111,657,727	(175,684)
IBEX 35 Index	109	10/2017	EUR	13,309,128	17,516

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	1	10/2017	USD	$161,413	$1,925
LME Copper Base Metal	2	10/2017	USD	322,613	21,907
LME Copper Base Metal	3	10/2017	USD	484,055	9,509
LME Copper Base Metal	10	10/2017	USD	1,613,365	37,351
LME Copper Base Metal	56	10/2017	USD	9,034,004	369,969
LME Copper Base Metal	81	10/2017	USD	13,059,063	946,921
MSCI Singapore Index	92	10/2017	USD	3,539,240	(1,439)
MSCI Singapore Index	605	10/2017	SGD	16,045,468	50,167
WTI Crude Oil	3,057	10/2017	USD	157,955,190	9,505,105
LME Copper Base Metal	16	11/2017	USD	2,586,268	(41,095)
LME Copper Base Metal	18	11/2017	USD	2,910,339	(52,487)
LME Copper Base Metal	137	11/2017	USD	22,136,905	(109,132)
Soybean	216	11/2017	USD	10,457,100	(454,248)
ASX 90 Day Bank Accepted Bill	1,303	12/2017	AUD	1,017,606,824	57,678
Australia 3 Year Bond	8,186	12/2017	AUD	712,967,903	(2,683,834)
DAX Index	695	12/2017	EUR	262,813,489	5,650,663
EURO STOXX 50 Index	121	12/2017	EUR	5,114,034	84,197
Euro-Bobl	1,228	12/2017	EUR	190,391,136	(606,622)
Euro-Bund	3,131	12/2017	EUR	595,822,158	379,914
Japan 10 Year Bond	1,071	12/2017	JPY	1,431,013,997	(5,260,894)
KOSPI 200 Index	83	12/2017	KRW	5,754,780	43,238
KOSPI 200 Index	540	12/2017	KRW	37,440,739	637,361
LME Copper Base Metal	12	12/2017	USD	1,944,138	4,369
LME Copper Base Metal	1,240	12/2017	USD	200,856,750	(9,516,001)
MEX BOLSA Index	1	12/2017	MXN	27,797	71
Silver	935	12/2017	USD	77,960,300	(1,820,864)
TOPIX Index	3,625	12/2017	JPY	539,602,311	29,320,983
U.S. Treasury 10 Year Note	13,526	12/2017	USD	1,694,976,875	(15,386,082)
U.S. Treasury 2 Year Note	1,210	12/2017	USD	261,000,781	(277,741)
U.S. Treasury 5 Year Note	27	12/2017	USD	3,172,500	(20,277)
3 Month Euro Euribor	2,295	03/2018	EUR	680,217,282	134,684
3 Month Sterling	1,117	03/2018	GBP	185,843,944	(235,520)
ASX 90 Day Bank Accepted Bill	2,437	03/2018	AUD	1,902,855,625	158,368
3 Month Euro Euribor	2,295	06/2018	EUR	680,081,659	212,060
3 Month Sterling	1,117	06/2018	GBP	185,656,846	(300,665)
ASX 90 Day Bank Accepted Bill	2,439	06/2018	AUD	1,903,949,937	(494,377)
3 Month Euro Euribor	2,295	09/2018	EUR	679,844,319	(70,192)
3 Month Sterling	1,117	09/2018	GBP	185,525,878	(212,324)
ASX 90 Day Bank Accepted Bill	1,135	09/2018	AUD	885,794,598	(39,682)

					16,540,596

Short Contracts
LME Copper Base Metal	(1)	12/2017	USD	(162,025)	1,297
Amsterdam Exchange Index	(1,686)	10/2017	EUR	(213,974,344)	(4,067,067)
H-Shares Index	(436)	10/2017	HKD	(30,435,609)	238,832
LME Copper Base Metal	(81)	10/2017	USD	(13,059,063)	(941,666)
LME Copper Base Metal	(56)	10/2017	USD	(9,034,004)	(374,597)
LME Copper Base Metal	(10)	10/2017	USD	(1,613,365)	(36,395)
LME Copper Base Metal	(3)	10/2017	USD	(484,055)	(10,664)
LME Copper Base Metal	(2)	10/2017	USD	(322,612)	(22,242)
LME Copper Base Metal	(1)	10/2017	USD	(161,412)	(1,553)
Natural Gas	(6,658)	10/2017	USD	(200,206,060)	3,798,299
OMXS30 Index	(14,271)	10/2017	SEK	(286,781,412)	(10,883,123)
LME Copper Base Metal	(137)	11/2017	USD	(22,136,905)	92,651
LME Copper Base Metal	(18)	11/2017	USD	(2,910,339)	54,617
LME Copper Base Metal	(16)	11/2017	USD	(2,586,268)	35,293

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
100 oz Gold	(1,087)	12/2017	USD	$(139,657,760)	$(2,589,710)
Australia 10 Year Bond	(8,562)	12/2017	AUD	(853,217,316)	13,568,462
Canada 10 Year Bond	(7,317)	12/2017	CAD	(793,420,236)	14,982,992
Euro-Buxl	(1,189)	12/2017	EUR	(229,425,866)	4,207,404
Euro-Schatz	(280)	12/2017	EUR	(37,107,405)	7,967
FTSE 100 Index	(2,659)	12/2017	GBP	(261,154,478)	(2,222,048)
FTSE/JSE Top 40 Index	(1,591)	12/2017	ZAR	(58,918,266)	246,284
FTSE/MIB Index	(1,213)	12/2017	EUR	(162,231,234)	(3,574,566)
LME Copper Base Metal	(75)	12/2017	USD	(12,148,594)	122,253
LME Copper Base Metal	(12)	12/2017	USD	(1,944,138)	(4,373)
Long Gilt	(2,608)	12/2017	GBP	(432,925,906)	(752,357)
S&P 500 E-Mini Index	(1,521)	12/2017	USD	(191,349,405)	(1,830,215)
S&P/TSX 60 Index	(78)	12/2017	CAD	(11,486,051)	(545,062)
SET50 Index	(1,674)	12/2017	THB	(10,780,861)	(8,690)
SPI 200 Index	(2,261)	12/2017	AUD	(251,308,960)	1,715,186
U.S. Treasury Long Bond	(2,308)	12/2017	USD	(352,691,250)	4,794,363
3 Month Canadian Bank Acceptance	(372)	03/2018	CAD	(73,185,093)	115,843
3 Month Eurodollar	(4,897)	03/2018	USD	(1,204,784,425)	(594,710)
3 Month Canadian Bank Acceptance	(372)	06/2018	CAD	(73,103,106)	142,483
3 Month Eurodollar	(4,897)	06/2018	USD	(1,203,437,750)	1,397,737
3 Month Canadian Bank Acceptance	(372)	09/2018	CAD	(73,050,932)	(18,522)
3 Month Eurodollar	(4,897)	09/2018	USD	(1,202,458,350)	2,762,736

					19,807,139

					$36,347,735

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CNY	7,540,200	USD	1,133,329	JPMC**	10/10/2017	$988
BRL	12,410,780	USD	3,865,084	CITI**	12/20/2017	11,905
BRL	18,616,171	USD	5,797,634	JPMC**	12/20/2017	17,850
CAD	224,066,710	USD	178,577,155	CITI	12/20/2017	1,090,745
CAD	336,100,066	USD	267,866,068	JPMC	12/20/2017	1,635,782
CNY	12,462,825	USD	1,858,862	CITI**	12/20/2017	7,292
CNY	18,694,237	USD	2,788,548	JPMC**	12/20/2017	10,684
EUR	4,594,532	USD	5,447,206	CITI	12/20/2017	7,423
EUR	6,891,796	USD	8,170,816	JPMC	12/20/2017	11,124
GBP	19,902,000	USD	26,280,878	CITI	12/20/2017	453,717
GBP	29,853,000	USD	39,421,366	JPMC	12/20/2017	680,526
HKD	68,924,000	USD	8,833,579	CITI	12/20/2017	7,420
HKD	103,386,000	USD	13,250,385	JPMC	12/20/2017	11,113
PLN	21,200,000	USD	5,786,149	CITI	12/20/2017	24,875
PLN	31,800,000	USD	8,679,235	JPMC	12/20/2017	37,302
SEK	196,400	USD	24,212	CITI	12/20/2017	16
SEK	294,600	USD	36,318	JPMC	12/20/2017	23
TRY	1,600,000	USD	437,753	CITI	12/20/2017	1,060
TRY	2,400,000	USD	656,631	JPMC	12/20/2017	1,589
USD	35,685,242	AUD	44,942,000	CITI	12/20/2017	465,458
USD	53,527,796	AUD	67,413,000	JPMC	12/20/2017	698,119
USD	469,183,947	CHF	445,766,491	CITI	12/20/2017	6,335,866

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
USD	703,775,035	CHF	668,649,731	JPMC	12/20/2017	$9,502,919
USD	2,814,602	CNY	18,600,800	CITI**	12/20/2017	29,361
USD	4,221,898	CNY	27,901,200	JPMC**	12/20/2017	44,036
USD	11,804,072	DKK	73,294,169	CITI	12/20/2017	107,311
USD	17,706,086	DKK	109,941,254	JPMC	12/20/2017	160,944
USD	52,136,200	EUR	43,206,000	CITI	12/20/2017	842,036
USD	78,204,202	EUR	64,809,000	JPMC	12/20/2017	1,262,958
USD	3,814,283	HKD	29,720,800	CITI	12/20/2017	1,945
USD	5,721,425	HKD	44,581,200	JPMC	12/20/2017	2,919
USD	13,494,834	JPY	1,494,148,800	CITI	12/20/2017	163,627
USD	20,242,225	JPY	2,241,223,200	JPMC	12/20/2017	245,416
USD	116,300,204	KRW	130,923,775,584	CITI**	12/20/2017	1,875,313
USD	174,450,088	KRW	196,385,663,376	JPMC**	12/20/2017	2,812,749
USD	60,427,483	NOK	470,932,960	CITI	12/20/2017	1,190,107
USD	90,641,111	NOK	706,399,438	JPMC	12/20/2017	1,785,048
USD	45,598,988	NZD	62,835,288	CITI	12/20/2017	283,000
USD	68,398,396	NZD	94,252,931	JPMC	12/20/2017	424,414
USD	71,138,948	SEK	570,608,908	CITI	12/20/2017	749,196
USD	106,708,288	SEK	855,913,360	JPMC	12/20/2017	1,123,660
USD	77,060,775	SGD	103,939,761	CITI	12/20/2017	366,726
USD	115,591,017	SGD	155,909,640	JPMC	12/20/2017	549,944
USD	7,346,757	TRY	26,400,000	CITI	12/20/2017	106,338
USD	11,021,260	TRY	39,600,000	JPMC	12/20/2017	160,632
USD	15,174,842	TWD	455,705,474	CITI**	12/20/2017	118,403
USD	22,761,886	TWD	683,558,210	JPMC**	12/20/2017	177,227
USD	304,877	ZAR	4,000,000	CITI	12/20/2017	13,167
USD	457,315	ZAR	6,000,000	JPMC	12/20/2017	19,750

Total unrealized appreciation						35,630,023

USD	1,130,573	CNY	7,540,200	JPMC**	10/10/2017	(3,744)
AUD	265,937,196	USD	211,590,833	CITI	12/20/2017	(3,183,314)
AUD	398,905,793	USD	317,386,646	JPMC	12/20/2017	(4,775,368)
BRL	44,665,449	USD	14,067,913	CITI**	12/20/2017	(114,926)
BRL	66,998,170	USD	21,101,895	JPMC**	12/20/2017	(172,415)
CAD	279,957,030	USD	227,291,887	CITI	12/20/2017	(2,808,333)
CAD	419,935,544	USD	340,938,256	JPMC	12/20/2017	(4,212,925)
CHF	716,400	USD	758,274	CITI	12/20/2017	(14,422)
CHF	1,074,600	USD	1,137,412	JPMC	12/20/2017	(21,634)
CNY	107,714,775	USD	16,254,508	CITI**	12/20/2017	(125,541)
CNY	161,572,163	USD	24,381,792	JPMC**	12/20/2017	(188,344)
EUR	78,720,519	USD	94,554,179	CITI	12/20/2017	(1,097,179)
EUR	118,080,781	USD	141,831,448	JPMC	12/20/2017	(1,645,946)
GBP	22,557,200	USD	30,433,871	CITI	12/20/2017	(132,514)
GBP	33,835,800	USD	45,650,864	JPMC	12/20/2017	(198,828)
HKD	315,600	USD	40,506	CITI	12/20/2017	(24)
HKD	473,400	USD	60,760	JPMC	12/20/2017	(36)
HUF	1,784,400,000	USD	6,973,250	CITI	12/20/2017	(180,300)
HUF	2,676,600,000	USD	10,459,971	JPMC	12/20/2017	(270,545)
INR	920,099,476	USD	14,223,897	CITI**	12/20/2017	(276,192)
INR	1,380,149,214	USD	21,335,872	JPMC**	12/20/2017	(414,315)
JPY	6,994,262,142	USD	63,695,928	CITI	12/20/2017	(1,291,197)
JPY	10,491,393,214	USD	95,544,011	JPMC	12/20/2017	(1,936,915)
KRW	3,564,948,000	USD	3,158,187	CITI**	12/20/2017	(42,490)
KRW	5,347,422,000	USD	4,737,286	JPMC**	12/20/2017	(63,741)
MXN	1,976,453,737	USD	109,326,812	CITI	12/20/2017	(2,158,231)
MXN	2,964,680,604	USD	163,990,423	JPMC	12/20/2017	(3,237,551)
PLN	97,600,000	USD	27,370,546	CITI	12/20/2017	(617,905)
PLN	146,400,000	USD	41,055,871	JPMC	12/20/2017	(926,908)
SEK	55,746,000	USD	6,968,433	CITI	12/20/2017	(91,662)
SEK	83,619,000	USD	10,452,663	JPMC	12/20/2017	(137,505)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
TRY	243,205,180	USD	68,394,205	CITI	12/20/2017	$(1,693,169)
TRY	364,807,770	USD	102,592,386	JPMC	12/20/2017	(2,540,831)
USD	7,557,962	CHF	7,289,600	CITI	12/20/2017	(10,973)
USD	11,336,928	CHF	10,934,400	JPMC	12/20/2017	(16,473)
USD	3,102,921	CNY	20,795,600	CITI**	12/20/2017	(10,965)
USD	4,654,376	CNY	31,193,400	JPMC**	12/20/2017	(16,453)
USD	2,860	DKK	18,000	CITI	12/20/2017	(13)
USD	4,290	DKK	27,000	JPMC	12/20/2017	(19)
USD	60,514	EUR	51,200	CITI	12/20/2017	(270)
USD	90,771	EUR	76,800	JPMC	12/20/2017	(406)
USD	33,101,308	GBP	25,567,901	CITI	12/20/2017	(1,244,360)
USD	49,651,898	GBP	38,351,850	JPMC	12/20/2017	(1,866,602)
USD	19,255,440	HKD	150,192,000	CITI	12/20/2017	(9,942)
USD	28,883,124	HKD	225,288,000	JPMC	12/20/2017	(14,951)
USD	51,606,517	ILS	183,503,637	CITI	12/20/2017	(456,866)
USD	77,409,678	ILS	275,255,454	JPMC	12/20/2017	(685,396)
USD	628,888	KRW	720,000,000	CITI**	12/20/2017	(379)
USD	943,330	KRW	1,080,000,000	JPMC**	12/20/2017	(568)
USD	38,894,998	NZD	54,137,570	CITI	12/20/2017	(148,310)
USD	58,342,424	NZD	81,206,354	JPMC	12/20/2017	(222,537)
USD	22,558,664	SGD	30,678,039	CITI	12/20/2017	(77,747)
USD	33,837,954	SGD	46,017,059	JPMC	12/20/2017	(116,662)
USD	545,374	TRY	2,000,000	CITI	12/20/2017	(3,142)
USD	818,060	TRY	3,000,000	JPMC	12/20/2017	(4,715)
USD	924,464	TWD	28,000,000	CITI**	12/20/2017	(652)
USD	1,386,694	TWD	42,000,000	JPMC**	12/20/2017	(980)
ZAR	384,800,000	USD	29,081,127	CITI	12/20/2017	(1,018,664)
ZAR	577,200,000	USD	43,621,745	JPMC	12/20/2017	(1,528,050)

Total unrealized depreciation						(42,031,045)

Net unrealized depreciation						$(6,401,022)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at September 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (rates range from - 0.60% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	1-57 months maturity ranging from 10/20/2017 - 11/19/2021	$600,873,206	$6,637,176	$(2,310,337)	$4,326,839

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Australia
BHP Billiton plc	326,199	$5,756,108	$142,997	0.0

Isle of Man
Paysafe Group plc	564,192	4,404,456	598,123	0.0

South Africa
Investec plc	621,150	4,540,837	(402,490)	(0.0)
Mondi plc	235,096	6,320,597	197,996	0.0

United Kingdom
Anglo American plc	670,807	12,060,035	1,501,770	0.0
Ashtead Group plc	595,891	14,375,290	1,077,544	0.0
Barclays plc	3,946,379	10,232,894	(535,473)	(0.0)
Barratt Developments plc	2,236,101	18,421,407	1,851,991	0.0
Bellway plc	296,434	13,112,853	1,800,556	0.0
Berkeley Group Holdings plc	320,114	15,953,437	1,821,994	0.0
BT Group plc	2,547,123	9,687,969	(608,862)	(0.0)
Close Brothers Group plc	223,672	4,423,052	(287,048)	(0.0)
Compass Group plc	227,700	4,831,236	17,213	0.0
DCC plc	79,739	7,742,784	122,682	0.0
GKN plc	1,260,689	5,841,487	(406,438)	(0.0)
Indivior plc	1,313,392	5,982,379	98,641	0.0
Intermediate Capital Group plc	543,549	6,824,913	1,479,089	0.0
J Sainsbury plc	1,562,983	4,983,277	(592,405)	(0.0)
Kingfisher plc	1,462,750	5,856,389	(335,910)	(0.0)
Micro Focus International plc	286,967	9,185,133	(60,705)	(0.0)
Next plc	61,233	4,316,465	367,139	0.0
Persimmon plc	611,357	21,157,470	3,281,026	0.1
Playtech plc	477,089	5,874,057	(57,881)	(0.0)
Royal Mail plc	1,342,557	6,912,946	(511,302)	(0.0)
Sky plc	364,777	4,475,037	(351,351)	(0.0)
Taylor Wimpey plc	6,839,026	17,924,737	192,170	0.0

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)

United Kingdom (continued)
Whitbread plc	85,460	$4,313,723	$(47,822)	(0.0)
William Hill plc	1,216,070	4,113,442	(261,003)	(0.0)
Wm Morrison Supermarkets plc	3,350,215	10,512,638	(193,109)	(0.0)

Short Positions

Common Stock

Chile
Antofagasta plc	(603,043)	(7,681,573)	(748,937)	(0.0)

Netherlands
Royal Dutch Shell plc	(817,510)	(24,706,667)	(1,712,569)	(0.0)

United Kingdom
AstraZeneca plc	(396,124)	(26,342,830)	(914,741)	(0.0)
Aviva plc	(636,714)	(4,394,561)	168,387	0.0
BP plc	(5,971,682)	(38,254,602)	(2,051,699)	(0.0)
British American Tobacco plc	(542,338)	(33,952,401)	1,756,247	0.0
Capita plc	(1,448,399)	(10,958,797)	492,284	0.0
Cobham plc	(2,230,263)	(4,356,132)	(405,722)	(0.0)
Diageo plc	(491,518)	(16,163,824)	(873,201)	(0.0)
Experian plc	(404,100)	(8,117,023)	757,759	0.0
Hargreaves Lansdown plc	(297,202)	(5,897,453)	(639,283)	(0.0)
Imperial Brands plc	(120,976)	(5,163,354)	511,956	0.0
Inmarsat plc	(591,506)	(5,105,015)	1,161,903	0.0
Intertek Group plc	(90,006)	(6,016,276)	(1,259,211)	(0.0)
Just Eat plc	(704,967)	(6,314,484)	(693,432)	(0.0)
Petrofac Ltd.	(1,004,780)	(6,070,001)	3,035,006	0.1
Prudential plc	(335,717)	(8,033,878)	(41,059)	(0.0)
Rolls-Royce Holdings plc	(892,768)	(10,618,827)	(751,325)	(0.0)
Royal Bank of Scotland Group plc	(1,883,904)	(6,781,695)	(555,647)	(0.0)
RSA Insurance Group plc	(637,382)	(5,325,266)	(273,069)	(0.0)
Tesco plc	(7,453,154)	(18,690,684)	(117,877)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds floating Rate plus or minus a specified spread (rates range from -2.13% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	51-57 months maturity ranging from 11/19/2021 - 11/22/2021	$7,336,891,018	$47,340,821	$10,406,292	57,747,113

The following table represents required component disclosures associated with the total return basket swap as of period end.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

United States
AbbVie, Inc.	461,678	$41,024,707	$7,389,281	0.2
Aflac, Inc.	467,402	38,041,849	3,250,352	0.1
Amgen, Inc.	276,994	51,645,531	3,311,920	0.1
Anthem, Inc.	330,271	62,711,857	6,537,535	0.2
Best Buy Co., Inc.	808,092	46,028,920	5,343,510	0.1
Biogen, Inc.	196,395	61,495,202	4,300,516	0.1
eBay, Inc.	1,622,682	62,408,350	6,647,793	0.2
General Motors Co.	1,331,705	53,774,248	3,720,862	0.1
Gilead Sciences, Inc.	666,725	54,018,060	6,445,943	0.2
Huntington Ingalls Industries, Inc.	180,872	40,956,656	2,298,906	0.1
Intel Corp.	1,664,811	63,396,003	4,863,180	0.1
International Business Machines Corp.	227,641	33,026,156	(3,175,465)	(0.1)
JPMorgan Chase & Co.	355,111	33,916,652	1,715,186	0.0
Lear Corp.	208,432	36,075,411	5,615,804	0.1
LyondellBasell Industries NV	722,251	71,538,962	7,030,765	0.2
McKesson Corp.	217,830	33,460,866	(84,649)	(0.0)
Merck & Co., Inc.	625,564	40,054,863	529,506	0.0
Micron Technology, Inc.	1,190,590	46,825,905	11,900,233	0.3
Northrop Grumman Corp.	144,451	41,561,442	6,279,285	0.1
Owens Corning	384,372	29,731,174	5,634,439	0.1
Pfizer, Inc.	1,072,783	38,298,353	1,530,394	0.0
Raytheon Co.	202,794	37,837,305	5,768,750	0.1
Spirit AeroSystems Holdings, Inc.	447,768	34,800,529	7,835,337	0.2
SunTrust Banks, Inc.	501,281	29,961,565	1,401,815	0.0
United Rentals, Inc.	283,842	39,380,239	7,095,732	0.2
US Bancorp	676,576	36,257,708	(196,320)	(0.0)
Walt Disney Co. (The)	554,481	54,655,192	(4,439,605)	(0.1)
WellCare Health Plans, Inc.	197,121	33,853,561	5,444,897	0.1
Western Digital Corp.	351,908	30,404,851	1,061,942	0.0

Short Positions

Common Stock

United States
Advanced Micro Devices, Inc.	(2,720,454)	(34,685,788)	(1,198,880)	(0.0)
Alnylam Pharmaceuticals, Inc.	(307,715)	(36,153,435)	(16,425,897)	(0.4)
Ball Corp.	(814,390)	(33,634,307)	(1,920,482)	(0.0)
Charles Schwab Corp. (The)	(872,756)	(38,174,347)	(1,969,192)	(0.0)
Cheniere Energy, Inc.	(866,560)	(39,029,862)	(58,918)	(0.0)
Coty, Inc.	(2,034,845)	(33,635,988)	3,831,278	0.1
Cypress Semiconductor Corp.	(2,140,976)	(32,157,460)	(2,587,328)	(0.1)
Dominion Energy, Inc.	(399,557)	(30,737,920)	82,769	0.0
First Data Corp.	(2,101,187)	(37,905,413)	(3,684,287)	(0.1)
FirstEnergy Corp.	(1,455,913)	(44,885,798)	405,224	0.0
Hess Corp.	(672,810)	(31,548,061)	(2,108,936)	(0.0)
Illumina, Inc.	(149,515)	(29,783,388)	(5,317,699)	(0.1)
L Brands, Inc.	(954,107)	(39,700,392)	1,542,894	0.0
NIKE, Inc.	(608,415)	(31,546,318)	1,571,262	0.0
Palo Alto Networks, Inc.	(305,186)	(43,977,303)	(6,133,293)	(0.1)
Sealed Air Corp.	(778,962)	(33,277,257)	1,393,864	0.0
Square, Inc.	(1,439,461)	(41,470,871)	(8,430,553)	(0.2)
Tesla, Inc.	(134,777)	(45,972,435)	(4,052,244)	(0.1)
Weatherford International plc	(6,685,641)	(30,620,236)	7,942,515	0.2
Workday, Inc.	(301,003)	(31,722,706)	(6,036,145)	(0.1)
Wynn Resorts Ltd.	(267,877)	(39,892,243)	(8,657,569)	(0.2)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (rates range from -0.08% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-57 months maturity ranging from 10/05/2017 - 11/19/2021	$335,076,420	$2,535,037	$(1,308,610)	$1,226,427

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

France
Air France-KLM	615,946	$9,713,502	$2,240,095	0.1
Amundi SA	6,989	581,111	22,527	0.0
Arkema SA	10,483	1,286,284	137,503	0.0
Atos SE	167,815	26,029,448	3,706,999	0.1
BNP Paribas SA	37,812	3,050,513	163,272	0.0
Capgemini SE	59,371	6,959,742	967,099	0.0
Cie Generale des Etablissements Michelin	164,690	24,028,526	2,732,752	0.1
CNP Assurances	140,435	3,292,249	165,320	0.0
Eiffage SA	5,516	571,256	105,769	0.0
Elior Group SA	25,602	678,306	(15,370)	(0.0)
Eutelsat Communications SA	108,621	3,215,475	183,615	0.0
Faurecia	32,550	2,258,837	644,583	0.0
Imerys SA	7,947	718,055	29,531	0.0
Ipsen SA	12,050	1,603,292	289,442	0.0
Lagardere SCA	137,194	4,596,053	327,434	0.0
Orange SA	309,194	5,062,725	(291,724)	(0.0)
Peugeot SA	623,004	14,830,724	921,848	0.0
Renault SA	96,403	9,472,308	99,913	0.0
Sanofi	139,080	13,844,952	269,425	0.0
SCOR SE	23,791	997,770	(9,823)	(0.0)
SEB SA	10,530	1,932,480	340,966	0.0
Societe BIC SA	7,988	957,525	(154,267)	(0.0)
Sodexo SA	46,754	5,828,395	(13,483)	(0.0)
Teleperformance	56,347	8,406,325	1,668,290	0.0
Thales SA	119,563	13,540,557	835,454	0.0
TOTAL SA	76,763	4,121,747	(74,811)	(0.0)
Valeo SA	28,725	2,131,418	115,033	0.0

Luxembourg
SES SA	31,859	697,455	(11,872)	(0.0)

Short Positions

Common Stock

France
Accor SA	(331,709)	(16,497,050)	(1,935,713)	(0.0)
Air Liquide SA	(9,875)	(1,316,888)	(82,122)	(0.0)
Airbus SE	(219,024)	(20,850,028)	(2,353,416)	(0.1)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
France (continued)
Bollore SA	(1,088,279)	$(5,442,047)	$(846,319)	(0.0)
Bureau Veritas SA	(133,103)	(3,435,038)	(542,388)	(0.0)
Carrefour SA	(425,941)	(8,598,599)	209,613	0.0
Casino Guichard Perrachon SA	(22,291)	(1,322,019)	53,314	0.0
Cie Plastic Omnium SA	(25,076)	(1,072,699)	(64,358)	(0.0)
Danone SA	(8,936)	(701,868)	3,369	0.0
Edenred	(471,066)	(12,805,817)	(719,647)	(0.0)
Electricite de France SA	(410,951)	(4,991,137)	(579,941)	(0.0)
Essilor International SA	(40,213)	(4,983,900)	372,198	0.0
Hermes International	(7,053)	(3,558,442)	86,216	0.0
Iliad SA	(33,304)	(8,852,321)	(515,471)	(0.0)
Ingenico Group SA	(106,951)	(10,139,334)	1,162,107	0.0
JCDecaux SA	(62,673)	(2,349,692)	559	0.0
L’Oreal SA	(9,852)	(2,089,054)	25,040	0.0
Natixis SA	(948,260)	(7,588,870)	(1,192,087)	(0.0)
Remy Cointreau SA	(51,251)	(6,071,161)	(741,715)	(0.0)
SFR Group SA	(193,418)	(7,890,561)	(1,172,767)	(0.0)
Vivendi SA	(996,617)	(25,248,109)	(3,308,211)	(0.1)
Zodiac Aerospace	(254,213)	(7,349,646)	(623,164)	(0.0)

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$13,470,000	$—	$13,470,000

BARC
Cash	—	109,060,676	109,060,676

CITI
Investment Companies	23,381,108	—	23,381,108

GSCO
Cash	—	(12,012,906)	(12,012,906)
U.S. Treasury Bills	29,463,191	—	29,463,191

GSIN
Cash	(48,240,000)	—	(48,240,000)
Investment Companies	650,331,932	—	650,331,932

JPMC
Investment Companies	73,880,000	—	73,880,000

JPMS
Cash	—	10,181,626	10,181,626

MSCL
Cash	—	19,525,863	19,525,863

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$501,000	$—	$501,000

GSCO
Cash	—	3,935,011	3,935,011

GSIN
Cash	5,380,000	—	5,380,000

JPPC
Cash	—	22,744,459	22,744,459

MACQ
Cash	210,001	—	210,001

MSCL
Cash	—	17,611,371	17,611,371

SOCG
Cash	1,920,000	—	1,920,000

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 110.0%
COMMON STOCKS - 17.6%

Belgium - 0.4%
Ageas	897	42,189
bpost SA	10,098	300,324
KBC Group NV (a)	7,217	612,290
Proximus SADP	4,893	168,681
Solvay SA	1,451	216,922
UCB SA	2,426	172,897
Umicore SA	2,033	168,303

		1,681,606

Denmark - 0.8%
Danske Bank A/S (a)	19,355	775,624
GN Store Nord A/S	4,975	170,790
H Lundbeck A/S (a)	11,846	684,842
ISS A/S	5,459	220,086
Jyske Bank A/S (Registered)	3,979	230,036
TDC A/S	8,955	52,517
Vestas Wind Systems A/S (a)	9,566	859,848
William Demant Holding A/S *(a)	16,047	424,260

		3,418,003

Finland - 0.6%
Cargotec OYJ, Class B	4,868	306,139
Elisa OYJ	2,176	93,741
Kesko OYJ, Class B	3,819	204,879
Neste OYJ (a)	23,593	1,031,120
Orion OYJ, Class B	1,613	74,895
Stora Enso OYJ, Class R	9,377	132,639
UPM-Kymmene OYJ (a)	27,639	749,877

		2,593,290

Germany - 2.3%
Aurubis AG (a)	5,002	405,542
Covestro AG (a)(b)	15,129	1,301,861
Deutsche Lufthansa AG (Registered) (a)	63,684	1,770,981
Evonik Industries AG	5,761	205,971
Freenet AG	11,150	373,153
Hannover Rueck SE (a)	3,724	449,143
Hella KGaA Hueck & Co.	2,921	172,228
Henkel AG & Co. KGaA (Preference)	2,800	381,479
HOCHTIEF AG(a)	2,529	427,156
Infineon Technologies AG (a)	30,203	761,490
KION Group AG	1,142	109,398
Krones AG	313	43,538
MAN SE	419	47,299
MTU Aero Engines AG	536	85,595
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (a)	2,860	612,114
OSRAM Licht AG	3,492	278,904
Rheinmetall AG (a)	4,705	530,652
Salzgitter AG	4,975	225,985
SAP SE	814	89,251
Siemens AG (Registered)	413	58,278
Software AG (a)	9,082	443,736
Suedzucker AG (a)	24,528	527,515
Talanx AG	6,170	249,634
Uniper SE	12,443	341,494
Volkswagen AG (Preference)	1,152	188,070

		10,080,467

INVESTMENTS	SHARES	VALUE ($)
Italy - 1.5%
A2A SpA (a)	351,288	604,399
Autogrill SpA	12,133	157,812
Banca Monte dei Paschi di Siena SpA (3)*(c)	1,320	17,099
Brembo SpA	1,473	24,934
Buzzi Unicem SpA	4,745	128,226
Davide Campari-Milano SpA	18,979	137,867
Enel SpA (a)	252,726	1,522,500
GEDI Gruppo Editoriale SpA *	4,794	4,250
Hera SpA	20,244	63,667
Intesa Sanpaolo SpA (a)	399,251	1,413,472
Italgas SpA	13,025	73,161
Mediobanca SpA	31,003	333,171
Moncler SpA	3,116	90,032
Poste Italiane SpA (a)(b)	88,635	652,952
Prysmian SpA	11,837	399,941
Recordati SpA (a)	10,699	493,724
Telecom Italia SpA *	85,844	80,525
Terna Rete Elettrica Nazionale SpA (a)	59,832	349,602

		6,547,334

Japan - 7.7%
ABC-Mart, Inc.	1,200	63,387
Alfresa Holdings Corp.	15,600	285,797
Amada Holdings Co. Ltd.	25,900	284,365
ANA Holdings, Inc. (a)	11,100	420,457
Aozora Bank Ltd. (a)	12,500	475,919
Asahi Group Holdings Ltd.	2,100	84,921
Astellas Pharma, Inc.	31,000	394,554
Bandai Namco Holdings, Inc. (a)	11,900	408,822
Brother Industries Ltd.	9,700	226,163
Central Japan Railway Co.	200	35,098
Chugoku Bank Ltd. (The)	2,100	28,802
Citizen Watch Co. Ltd.	3,600	24,825
Cosmos Pharmaceutical Corp.	400	89,294
Daiichi Sankyo Co. Ltd.	13,400	302,394
Ezaki Glico Co. Ltd.	3,700	195,307
FUJIFILM Holdings Corp.	900	34,966
Fujitsu Ltd. (a)	130,000	967,531
GungHo Online Entertainment, Inc.	43,600	117,946
Gunma Bank Ltd. (The)	5,400	33,454
Hakuhodo DY Holdings, Inc.	11,200	147,464
Hankyu Hanshin Holdings, Inc.	3,000	113,898
Haseko Corp. (a)	41,600	555,126
Hikari Tsushin, Inc.	1,100	137,998
Hiroshima Bank Ltd. (The)	4,000	32,432
Hisamitsu Pharmaceutical Co., Inc.	3,700	177,811
Hitachi Chemical Co. Ltd.	5,500	150,924
Hitachi High-Technologies Corp. (a)	11,500	417,666
Hitachi Ltd. (a)	35,000	246,780
Hitachi Metals Ltd.	2,300	32,052
Hokuhoku Financial Group, Inc.	1,100	17,706
Idemitsu Kosan Co. Ltd. (a)	23,600	666,980
Iida Group Holdings Co. Ltd.	1,400	24,975
Inpex Corp. (a)	46,200	492,158
Ito En Ltd.	2,700	91,111
ITOCHU Corp. (a)	32,800	537,421
Itochu Techno-Solutions Corp. (a)	11,300	422,136
Izumi Co. Ltd.	2,100	107,809
Japan Airlines Co. Ltd. (a)	20,100	680,412
Japan Tobacco, Inc. (a)	12,500	409,637

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 7.7% (continued)
JFE Holdings, Inc.	1,800	35,208
JSR Corp.	3,600	68,450
JXTG Holdings, Inc. (a)	136,300	702,793
Kajima Corp. (a)	64,000	636,123
Kaken Pharmaceutical Co. Ltd.	1,500	76,338
Kamigumi Co. Ltd.	4,500	104,255
Kaneka Corp. (a)	9,000	69,930
Kao Corp. (a)	10,600	624,058
Keihan Holdings Co. Ltd.	1,200	35,147
Kewpie Corp.	6,300	151,996
Kirin Holdings Co. Ltd.	8,600	202,048
Kobayashi Pharmaceutical Co. Ltd.	600	34,010
Konami Holdings Corp. (a)	8,700	418,846
Kuraray Co. Ltd.	13,900	260,066
Kurita Water Industries Ltd.	1,700	49,130
Kyocera Corp.	2,400	148,958
Kyushu Railway Co.	800	23,798
Lion Corp. (a)	16,000	292,351
Marubeni Corp. (a)	72,200	493,574
Maruichi Steel Tube Ltd.	1,200	34,936
Matsumotokiyoshi Holdings Co. Ltd.	3,100	207,643
McDonald’s Holdings Co. Japan Ltd.	4,000	176,967
Medipal Holdings Corp.	17,600	305,877
MEIJI Holdings Co. Ltd.	1,000	79,188
Miraca Holdings, Inc.	600	27,932
Mitsubishi Corp.	14,400	335,028
Mitsubishi Gas Chemical Co., Inc. (a)	23,200	544,354
Mitsubishi Tanabe Pharma Corp. (a)	26,900	617,544
Mitsubishi UFJ Lease & Finance Co. Ltd.	56,900	301,896
Mitsui & Co. Ltd.	10,200	150,867
Mitsui Chemicals, Inc. (a)	12,200	371,093
Mixi, Inc.	7,400	357,390
Mizuho Financial Group, Inc.	178,500	312,918
Nagoya Railroad Co. Ltd.	2,800	60,294
Nankai Electric Railway Co. Ltd.	1,400	34,653
Nexon Co. Ltd.*	9,100	237,895
NH Foods Ltd. (a)	19,000	522,195
NHK Spring Co. Ltd.	33,900	365,593
Nippon Electric Glass Co. Ltd.	1,300	50,393
Nippon Express Co. Ltd. (a)	6,400	417,229
Nippon Shokubai Co. Ltd.	2,500	176,710
Nippon Telegraph & Telephone Corp. (a)	13,800	632,326
Nisshin Seifun Group, Inc.	15,800	264,490
Nitori Holdings Co. Ltd. (a)	3,900	557,746
Nomura Research Institute Ltd.	2,700	105,443
Obayashi Corp. (a)	54,000	647,700
Oracle Corp. Japan	4,000	314,408
ORIX Corp.	8,700	140,455
Osaka Gas Co. Ltd. (a)	14,600	271,362
Otsuka Corp.	5,100	327,091
Otsuka Holdings Co. Ltd.	8,900	353,878
Park24 Co. Ltd.	8,700	211,869
Pola Orbis Holdings, Inc. (a)	23,000	695,467
Resona Holdings, Inc.	64,600	332,135
Ryohin Keikaku Co. Ltd.	600	176,869
Sawai Pharmaceutical Co. Ltd.	1,600	90,966
SCSK Corp.	600	25,488
Sega Sammy Holdings, Inc.	3,600	50,323
Seiko Epson Corp.	15,000	363,239
Sekisui Chemical Co. Ltd.	7,300	143,822

INVESTMENTS	SHARES	VALUE ($)
Japan - 7.7% (continued)
Shimamura Co. Ltd. (a)	4,100	491,815
Shimizu Corp.	7,100	78,735
Shionogi & Co. Ltd. (a)	7,300	399,068
Sojitz Corp. (a)	167,900	464,586
Square Enix Holdings Co. Ltd.	8,400	316,351
Start Today Co. Ltd.	6,900	218,662
Sugi Holdings Co. Ltd.	2,100	111,785
Sumitomo Corp.	18,400	264,912
Sumitomo Dainippon Pharma Co. Ltd.	22,800	297,018
Sumitomo Rubber Industries Ltd.	4,700	86,264
Sundrug Co. Ltd.	1,800	74,591
Suzuken Co. Ltd. (a)	6,370	226,564
Suzuki Motor Corp.	6,000	314,910
Taisei Corp. (a)	12,400	650,279
Taisho Pharmaceutical Holdings Co. Ltd.	800	60,787
Takashimaya Co. Ltd. (a)	6,000	56,196
Teijin Ltd.	1,800	35,512
Toho Co. Ltd.	1,300	45,393
Toho Gas Co. Ltd. (a)	9,000	263,580
Tohoku Electric Power Co., Inc.	2,700	34,356
Tokyo Broadcasting System Holdings, Inc.	7,500	139,194
Tokyo Century Corp.	3,900	175,680
Tokyo Electron Ltd. (a)	5,700	877,510
Tokyo Gas Co. Ltd.	3,000	73,466
Toppan Printing Co. Ltd. (a)	5,000	49,601
Tosoh Corp. (a)	24,500	553,018
Toyo Suisan Kaisha Ltd.	7,300	268,192
Toyoda Gosei Co. Ltd.	6,300	148,884
Welcia Holdings Co. Ltd.	900	33,906
West Japan Railway Co.	2,900	201,615
Yamada Denki Co. Ltd.	46,600	254,814
Yamaguchi Financial Group, Inc. (a)	34,000	398,183
Yamazaki Baking Co. Ltd.	16,600	299,626
Yokogawa Electric Corp.	7,500	127,805

		33,850,107

Netherlands - 0.7%
ABN AMRO Group NV, CVA (b)	12,918	386,819
ASM International NV	5,448	344,524
ASR Nederland NV	3,944	157,719
Koninklijke DSM NV	2,867	234,710
Koninklijke Philips NV	6,939	286,303
NN Group NV (a)	15,667	656,077
Philips Lighting NV (b)	4,260	171,964
Randstad Holding NV	4,901	302,900
Wolters Kluwer NV (a)	15,492	715,964

		3,256,980

Norway - 0.2%
DNB ASA (a)	21,589	435,884
Gjensidige Forsikring ASA	1,510	26,303
Leroy Seafood Group ASA	20,571	131,753
Marine Harvest ASA *(a)	24,821	490,910

		1,084,850

Portugal - 0.1%
EDP - Energias de Portugal SA	54,448	205,307
Galp Energia SGPS SA	8,719	154,615

		359,922

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Spain - 0.7%
Aena SME SA (b)	1,168	211,090
Almirall SA	7,331	74,639
Amadeus IT Group SA	1,593	103,607
Bankinter SA	11,071	104,854
Ebro Foods SA (a)	19,761	468,527
Endesa SA (a)	21,060	475,220
Iberdrola SA	3,146	24,462
Repsol SA (a)	85,904	1,585,304

		3,047,703

Sweden - 0.6%
Boliden AB (a)	36,026	1,221,979
Electrolux AB, Series B	3,948	134,373
Husqvarna AB, Class B	12,402	127,717
Modern Times Group MTG AB, Class B	848	30,753
NCC AB, Class B	3,092	73,398
Nordea Bank AB (a)	40,055	543,836
Saab AB, Class B	2,130	108,266
Securitas AB, Class B	10,905	182,843
Skandinaviska Enskilda Banken AB, Class A	7,280	96,046
Swedbank AB, Class A	1,763	48,820

		2,568,031

Switzerland - 1.5%
ABB Ltd. (Registered) (a)	24,079	595,425
Adecco Group AG (Registered) *(a)	5,703	444,290
Baloise Holding AG (Registered)	227	35,946
Barry Callebaut AG (Registered) *	66	101,041
DKSH Holding AG	414	35,180
Flughafen Zurich AG (Registered)	235	53,184
Geberit AG (Registered)	587	277,895
Georg Fischer AG (Registered)	292	360,358
Helvetia Holding AG (Registered)	108	58,697
Kuehne + Nagel International AG (Registered)	596	110,439
Lonza Group AG (Registered) *(a)	3,027	795,388
Novartis AG (Registered)	3,043	261,013
Partners Group Holding AG	412	279,706
Roche Holding AG (a)	3,406	870,642
Sika AG	50	372,285
Sonova Holding AG (Registered)	782	132,734
STMicroelectronics NV (a)	23,292	451,636
Straumann Holding AG (Registered)	116	74,601
Swiss Life Holding AG (Registered) *	919	323,986
Swiss Re AG (a)	6,580	596,440
Temenos Group AG (Registered) *(a)	4,304	439,607

		6,670,493

United Kingdom - 0.5%
Fiat Chrysler Automobiles NV *(a)	79,406	1,423,066
Subsea 7 SA (a)	37,577	618,369

		2,041,435

TOTAL COMMON STOCKS (Cost $61,166,227)		77,200,221

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 92.4%

INVESTMENT COMPANIES - 62.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (d)	1,587,317	1,587,317
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (d)	6,349,269	6,349,269
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (d)(e)	70,754,106	70,754,106
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (d)(e)	33,287,668	33,287,668
Limited Purpose Cash Investment Fund, 0.97% (d)	155,273,996	155,258,470
UBS Select Treasury Preferred Fund, Class I, 0.87% (d)	7,936,586	7,936,586

TOTAL INVESTMENT COMPANIES (Cost $275,177,431)		275,173,416

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 29.8%
U.S. Treasury Bills 0.91%, 10/5/2017 (f)	5,138,000	5,137,689
91.00%, 10/5/2017 (f)	3,339,000	3,338,798
0.95%, 10/19/2017 (f)	14,124,000	14,117,872
0.98%, 11/2/2017 (f)	4,411,000	4,407,355
1.02%, 11/9/2017 (f)	19,024,000	19,004,729
1.03%, 11/16/2017 (f)	18,749,000	18,726,448
1.06%, 11/24/2017 (f)	2,460,000	2,456,399
1.11%, 12/14/2017 (f)	3,120,000	3,113,942
1.13%, 12/21/2017 (f)	1,026,000	1,023,737
1.12%, 12/28/2017 (f)	1,070,000	1,067,291
1.10%, 1/18/2018 (f)	28,699,000	28,612,042
1.14%, 2/1/2018 (f)	1,244,000	1,239,510
1.15%, 2/8/2018 (f)	1,494,000	1,488,218
1.12%, 2/15/2018 (f)	15,326,000	15,263,470
1.12%, 2/22/2018 (f)	1,885,000	1,876,801
1.12%, 3/1/2018 (f)	1,126,000	1,120,734
1.12%, 3/8/2018 (f)	1,555,000	1,547,261
1.19%, 3/22/2018 (f)	2,065,000	2,053,634
1.18%, 3/29/2018 (f)	5,323,000	5,291,943

TOTAL U.S. TREASURY OBLIGATIONS (Cost $130,869,828)		130,887,873

TOTAL SHORT-TERM INVESTMENTS (Cost $406,047,259)		406,061,289

TOTAL LONG POSITIONS (Cost $467,213,486)		483,261,510

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (13.6)%
COMMON STOCKS - (13.6)%

Austria - (0.1)%
ams AG *	(5,808)	(421,717)

Belgium - (0.4)%
Anheuser-Busch InBev SA/NV	(10,898)	(1,302,717)
Telenet Group Holding NV *	(5,066)	(335,334)

		(1,638,051)

Denmark - (0.4)%
AP Moller - Maersk A/S, Class B	(59)	(112,340)
Chr Hansen Holding A/S	(2,148)	(184,390)
Coloplast A/S, Class B	(4,476)	(363,926)
Genmab A/S *	(429)	(94,871)
Novozymes A/S, Class B	(8,159)	(419,109)
Pandora A/S	(4,029)	(398,356)
Tryg A/S	(2,617)	(60,508)

		(1,633,500)

Finland - (0.5)%
Amer Sports OYJ *	(3,169)	(84,131)
Fortum OYJ	(28,116)	(561,814)
Nokia OYJ	(234,515)	(1,409,084)

		(2,055,029)

Germany - (1.5)%
adidas AG	(1,176)	(266,325)
Beiersdorf AG	(983)	(105,835)
Bilfinger SE	(2,910)	(122,037)
Commerzbank AG *	(90,488)	(1,234,029)
Deutsche Bank AG (Registered)	(105,091)	(1,819,203)
E.ON SE	(71,763)	(813,537)
GEA Group AG	(5,282)	(240,455)
HUGO BOSS AG	(2,806)	(247,594)
ProSiebenSat.1 Media SE	(1,191)	(40,643)
RWE AG *	(16,983)	(386,362)
Sartorius AG (Preference)	(477)	(45,644)
Symrise AG	(1,317)	(100,125)
Telefonica Deutschland Holding AG	(45,329)	(254,733)
thyssenkrupp AG	(12,082)	(358,834)
United Internet AG (Registered)	(2,695)	(167,987)
Zalando SE *(b)	(6,538)	(328,160)

		(6,531,503)

Italy - (1.1)%
Banco BPM SpA *	(251,728)	(1,046,996)
Ferrari NV	(4,260)	(471,362)
Mediaset SpA *	(22,923)	(79,410)
Saipem SpA *	(66,435)	(286,912)
UniCredit SpA *	(98,453)	(2,100,957)
Unione di Banche Italiane SpA	(40,414)	(210,027)
Unipol Gruppo Finanziario SpA	(53,959)	(247,566)
Yoox Net-A-Porter Group SpA *	(9,664)	(379,301)

		(4,822,531)

Japan - (6.8)%
Acom Co. Ltd. *	(89,300)	(346,477)
Advantest Corp.	(20,600)	(386,229)
Aeon Co. Ltd.	(37,100)	(548,358)
AEON Financial Service Co. Ltd.	(13,100)	(274,050)
Alps Electric Co. Ltd.	(24,000)	(634,289)

INVESTMENTS	SHARES	VALUE ($)
Japan - (6.8)% (continued)
Asics Corp.	(31,000)	(462,353)
Bank of Kyoto Ltd. (The)	(10,800)	(549,722)
Benesse Holdings, Inc.	(5,500)	(198,434)
Calbee, Inc.	(18,800)	(660,283)
Casio Computer Co. Ltd.	(2,700)	(38,085)
Chiba Bank Ltd. (The)	(49,000)	(350,914)
Chiyoda Corp.	(4,000)	(23,407)
Chugai Pharmaceutical Co. Ltd.	(8,400)	(349,072)
Chugoku Electric Power Co., Inc. (The)	(36,300)	(385,622)
Concordia Financial Group Ltd.	(18,400)	(91,006)
Credit Saison Co. Ltd.	(2,200)	(45,649)
Dai-ichi Life Holdings, Inc.	(13,500)	(242,157)
Daiwa Securities Group, Inc.	(42,000)	(238,090)
Denso Corp.	(4,000)	(202,442)
Dentsu, Inc.	(2,400)	(105,428)
Eisai Co. Ltd.	(6,900)	(354,335)
Electric Power Development Co. Ltd.	(18,400)	(462,223)
FamilyMart UNY Holdings Co. Ltd.	(3,800)	(200,191)
FANUC Corp.	(1,700)	(344,681)
Fast Retailing Co. Ltd.	(1,300)	(383,441)
Fukuoka Financial Group, Inc.	(5,000)	(23,128)
Hachijuni Bank Ltd. (The)	(37,300)	(233,383)
Hamamatsu Photonics KK	(7,300)	(220,836)
Hirose Electric Co. Ltd.	(500)	(70,404)
Hokuriku Electric Power Co.	(24,100)	(202,287)
Ibiden Co. Ltd.	(22,800)	(363,761)
IHI Corp.	(12,800)	(446,191)
Isetan Mitsukoshi Holdings Ltd.	(17,400)	(181,826)
Iyo Bank Ltd. (The)	(58,200)	(471,619)
Japan Airport Terminal Co. Ltd.	(1,200)	(42,756)
JGC Corp.	(9,500)	(153,848)
Kakaku.com, Inc.	(32,500)	(414,623)
Kansai Paint Co. Ltd.	(17,000)	(428,245)
Kawasaki Heavy Industries Ltd.	(5,700)	(188,995)
Keikyu Corp.	(19,000)	(385,315)
Keio Corp.	(2,600)	(107,166)
Keisei Electric Railway Co. Ltd.	(1,400)	(38,734)
Kikkoman Corp.	(18,200)	(559,211)
Kintetsu Group Holdings Co. Ltd.	(2,400)	(89,284)
Kobe Steel Ltd.	(69,200)	(792,497)
Koito Manufacturing Co. Ltd.	(2,400)	(150,708)
Kyushu Electric Power Co., Inc.	(22,300)	(236,903)
Kyushu Financial Group, Inc.	(4,200)	(25,857)
LIXIL Group Corp.	(5,000)	(132,780)
M3, Inc.	(3,100)	(88,385)
Mabuchi Motor Co. Ltd.	(3,100)	(155,308)
Marui Group Co. Ltd.	(9,100)	(130,269)
MINEBEA MITSUMI, Inc.	(7,500)	(117,467)
Mitsubishi Heavy Industries Ltd.	(2,500)	(98,849)
Mitsubishi Logistics Corp.	(7,000)	(174,166)
Mitsubishi Motors Corp.	(119,700)	(947,706)
Mitsubishi UFJ Financial Group, Inc.	(3,900)	(25,357)
Mitsui OSK Lines Ltd.	(5,400)	(163,857)
Murata Manufacturing Co. Ltd.	(2,400)	(353,324)
Nabtesco Corp.	(1,000)	(37,207)
NGK Spark Plug Co. Ltd.	(39,800)	(847,603)
Nippon Paint Holdings Co. Ltd.	(16,400)	(557,917)
Nippon Yusen KK *	(31,100)	(647,181)
NOK Corp.	(1,300)	(29,080)
NTN Corp.	(37,000)	(156,782)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (6.8)% (continued)
Odakyu Electric Railway Co. Ltd.	(13,900)	(263,753)
Olympus Corp.	(10,900)	(369,359)
Ono Pharmaceutical Co. Ltd.	(23,500)	(533,415)
Orient Corp.	(25,600)	(41,687)
Oriental Land Co. Ltd.	(600)	(45,744)
Pigeon Corp.	(11,500)	(393,136)
Renesas Electronics Corp. *	(2,900)	(31,606)
Ricoh Co. Ltd.	(19,700)	(191,566)
Santen Pharmaceutical Co. Ltd.	(8,400)	(132,535)
Seibu Holdings, Inc.	(6,300)	(107,610)
Seven Bank Ltd.	(121,800)	(440,149)
Shikoku Electric Power Co., Inc.	(33,800)	(397,436)
Shimano, Inc.	(2,300)	(306,404)
Shizuoka Bank Ltd. (The)	(50,000)	(449,982)
SMC Corp.	(500)	(176,681)
SoftBank Group Corp.	(7,500)	(608,222)
Sompo Holdings, Inc.	(800)	(31,176)
Sony Corp.	(16,200)	(604,400)
Sony Financial Holdings, Inc.	(61,500)	(1,009,188)
Stanley Electric Co. Ltd.	(8,400)	(288,108)
Suruga Bank Ltd.	(3,700)	(79,845)
Sysmex Corp.	(1,900)	(121,393)
T&D Holdings, Inc.	(34,300)	(497,603)
Taiyo Nippon Sanso Corp.	(33,800)	(400,574)
Tobu Railway Co. Ltd.	(3,800)	(104,409)
Tokio Marine Holdings, Inc.	(8,700)	(340,495)
Toyota Industries Corp.	(4,300)	(247,304)
USS Co. Ltd.	(3,000)	(60,549)
Yakult Honsha Co. Ltd.	(7,500)	(539,724)
Yamaha Motor Co. Ltd.	(19,300)	(577,747)
Yamato Holdings Co. Ltd.	(17,400)	(351,478)
Yaskawa Electric Corp.	(47,700)	(1,513,983)
Yokohama Rubber Co. Ltd. (The)	(3,500)	(72,181)

		(29,697,195)

Luxembourg - (0.2)%
Millicom International Cellular SA, SDR	(4,282)	(282,866)
Tenaris SA	(34,876)	(494,367)

		(777,233)

Netherlands - (0.7)%
Aegon NV	(18,199)	(106,082)
Altice NV, Class A *	(79,035)	(1,583,537)
Gemalto NV	(2,487)	(111,151)
Koninklijke KPN NV	(158,663)	(544,497)
Koninklijke Vopak NV	(6,197)	(271,763)
OCI NV *	(9,364)	(219,353)
SBM Offshore NV	(4,770)	(86,495)

		(2,922,878)

Norway - (0.1)%
Schibsted ASA, Class A	(11,783)	(303,764)
Statoil ASA	(3,236)	(65,058)
Telenor ASA	(7,940)	(168,205)

		(537,027)

Portugal - 0.0%(g)
Banco Comercial Portugues SA, Class R *	(917,294)	(266,160)

INVESTMENTS	SHARES	VALUE ($)
Spain - (0.7)%
Atresmedia Corp. de Medios de Comunicacion SA	(3,627)	(38,158)
Bankia SA	(98,434)	(475,221)
Cellnex Telecom SA (b)	(40,078)	(917,498)
Enagas SA	(9,787)	(275,776)
Ferrovial SA	(9,311)	(205,157)
Industria de Diseno Textil SA	(9,818)	(370,141)
Melia Hotels International SA	(2,293)	(33,166)
Obrascon Huarte Lain SA *	(6,504)	(23,508)
Telefonica SA	(69,107)	(750,990)

		(3,089,615)

Sweden - (0.5)%
Alfa Laval AB	(5,901)	(144,337)
Atlas Copco AB, Class A	(9,296)	(394,358)
Elekta AB, Class B	(7,146)	(73,974)
Getinge AB, Class B	(4,294)	(80,616)
Hennes & Mauritz AB, Class B	(12,206)	(317,066)
Hexagon AB, Class B	(549)	(27,235)
Sandvik AB	(1,953)	(33,730)
Swedish Orphan Biovitrum AB *	(2,360)	(36,348)
Telefonaktiebolaget LM Ericsson, Class B	(202,517)	(1,167,528)

		(2,275,192)

Switzerland - (0.6)%
Chocoladefabriken Lindt & Spruengli AG	(34)	(193,946)
Credit Suisse Group AG (Registered) *	(142,573)	(2,259,012)
OC Oerlikon Corp. AG (Registered) *	(15,710)	(242,061)
Sunrise Communications Group AG *(b)	(452)	(37,266)
UBS Group AG (Registered) *	(2,819)	(48,224)
Vifor Pharma AG	(986)	(116,295)

		(2,896,804)

United Kingdom - 0.0% (g)
CNH Industrial NV	(14,696)	(176,431)

United States - 0.0% (g)
QIAGEN NV *	(5,471)	(172,938)

TOTAL COMMON STOCKS (Proceeds $(54,641,414))		(59,913,804)

TOTAL SHORT POSITIONS (Proceeds $(54,641,414))		(59,913,804)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.4% (Cost $412,572,072)		423,347,706

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6% (h)		15,884,625

NET ASSETS - 100.0%		439,232,331

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(4,129,993)	(0.9)%
Consumer Staples	2,672,386	0.6
Energy	3,770,968	0.9
Financials	(4,293,084)	(1.0)
Health Care	5,200,154	1.2
Industrials	9,640,706	2.2
Information Technology	1,277,361	0.3
Materials	4,454,862	1.0
Telecommunication Services	(2,163,335)	(0.5)
Utilities	856,392	0.2
Short-Term Investment	406,061,289	92.4

Total Investments In Securities At Value	423,347,706	96.4
Other Assets in Excess of Liabilities (h)	15,884,625	3.6

Net Assets	$439,232,331	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $65,687,837.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $1,441,762, which represents approximately 0.33% of net assets of the fund.
(c)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $17,099, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Represents less than 0.05% of net assets.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

CVA	Dutch Certification
OYJ	Public Traded Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	12/14/2017	USD	(3,357,113)	$236,033
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/14/2017	USD	(1,030,225)	71,254
Corn December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	12/14/2017	USD	(2,255,838)	164,236
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/14/2017	KRW	555,887,500	3,928
KOSPI 200 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCL	12/14/2017	KRW	7,703,012,500	131,276
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCL	10/30/2017	SGD	71,950	145
Tel Aviv Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/25/2017	ILS	1,421,040	942

								607,814

BIST 30 Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/31/2017	TRY	2,852,640	(61,936)
Corn December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	12/14/2017	USD	426,300	(35,321)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	57,781,500	(5,271)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	HKD	97,678,250	(22,295)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCL	10/30/2017	HKD	56,405,750	(2,604)
iBovespa Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	10/18/2017	BRL	(17,162,370)	(408,771)
iBovespa Index October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCL	10/18/2017	BRL	(6,715,710)	(160,299)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	USD	192,350	$(460)
MSCI Singapore Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/30/2017	USD	692,460	(3,011)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/27/2017	USD	1,016,662	(66,441)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/27/2017	USD	(1,888,088)	(53,157)
Soybean October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/27/2017	USD	1,888,087	(66,072)
Soybean October Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/27/2017	USD	(1,016,663)	(24,321)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	3 Months	BANA	12/15/2017	CHF	(15,705,320)	(223,240)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCL	10/18/2017	TWD	2,063,600	(1,988)
TAIEX Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	10/18/2017	TWD	43,335,600	(36,941)
WIG20 Index December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	12/15/2017	PLN	1,480,200	(8,579)

								(1,180,707)

								$(572,893)

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
BIST 30 Index	311	10/2017	TRY	$1,111,603	$(90,288)
Brent Crude Oil	229	10/2017	USD	13,004,910	319,348
CAC 40 10 Euro Index	60	10/2017	EUR	3,777,234	95,672
FTSE Bursa Malaysia KLCI Index	19	10/2017	MYR	394,062	(453)
Hang Seng Index	13	10/2017	HKD	2,289,512	(7,143)
IBEX 35 Index	8	10/2017	EUR	976,817	1,347

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	1	10/2017	USD	$161,223	$11,825
LME Copper Base Metal	1	10/2017	USD	161,322	6,607
MSCI Singapore Index	5	10/2017	USD	192,350	(99)
MSCI Singapore Index	35	10/2017	SGD	928,250	2,272
WTI Crude Oil	152	10/2017	USD	7,853,840	472,695
LME Copper Base Metal	14	11/2017	USD	2,262,166	(11,145)
LME Copper Base Metal	9	11/2017	USD	1,452,832	23,385
Soybean	7	11/2017	USD	338,888	(12,902)
ASX 90 Day Bank Accepted Bill	71	12/2017	AUD	55,449,029	5,166
Australia 3 Year Bond	477	12/2017	AUD	41,544,795	(157,035)
DAX Index	36	12/2017	EUR	13,613,361	292,587
EURO STOXX 50 Index	6	12/2017	EUR	253,588	3,295
Euro-Bobl	66	12/2017	EUR	10,232,748	(32,742)
Euro-Bund	167	12/2017	EUR	31,779,719	13,208
Japan 10 Year Bond	60	12/2017	JPY	80,168,851	(296,615)
KOSPI 200 Index	4	12/2017		277,339	2,128
KOSPI 200 Index	15	12/2017		1,040,021	15,021
LME Copper Base Metal	73	12/2017	USD	11,824,631	(567,074)
MEX BOLSA Index	3	12/2017	MXN	83,392	(177)
Silver	36	12/2017	USD	3,001,680	(69,990)
TOPIX Index	188	12/2017	JPY	27,984,892	1,518,582
U.S. Treasury 10 Year Note	684	12/2017	USD	85,713,750	(780,131)
U.S. Treasury 2 Year Note	63	12/2017	USD	13,589,297	(7,091)
U.S. Treasury 5 Year Note	27	12/2017	USD	3,172,500	(20,277)
3 Month Euro Euribor	118	3/2018	EUR	34,974,135	8,042
3 Month Sterling	58	3/2018	GBP	9,649,909	(12,511)
ASX 90 Day Bank Accepted Bill	128	3/2018	AUD	99,944,816	11,229
3 Month Euro Euribor	118	6/2018	EUR	34,967,162	11,085
3 Month Sterling	58	6/2018	GBP	9,640,194	(15,968)
ASX 90 Day Bank Accepted Bill	128	6/2018	AUD	99,920,291	(26,308)
3 Month Euro Euribor	118	9/2018	EUR	34,954,958	(3,489)
3 Month Sterling	58	9/2018	GBP	9,633,394	(11,626)
ASX 90 Day Bank Accepted Bill	57	9/2018	AUD	44,484,839	(2,393)

					688,037

Short Contracts
Amsterdam Exchange Index	(90)	10/2017	EUR	(11,422,118)	(216,788)
H-Shares Index	(26)	10/2017	HKD	(1,814,967)	13,986
LME Copper Base Metal	(1)	10/2017	USD	(161,322)	(6,668)
LME Copper Base Metal	(1)	10/2017	USD	(161,223)	(11,754)
Natural Gas	(322)	10/2017	USD	(9,682,540)	184,277
OMXS30 Index	(745)	10/2017	SEK	(14,971,071)	(568,151)
LME Copper Base Metal	(14)	11/2017	USD	(2,262,166)	9,468
LME Copper Base Metal	(9)	11/2017	USD	(1,452,832)	(24,795)
100 oz Gold	(45)	12/2017	USD	(5,781,600)	(86,573)
Australia 10 Year Bond	(462)	12/2017	AUD	(46,039,056)	726,311
Canada 10 Year Bond	(381)	12/2017	CAD	(41,313,805)	780,762
Euro-Buxl	(61)	12/2017	EUR	(11,770,377)	215,637
Euro-Schatz	(26)	12/2017	EUR	(3,445,688)	896
FTSE 100 Index	(143)	12/2017	GBP	(14,044,788)	(124,760)
FTSE/JSE Top 40 Index	(68)	12/2017	ZAR	(2,518,191)	10,528
FTSE/MIB Index	(61)	12/2017	EUR	(8,158,372)	(179,733)
LME Copper Base Metal	(9)	12/2017	USD	(1,457,831)	14,670
Long Gilt	(143)	12/2017	GBP	(23,737,885)	(32,274)
S&P 500 E-Mini Index	(84)	12/2017	USD	(10,567,620)	(109,427)
S&P/TSX 60 Index	(4)	12/2017	CAD	(589,028)	(27,641)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
SET50 Index	(58)	12/2017	THB	$(373,530)	$31,801
SPI 200 Index	(117)	12/2017	AUD	(13,004,488)	87,812
U.S. Treasury Long Bond	(120)	12/2017	USD	(18,337,500)	245,096
3 Month Canadian Bank Acceptance	(22)	3/2018	CAD	(4,328,151)	7,507
3 Month Eurodollar	(258)	3/2018	USD	(63,474,450)	(47,532)
3 Month Canadian Bank Acceptance	(22)	6/2018	CAD	(4,323,302)	9,128
3 Month Eurodollar	(258)	6/2018	USD	(63,403,500)	74,084
3 Month Canadian Bank Acceptance	(22)	9/2018	CAD	(4,320,216)	(1,275)
3 Month Eurodollar	(258)	9/2018	USD	(63,351,900)	145,808

					1,120,400

					$1,808,437

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	708,818	USD	220,659	CITI**	12/20/2017	$768
BRL	1,063,226	USD	330,989	JPMC**	12/20/2017	1,151
CAD	11,272,298	USD	8,982,610	CITI	12/20/2017	56,082
CAD	16,908,445	USD	13,473,930	JPMC	12/20/2017	84,106
CNY	705,031	USD	105,172	CITI**	12/20/2017	398
CNY	1,057,546	USD	157,759	JPMC**	12/20/2017	596
EUR	244,309	USD	289,649	CITI	12/20/2017	395
EUR	366,462	USD	434,472	JPMC	12/20/2017	591
GBP	1,053,200	USD	1,390,978	CITI	12/20/2017	23,798
GBP	1,579,800	USD	2,086,410	JPMC	12/20/2017	35,754
HKD	3,997,600	USD	512,358	CITI	12/20/2017	421
HKD	5,996,400	USD	768,538	JPMC	12/20/2017	630
JPY	6,400	USD	57	CITI	12/20/2017	—
JPY	9,600	USD	86	JPMC	12/20/2017	—
PLN	1,120,000	USD	305,620	CITI	12/20/2017	1,377
PLN	1,680,000	USD	458,431	JPMC	12/20/2017	2,066
SEK	6,800	USD	838	CITI	12/20/2017	1
SEK	10,200	USD	1,257	JPMC	12/20/2017	1
TRY	80,000	USD	21,888	CITI	12/20/2017	53
TRY	120,000	USD	32,832	JPMC	12/20/2017	79
USD	1,926,984	AUD	2,421,600	CITI	12/20/2017	29,244
USD	2,890,472	AUD	3,632,400	JPMC	12/20/2017	43,862
USD	24,075,957	CHF	22,874,000	CITI	12/20/2017	325,434
USD	36,113,890	CHF	34,311,000	JPMC	12/20/2017	488,106
USD	150,574	CNY	994,400	CITI**	12/20/2017	1,675
USD	225,861	CNY	1,491,600	JPMC**	12/20/2017	2,512
USD	604,381	DKK	3,751,600	CITI	12/20/2017	5,676
USD	906,570	DKK	5,627,400	JPMC	12/20/2017	8,513
USD	2,752,274	EUR	2,278,800	CITI	12/20/2017	46,883
USD	4,128,406	EUR	3,418,200	JPMC	12/20/2017	70,319
USD	199,913	HKD	1,557,600	CITI	12/20/2017	118
USD	299,870	HKD	2,336,400	JPMC	12/20/2017	176
USD	538,537	JPY	59,941,200	CITI	12/20/2017	3,725
USD	807,804	JPY	89,911,800	JPMC	12/20/2017	5,586
USD	5,993,221	KRW	6,746,808,000	CITI**	12/20/2017	96,639

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	8,989,821	KRW	10,120,212,000	JPMC**	12/20/2017	$144,948
USD	3,171,230	NOK	24,714,000	CITI	12/20/2017	62,524
USD	4,756,840	NOK	37,071,000	JPMC	12/20/2017	93,780
USD	2,288,565	NZD	3,155,851	CITI	12/20/2017	12,607
USD	3,432,664	NZD	4,733,779	JPMC	12/20/2017	18,724
USD	22,040	PLN	80,000	CITI	12/20/2017	111
USD	33,059	PLN	120,000	JPMC	12/20/2017	167
USD	3,726,693	SEK	29,892,000	CITI	12/20/2017	39,245
USD	5,590,032	SEK	44,838,000	JPMC	12/20/2017	58,860
USD	4,114,936	SGD	5,550,236	CITI	12/20/2017	19,582
USD	6,172,397	SGD	8,325,354	JPMC	12/20/2017	29,366
USD	489,828	TRY	1,760,000	CITI	12/20/2017	7,134
USD	734,742	TRY	2,640,000	JPMC	12/20/2017	10,700
USD	812,409	TWD	24,400,000	CITI**	12/20/2017	6,237
USD	1,218,613	TWD	36,600,000	JPMC**	12/20/2017	9,354

Total unrealized appreciation						1,850,074

AUD	13,980,000	USD	11,123,222	CITI	12/20/2017	(167,488)
AUD	20,970,000	USD	16,684,853	JPMC	12/20/2017	(251,252)
BRL	2,375,182	USD	748,097	CITI**	12/20/2017	(6,117)
BRL	3,562,774	USD	1,122,148	JPMC**	12/20/2017	(9,177)
CAD	14,648,502	USD	11,892,845	CITI	12/20/2017	(146,943)
CAD	21,972,755	USD	17,839,292	JPMC	12/20/2017	(220,437)
CHF	521,600	USD	551,184	CITI	12/20/2017	(9,597)
CHF	782,400	USD	826,777	JPMC	12/20/2017	(14,396)
CNY	6,224,569	USD	939,807	CITI**	12/20/2017	(7,754)
CNY	9,336,854	USD	1,409,712	JPMC**	12/20/2017	(11,633)
EUR	4,181,291	USD	5,022,172	CITI	12/20/2017	(58,144)
EUR	6,271,938	USD	7,533,269	JPMC	12/20/2017	(87,224)
GBP	1,190,000	USD	1,605,321	CITI	12/20/2017	(6,779)
GBP	1,785,000	USD	2,407,984	JPMC	12/20/2017	(10,172)
HKD	20,000	USD	2,567	CITI	12/20/2017	(1)
HKD	30,000	USD	3,850	JPMC	12/20/2017	(2)
HUF	104,000,000	USD	406,306	CITI	12/20/2017	(10,393)
HUF	156,000,000	USD	609,459	JPMC	12/20/2017	(15,590)
INR	47,720,000	USD	737,708	CITI**	12/20/2017	(14,324)
INR	71,580,000	USD	1,106,563	JPMC**	12/20/2017	(21,488)
JPY	351,598,400	USD	3,201,711	CITI	12/20/2017	(64,653)
JPY	527,397,600	USD	4,802,572	JPMC	12/20/2017	(96,986)
MXN	102,644,000	USD	5,678,217	CITI	12/20/2017	(112,586)
MXN	153,966,000	USD	8,517,336	JPMC	12/20/2017	(168,890)
PLN	5,080,000	USD	1,424,705	CITI	12/20/2017	(32,252)
PLN	7,620,000	USD	2,137,061	JPMC	12/20/2017	(48,381)
SEK	2,738,400	USD	342,385	CITI	12/20/2017	(4,579)
SEK	4,107,600	USD	513,578	JPMC	12/20/2017	(6,869)
TRY	12,952,000	USD	3,641,927	CITI	12/20/2017	(89,734)
TRY	19,428,000	USD	5,462,898	JPMC	12/20/2017	(134,607)
USD	866,675	CHF	837,200	CITI	12/20/2017	(2,606)
USD	1,301,925	CHF	1,255,800	JPMC	12/20/2017	(1,997)
USD	180,410	CNY	1,209,200	CITI**	12/20/2017	(653)
USD	270,614	CNY	1,813,800	JPMC**	12/20/2017	(980)
USD	4,255	EUR	3,600	CITI	12/20/2017	(19)
USD	6,383	EUR	5,400	JPMC	12/20/2017	(28)
USD	1,769,518	GBP	1,366,800	CITI	12/20/2017	(66,521)
USD	2,654,274	GBP	2,050,200	JPMC	12/20/2017	(99,784)
USD	1,128,799	HKD	8,804,800	CITI	12/20/2017	(608)
USD	1,693,196	HKD	13,207,200	JPMC	12/20/2017	(914)
USD	2,653,879	ILS	9,436,000	CITI	12/20/2017	(23,289)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	3,980,814	ILS	14,154,000	JPMC	12/20/2017	$(34,938)
USD	34,942	KRW	40,000,000	CITI**	12/20/2017	(17)
USD	52,413	KRW	60,000,000	JPMC**	12/20/2017	(26)
USD	2,060,902	NZD	2,868,549	CITI	12/20/2017	(7,859)
USD	3,091,347	NZD	4,302,821	JPMC	12/20/2017	(11,791)
USD	1,204,601	SGD	1,638,164	CITI	12/20/2017	(4,151)
USD	1,806,899	SGD	2,457,246	JPMC	12/20/2017	(6,229)
USD	43,630	TRY	160,000	CITI	12/20/2017	(251)
USD	65,445	TRY	240,000	JPMC	12/20/2017	(377)
USD	26,412	TWD	800,000	CITI**	12/20/2017	(20)
USD	39,618	TWD	1,200,000	JPMC**	12/20/2017	(30)
ZAR	20,000,000	USD	1,511,493	CITI	12/20/2017	(52,945)
ZAR	30,000,000	USD	2,267,242	JPMC	12/20/2017	(79,420)

Total unrealized depreciation						(2,223,901)

Net unrealized depreciation						$(373,827)

** Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at September 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (rates range from - 0.15% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	1-57 months maturity ranging from10/20/2017 - 11/19/2021	$33,582,987	$561,198	$(129,069)	$432,129

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Australia
BHP Billiton plc	21,991	$388,053	$13,783	0.0

Isle of Man
Paysafe Group plc	37,050	289,237	45,981	0.0

South Africa
Mondi plc	7,934	213,307	6,685	0.0

Switzerland
Coca-Cola HBC AG	7,527	254,855	49,847	0.0

United Kingdom
Anglo American plc	40,972	736,611	77,178	0.0
Ashtead Group plc	34,190	824,800	68,705	0.0
Barclays plc	209,062	542,094	(28,417)	(0.0)
Barratt Developments plc	131,033	1,079,474	109,232	0.0
Bellway plc	15,548	687,771	94,396	0.0
Berkeley Group Holdings plc	17,158	855,099	99,259	0.0
BT Group plc	131,836	501,438	(32,227)	(0.0)
Close Brothers Group plc	12,368	244,574	(16,192)	(0.0)
DCC plc	3,963	384,814	5,693	0.0
GKN plc	57,800	267,820	(19,242)	(0.0)
Indivior plc	93,749	427,018	12,027	0.0
Intermediate Capital Group plc	44,031	552,862	125,316	0.0
Kingfisher plc	79,630	318,813	(21,945)	(0.0)
Micro Focus International plc	17,093	547,106	(3,361)	(0.0)
Next plc	3,181	224,237	19,311	0.0
Persimmon plc	34,658	1,199,423	187,724	0.0
Playtech plc	30,013	369,529	(3,360)	(0.0)
Royal Mail plc	86,801	446,946	(33,057)	(0.0)
Sky plc	24,743	303,544	(23,832)	(0.0)
Taylor Wimpey plc	362,505	950,107	10,194	0.0
William Hill plc	89,541	302,879	(24,457)	(0.0)
Wm Morrison Supermarkets plc	189,203	593,700	(10,906)	(0.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stock

Chile
Antofagasta plc	(35,117)	$(447,321)	$(43,613)	(0.0)

Netherlands
Royal Dutch Shell plc	(41,212)	(1,245,503)	(91,375)	(0.0)

United Kingdom
Associated British Foods plc	(9,183)	(393,140)	(67,905)	(0.0)
AstraZeneca plc	(21,251)	(1,413,223)	(49,009)	(0.0)
Aviva plc	(65,627)	(452,953)	17,356	0.0
BP plc	(302,955)	(1,940,730)	(104,513)	(0.0)
British American Tobacco plc	(26,187)	(1,639,405)	68,187	0.0
Capita plc	(75,209)	(569,042)	26,171	0.0
Cobham plc	(153,871)	(300,540)	(29,585)	(0.0)
Diageo plc	(18,660)	(613,644)	(31,874)	(0.0)
Experian plc	(18,775)	(377,127)	31,753	0.0
Hargreaves Lansdown plc	(13,114)	(260,224)	(28,208)	(0.0)
Imperial Brands plc	(6,602)	(281,779)	12,302	0.0
Inmarsat plc	(34,523)	(297,952)	67,993	0.0
Intertek Group plc	(3,297)	(220,382)	(46,126)	(0.0)
Just Eat plc	(42,313)	(379,003)	(41,531)	(0.0)
Pennon Group plc	(21,436)	(228,878)	22,098	0.0
Petrofac Ltd.	(77,223)	(466,514)	180,340	0.0
Prudential plc	(20,258)	(484,784)	(10,472)	(0.0)
Rolls-Royce Holdings plc	(41,213)	(490,199)	(23,336)	(0.0)
Royal Bank of Scotland Group plc	(95,193)	(342,677)	(19,282)	(0.0)
RSA Insurance Group plc	(36,804)	(307,494)	(15,768)	(0.0)
Serco Group plc	(327,033)	(505,572)	6,270	0.0
Tesco plc	(368,035)	(922,942)	(6,004)	(0.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds floating Rate plus or minus a specified spread (rates range from - 0.68% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	50-57 months maturity ranging from 11/19/2021 - 11/22/2021	$374,729,588	$2,576,834	$387,007	$2,963,841

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

United States
AbbVie, Inc.	24,234	$2,153,433	$399,725	0.1
Aflac, Inc.	24,219	1,971,184	173,207	0.0
Allstate Corp. (The)	19,371	1,780,389	175,501	0.0
Amgen, Inc.	13,736	2,561,077	180,274	0.0
Anthem, Inc.	16,020	3,041,878	301,149	0.1
Best Buy Co., Inc.	41,599	2,369,479	252,834	0.1
Biogen, Inc.	10,202	3,194,450	226,312	0.1
Consolidated Edison, Inc.	21,402	1,726,713	85,608	0.0
eBay, Inc.	84,295	3,241,986	363,479	0.1
Exelon Corp.	41,015	1,545,035	59,612	0.0
Express Scripts Holding Co.	27,152	1,719,265	33,500	0.0
General Motors Co.	68,811	2,778,588	142,986	0.0
Gilead Sciences, Inc.	34,635	2,806,128	322,612	0.1
Humana, Inc.	6,505	1,584,813	56,284	0.0
Huntington Ingalls Industries, Inc.	10,524	2,383,055	152,782	0.0
Intel Corp.	86,484	3,293,311	259,547	0.1
International Business Machines Corp.	12,391	1,797,686	(84,701)	(0.0)
JPMorgan Chase & Co.	17,034	1,626,917	82,274	0.0
Lear Corp.	10,744	1,859,572	291,326	0.1
LyondellBasell Industries NV	37,519	3,716,257	429,419	0.1
McKesson Corp.	11,440	1,757,298	(7,349)	(0.0)
Merck & Co., Inc.	31,734	2,031,928	27,218	0.0
Micron Technology, Inc.	61,849	2,432,521	638,483	0.1
Northrop Grumman Corp.	6,491	1,867,590	282,164	0.1
Owens Corning	21,964	1,698,915	321,917	0.1
Pfizer, Inc.	50,464	1,801,565	74,736	0.0
Raytheon Co.	11,305	2,109,287	315,561	0.1
Spirit AeroSystems Holdings, Inc.	23,620	1,835,746	437,957	0.1
Travelers Cos., Inc. (The)	12,982	1,590,555	(5,111)	(0.0)
United Rentals, Inc.	14,792	2,052,242	375,956	0.1
US Bancorp	29,769	1,595,321	(12,106)	(0.0)
Walt Disney Co. (The)	29,003	2,858,826	(222,216)	(0.1)
WellCare Health Plans, Inc.	9,975	1,713,106	275,583	0.1

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stock

United States
Advanced Micro Devices, Inc.	(141,322)	$(1,801,856)	$(87,076)	(0.0)
Alnylam Pharmaceuticals, Inc.	(15,506)	(1,821,800)	(823,347)	(0.2)
Ball Corp.	(46,279)	(1,911,323)	(115,113)	(0.0)
Charles Schwab Corp. (The)	(46,038)	(2,013,702)	(113,623)	(0.0)
Cheniere Energy, Inc.	(45,727)	(2,059,544)	(3,438)	(0.0)
Coty, Inc.	(97,566)	(1,612,766)	176,835	0.0
Dominion Energy, Inc.	(20,069)	(1,543,908)	3,689	0.0
Fastenal Co.	(34,794)	(1,585,911)	26,949	0.0
First Data Corp.	(113,279)	(2,043,553)	(199,722)	(0.0)
FirstEnergy Corp.	(71,683)	(2,209,987)	11,479	0.0
Hess Corp.	(33,166)	(1,555,154)	(103,866)	(0.0)
L Brands, Inc.	(49,285)	(2,050,749)	76,770	0.0
Palo Alto Networks, Inc.	(16,491)	(2,376,353)	(357,639)	(0.1)
Sealed Air Corp.	(41,689)	(1,780,954)	68,337	0.0
Square, Inc.	(74,777)	(2,154,325)	(436,681)	(0.1)
Tesla, Inc.	(7,001)	(2,388,041)	(150,250)	(0.0)
Wynn Resorts Ltd.	(12,524)	(1,865,074)	(429,573)	(0.1)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (rates range from - 0.08% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-57 months maturity ranging from 10/05/2017 - 11/19/2021	$18,549,118	$249,549	$(59,220)	$190,329

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

France
Air France-KLM	35,205	$555,185	$134,972	0.0
Amundi SA	377	31,346	1,215	0.0
Arkema SA	581	71,290	7,631	0.0
Atos SE	8,944	1,387,286	196,199	0.0
BNP Paribas SA	3,025	244,044	13,062	0.0
Capgemini SE	1,767	207,136	28,483	0.0
Cie Generale des Etablissements Michelin	8,264	1,205,730	137,454	0.0
CNP Assurances	7,083	166,048	8,338	0.0
Eiffage SA	1,291	133,700	24,755	0.0
Eutelsat Communications SA	4,327	128,091	3,797	0.0
Faurecia	3,240	224,843	62,865	0.0
Imerys SA	1,096	99,030	131	0.0
Ipsen SA	2,493	331,702	59,882	0.0
Lagardere SCA	11,661	390,648	28,757	0.0
Orange SA	9,642	157,877	(10,230)	(0.0)
Orpea	374	44,331	5,874	0.0
Peugeot SA	37,508	892,885	58,589	0.0
Renault SA	6,410	629,830	22,701	0.0
Sanofi	6,464	643,470	(7,384)	(0.0)
SCOR SE	795	33,341	(328)	(0.0)
SEB SA	1,158	212,518	37,497	0.0
Societe BIC SA	223	26,731	(4,307)	(0.0)
Sodexo SA	2,989	372,611	(862)	(0.0)
Teleperformance	3,383	504,705	100,162	0.0
Thales SA	5,986	677,917	41,828	0.0
TOTAL SA	1,357	72,863	2,481	0.0
Valeo SA	1,879	139,423	7,111	0.0

Short Positions

Common Stock

France
Accor SA	(20,455)	(1,017,299)	(119,239)	(0.0)
Air Liquide SA	(1,683)	(224,438)	(13,996)	(0.0)
Airbus SE	(11,416)	(1,086,748)	(106,082)	(0.0)
Alstom SA	(754)	(32,036)	(8,081)	(0.0)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
France (continued)
Bollore SA	(54,414)	$(272,103)	$(42,458)	(0.0)
Bureau Veritas SA	(4,536)	(117,062)	(18,484)	(0.0)
Carrefour SA	(19,347)	(390,564)	(4,900)	(0.0)
Casino Guichard Perrachon SA	(2,363)	(140,143)	5,652	0.0
Cie Plastic Omnium SA	(1,866)	(79,824)	(4,789)	(0.0)
Edenred	(27,062)	(735,674)	(50,583)	(0.0)
Electricite de France SA	(24,080)	(292,460)	(37,175)	(0.0)
Essilor International SA	(1,318)	(163,350)	12,082	0.0
Hermes International	(231)	(116,546)	2,824	0.0
Iliad SA	(1,642)	(436,449)	(25,414)	(0.0)
Ingenico Group SA	(6,523)	(618,403)	73,963	0.0
JCDecaux SA	(4,694)	(175,984)	(715)	(0.0)
L’Oreal SA	(1,039)	(220,313)	608	0.0
Natixis SA	(49,581)	(396,794)	(62,330)	(0.0)
Remy Cointreau SA	(2,245)	(265,941)	(32,579)	(0.0)
SFR Group SA	(10,197)	(415,990)	(64,911)	(0.0)
Vivendi SA	(48,779)	(1,235,758)	(158,681)	(0.0)
Zodiac Aerospace	(13,250)	(383,076)	(32,480)	(0.0)

Luxembourg
Eurofins Scientific SE	(154)	(97,436)	(22,268)	(0.0)

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$590,000	$—	$590,000

BARC
Cash	—	4,375,977	4,375,977

CITI
Investment Companies	1,197,629	—	1,197,629

GSCO
Cash	—	988,688	988,688

GSIN
Cash	(3,159,004)	—	(3,159,004)
Investment Companies	33,287,668	—	33,287,668

JPMC
Investment Companies	3,860,000	—	3,860,000

JPMS
Cash	—	1,456,742	1,456,742

MSCL
Cash	—	1,006,191	1,006,191

MSCS
Cash	2,453,038	—	2,453,038

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(200,000)	$—	$(2,00,000)
Investment Companies	282,551	—	282,551

GSCO
Cash	—	215,413	215,413

GSIN
Cash	250,000	—	250,000

JPPC
Cash	—	1,289,754	1,289,754

MSCL
Cash	—	762,838	762,838

SOCG
Cash	110,002	—	110,002

The following reference rates, and their values as of period-end, are used for security descriptions:

Euro Interbank Offered Rate (“EURIBOR”): -0.37%

London Interbank Offered Rate (“LIBOR”): 1.23%

Federal Funds floating Rate: 1.06%

EUR/USD 1 Week Forward Swap Rate: -0.38%

HKD/USD 1 Week Forward Swap Rate: 0.09%

Singapore Interbank Offered Rate (“SIBOR”): 1.00%

JPY/USD 1 Week Forward Swap Rate: -0.05%

Sterling Overnight Index Average (“SONIA”): 0.21%

Canadian Dollar Offered Rate: 1.33%

Canadian Overnight Repurchase Rate: 0.98%

Euro Overnight Index Average (“EONIA”): -0.35%

Tomorrow/Next Overnight Indexed Swaps: -0.54%

Rand Overnight Deposit Rate: 6.57%

Australian Bank-Bill Swap Reference Rate: 1.60%

Australian Overnight Indexed Swap Rate (“AOISR”): 1.50%

Hong Kong Overnight Index Average (“HONIX”): 0.12%

Copenhagen Interbank Rate: -0.37%

Bank of Japan Estimate Unsecured Overnight Call Rate: -0.001%

Reserve Bank of Australia Cash Rate: 1.50%

AUD/USD Overnight Forward FX Swap Rate: 1.50%

GBP/USD 1 Week Forward FX Swap Rate: 0.24%

Mexico Equilibrium Interbank Interest Rate: 7.37%

Warsaw Interbank Offered Rate: 1.66%

Norway Interbank Offered Rate: 0.67%

Stockholm Interbank Offered Rate: -0.49%

CAD/USD Overnight Forward FX Swap Rate: 1.33%

AUD/USD 1 Week Forward FX Swap Rate: 1.60%

CHF London Interbank Offered Rate (“LIBOR”): -0.78%

GBP London Interbank Offered Rate (“LIBOR”): 0.25%

JPY London Interbank Offered Rate (“LIBOR”): -0.05%

Hong Kong Interbank Offered Rate: 0.58%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2017 (Unaudited)

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

BNPP - BNP Paribas

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

See notes to Consolidated Schedule of Investments.

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2017, the Trust consists of thirty-eight active series, fourteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

AQR Alternative Risk Premia Fund commenced operations on September 19, 2017.

The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each fund offers Class I, Class N and Class R6 shares.

The following Funds are closed to new investors, subject to certain exceptions: AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd., and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may invest up to 25% of its total assets in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	SUBSIDIARY NET ASSETS AT SEPTEMBER 30, 2017	% OF TOTAL NET ASSETS AT SEPTEMBER 30, 2017

AQR Global Macro Offshore Fund Ltd	$5,959,926	23.0%
AQR Managed Futures Strategy Offshore Fund Ltd	2,683,273,184	22.8%
AQR Managed Futures Strategy HV Offshore Fund Ltd	158,653,530	22.3%
AQR Multi-Strategy Alternative Offshore Fund Ltd	536,825,011	16.2%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd	41,045,915	22.5%
AQR Risk Parity Offshore Fund Ltd	91,056,259	20.0%
AQR Risk Parity II HV Offshore Fund Ltd	12,239,301	22.6%
AQR Risk Parity II MV Offshore Fund Ltd	11,995,291	15.1%
AQR Style Premia Alternative Offshore Fund Ltd	980,897,570	22.9%
AQR Style Premia Alternative LV Offshore Fund Ltd	102,681,736	23.4%

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest in Inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

As of September 30, 2017, AQR Diversified Arbitrage Fund’s unfunded commitment was as follows:

BORROWER	COMMITMENT AMOUNT

DEMC, Ltd., Class A-2	$349,189

The fund has no unrealized gain or loss on the unfunded commitment.

Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments. Debt obligations may be placed on

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security, a short sale. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) on swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury

Inflation Protected Securities with a maturity of up to 30 days in the amount of $ 5,798,304 for AQR Risk Parity II HVFund.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the of the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which are considered significant to the fair value determination.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR ALTERNATIVE RISK PREMIA FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$8,360,112	$3,432,423	$—		$11,792,535
Short-Term Investments	—	8,473,079	—		8,473,079
Futures Contracts*	14,819	—	—		14,819
Forward Foreign Currency Exchange Contracts*	—	61,207	—		61,207
Total Return Swap Contracts*	—	14,537	—		14,537

Total Assets	$8,374,931	$11,981,246	$—		$20,356,177

LIABILITIES
Common Stocks (Sold Short)†	$(7,089,425)	$(2,857,448)	$—		$(9,946,873)
Options Written (Sold Short)	(33,383)	—	—		(33,383)
Futures Contracts*	(42,944)	—	—		(42,944)
Forward Foreign Currency Exchange Contracts*	—	(147,362)	—		(147,362)
Total Return Swap Contracts*	—	(79,484)	—		(79,484)

Total Liabilities	$(7,165,752)	$(3,084,294)	$—		$(10,250,046)

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$82,117,667	$71,646,576	$6,697,399		$160,461,642
Convertible Preferred Stocks	23,307,629	12,289,340	—		35,596,969
Corporate Bonds	—	18,145,737	—	(a)	18,145,737
Convertible Bonds	—	169,592,626	2,171,969		171,764,595
Closed End Funds	1,385,327	—	—		1,385,327
Loan Participations	—	—	718,285		718,285
Preferred Stocks	1,267,308	431,224	666,239		2,364,771
Rights	1,344,491	1,296,000	562,829		3,203,320
Securities in Litigation	—	—	436,930		436,930
Short-Term Investments	—	251,807,227	—		251,807,227
Warrants	16,710,177	5,219,477	418,634		22,348,288
Futures Contracts*	167,373	—	—		167,373
Forward Foreign Currency Exchange Contracts*	—	23,418	—		23,418
Total Return Basket Swaps Contracts*	—	13,615,581	—		13,615,581

Total Assets	$126,299,972	$544,067,206	$11,672,285		$682,039,463

LIABILITIES
Common Stocks (Sold Short)	$(157,504,708)	$—	$—	(a)	$(157,504,708)
Convertible Bonds (Sold Short)	—	(11,826,531)	—		(11,826,531)
Futures Contracts*	(613,453)	—	—		(613,453)
Forward Foreign Currency Exchange Contracts*	—	(8,927)	—		(8,927)
Credit Default Swap Contracts*	—	(1,070,424)	—		(1,070,424)
Total Return Basket Swaps Contracts*	—	(1,295,706)	—		(1,295,706)

Total Liabilities	$(158,118,161)	$(14,201,588)	$ —(a	)	$(172,319,749)

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$67,632,090	$477,242,754	$—	$544,874,844
Short-Term Investments	—	1,485,632,798	—	1,485,632,798
Forward Foreign Currency Exchange Contracts*	—	1,129,794	—	1,129,794
Total Return Basket Swaps Contracts*	—	54,259,204	—	54,259,204

Total Assets	$67,632,090	$2,018,264,550	$—	$2,085,896,640

LIABILITIES
Common Stocks (Sold Short)†	$(63,854,223)	$(397,189,921)	$—	$(461,044,144)
Forward Foreign Currency Exchange Contracts*	—	(284,932)	—	(284,932)

Total Liabilities	$(63,854,223)	$(397,474,853)	$—	$(461,329,076)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$23,953,375	$—	$23,953,375
Futures Contracts*	341,547	—	—	341,547
Forward Foreign Currency Exchange Contracts*	—	307,472	—	307,472
Total Return Swap Contracts*	—	30,380	—	30,380

Total Assets	$341,547	$24,291,227	$—	$24,632,774

LIABILITIES
Futures Contracts*	$(46,878)	$—	$—	$(46,878)
Forward Foreign Currency Exchange Contracts*	—	(752,877)	—	(752,877)
Interest Rate Swap Contracts*	—	(302,842)	—	(302,842)
Total Return Swap Contracts*	—	(78,049)	—	(78,049)

Total Liabilities	$(46,878)	$(1,133,768)	$—	$(1,180,646)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$169,311,441	$1,228,589,411	$—	$1,397,900,852
Short-Term Investments	—	4,566,271,999	—	4,566,271,999
Futures Contracts*	42,783,877	—	—	42,783,877
Forward Foreign Currency Exchange Contracts*	—	6,781,913	—	6,781,913
Total Return Basket Swaps Contracts*	—	204,549,105	—	204,549,105
Total Return Swaps Contracts*	—	1,110,421	—	1,110,421

Total Assets	$212,095,318	$6,007,302,849	$—	$6,219,398,167

LIABILITIES
Common Stocks (Sold Short)†	$(161,230,615)	$(1,036,193,719)	$—	$(1,197,424,334)
Forward Foreign Currency Exchange Contracts*	—	(10,353,262)	—	(10,353,262)

Total Liabilities	$(161,230,615)	$(1,046,546,981)	$—	$(1,207,777,596)

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Short-Term Investments	$—	$11,739,518,167	$—		$11,739,518,167
Futures Contracts*	183,572,902	—	—		183,572,902
Forward Foreign Currency Exchange Contracts*	—	177,162,115	—		177,162,115
Total Return Swaps Contracts*	—	29,082,648	—		29,082,648

Total Assets	$183,572,902	$11,945,762,930	$—		$12,129,335,832

LIABILITIES
Futures Contracts*	$(18,363,397)	$—	$—		$(18,363,397)
Forward Foreign Currency Exchange Contracts*	—	(313,283,395)	—		(313,283,395)
Total Return Swaps Contracts*	—	(109,601,000)	—		(109,601,000)

Total Liabilities	$(18,363,397)	$(422,884,395)	$—		$(441,247,792)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Short-Term Investments	$—	$670,274,399	$—		$670,274,399
Futures Contracts*	16,880,264	—	—		16,880,264
Forward Foreign Currency Exchange Contracts*	—	16,265,816	—		16,265,816
Total Return Swaps Contracts*	—	2,457,563	—		2,457,563

Total Assets	$16,880,264	$688,997,778	$—		$705,878,042

LIABILITIES
Futures Contracts*	$(1,660,305)	$—	$—		$(1,660,305)
Forward Foreign Currency Exchange Contracts*	—	(28,376,295)	—		(28,376,295)
Total Return Swaps Contracts*	—	(9,624,799)	—		(9,624,799)

Total Liabilities	$(1,660,305)	$(38,001,094)	$—		$(39,661,399)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$79,608,204	$—	$12,099,751		$91,707,955
Convertible Preferred Stocks†	169,815,980	132,116,211	—		301,932,191
Convertible Bonds†	—	592,325,737	—	(a)	592,325,737
Short-Term Investments	—	2,631,966,044	—		2,631,966,044
Futures Contracts*	58,089,484	—	—		58,089,484
Forward Foreign Currency Exchange Contracts*	—	22,674,257	—		22,674,257
Credit Default Swap Contracts*	—	37,265,877	—		37,265,877
Total Return Basket Swaps Contracts*	—	134,418,201	—		134,418,201
Total Return Swaps Contracts	—	5,474,238	—		5,474,238

Total Assets	$307,513,668	$3,556,240,565	$12,099,751		$3,875,853,984

LIABILITIES
Common Stocks (Sold Short)†	$(688,846,741)	$—	$—		$(688,846,741)
Convertible Bonds (Sold Short)†	—	(24,314,078)	—		(24,314,078)
Written Options (Sold Short)	(7,664,085)	—	—		(7,664,085)
Futures Contracts*	(2,545,722)	—	—		(2,545,722)
Forward Foreign Currency Exchange Contracts*	—	(43,737,986)	—		(43,737,986)
Total Return Basket Swaps Contracts*	—	(9,544,833)	—		(9,544,833)
Total Return Swaps Contracts	—	(16,373,837)	—		(16,373,837)

Total Liabilities	$(699,056,548)	$(93,970,734)	$—		$(793,027,282)

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$159,869,129	$—	$159,869,129
Futures Contracts*	11,118,584	—	—	11,118,584
Total Return Swaps Contracts*	—	2,833,309	—	2,833,309

Total Assets	$11,118,584	$162,702,438	$—	$173,821,022

LIABILITIES
Futures Contracts*	$(1,021,598)	$—	$—	$(1,021,598)
Total Return Swaps Contracts*	—	(4,540,635)	—	(4,540,635)

Total Liabilities	$(1,021,598)	$(4,540,635)	$—	$(5,562,233)

AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$60,054,317	$—	$60,054,317
U.S. Treasury Obligations	—	94,555,163	—	94,555,163
Short-Term Investments	—	271,740,782	—	271,740,782
Futures Contracts*	7,397,603	—	—	7,397,603
Forward Foreign Currency Exchange Contracts*	—	1,543,117	—	1,543,117
Interest Rate Swap Contracts*	—	371,915	—	371,915
Credit Default Swap Contracts*	—	19,495,695	—	19,495,695
Total Return Swap Contracts*	—	1,000,428	—	1,000,428

Total Assets	$7,397,603	$448,761,417	$—	$456,159,020

LIABILITIES
Futures Contracts*	$(2,373,044)	$—	—	$(2,373,044)
Forward Foreign Currency Exchange Contracts*	—	(4,188,019)	—	(4,188,019)
Interest Rate Swap Contracts*	—	(302,389)	—	(302,389)
Total Return Swap Contracts*	—	(1,545,684)	—	(1,545,684)

Total Liabilities	$(2,373,044)	$(6,036,092)	$—	$(8,409,136)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$12,364,972	$—	$12,364,972
U.S. Treasury Obligations	—	18,462,079	—	18,462,079
Short-Term Investments	—	31,371,833	—	31,371,833
Futures Contracts*	1,694,183	—	—	1,694,183
Forward Foreign Currency Exchange Contracts*	—	92,633	—	92,633
Total Return Swap Contracts*	—	203,665	—	203,665

Total Assets	$1,694,183	$62,495,182	$—	$64,189,365

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	—	(12,010,875)	—	(12,010,875)
Futures Contracts*	$(676,007)	—	—	(676,007)
Forward Foreign Currency Exchange Contracts*	—	(155,569)	—	(155,569)
Total Return Swap Contracts*	—	(390,989)	—	(390,989)

Total Liabilities	$(676,007)	$(12,557,433)	$—	$(13,233,440)

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$11,399,557	$—	$11,399,557
U.S. Treasury Obligations	—	17,742,629	—	17,742,629
Short-Term Investments	—	47,643,277	—	47,643,277
Futures Contracts*	1,638,460	—	—	1,638,460
Forward Foreign Currency Exchange Contracts*	—	84,422	—	84,422
Total Return Swap Contracts*	—	226,291	—	226,291

Total Assets	$1,638,460	$77,096,176	$—	$78,734,636

LIABILITIES
Futures Contracts*	$(672,407)	$—	$—	$(672,407)
Forward Foreign Currency Exchange Contracts*	—	(144,609)	—	(144,609)
Total Return Swap Contracts*	—	(381,722)	—	(381,722)

Total Liabilities	$(672,407)	$(526,331)	$—	$(1,198,738)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$1,465,383,799	$—	$1,465,383,799
Short-Term Investments	—	3,716,374,579	—	3,716,374,579
Futures Contracts*	56,650,937	—	—	56,650,937
Forward Foreign Currency Exchange Contracts*	—	35,630,023	—	35,630,023
Total Return Basket Swaps Contracts*	—	63,300,379	—	63,300,379
Total Return Swaps Contracts*	—	11,683,959	—	11,683,959

Total Assets	$56,650,937	$5,292,372,739	$—	$5,349,023,676

LIABILITIES
Common Stocks (Sold Short)†	$—	$(1,120,960,293)	$(2)	$(1,120,960,295)
Futures Contracts*	(20,303,202)	—	—	(20,303,202)
Forward Foreign Currency Exchange Contracts*	—	(42,031,045)	—	(42,031,045)
Total Return Swaps Contracts*	—	(24,171,271)	—	(24,171,271)

Total Liabilities	$(20,303,202)	$(1,187,162,609)	$(2)	$(1,207,465,813)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$77,183,122	$17,099	$77,200,221
Short-Term Investments	—	406,061,289	—	406,061,289
Futures Contracts*	2,926,320	—	—	2,926,320
Forward Foreign Currency Exchange Contracts*	—	1,850,074	—	1,850,074
Total Return Basket Swaps Contracts*		3,586,299	—	3,586,299
Total Return Swaps Contracts	—	607,814	—	607,814

Total Assets	$2,926,320	$489,288,598	$17,099	$492,232,017

LIABILITIES
Common Stocks (Sold Short)†	—	(59,913,804)	—	(59,913,804)
Futures Contracts*	(1,117,883)	—	—	(1,117,883)
Forward Foreign Currency Exchange Contracts*	—	(2,223,901)	—	(2,223,901)
Total Return Swaps Contacts*	—	(1,180,706)	—	(1,180,706)

Total Liabilities	$(1,117,883)	$(63,318,411)	$—	$(64,436,294)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended September 30, 2017, the amount of securities that transferred from Level 1 into Level 2 for the AQR Diversified Arbitrage Fund was $467,391 and the amount transferred from Level 2 into Level 1 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund was $3,278,319 and $10,161,628 respectively. There were no transfers of investments between levels for any of the remaining Funds.

There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Style Prima Alternative Fund and AQR Style Premia Alternative LV Fund.

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCKS	RIGHTS	WARRANTS	SECURITIES IN LITIGATION	SHORT COMMON STOCKS		TOTAL RETURN BASKET SWAP CONTRACTS
Balance as of December 31, 2016	$6,494,137	$3,219,344	$782,139	$692,778	$567,662	$17,778	$452,769	$(402)		$432,995
Accrued discounts/(premiums)	—	81,043	10,287	—	—	—	—	—		—
Realized gain/(loss)	(52,482)	(28,727,118)	(1,063,937)	—	217,031	(1,679)	(578)	—		—
Change in unrealized appreciation/(depreciation)	378,048	28,871,818	1,057,285	(26,539)	(4,833)	(77,261)	(109,800)	402		—
Purchases[1]	3,348,859	1,486,033	3,711,516	—	—	—	94,539	—		—
Sales[2]	(45,455)	(1,836,436)	(1,792,196)	—	(217,031)	(196)	—	—		—
Transfers in to Level 3	—	62	—	—	—	480,668	—	—		—
Transfers out of Level 3	(3,425,708)	(2,376,461)	(533,125)	—	—	(676)	—	—		(432,995)
Balance as of September 30, 2017	$6,697,399	$718,285	$2,171,969	$666,239	$562,829	$418,634	$436,930	$—	(a)	$—
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2017	$309,754	$(808,362)	$(1,541,547)	$(26,539)	$(4,833)	$(77,506)	$(109,800)	$402		$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	COMMON STOCKS	CORPORATE BONDS		CONVERTIBLE BONDS	TOTAL RETURN BASKET SWAP CONTRACTS- SHORT
Balance as of December 31, 2016	$—	$—	(a)	$8,192,575	$(71,858)
Accrued discounts/(premiums)	—	—		—	—
Realized gain/(loss)	9,242	(3,965,812)		531,365	—
Change in unrealized appreciation/(depreciation)	(92,671)	3,965,812		(381,663)	71,858
Purchases[1]	23,136,045	—		—	—
Sales[2]	(10,952,865)	—		(6,789,089)	—	(a)
Transfers in to Level 3	—	—		—	—
Transfers out of Level 3	—	—		(1,553,188)	—
Balance as of September 30, 2017	$12,099,751	$—		$— (a)	$—
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2017	$(92,671)	$—		$— (a)	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended September 30, 2017 for the AQR Diversified Arbitrage Fund and AQR Multi –Strategy Alternative Fund:

Quantitative Information about Level 3 Fair Value Measurements*

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT RANGE	TOTAL WEIGHTED AVE.

Common Stocks	$1,791,625	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	25.34%—42.21%	29.96%
			Revenue Multiple	.35x to 1.2x	N/A
	$16,974,334	Probability Weighted Expected Return	Discount for Lack of Marketability**	10.61%—23.26%	11.80%
			Discount Rate	6.75%	N/A
			Equity Cost of Capital	40.00%	N/A
			Legal Fees	8.25%	N/A
			Scenario Probability: Enterprise Value Waterfall	33.33%	N/A
			Term	1.26 to 1.80 years	N/A
	$65,393	Public Price Adjusted for Lack of Marketability	Discount for Lack of Marketability**	28.52%	N/A

Investments Rights	$278,781	Options Pricing Model	Discount for Lack of Marketability**	15.81%	N/A
	$281,213	Probability Weighted Expected Return	Discount for Lack of Marketability**	16.61%—40.26%	30.89%
			Equity Cost of Capital	19.50%	N/A
			Scenario Probability: Approval Ex-US for Front Line	15.00%—75.00%	46.78%
			Weighted Average Cost of Capital	29.50%	N/A

Preferred Stocks	$666,239	Discounted Cash Flow	Equity Cost of Capital	16.51%	N/A
			Term	10 years	N/A

Securities in Litigation	$436,416	Liquidation Analysis	Discount for Lack of Marketability**	30.00%	N/A
			Discount Rate	6.00%	N/A
			Recovery Probability	50.00%	N/A
			Term	3 years	N/A
			Future Fundings as % of Expected Proceeds	39.15%	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At September 30, 2017, the value of these securities was $3,278,035. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

6. Derivative Instruments and Activities

The funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Fund’s financial position and financial performance for the period ended September 30, 2017 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Alternative Risk Premia Fund	$28,560	$14,537	$—	$26,988	$79,484	$—	$15,805
AQR Diversified Arbitrage Fund	—	13,579,687		621,815	1,493,119	—	—
AQR Equity Market Neutral Fund	—	54,259,204	—	—	—	—	—
AQR Global Macro Fund	216,429	27,654	—	106,850	56,427	—	—
AQR Long-Short Equity Fund	43,518,696	205,659,526	—	734,819	—	—	—
AQR Managed Futures Strategy Fund	91,041,417	10,345,318	—	6,459,571	4,275,580	—	—
AQR Managed Futures Strategy HV Fund	8,213,569	993,166	—	564,063	438,046	—	—
AQR Multi-Strategy Alternative Fund	42,703,958	138,877,661	—	12,544,690	14,967,824	—	7,664,085
AQR Risk Parity Fund	4,075,215	435,893	—	51,527	186,077	—	—
AQR Risk Parity II HV Fund	793,923	75,798	—	6,507	39,169	—	—
AQR Risk Parity II MV Fund	776,776	88,893	—	9,819	34,565	—	—
AQR Style Premia Alternative Fund	40,024,895	65,538,495		24,830,614	18,065,113		—
AQR Style Premia Alternative LV Fund	2,075,031	3,722,590	—	1,324,660	935,394	—	—

Foreign Exchange Rate Risk Exposure:
AQR Alternative Risk Premia Fund	—	—	61,207	—	—	147,362	—
AQR Diversified Arbitrage Fund	—	—	23,418	—	—	8,927	—
AQR Equity Market Neutral Fund	—	—	1,129,794	—	—	284,932	—
AQR Global Macro Fund	—	—	307,472	—	—	752,877	—
AQR Long-Short Equity Fund	—	—	6,781,913	—	—	10,353,262	—
AQR Managed Futures Strategy Fund	—	—	177,162,115	—	—	313,283,395	—
AQR Managed Futures Strategy HV Fund	—	—	16,265,816	—	—	28,376,295	—
AQR Multi-Strategy Alternative Fund	—	—	22,674,257	—	—	43,737,986	—
AQR Risk Parity Fund	—	—	1,543,117	—	—	4,188,019	—
AQR Risk Parity II HV Fund	—	—	92,633	—	—	155,569	—
AQR Risk Parity II MV Fund	—	—	84,422	—	—	144,609	—
AQR Style Premia Alternative Fund	—	—	35,630,023	—	—	42,031,045	—
AQR Style Premia Alternative LV Fund	—	—	1,850,074	—	—	2,223,901	—

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Interest Rate Risk Exposure:
AQR Alternative Risk Premia Fund	$25,972	$—	$—	$55,669	$—	$—	$17,578
AQR Diversified Arbitrage Fund	175,735	233,307	—	—	—	—	—
AQR Global Macro Fund	323,241	518,733	—	152,330	821,575	—	—
AQR Managed Futures Strategy Fund	79,686,171	—	—	6,775,703	—	—	—
AQR Managed Futures Strategy HV Fund	7,281,073	—	—	594,076	—	—	—
AQR Multi-Strategy Alternative Fund	27,530,875	—	—	6,740,165	1,343,093	—	—
AQR Risk Parity Fund	—	678,755	—	2,521,416	609,229	—	—
AQR Risk Parity II HV Fund	66	—	—	673,996	—	—	—
AQR Risk Parity II MV Fund	—	—	—	670,129	—	—	—
AQR Style Premia Alternative Fund	42,922,691			26,953,799	—	—	—
AQR Style Premia Alternative LV Fund	2,253,959	—	—	1,447,267	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	1,070,424	—	—
AQR Multi-Strategy Alternative Fund	—	43,453,770	—	—	6,187,893	—	—
AQR Risk Parity Fund	—	20,127,788	—	—	632,093	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	127,765	2,726	—	113,586	21,622	—	—
AQR Managed Futures Strategy Fund	71,961,549	18,737,330	—	64,244,361	105,325,420	—	—
AQR Managed Futures Strategy HV Fund	6,632,660	1,464,397	—	5,749,204	9,186,753	—	—
AQR Multi-Strategy Alternative Fund	9,084,365	2,357,871	—	4,490,581	10,950,846	—	—
AQR Risk-Balanced Commodities Strategy Fund	18,761,902	2,833,309	—	8,664,916	4,540,635	—	—
AQR Risk Parity Fund	5,534,813	564,535	—	2,012,526	1,359,607	—	—
AQR Risk Parity II HV Fund	1,289,937	127,867	—	385,247	351,820	—	—
AQR Risk Parity II MV Fund	1,279,372	137,398	—	410,147	347,157	—	—
AQR Style Premia Alternative Fund	21,160,912	9,445,843	—	15,976,350	6,106,158	—	—
AQR Style Premia Alternative LV Fund	1,042,275	471,523	—	790,901	245,312	—	—

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Netting:
AQR Alternative Risk Premia Fund	$(54,532)	$(14,537)	$(61,207)	$(54,532)	$(14,537)	$(61,207)	$—
AQR Diversified Arbitrage Fund	(175,735)	(2,563,543)	(8,927)	(175,735)	(2,563,543)	(8,927)	—
AQR Equity Market Neutral Fund	—	—	(284,932)	—	—	(284,932)	—
AQR Global Macro Fund	(372,766)	(549,113)	(307,472)	(372,766)	(549,113)	(307,472)	—
AQR Long-Short Equity Fund	(734,819)	—	(6,781,913)	(734,819)	—	(6,781,913)	—
AQR Managed Futures Strategy Fund	(77,479,635)	(29,082,648)	(177,162,115)	(77,479,635)	(29,082,648)	(177,162,115)	—
AQR Managed Futures Strategy HV Fund	(6,907,343)	(2,457,563)	(16,265,816)	(6,907,343)	(2,457,563)	(16,265,816)	—
AQR Multi-Strategy Alternative Fund	(23,775,436)	(33,449,656)	(22,674,257)	(23,775,436)	(33,449,656)	(22,674,257)	—
AQR Risk-Balanced Commodities Strategy Fund	(8,664,916)	(2,833,309)	—	(8,664,916)	(2,833,309)	—	—
AQR Risk Parity Fund	(4,585,469)	(2,787,006)	(1,543,117)	(4,585,469)	(2,787,006)	(1,543,117)	—
AQR Risk Parity II HV Fund	(1,065,750)	(203,665)	(92,633)	(1,065,750)	(203,665)	(92,633)	—
AQR Risk Parity II MV Fund	(1,090,095)	(226,291)	(84,422)	(1,090,095)	(226,291)	(84,422)	—
AQR Style Premia Alternative Fund	(67,760,763)	(24,171,271)	(35,630,023)	(67,760,763)	(24,171,271)	(35,630,023)	—
AQR Style Premia Alternative LV Fund	(3,562,828)	(1,180,706)	(1,850,074)	(3,562,828)	(1,180,706)	(1,850,074)	—

Net Fair Value of Derivative Contracts:
AQR Alternative Risk Premia Fund	—	—	—	28,125	64,947	86,155	33,383
AQR Diversified Arbitrage Fund	—	11,249,451	14,491	446,080	—	—	—
AQR Equity Market Neutral Fund	—	54,259,204	844,862	—	—	—	—
AQR Global Macro Fund	294,669	—	—	—	350,511	445,405	—
AQR Long-Short Equity Fund	42,783,877	205,659,526	—	—	—	3,571,349	—
AQR Managed Futures Strategy Fund	165,209,505	—	—	—	80,518,352	136,121,280	—
AQR Managed Futures Strategy HV Fund	15,219,959	—	—	—	7,167,236	12,110,479	—
AQR Multi-Strategy Alternative Fund	55,543,762	151,239,646	—	—	—	21,063,729	7,664,085
AQR Risk-Balanced Commodities Strategy Fund	10,096,986	—	—	—	1,707,326	—	—
AQR Risk Parity Fund	5,024,559	19,019,965	—	—	—	2,644,902	—
AQR Risk Parity II HV Fund	1,018,176	—	—	—	187,324	62,936	—
AQR Risk Parity II MV Fund	966,053	—	—	—	155,431	60,187	—
AQR Style Premia Alternative Fund	36,347,735	50,813,067	—	—	—	6,401,022	—
AQR Style Premia Alternative LV Fund	1,808,437	3,013,407	—	—	—	373,827	—

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded derivatives.

7. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and nonconvertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of

Notes to Schedules of Investments	September 30, 2017 (Unaudited)

Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

8. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with, and adoption of, these rules will have no effect on the Funds’ net assets or results of operations. Management is continuing to evaluate the impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
November 27, 2017

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
November 27, 2017